ANNUAL REPORT
================================================================================

                        COLLEGE RETIREMENT EQUITIES FUND



   MONEY MARKET ACCOUNT                             GLOBAL EQUITIES ACCOUNT
   BOND MARKET ACCOUNT                              GROWTH ACCOUNT
   SOCIAL CHOICE ACCOUNT                            EQUITY INDEX ACCOUNT


                          AUDITED FINANCIAL STATEMENTS
                                    INCLUDING
                            STATEMENTS OF INVESTMENTS
                                DECEMBER 31, 1996










--------------------------------------------------------------------------------
As  required  by  the  Investment   Company  Act  of  1940,  CREF  provides  its
participants with this year-end annual report of the financial condition and portfolio holdings of the Money Market Account, Bond Market Account, Social Choice Account, Global Equities Account, Growth Account and Equity Index Account. CREF also provides an annual report to participants in the Stock
Account.  Semi-annual  reports  are also  provided  each year  toward the end of
August.
--------------------------------------------------------------------------------

                                                                          [LOGO]
                                                                            CREF

                        COLLEGE RETIREMENT EQUITIES FUND



   MONEY MARKET ACCOUNT                             GLOBAL EQUITIES ACCOUNT
   BOND MARKET ACCOUNT                              GROWTH ACCOUNT
   SOCIAL CHOICE ACCOUNT                            EQUITY INDEX ACCOUNT

                      INDEX TO AUDITED FINANCIAL STATEMENTS
                                December 31, 1996

--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Report of Management Responsibility......................................     2
Report of Independent Auditors............................................    3
Audited Financial Statements:
   Statements of Assets and Liabilities...................................    4
   Statements of Operations...............................................    5
   Statements of Changes in Net Assets....................................    6
   Notes to Financial Statements..........................................    8
   Statements of Investments:
      Money Market Account................................................   15
      Bond Market Account.................................................   18
      Social Choice Account...............................................   22
      Global Equities Account.............................................   29
      Growth Account......................................................   44
      Equity Index Account................................................   56
Participant Voting Results................................................   73

[CREF LOGO]

--------------------------------------------------------------------------------
                       REPORT OF MANAGEMENT RESPONSIBILITY



To the Participants of
  College Retirement Equities Fund:

The accompanying financial statements of the Money Market, Bond Market, Social Choice, Global Equities, Growth and Equity Index Accounts of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Deloitte & Touche LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Deloitte & Touche LLP and internal auditing personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all CREF Accounts, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission regularly examine the financial statements of the CREF Accounts as part of their periodic corporate examinations.






                                                      /s/ John H. Biggs
                                                --------------------------------
                                                         Chairman and
                                                    Chief Executive Officer





                                                     /s/ Thomas W. Jones
                                                --------------------------------
                                                  Vice Chairman, President and
                                                     Chief Operating Officer




                                                    /s/ Richard F. Gibbs
                                                --------------------------------
                                                  Executive Vice President and
                                                  Principal Accounting Officer

DELOITTE &
 TOUCHE LLP
-----------
       [LOGO]



                    ------------------------------------------------------------
                    Two World Financial Center         Telephone: (212) 436-2000
                    New York, New York 10281-1414      Facsimile: (212) 436-5000



                         REPORT OF INDEPENDENT AUDITORS

To the Participants and Board of Trustees of College Retirement Equities Fund:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Money Market, Bond Market, Social Choice, Global Equities, Growth and Equity Index Accounts of College Retirement Equities Fund ("CREF") as of December 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two year period then ended. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Money Market, Bond Market, Social Choice, Global Equities, Growth and Equity Index Accounts of CREF at December 31, 1996, the results of their operations and the changes in their net assets for the above-stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
-------------------------

February 6, 1997

---------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
---------------

                        COLLEGE RETIREMENT EQUITIES FUND

                      STATEMENTS OF ASSETS AND LIABILITIES

                                DECEMBER 31, 1996

                                MONEY MARKET      BOND MARKET    SOCIAL CHOICE  GLOBAL EQUITIES     GROWTH      EQUITY INDEX
                                  ACCOUNT           ACCOUNT         ACCOUNT         ACCOUNT         ACCOUNT        ACCOUNT
                                  -------           -------         -------         -------         -------        -------
ASSETS
  Portfolio investments,
     at cost.................. $3,712,248,621   $ 984,475,105  $1,215,391,024  $3,872,499,528  $2,010,889,220   $781,764,884
  Net unrealized appreciation
     (depreciation) of
     portfolio investments....     (1,271,572)      1,161,342     350,217,002     541,216,692     415,950,534    151,520,809
                               --------------  --------------  --------------  --------------  --------------   ------------
  Portfolio investments,
     at value.................  3,710,977,049     985,636,447   1,565,608,026   4,413,716,220   2,426,839,754    933,285,693
  Cash........................      5,968,779                       1,364,530      55,763,443       3,354,922      4,313,376
  Dividends and interest
     receivable...............     15,706,333      13,241,786       8,628,520       5,371,070       3,283,733      1,596,171
  Receivable from securities
     transactions.............     64,444,419      41,551,731      10,611,980     182,446,231      11,798,288      8,399,070
  Amounts due from TIAA.......      1,927,300       1,151,225       1,657,214       3,088,868       2,727,521        912,202
                               --------------  --------------  --------------  --------------  --------------   ------------
   TOTAL ASSETS                 3,799,023,880   1,041,581,189   1,587,870,270   4,660,385,832   2,448,004,218    948,506,512
                               --------------  --------------  --------------  --------------  --------------   ------------


LIABILITIES
  Deposits for securities
     loaned--Note 4...........                                                    284,947,527
  Due to banks--Note 4........                      8,368,897         354,846
  Payable for securities
     transactions.............     69,310,550      32,978,880      11,775,579     182,261,387      27,109,072     26,581,427
                               --------------  --------------  --------------  --------------  --------------   ------------
   TOTAL LIABILITIES               69,310,550      41,347,777      12,130,425     467,208,914      27,109,072     26,581,427
                               --------------  --------------  --------------  --------------  --------------   ------------
NET ASSETS
  Accumulation Fund...........  3,600,414,926     994,923,802   1,514,030,937   4,055,182,441   2,357,465,448    887,718,140
  Annuity Fund................    129,298,404       5,309,610      61,708,908     137,994,477      63,429,698     34,206,945
                               --------------  --------------  --------------  --------------  --------------   ------------
   TOTAL NET ASSETS            $3,729,713,330  $1,000,233,412  $1,575,739,845  $4,193,176,918  $2,420,895,146   $921,925,085
                               ==============  ==============  ==============  ==============  ==============   ============


NUMBER OF ACCUMULATION
   UNITS OUTSTANDING--
   Notes 5 and 6..............    218,291,636      22,611,134      25,841,336      80,015,913      53,200,553     20,724,711
                                  ===========      ==========      ==========      ==========      ==========     ==========
NET ASSET VALUE, PER
   ACCUMULATION UNIT--
   Note 5.....................         $16.49          $44.00          $58.59          $50.68          $44.31         $42.83
                                       ======          ======          ======          ======          ======         ======




                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996



                                 MONEY MARKET     BOND MARKET   SOCIAL CHOICE  GLOBAL EQUITIES     GROWTH       EQUITY INDEX
                                   ACCOUNT          ACCOUNT        ACCOUNT         ACCOUNT         ACCOUNT         ACCOUNT
                                   -------          -------        -------         -------         -------         -------
INVESTMENT INCOME
  Income:
    Dividends.................                                   $ 16,485,935    $ 50,569,749    $ 20,419,790   $ 13,856,832
    Interest..................   $180,622,896     $64,241,772      35,957,391       9,432,801       4,288,343        575,292
                                 ------------     -----------    ------------    ------------    ------------   ------------
                  TOTAL INCOME    180,622,896      64,241,772      52,443,326      60,002,550      24,708,133     14,432,124
                                 ------------     -----------    ------------    ------------    ------------   ------------
  Expenses--Note 3:
    Investment................      2,597,014         656,539         976,893       5,168,905       2,134,334        495,305
    Operating.................      7,390,729       2,012,318       3,033,743       8,147,979       3,909,640      1,486,953
                                 ------------     -----------    ------------    ------------    ------------   ------------
                TOTAL EXPENSES      9,987,743       2,668,857       4,010,636      13,316,884       6,043,974      1,982,258
                                 ------------     -----------    ------------    ------------    ------------   ------------
        INVESTMENT INCOME--NET    170,635,153      61,572,915      48,432,690      46,685,666      18,664,159     12,449,866
                                 ------------     -----------    ------------    ------------    ------------   ------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON TOTAL
 INVESTMENTS--Note 4
  Net realized gain (loss) on:
    Portfolio investments.....          3,598      (3,512,730)     11,910,403     350,747,694     109,093,885     10,154,368
    Futures transactions......                                                      8,644,577       2,492,655        169,898
    Foreign currency
       transactions...........                                                     (1,676,533)        (16,243)
                                 ------------     -----------    ------------    ------------    ------------   ------------
     Net realized gain (loss).          3,598      (3,512,730)     11,910,403     357,715,738     111,570,297     10,324,266
                                 ------------     -----------    ------------    ------------    ------------   ------------
  Net change in unrealized
   appreciation (depreciation) on:
      Portfolio investments...       (876,263)    (28,782,350)    140,408,956     206,263,841     261,646,176    108,747,047
      Futures transactions....                                                        637,033         277,061
      Translation of assets (other
       than portfolio investments)
       and liabilities in foreign
       currencies...........                                                          488,888          (1,764)
                                 ------------     -----------    ------------    ------------    ------------   ------------
  Net change in unrealized
     appreciation (depreciation)     (876,263)    (28,782,350)    140,408,956     207,389,762     261,921,473    108,747,047
                                 ------------     -----------    ------------    ------------    ------------   ------------
   NET REALIZED AND UNREALIZED
                GAIN (LOSS) ON
             TOTAL INVESTMENTS       (872,665)    (32,295,080)    152,319,359     565,105,500     373,491,770    119,071,313
                                 ------------     -----------    ------------    ------------    ------------   ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS   $169,762,488     $29,277,835    $200,752,049    $611,791,166    $392,155,929   $131,521,179
                                 ============     ===========    ============    ============    ============   ============




                       See notes to financial statements.

COLLEGE RETIREMENT EQUITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            MONEY MARKET ACCOUNT                 BOND MARKET ACCOUNT
                                       ----------------------------         ------------------------------
                                          YEARS ENDED DECEMBER 31,              YEARS ENDED DECEMBER 31,
                                       -----------------------------        ------------------------------
                                           1996            1995                 1996              1995
                                       -------------   -------------        -------------    -------------
FROM OPERATIONS
   Investment income--net .....   $   170,635,153    $   173,000,183    $    61,572,915    $    46,958,199
   Net realized gain (loss) on
     total investments ........             3,598           (200,856)        (3,512,730)        12,221,948
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments ..............          (876,263)         1,073,681        (28,782,350)        50,593,054
                                  ---------------    ---------------    ---------------    ---------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                     OPERATIONS       169,762,488        173,873,008         29,277,835        109,773,201
                                  ---------------    ---------------    ---------------    ---------------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums ...................       318,965,231        322,504,882        132,033,697        120,393,346
                                  ---------------    ---------------    ---------------    ---------------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA ...................        95,923,855         62,622,528         (1,718,077)        (4,654,005)
     Net transfers to (from)
       other CREF Accounts ....      (392,761,156)       (62,813,953)       (30,526,334)       (76,175,539)
     Annuity payments .........        17,724,643         14,684,076          2,012,288          1,154,923
     Withdrawals and
       repurchases ............       179,855,420        144,584,944         23,479,960         16,646,581
     Death benefits ...........         5,126,067          5,864,728          1,215,107            993,457
                                  ---------------    ---------------    ---------------    ---------------
           TOTAL DISBURSEMENTS
            AND TRANSFERS, NET        (94,131,171)       164,942,323         (5,537,056)       (62,034,583)
                                  ---------------    ---------------    ---------------    ---------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS        413,096,402        157,562,559        137,570,753        182,427,929
                                  ---------------    ---------------    ---------------    ---------------
                  NET INCREASE
                 IN NET ASSETS        582,858,890        331,435,567        166,848,588        292,201,130

NET ASSETS
   Beginning of year ..........     3,146,854,440      2,815,418,873        833,384,824        541,183,694
                                  ---------------    ---------------    ---------------    ---------------
   End of year ................   $ 3,729,713,330    $ 3,146,854,440    $ 1,000,233,412    $   833,384,824
                                  ===============    ===============    ===============    ===============

                                          SOCIAL CHOICE ACCOUNT
                                       --------------------------
                                        YEARS ENDED DECEMBER 31,
                                        ------------------------
                                          1996            1995
                                  ---------------    ---------------
FROM OPERATIONS
   Investment income--net .....   $    48,432,690    $    35,513,279
   Net realized gain (loss) on
     total investments ........        11,910,403          3,647,165
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments ..............       140,408,956        200,506,744
                                  ---------------    ---------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                    OPERATIONS        200,752,049        239,667,188
                                  ---------------    ---------------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums ...................       228,713,491        193,358,929
                                  ---------------    ---------------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA ...................        (5,237,657)        (2,454,256)
          Net transfers to (from)
       other CREF Accounts ....        (5,021,174)        (6,736,255)
     Annuity payments .........         4,694,000          2,778,920
     Withdrawals and
       repurchases ............        22,310,524         16,528,876
     Death benefits ...........         1,298,901          1,045,228
                                  ---------------    ---------------
           TOTAL DISBURSEMENTS
            AND TRANSFERS, NET         18,044,594         11,162,513
                                  ---------------    ---------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS         210,668,897        182,196,416
                                   ---------------    ---------------
                  NET INCREASE
                 IN NET ASSETS         411,420,946        421,863,604

NET ASSETS
   Beginning of year ..........      1,164,318,899        742,455,295
                                   ---------------    ---------------
   End of year ................    $ 1,575,739,845    $ 1,164,318,899
                                   ===============    ===============




See notes to financial statements.

COLLEGE RETIREMENT EQUITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                           GLOBAL EQUITIES ACCOUNT                 GROWTH ACCOUNT
                                       ------------------------------      ------------------------------
                                          YEARS ENDED DECEMBER 31,            YEARS ENDED DECEMBER 31,
                                       ------------------------------      ------------------------------
                                            1996            1995               1996                1995
                                        -------------   -------------      -------------      -------------
FROM OPERATIONS
   Investment income--net .....    $    46,685,666    $   40,861,174    $    18,664,159    $    7,580,175
   Net realized gain (loss) on
     total investments ........        357,715,738       181,350,482        111,570,297        24,236,668
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments ..............        207,389,762       286,945,676        261,921,473       151,168,717
                                   ---------------    --------------    ---------------    --------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                    OPERATIONS         611,791,166       509,157,332        392,155,929       182,985,560
                                   ---------------    --------------    ---------------    --------------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums ...................        452,200,153       432,885,223        339,775,324       146,310,621
                                   ---------------    --------------    ---------------    --------------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA ...................        (22,446,528)        2,286,189        (48,595,717)      (44,418,794)
     Net transfers to (from)
       other CREF Accounts ....        (81,428,574)      361,750,669       (523,988,719)     (524,499,108)
     Annuity payments .........         11,896,195         6,816,624          4,727,193         1,032,476
     Withdrawals and
       repurchases ............         57,494,834        44,668,972         34,266,315        15,488,467
     Death benefits ...........          4,093,573         2,578,283          1,056,662            49,873
                                   ---------------    --------------    ---------------    --------------
           TOTAL DISBURSEMENTS
            AND TRANSFERS, NET
                                       (30,390,500)      418,100,737       (532,534,266)     (552,347,086)
                                   ---------------    --------------    ---------------    --------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS         482,590,653        14,784,486        872,309,590       698,657,707
                                   ---------------    --------------    ---------------    --------------
                  NET INCREASE
                  IN NET ASSETS      1,094,381,819       523,941,818      1,264,465,519       881,643,267

NET ASSETS
   Beginning of year ..........      3,098,795,099     2,574,853,281      1,156,429,627       274,786,360
                                   ---------------    --------------    ---------------    --------------
   End of year ................    $ 4,193,176,918    $3,098,795,099    $ 2,420,895,146    $1,156,429,627
                                   ===============    ==============    ===============    ==============

COLLEGE RETIREMENT EQUITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                          EQUITY INDEX ACCOUNT
                                      -----------------------------
                                        YEARS ENDED DECEMBER 31,
                                      -----------------------------
                                          1996            1995
                                      ------------    -------------
FROM OPERATIONS
   Investment income--net .....       $ 12,449,866   $   3,835,421
   Net realized gain (loss) on
     total investments ........         10,324,266       2,563,936
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments ..............        108,747,047      42,347,885
                                      ------------   -------------
                 NET INCREASE
                IN NET ASSETS
               RESULTING FROM
                   OPERATIONS          131,521,179      48,747,242
                                      ------------   -------------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums ...................        139,323,573      43,829,759
                                      ------------   -------------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA ...................        (30,322,707)    (20,714,935)
     Net transfers to (from)
       other CREF Accounts ....       (243,573,489)   (242,873,333)
     Annuity payments .........          2,224,641         371,694
     Withdrawals and
       repurchases ............         11,191,497      35,670,917
     Death benefits ...........            277,271           5,552
                                      ------------   -------------
           TOTAL DISBURSEMENTS
            AND TRANSFERS, NET        (260,202,787)   (227,540,105)
                                      ------------   -------------

                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS         399,526,360     271,369,864
                                      ------------   -------------
                  NET INCREASE
                 IN NET ASSETS         531,047,539     320,117,106

NET ASSETS
   Beginning of year ..........        390,877,546      70,760,440
                                      ------------   -------------
   End of year ................       $921,925,085   $ 390,877,546
                                      ============   =============
See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of seven investment portfolios. The accompanying financial statements are those of the Money Market Account, which invests in money market instruments; the Bond Market Account, which invests in a broad range of fixed-income securities; the Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; the Global Equities Account, which invests in equity securities of foreign and domestic companies; the Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; and the Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market ("Accounts"). The seventh investment portfolio of CREF, the Stock Account, which invests primarily in equity securities, is not included in these financial statements.

The Equity Index Account was established on April 4, 1994 with a $50,000,000 investment by Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, which purchased 2,000,000 Accumulation Units at the established $25.00 initial Accumulation Unit Value. On April 29, 1994, the Equity Index Account was registered with the Commission under the Securities Act of 1933 and the Investment Company Act of 1940 as an additional series of CREF. On July 1, 1994, CREF began to offer Accumulation Units to participants other than TIAA. TIAA's Accumulation Units shared in the pro rata investment experience and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Equity Index Account. During 1994 and 1995, TIAA's Accumulation Units were withdrawn at prevailing net asset values and the 1995 withdrawals totalling $32,268,669 are reflected in the accompanying financial statements of the Equity Index Account.

TIAA-CREF Investment Management, Inc. ("Investment Management"), a subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES -(CONTINUED)

accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities in foreign currencies.

SECURITIES LENDING: The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. An Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN: The Accounts write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of an Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS: The Accounts purchase futures contracts for the purpose of acquiring a position in a security or group of securities which it intends to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. The Accounts sell futures contracts for the purpose of offsetting changes in market value while withdrawing from a specific market. A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of an Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES -(CONCLUDED)

FORWARD FOREIGN CURRENCY CONTRACTS: The Accounts may enter into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. An Account may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and an Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Accounts may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES: CREF is a nonprofit educational organization exempt from federal income taxation under the Internal Revenue Code ("Code"). Accordingly, CREF is not a "Regulated Investment Company" under Subchapter M of the Code and the net investment income and net realized capital gains of CREF's Accounts are not taxable income to the organization. Any nonpension related income is subject to federal income taxation as unrelated business income; however, for the periods covered by these financial statements there was no such income.


NOTE 3--MANAGEMENT AGREEMENTS

All services necessary for the operation of CREF's Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.


NOTE 4--INVESTMENTS

At December 31, 1996, the value of Global Equities Account securities loaned was $460,928,357 and collateral received in connection therewith was comprised of cash of $284,947,527, letters of credit of $123,155,000 and United States government securities amounting to $73,101,404.

At December 31, 1996, the due to banks balances in the Bond Market and Social Choice Accounts resulted from securities transactions which were settled and paid by January 2, 1997.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 4--INVESTMENTS -(CONCLUDED)

At December 31, 1996, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:


                                                                 MONEY MARKET      BOND MARKET   SOCIAL CHOICE
                                                                    ACCOUNT          ACCOUNT         ACCOUNT
                                                                 ------------    ------------     ------------
Gross unrealized appreciation of portfolio investments.........  $     51,787    $  7,196,999     $368,492,633
Gross unrealized depreciation of portfolio investments.........     1,323,359       6,035,657       18,275,631
                                                                 ------------    ------------     ------------
NET UNREALIZED APPRECIATION (DEPRECIATION) OF
  PORTFOLIO INVESTMENTS........................................  $ (1,271,572)    $ 1,161,342     $350,217,002
                                                                 ============    ============     ============


                                                                GLOBAL EQUITIES      GROWTH       EQUITY INDEX
                                                                    ACCOUNT          ACCOUNT         ACCOUNT
                                                                  -----------     -----------         --------
Gross unrealized appreciation of portfolio investments.........  $664,084,912    $457,365,250     $170,201,197
Gross unrealized depreciation of portfolio investments.........   122,868,220      41,414,716       18,680,388
                                                                 ------------    ------------     ------------
NET UNREALIZED APPRECIATION OF
  PORTFOLIO INVESTMENTS........................................  $541,216,692    $415,950,534     $151,520,809
                                                                 ============    ============     ============

At December 31, 1996, the Growth Account held 60 open futures contracts in the Standard and Poor's 500 Index with a value of $22,335,000.

Companies in which any of the Accounts held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At December 31, 1996, the total value of the Global Equities Account's investments in affiliated companies was $207,035,105. For the year ended December 31, 1996, total dividend income and net realized loss relating to such investments of the Global Equities Account were $2,566,682 and $2,990,877, respectively. For the periods and CREF Accounts covered by these financial statements, there were no other investments in affiliated companies.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the year ended December 31, 1996, were as follows:


                                BOND MARKET     SOCIAL CHOICE  GLOBAL EQUITIES       GROWTH        EQUITY INDEX
                                  ACCOUNT          ACCOUNT         ACCOUNT           ACCOUNT          ACCOUNT
                               ------------     ------------    -------------     -------------    ------------
Purchases:
   Unaffiliated issuers.....  $1,470,443,336    $801,911,542   $3,642,948,208   $1,446,151,630     $462,698,310
   Affiliated issuers.......              --              --       11,039,521               --               --
                              --------------    ------------   --------------   --------------     ------------
             TOTAL PURCHASES  $1,470,443,336    $801,911,542   $3,653,987,729   $1,446,151,630     $462,698,310
                              ==============    ============   ==============   ==============     ============
Sales:
   Unaffiliated issuers.....  $1,278,823,621    $548,003,021   $3,089,254,369   $  646,209,032     $ 51,733,301
   Affiliated issuers.......              --              --       12,830,861               --               --
                              --------------    ------------   --------------   --------------     ------------
                 TOTAL SALES  $1,278,823,621    $548,003,021   $3,102,085,230   $  646,209,032     $ 51,733,301
                              ==============    ============   ==============   ==============     ============

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of each Account is presented below.


                                                                    MONEY MARKET ACCOUNT
                                                --------------------------------------------------------------
                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                 1996          1995          1994          1993          1992
                                                ------        ------        ------        ------        ------
Per Accumulation Unit Data:
  Investment income......................        $ .880        $ .910       $ .631        $ .464        $ .539
  Expenses...............................          .049          .048         .041          .039          .036
                                                 ------        ------       ------        ------        ------
  Investment income--net.................          .831          .862         .590          .425          .503
  Net realized and unrealized gain (loss)
     on total investments................         (.003)         .009        (.012)        (.002)        (.009)
                                                 ------        ------       ------        ------        ------
Net increase in
   Accumulation Unit Value...............          .828          .871         .578          .423          .494
Accumulation Unit Value:
  Beginning of year......................        15.666        14.795       14.217        13.794        13.300
                                                -------       -------      -------       -------       -------
  End of year............................       $16.494       $15.666      $14.795       $14.217       $13.794
                                                =======       =======      =======       =======       =======

Total return.............................         5.28%         5.88%        4.07%         3.07%         3.71%
Ratios to Average Net Assets:
  Expenses...............................         0.30%         0.32%        0.28%         0.27%         0.26%
  Investment income--net.................         5.16%         5.64%        4.03%         3.02%         3.70%
Portfolio turnover rate..................           n/a           n/a          n/a           n/a           n/a
Thousands of Accumulation Units
  outstanding at end of year.............       218,292       193,181      183,135       174,073       184,768



                                                                         BOND MARKET ACCOUNT
                                                ---------------------------------------------------------------
                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                  1996          1995          1994          1993          1992
                                                 ------        ------        ------        ------        ------
Per Accumulation Unit Data:
  Investment income......................       $ 3.039      $  2.863      $ 2.502       $ 2.348       $ 2.287
  Expenses...............................          .126          .123         .108          .103          .093
                                                -------       -------      -------       -------       -------
  Investment income--net.................         2.913         2.740        2.394         2.245         2.194
  Net realized and unrealized gain (loss)
    on total investments.................        (1.600)        3.722       (3.897)        1.606          .056
                                                -------       -------      -------       -------       -------
Net increase (decrease) in
  Accumulation Unit Value................         1.313         6.462       (1.503)        3.851         2.250
Accumulation Unit Value:
  Beginning of year......................        42.689        36.227       37.730        33.879        31.629
                                                -------       -------      -------       -------       -------
  End of year............................       $44.002       $42.689      $36.227       $37.730       $33.879
                                                =======       =======      =======       =======       =======

Total return.............................         3.08%        17.84%       (3.98%)       11.37%         7.12%
Ratios to Average Net Assets:
  Expenses...............................         0.30%         0.31%        0.29%         0.28%         0.29%
  Investment income--net.................         6.86%         6.93%        6.54%         6.18%         6.78%
Portfolio turnover rate..................       145.27%       185.11%      161.46%       139.55%       217.89%
Thousands of Accumulation Units
   outstanding at end of year............        22,611        19,522       14,939        14,698        13,583


                        COLLEGE RETIREMENT EQUITIES FUND


                                                                    SOCIAL CHOICE ACCOUNT
                                               --------------------------------------------------------------
                                                              FOR THE YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                 1996          1995          1994          1993          1992
                                                ------        ------        ------        ------        ------
Per Accumulation Unit Data:
   Investment income.....................       $ 2.068       $ 1.832      $ 1.621       $ 1.452       $ 1.363
   Expenses..............................          .158          .144         .125          .117          .105
                                                -------       -------      -------       -------       -------
   Investment income--net.................        1.910         1.688        1.496         1.335         1.258
   Net realized and unrealized gain (loss)
     on total investments................         5.968         9.863       (2.015)        2.082         2.367
                                                -------       -------      -------       -------       -------
Net increase (decrease) in
   Accumulation Unit Value...............         7.878        11.551        (.519)        3.417         3.625
Accumulation Unit Value:
   Beginning of year.....................        50.712        39.161       39.680        36.263        32.638
                                                -------       -------      -------       -------      --------
   End of year...........................       $58.590       $50.712      $39.161      $ 39.680      $ 36.263
                                                =======       =======      =======      ========      ========

Total return.............................        15.53%        29.49%       (1.31%)        9.42%        11.11%
Ratios to Average Net Assets:
   Expenses..............................         0.30%         0.32%        0.32%         0.31%         0.33%
   Investment income--net................         3.58%         3.75%        3.80%         3.52%         3.88%
Portfolio turnover rate..................        40.93%        52.65%       49.06%        39.85%        77.48%
Thousands of Accumulation Units
   outstanding at end of year............        25,841        22,196       18,302        16,790         9,224



                                                                GLOBAL EQUITIES ACCOUNT
                                                --------------------------------------------------------------------
                                                                                                      APRIL 1, 1992
                                                                                                            (DATE
                                                      FOR THE YEARS ENDED DECEMBER 31,                  ESTABLISHED)
                                                --------------------------------------------------    TO DECEMBER 31,
                                                 1996          1995          1994          1993           1992
                                                ------        ------        ------       --------    -------------
Per Accumulation Unit Data:
   Investment income.....................       $  .751       $  .727      $  .687       $  .487       $  .569
   Expenses..............................          .167          .157         .134          .103          .121
                                                -------       -------      -------       -------       -------
   Investment income--net................          .584          .570         .553          .384          .448
   Net realized and unrealized gain (loss)
     on total investments................         7.138         6.618        (.719)        9.021         1.083
                                                -------       -------      -------       -------       -------
Net increase (decrease) in
   Accumulation Unit Value...............         7.722         7.188        (.166)        9.405         1.531
Accumulation Unit Value:
   Beginning of period...................        42.958        35.770       35.936        26.531        25.000
                                                -------       -------      -------       -------       -------
   End of period.........................       $50.680       $42.958      $35.770       $35.936       $26.531
                                                =======       =======      =======       =======       =======

Total return.............................        17.98%        20.09%       (0.46%)       35.45%         6.12%
Ratios to Average Net Assets:
   Expenses..............................         0.37%         0.40%        0.41%         0.45%         0.40%
   Investment income--net................         1.28%         1.47%        1.71%         1.67%         1.47%
Portfolio turnover rate..................        88.84%        67.50%       51.63%        16.75%        12.50%
Thousands of Accumulation Units
   outstanding at end of period..........        80,016        70,163       70,700        36,796         8,277


                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION -- (CONTINUED)


                                                    GROWTH ACCOUNT                          EQUITY INDEX ACCOUNT
                                             ---------------------------------       ----------------------------------
                                                                APRIL 4, 1994                          APRIL 4, 1994
                                                  FOR THE           (DATE               FOR THE           (DATE
                                                YEARS ENDED      ESTABLISHED)         YEARS ENDED       ESTABLISHED)
                                                DECEMBER 31,    TO DECEMBER 31,       DECEMBER 31,    TO DECEMBER 31,
                                              1996       1995        1994           1996       1995        1994
                                              ----       ----   --------------      ----       ----    --------------
Per Accumulation Unit Data:
   Investment income.....................   $  .484    $  .417     $  .398       $  .773    $  .755    $  .552
   Expenses..............................      .119       .114        .084          .106       .100       .072
                                            -------    -------     -------       -------    -------    -------
   Investment income--net................      .365       .303        .314          .667       .655       .480
   Net realized and unrealized gain
     on total investments................     8.638      8.891        .802         6.936      8.703       .393
                                            -------    -------     -------       -------    -------    -------
Net increase in
   Accumulation Unit Value...............     9.003      9.194       1.116         7.603      9.358       .873
Accumulation Unit Value:
   Beginning of period...................    35.310     26.116      25.000        35.231     25.873     25.000
                                            -------    -------     -------       -------    -------    -------
   End of period.........................   $44.313    $35.310     $26.116       $42.834    $35.231    $25.873
                                            =======    =======     =======       =======    =======    =======

Total return.............................    25.50%     35.20%       4.46%        21.58%     36.17%      3.49%
Ratios to Average Net Assets:
   Expenses..............................     0.35%      0.43%       0.33%         0.30%      0.34%      0.27%
   Investment income--net................     1.07%      1.13%       1.21%         1.87%      2.22%      1.83%
Portfolio turnover rate..................    38.51%     24.42%      12.29%         7.85%      8.31%      1.33%
Thousands of Accumulation Units
   outstanding at end of period..........    53,201     32,375      10,446        20,725     10,911      2,716


NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:


                                    MONEY MARKET ACCOUNT          BOND MARKET ACCOUNT          SOCIAL CHOICE ACCOUNT
                                 -------------------------     ------------------------     -------------------------
                                  YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                                 -------------------------     ------------------------     -------------------------
                                     1996          1995            1996           1995          1996           1995
                                  ----------     ----------     ----------    ----------     ----------      --------
Accumulation Units:
  Credited for premiums.......    19,834,908     21,164,735      3,106,394     3,036,130      4,247,359      4,283,963
  Credited (cancelled) for
    transfers, disbursements
    and amounts applied to the
     Annuity Fund.............     5,275,300    (11,118,465)       (17,727)    1,547,736       (601,590)      (390,757)
   Outstanding:
     Beginning of year........   193,181,428    183,135,158     19,522,467    14,938,601     22,195,567     18,302,361
                                 -----------    -----------     ----------    ----------     ----------     ----------
     End of year..............   218,291,636    193,181,428     22,611,134    19,522,467     25,841,336     22,195,567
                                 ===========    ===========     ==========    ==========     ==========     ==========


                                   GLOBAL EQUITIES ACCOUNT          GROWTH ACCOUNT             EQUITY INDEX ACCOUNT
                                 -------------------------     ------------------------     -------------------------
                                  YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                                 -------------------------     ------------------------     -------------------------
                                     1996           1995           1996           1995          1996           1995
                                  ----------     ---------      ----------    ----------     ----------      --------
Accumulation Units:
   Credited for premiums......     9,768,800     11,114,439      8,540,579     4,585,987      3,588,285      1,368,448
   Credited (cancelled) for
    transfers, disbursements
    and amounts applied to the
    Annuity Fund..............        84,205    (11,651,582)    12,284,736    17,343,718      6,225,770      6,826,684
   Outstanding:
     Beginning of year........    70,162,908     70,700,051     32,375,238    10,445,533     10,910,656      2,715,524
                                  ----------     ----------     ----------    ----------     ----------     ----------
     End of year..............    80,015,913     70,162,908     53,200,553    32,375,238     20,724,711     10,910,656
                                  ==========     ==========     ==========    ==========     ==========     ==========


                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--MONEY MARKET ACCOUNT
                                DECEMBER 31, 1996



                                     SUMMARY
                                                          VALUE           %
                                                         --------        -----
SHORT TERM INVESTMENTS
  BANK NOTES ................................       $  140,440,192       3.77%
  BANKERS ACCEPTANCES .......................           48,558,884       1.30
  CERTIFICATES OF DEPOSIT ...................          446,921,695      11.98
  COMMERCIAL PAPER ..........................        2,210,088,798      59.26
  EURO CERTIFICATES OF DEPOSIT ..............           74,954,265       2.01
  MEDIUM TERM BONDS/NOTES ...................           67,266,665       1.80
  U.S. GOVERNMENTS & AGENCIES ...............          157,914,810       4.23
  VARIABLE RATE NOTES .......................          564,831,673      15.15
                                                    --------------     ------
TOTAL SHORT TERM INVESTMENTS
 (Cost $3,712,248,621) ......................        3,710,976,982      99.50
                                                    --------------     ------
   ROUNDING .................................                   67       0.00
                                                    --------------     ------
TOTAL PORTFOLIO
 (Cost $3,712,248,621) ......................        3,710,977,049      99.50
   OTHER ASSETS & LIABILITIES, NET ..........           18,736,281       0.50
                                                    --------------     ------

NET ASSETS ..................................       $3,729,713,330     100.00%
                                                    ==============     ======

                     ---------------------------------------

    PAR
   VALUE                                                VALUE
 ---------                                             --------


               SHORT TERM INVESTMENTS--99.50%
                BANK NOTES--3.77%
                 BANK OF BOSTON
$14,800,000        5.530%,  01/30/97 .............  $ 14,800,014
                 BANK OF NEW YORK
 10,000,000        5.500%,  03/12/97 .............     9,994,976
                 FCC NATIONAL BANK
 15,000,000        5.550%,  02/20/97 .............    14,997,250
 10,000,000        5.080%,  02/24/97 .............     9,988,851
 25,000,000        5.080%,  02/24/97 .............    24,972,146
 25,000,000        5.540%,  02/24/97 .............    24,994,377
                 NATIONSBANK OF TEXAS
 25,000,000        5.350%,  02/06/97 .............    24,994,805
                 NATIONSBANK SOUTH
 15,700,000        5.350%,  02/03/97 .............    15,697,773
                                                   -------------
                                                     140,440,192
                                                   -------------

                BANKERS ACCEPTANCES--1.30%
                 BANK OF NEW YORK
 16,000,000        5.400%,  02/03/97 .............    15,920,523
                 CITIBANK, N.A.
  8,000,000        5.490%,  01/15/97 .............     7,983,236
                 NATIONSBANK SOUTH
 25,000,000        5.305%,  04/03/97 .............    24,655,125
                                                   -------------
                                                      48,558,884
                                                   -------------

                CERTIFICATES OF DEPOSIT--11.98%
                 ABN AMRO BANK NV
 15,000,000        5.350%,  02/25/97 .............    14,994,348
                 BANK OF NOVA SCOTIA
  2,000,000        5.380%,  01/22/97 .............     1,999,994
 25,000,000        5.610%,  02/10/97 .............    25,002,291
                 BANKERS TRUST NEW YORK CORP
 25,000,000        5.640%,  12/05/97 .............    24,968,165
                 BARCLAYS BANK, PLC
 50,000,000        5.540%,  01/27/97 .............    50,004,688
                 CANADIAN IMPERIAL BANK OF COMMERCE
 25,000,000         5.650%,  02/11/97 ............    25,003,454
                 COMMERZBANK
 20,000,000        5.660%,  04/24/97 .............    19,999,038
 25,000,000        5.410%,  06/04/97 .............    24,989,245
                 DEUTSCHE BANK
 25,000,000        5.400%,  06/03/97 .............    24,988,357
                 DRESDNER BANK
 19,500,000        5.500%,  02/20/97 .............    19,497,136
 30,000,000        5.400%,  04/09/97 .............    29,993,724
                 FIRST ALABAMA BANK
 10,000,000        5.390%,  01/15/97 .............     9,999,986
  5,000,000        5.430%,  05/06/97 .............     4,998,375
  5,000,000        5.400%,  05/19/97 .............     4,997,819
                 MORGAN GUARANTY TRUST CO
 45,000,000        5.380%,  02/04/97 .............    44,998,140
                 NATIONAL WESTMINSTER BANK PLC
 24,000,000        5.410%,  01/21/97 .............    24,000,336
                 RABOBANK
 24,000,000        5.560%,  03/03/97 .............    24,001,401
 25,000,000        5.500%,  12/05/97 .............    24,936,832
                 ROYAL BANK OF CANADA
 25,000,000        5.580%,  01/27/97 .............    25,002,944
                 SOCIETE GENERALE
  6,500,000        5.620%,  03/25/97 .............     6,501,309
 16,000,000        6.130%,  09/12/97 .............    16,044,113
                                                   -------------
                                                     446,921,695
                                                   -------------

                COMMERCIAL PAPER--59.26%
                 ABBEY NATIONAL TREASURY SERVICES
 19,000,000        5.450%,  03/26/97 .............    18,745,637
                 AIR PRODUCTS & CHEMICALS, INC
 25,000,000        5.450%,  01/17/97 .............    24,939,444
 27,000,000        5.310%,  01/21/97 .............    26,917,192
 11,215,000        5.600%,  02/07/97 .............    11,150,451
                 AMERICAN BRANDS, INC
 20,000,000      # 5.320%,  01/28/97 .............    19,917,320
 20,000,000        5.320%,  02/18/97 .............    19,847,635
 10,000,000      # 5.300%,  03/05/97 .............     9,897,422
 25,000,000        5.300%,  04/15/97 .............    24,601,145
 25,000,000        5.300%,  04/21/97 .............    24,578,355
                 AMERICAN HOME PRODUCTS
 25,000,000      # 5.330%,  02/26/97 .............    24,771,872
                 ASSET SECURITIZATION
                  COOPERATIVE CORP
 18,000,000      # 5.320%,  01/23/97 .............    17,939,822
 10,000,000      # 5.300%,  01/24/97 .............     9,965,037
  1,000,000        5.310%,  01/29/97 .............       995,650
 25,000,000        5.310%,  01/30/97 .............    24,887,308
 27,000,000        5.320%,  01/31/97 .............    26,874,052
 20,000,000        5.300%,  02/20/97 .............    19,840,990
                 ASSOCIATES CORP OF NORTH AMERICA
 25,000,000        5.310%,  02/10/97 .............    24,843,546
 22,800,000        5.280%,  05/01/97 .............    22,380,815
                 BANKERS TRUST NEW YORK CORP
 25,000,000        5.500%,  01/29/97 .............    24,891,273
                 BENEFICIAL CORP
 24,555,000        5.390%,  02/25/97 .............    24,339,510
                 BETA FINANCE CORP
 19,000,000      # 5.300%,  02/14/97 .............    18,870,481
                 CANADIAN IMPERIAL HOLDINGS, INC
  5,000,000        5.420%,  01/06/97 .............     4,996,236

                       See notes to financial statements.

    PAR
   VALUE                                                VALUE
 ---------                                             --------

                 COMMERCIAL PAPER--(CONTINUED)
$ 9,000,000        5.291%,  01/06/97 .............   $ 8,993,099
 16,000,000        5.300%,  02/13/97 .............    15,893,467
                 CATERPILLAR FINANCIAL SERVICES
 12,000,000       CORP 5.300%,  01/28/97 .........    11,950,378
                 CIESCO LP
 25,000,000        5.300%,  01/22/97 .............    24,920,234
 25,000,000        5.290%,  02/05/97 .............    24,866,562
 25,000,000      # 5.300%,  02/14/97 .............    24,829,581
 23,500,000        5.300%,  03/14/97 .............    23,225,042
                 CIT GROUP HOLDINGS, INC
 11,900,000        5.280%,  03/12/97 .............    11,764,581
 25,000,000        5.400%,  03/27/97 .............    24,661,375
 37,987,000        5.290%,  05/30/97 .............    37,121,211
 20,500,000        5.310%,  06/20/97 .............    19,963,463
                 CORPORATE ASSET FUNDING CORP, INC
 25,000,000        5.520%,  02/11/97 .............    24,842,833
 50,000,000        5.300%,  02/13/97 .............    49,667,087
  9,000,000      # 5.270%,  03/06/97 .............     8,906,237
                 CREDIT SUISSE FINANCIAL SERVICES,
 25,000,000       INC 5.460%,  01/21/97 ..........    24,923,326
                 DEERE & CO
  9,000,000        5.320%,  01/24/97 .............     8,969,410
                 DUPONT (E.I.) DE NEMOURS & CO
 14,600,000        5.300%,  02/12/97 .............    14,505,101
 17,000,000        5.400%,  02/12/97 .............    16,892,900
 15,000,000      # 5.275%,  02/13/97 .............    14,900,118
  3,025,000        5.370%,  03/26/97 .............     2,984,502
 25,000,000        5.260%,  05/09/97 .............    24,509,980
 24,900,000      # 5.260%,  05/23/97 .............    24,358,970
                 FORD MOTOR CREDIT CO
 25,000,000        5.950%,  01/03/97 .............    24,991,736
 25,300,000        5.320%,  02/10/97 .............    25,141,669
                 GENERAL ELECTRIC CAPITAL CORP
 18,000,000        5.310%,  01/21/97 .............    17,944,795
 28,000,000        5.290%,  01/29/97 .............    27,878,226
                 GENERAL MOTORS ACCEPTANCE CORP
 11,250,000        5.320%,  01/27/97 .............    11,205,228
 24,800,000        5.340%,  02/03/97 .............    24,675,928
 20,000,000        5.620%,  02/03/97 .............    19,899,908
  9,260,000        5.330%,  05/13/97 .............     9,072,868
 10,000,000        5.330%,  06/02/97 .............     9,765,825
 25,000,000        5.300%,  06/03/97 .............    24,410,735
                 GENERAL SIGNAL CORP
 10,000,000      # 5.320%,  01/15/97 .............     9,978,650
 18,300,000        5.320%,  01/16/97 .............    18,258,128
                 GOLDMAN SACHS GROUP, LP
 12,000,000        5.420%,  02/05/97 .............    11,936,766
 11,000,000        5.350%,  02/21/97 .............    10,910,751
 30,000,000        5.300%,  03/11/97 .............    29,663,418
 30,000,000        5.320%,  05/29/97 .............    29,320,809
 17,000,000        5.320%,  05/30/97 .............    16,612,541
                 HEINZ (H.J.) CO
 18,000,000        5.420%,  02/05/97 .............    17,905,150
                 HERTZ CORP
 20,000,000        5.500%,  01/03/97 .............    19,993,888
                 HOUSEHOLD FINANCE CORP
 22,000,000        5.310%,  01/31/97 .............    21,897,370
 40,000,000        5.390%,  02/26/97 .............    39,638,157
 13,000,000        5.400%,  03/26/97 .............    12,825,962
                 IBM CORP
 25,000,000        5.320%,  01/17/97 .............    24,939,553
                 IBM CREDIT CORP
 12,200,000        5.310%,  01/28/97 .............    12,149,563
 25,000,000        5.310%,  02/06/97 .............    24,862,712
 34,000,000        5.310%,  02/28/97 .............    33,680,700
                 JOHN DEERE CAPITAL CORP
 50,000,000        5.300%,  01/24/97 .............    49,825,189
                 MCI COMMUNICATIONS CORP
 17,400,000        5.280%,  03/18/97 .............    17,188,981
 25,000,000      # 5.310%,  06/10/97 .............    24,383,952
                 MCKENNA TRIANGLE NATIONAL CORP
 12,000,000        5.300%,  01/06/97 .............    11,990,799
 25,000,000      # 5.310%,  01/15/97 .............    24,947,119
 15,000,000        5.310%,  01/21/97 .............    14,953,996
 13,800,000      # 5.310%,  01/23/97 .............    13,753,862
 10,000,000        5.280%,  02/13/97 .............     9,933,413
 19,000,000        5.280%,  02/20/97 .............    18,848,923
                 MERRILL LYNCH & CO, INC
 25,000,000        5.330%,  01/24/97 .............    24,912,610
 50,000,000        5.440%,  02/10/97 .............    49,687,093
 14,400,000        5.400%,  02/28/97 .............    14,264,836
 10,000,000        5.300%,  04/02/97 .............     9,860,211
                 MORGAN (J.P.) & CO
 21,000,000        5.350%,  03/17/97 .............    20,748,630
 29,000,000        5.320%,  03/18/97 .............    28,648,302
                 MORGAN STANLEY GROUP, INC
 11,000,000        5.480%,  01/16/97 .............    10,975,080
 25,000,000        5.550%,  02/10/97 .............    24,843,546
                 NATIONAL RURAL UTILITIES
                  COOPERATIVE FINANCE
 35,000,000        5.310%,  01/30/97 .............    34,842,257
  6,900,000        5.300%,  02/11/97 .............     6,856,298
 30,000,000        5.320%,  03/25/97 .............    29,603,100
                 NATIONSBANK CORP
 25,000,000        5.310%,  01/23/97 .............    24,916,417
 13,000,000        5.290%,  01/28/97 .............    12,946,253
                 PFIZER, INC
 17,500,000        5.300%,  03/12/97 .............    17,300,855
                 PHILIP MORRIS COS, INC
 18,100,000        5.320%,  01/13/97 .............    18,066,938
 14,000,000        5.300%,  01/24/97 .............    13,951,052
                 PROCTOR & GAMBLE
 25,000,000        5.270%,  02/20/97 .............    24,801,176
                 PROVINCE OF ONTARIO
 20,350,000        5.300%,  01/15/97 .............    20,306,954
 25,000,000        5.428%,  03/26/97 .............    24,665,312
                 SCHERING CORP
 31,350,000        5.400%,  02/27/97 .............    31,061,076
                 SEARS ROEBUCK ACCEPTANCE CORP
  8,900,000        5.300%,  01/13/97 .............     8,883,742
 29,000,000        5.330%,  02/05/97 .............    28,845,212
                 SOUTHERN CALIFORNIA GAS CO
 20,558,000      # 5.270%,  06/05/97 .............    20,067,142
                 THE STANLEY WORKS
  7,000,000        5.360%,  03/19/97 .............     6,914,005
                 TORONTO DOMINION HOLDINGS (U.S.)
 13,500,000        5.300%,  04/15/97 .............    13,284,618
                 WALT DISNEY CO
 20,000,000      # 5.220%,  01/13/97 .............    19,963,467
 12,000,000        5.400%,  01/14/97 .............    11,976,342
 25,000,000        5.500%,  02/18/97 .............    24,809,543
                 XEROX CORP
 24,500,000        5.300%,  01/13/97 .............    24,455,247
                 XEROX CREDIT CORP
  7,000,000        5.300%,  01/10/97 .............     6,990,386
 15,500,000        5.450%,  02/07/97 .............    15,413,178
                                                   -------------
                                                   2,210,088,798
                                                   -------------
                       See notes to financial statements.

    PAR
   VALUE                                                VALUE
 ---------                                             --------
                EURO CERTIFICATES OF DEPOSIT--2.01%
                 ABBEY NATIONAL TREASURY SERVICES
 25,000,000        5.500%,  03/11/97 ............. $  24,990,630
 25,000,000        5.420%,  05/19/97 .............    24,990,975
                 MORGAN GUARANTY TRUST CO
$25,000,000        5.080%,  02/28/97 .............    24,972,660
                                                   -------------
                                                      74,954,265
                                                   -------------
               MEDIUM TERM BONDS/NOTES --1.80%
                ABBEY NATIONAL TREASURY SERVICES
 30,000,000        5.045%,  03/03/97 .............    29,964,122
                 GENERAL ELECTRIC CAPITAL CORP
 20,000,000        5.200%,  01/17/97 .............    19,997,331
                 MORGAN STANLEY GROUP, INC
  8,150,000        7.790%,  02/03/97 .............     8,163,447
                 PITNEY BOWES CREDIT CORP
  9,150,000        5.625%,  02/15/97 .............     9,141,765
                                                   -------------
                                                      67,266,665
                                                   -------------
               U.S. GOVERNMENTS & AGENCIES--4.23%
                FEDERAL HOME LOAN
                 MORTGAGE CORP (FHLMC)
 30,000,000        5.380%,  01/31/97 .............    29,865,499
  2,450,000        5.220%,  02/14/97 .............     2,434,139
 20,000,000        5.370%,  03/18/97 .............    19,772,422
 26,100,000        5.370%,  03/27/97 .............    25,768,297
 50,000,000        5.320%,  04/01/97 .............    49,327,610
                 FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION (FNMA)
  6,000,000        5.450%,  03/17/97 .............     5,932,613
                 INTERNATIONAL BANK
                  FOR RECONSTRUCTION
 25,000,000        5.500%,  02/20/97 .............    24,814,230
                                                   -------------
                                                     157,914,810
                                                   -------------
               VARIABLE RATE NOTES--15.15%
                AMERICAN EXPRESS CENTURION BANK
 25,000,000        5.353%,  10/15/97 .............    24,995,000
 30,000,000        5.558%,  11/13/97 .............    29,991,000
 25,000,000        5.558%,  11/17/97 .............    24,992,500
                 BANC ONE, DAYTON, N.A.
 15,000,000        5.330%,  01/27/97 .............    14,999,350
                 BANC ONE, MILWAUKEE, N.A.
 15,000,000        5.610%,  05/14/97 .............    14,988,000
                 BANK ONE OF COLUMBUS, N.A.
 25,000,000        5.330%,  09/24/97 .............    24,980,000
                 BANKERS TRUST NEW YORK CORP
 25,000,000        5.650%,  08/18/97 .............    24,990,000
 25,000,000        5.630%,  12/10/97 .............    24,995,000
                 BENEFICIAL CORP
 25,000,000        5.586%,  03/05/97 .............    25,000,000
                 BETA FINANCE CORP
 25,000,000        5.342%,  05/15/97 .............    24,995,000
                 CORESTATES BANK N.A./PHILADELPHIA
                  NATIONAL BANK
 12,000,000        5.532%,  12/03/97 .............    11,997,600
                 FCC NATIONAL BANK
 25,000,000        5.360%,  01/27/97 .............    24,998,916
                 FIRST UNION NATIONAL BANK,
 20,000,000        CHARLOTTE 5.615%,  12/19/97 ...    19,996,000
                 FORD MOTOR CREDIT CO
 10,000,000        5.943%,  02/03/97 .............    10,005,500
                 GENERAL ELECTRIC CAPITAL CORP
 34,000,000        5.468%,  07/08/97 .............    33,989,800
                 HOUSEHOLD FINANCE CORP
 25,000,000        5.480%,  05/23/97 .............    24,995,000
                 MORGAN STANLEY GROUP, INC
 50,000,000        5.522%,  08/29/97 .............    49,960,000
                 NATIONS BANK OF TEXAS
 23,000,000        5.730%,  01/09/98 .............    23,013,800
                 PNC BANK, NA
 25,000,000        5.517%,  11/25/97 .............    24,975,000
                 SEARS ROEBUCK ACCEPTANCE CORP
 12,000,000        5.375%,  03/25/97 .............    12,004,800
                 SOCIETY NATIONAL BANK, CLEVELAND
 25,000,000        5.314%,  02/14/97 .............    24,987,166
                 SOUTHTRUST BANK OF ALABAMA
 25,000,000        5.547%,  01/08/97 .............    24,998,541
 25,000,000        5.440%,  05/22/97 .............    24,987,500
                 XEROX CREDIT CORP
 19,000,000        5.730%,  03/10/97 .............    18,996,200
                                                   -------------
                                                     564,831,673
                                                   -------------

               TOTAL SHORT TERM INVESTMENTS
                (Cost $3,712,248,621)............. 3,710,976,982
                                                   -------------
                  ROUNDING........................            67
                                                   -------------
               TOTAL PORTFOLIO
                (Cost $3,712,248,621)...          $3,710,977,049
                                                  ==============

# Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                  STATEMENT OF INVESTMENTS--BOND MARKET ACCOUNT
                                DECEMBER 31, 1996



                                     SUMMARY
                                                         VALUE           %
                                                         -----        ------

BONDS
 CORPORATE BONDS
  AIR TRANSPORTATION ..........................    $   14,244,704      1.42%
  AUTOMOTIVE & RELATED ........................        15,271,777      1.53
  BANKS .......................................        48,317,545      4.83
  BROADCASTERS ................................         7,345,033      0.73
  BUSINESS SERVICES ...........................         4,783,120      0.48
  CHEMICALS--MAJOR ............................         3,221,070      0.32
  FINANCIAL--MISCELLANEOUS ....................        40,319,043      4.03
  HEALTHCARE--DRUGS ...........................         4,779,530      0.48
  HEALTHCARE--HOSPITAL SUPPLY .................         9,947,098      0.99
  INSURANCE--LIFE .............................         2,934,300      0.29
  INSURANCE--MULTI-LINE,
   PROPERTY &  CASUALTY .......................         7,788,380      0.78
  METALS--GOLD ................................         4,879,744      0.49
  METALS--STEEL ...............................         2,863,830      0.29
  PAPER .......................................         6,019,770      0.60
  RETAIL--GENERAL MERCHANDISE .................         3,258,690      0.33
  TOBACCO .....................................         7,611,300      0.76
  UTILITIES--ELECTRIC .........................        14,318,114      1.43
  UTILITIES--GAS & PIPELINE ...................        12,847,965      1.29
  UTILITIES--TELEPHONE ........................        10,036,150      1.00
                                                   --------------    ------
TOTAL CORPORATE BONDS
 (Cost $216,805,141) ..........................       220,787,163     22.07
                                                   --------------    ------
GOVERNMENT BONDS
  AGENCY SECURITIES ...........................        13,134,060      1.31
   FOREIGN GOVERNMENT BONDS ...................         8,693,000      0.87
   MORTGAGE BACKED SECURITIES .................       302,785,808     30.28
   U.S. GOVERNMENT BONDS ......................         2,307,021      0.23
   U.S. TREASURY SECURITIES ...................       431,338,720     43.12
                                                   --------------    ------
TOTAL GOVERNMENT BONDS
 (Cost $761,077,407) ..........................       758,258,609     75.81
                                                   --------------    ------
TOTAL BONDS
 (Cost $977,882,548) ..........................       979,045,772     97.88
                                                   --------------    ------

SHORT TERM INVESTMENTS
  COMMERCIAL PAPER ............................         6,590,611      0.66
                                                   --------------    ------
TOTAL SHORT TERM INVESTMENTS
 (Cost $6,592,557) ............................         6,590,611      0.66
                                                   --------------    ------
   ROUNDING ...................................                64      0.00
                                                   --------------    ------
TOTAL PORTFOLIO
 (Cost $984,475,105) ..........................       985,636,447     98.54
   OTHER ASSETS & LIABILITIES, NET ............        14,596,965      1.46
                                                   --------------    ------
NET ASSETS ....................................    $1,000,233,412    100.00%
                                                   ==============    ======

                   -------------------------------------------
     PAR
    VALUE                                                   VALUE
   -------                                                 -------
              BONDS--97.88%
               CORPORATE BONDS--22.07%
                AIR TRANSPORTATION--1.42%
                 DELTA AIRLINES, INC NOTE
 $ 5,100,000       9.875%,  01/01/98 ................     $ 5,277,072
                 DELTA FUNDING HOME EQUITY LOAN
                  TRUST SERIES 1996-1
                  (ASSET BACKED CERT)
   5,000,000       6.525%,  10/25/11 ................       4,970,312
                 FEDERAL EXPRESS CORP NOTE
   4,000,000       6.250%,  04/15/98 ................       3,997,320
                                                         ------------
                                                           14,244,704
                                                         ------------
                AUTOMOTIVE & RELATED--1.53%
                 DAIMLER BENZ VEHICLE TRUST SERIES
                  1996-A (ASSET BACKED CERT)
   9,590,710       5.850%,  07/20/03 ................       9,572,727
                 GENERAL MOTORS CORP NOTE
   5,000,000       8.800%,  03/01/21 ................       5,699,050
                                                         ------------
                                                           15,271,777
                                                         ------------
                BANKS--4.83%
                 ABBEY NATIONAL PLC
                  (SUBORDINATED NOTE)
   3,000,000       6.690%,  10/17/05 ................       2,946,930
                 BANKERS TRUST NEW YORK CORP NOTE
   3,000,000       6.625%,  07/30/99 ................       3,021,240
                 CAPITAL ONE BANK NOTE
   5,000,000       8.125%,  03/01/00 ................       5,196,200
                 CHASE MANHATTAN GRANTOR TRUST
                  SERIES 1996-B (CLASS A)
   4,572,638       6.610%,  09/15/02 ................       4,604,052
                 CHASE MANHATTAN CREDIT CARD MASTER
                  TRUST SERIES 1996-4
                  (ASSET BACKED CERT)
   5,000,000       6.730%,  02/15/03 ................       5,068,750
                 HOUSEHOLD INTERNATIONAL
                  NETHERLANDS (SR NOTE)
   3,000,000       6.125%,  03/01/03 ................       2,902,140
                 MONEY STORE TRUST SERIES 1996-D
                  (ASSET BACKED CERT)
   5,000,000       7.000%,  04/15/28 ................       4,968,750
                 NATIONSBANK CORP (SR NOTE)
   5,000,000       7.000%,  09/15/01 ................       5,065,550
                 NATIONSBANK CREDIT CARD  MASTER
                  TRUST SERIES 1993-2 (CLASS A)
   5,000,000       6.000%,  12/15/05 ................       4,829,650
                 NATIONSBANK AUTO GRANTOR TRUST
                  SERIES 1995-A (ASSET BACKED CERT)
   1,670,907       5.850%,  06/15/02 ................       1,668,283

                       See notes to financial statements.

     PAR
    VALUE                                                    VALUE
    -----                                                    -----
                 BANKS--(Continued)
                 ^PNC INSTITUTIONAL CAPITAL TRUST
                  SERIES A 144A
$  3,000,000       7.950%,  12/15/26 ................    $  2,959,300
                 SOCIETE GENERALE -  NEW YORK
                  (SUBORDINATED NOTE)
   5,000,000       7.400%,  06/01/06 ................       5,086,700
                                                         ------------
                                                           48,317,545
                                                         ------------
                BROADCASTERS--0.73%
                 BLOCKBUSTER ENTERTAINMENT CORP
                  (SR NOTE)
   2,000,000       6.625%,  02/15/98 ................       2,000,100
                 CONTINENTAL CABLEVISION (SR NOTE)
   5,000,000       8.300%,  05/15/06 ................       5,344,933
                                                         ------------
                                                            7,345,033
                                                         ------------
                BUSINESS SERVICES--0.48%
                 FLEETWOOD CREDIT CORP GRANTOR
                  TRUST SERIES 1996-B (CLASS A)
   4,738,526       6.900%,  03/15/12 ................       4,783,120
                                                         ------------
                CHEMICALS--MAJOR--0.32%
                 METHANEX CORP (SR SECURED NOTE)
   3,000,000       8.875%,  11/15/01 ................       3,221,070
                                                         ------------
                FINANCIAL--MISCELLANEOUS--4.03%
                 ARISTAR, INC (SR SECURED NOTE)
   3,000,000       6.300%,  07/15/00 ................       2,970,060
                 ASSOCIATES CORP N.A.
                  (SR SECURED NOTE)
   5,000,000       6.375%,  08/15/99 ................       5,002,150
                 CHEVY CHASE MASTER CREDIT CARD
                  TRUST SERIES 1994-1
                  (ASSET BACKED CERT)
   3,000,000       7.150%,  05/15/15 ................       3,025,312
                 CIT GROUP HOLDINGS, INC
                  (MEDIUM TERM SR NOTE)
   5,000,000       5.875%,  12/15/98 ................       4,979,397
                 CITICORP MORTGAGE SECURITIES, INC
                  SERIES 88-6 (CLASS A-3)
     309,861       7.250%,  11/01/11 ................         306,762
                 FDIC REMIC TRUST SERIES 1996-C1
                  (COMMERCIAL MTGE PASS-THRU)
   5,400,000       5.956%,  11/25/26 ................       5,400,000
                 HIGHWOODS/FORSYTH LTD
                  PARTNERSHIP NOTE
   5,000,000       7.000%,  12/01/06 ................       4,870,350
                 LEHMAN BROTHERS HOLDINGS
                  (MEDIUM TERM NOTE)
   5,000,000       7.850%,  05/11/98 ................       5,106,550
                 MORTGAGE CAPITAL FUNDING, INC
                  SERIES 96 MC-2 (MTGE PASS-THRU)
   5,000,000       7.008%,  09/20/06 ................       4,989,062
                 SUN AMERICA, INC NOTE
   3,500,000       9.000%,  01/15/99 ................       3,669,400
                                                         ------------
                                                           40,319,043
                                                         ------------
                HEALTHCARE--DRUGS--0.48%
                 GLAXO WELLCOME PLC NOTE
   5,000,000       6.125%,  01/25/06 ................       4,779,530
                                                         ------------


                HEALTHCARE--HOSPITAL SUPPLY--0.99%
                 COLUMBIA/HCA HEALTHCARE CORP NOTE
   5,000,000       6.500%,  03/15/99 ................       5,023,850
   4,400,000       8.360%,  04/15/24 ................       4,923,248
                                                         ------------
                                                            9,947,098
                                                         ------------
                INSURANCE--LIFE--0.29%
                 ^PHOENIX HOME LIFE MUTUAL
                  INSURANCE CO NOTE 144A
   3,000,000       6.950%,  12/01/06 ................       2,934,300
                                                         ------------

                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--0.78%
                 GATX CAPITAL CORP
                  (MEDIUM TERM NOTE)
   5,000,000       6.875%,  12/15/06 ................       4,903,700
                 TRAVELERS CAPITAL CORP DEB
   3,000,000       7.750%,  12/01/36 ................       2,884,680
                                                         ------------
                                                            7,788,380
                                                         ------------
                METALS--GOLD--0.49%
                 FREEPORT-MCMORAN COPPER &
                  GOLD, INC (SR NOTE)
   5,000,000       7.200%,  11/15/26 ................       4,879,744
                                                         ------------

                METALS--STEEL--0.29%
                 COMINCO LTD (MEDIUM TERM NOTE)
   3,000,000       6.875%,  02/15/06 ................       2,863,830
                                                         ------------

                PAPER--0.60%
                 CHAMPION INTERNATIONAL CORP NOTE
   3,000,000       7.700%,  12/15/99 ................       3,096,450
                 SMURFIT CAPITAL FUNDING PLC
                  (GUARANTEED NOTE)
   3,000,000       6.750%,  11/20/05 ................       2,923,320
                                                         ------------
                                                            6,019,770
                                                         ------------

                RETAIL--GENERAL MERCHANDISE--0.33%
                 FEDERATED DEPARTMENT
                  STORES, INC  (SR NOTE)
   3,000,000       10.000%, 02/15/01 ................       3,258,690
                                                         ------------

                TOBACCO--0.76%
                 PHILIP MORRIS COS, INC NOTE
   2,500,000       8.750%,  06/15/97 ................       2,531,600
   5,000,000       7.250%,  09/15/01 ................       5,079,700
                                                         ------------
                                                            7,611,300
                                                         ------------
                UTILITIES--ELECTRIC--1.43%
                 EL PASO ELECTRIC CO (FIRST MTGE BOND)
   1,000,000       7.250%,  02/01/99 ................         997,540
                ^ISRAEL ELECTRIC CORP LTD NOTE
   5,000,000       7.875%,  12/15/26 ................       4,974,094
                 PHILADELPHIA ELECTRIC CO
                  (FIRST & REFUNDING MTGE BD)
   5,000,000       9.250%,  10/01/99 ................       5,351,962
                ^PSI ENERGY TRUST SERIES 1996-1
                  (PASS-THRU ASSET)
   3,000,000       6.250%,  12/15/98 ................       2,994,518
                                                         ------------
                                                           14,318,114
                                                         ------------
                       See notes to financial statements.

     PAR
    VALUE                                                    VALUE
    -----                                                    -----

                UTILITIES--GAS & PIPELINE--1.29%
                 BURLINGTON RESOURCES, INC NOTE
$  3,250,000       7.150%,  05/01/99 ................    $  3,304,600
                 EL PASO NATURAL GAS DEB
   4,500,000       7.500%,  11/15/26 ................       4,503,015
                ^PETROLIAM NASIONAL BERHAD NOTE
   5,000,000       7.625%,  10/15/26 ................       5,040,350
                                                         ------------
                                                           12,847,965
                                                         ------------
                UTILITIES--TELEPHONE--1.00%
                ^TELEKOM MALAYSIA BERHAD NOTE
   5,000,000       7.125%,  08/01/05 ................       5,019,600
                ^TOTAL ACCESS COMMUNICATION
                  PUBLIC LTD BOND 144A
   5,000,000       8.375%,  11/04/06 ................       5,016,550
                                                         ------------
                                                           10,036,150
                                                         ------------
               TOTAL CORPORATE BONDS
                (Cost $216,805,141) .................     220,787,163
                                                         ------------
               GOVERNMENT BONDS--75.81%
                AGENCY SECURITIES--1.31%
                 FEDERAL FARM CREDIT BANK
   5,000,000       6.440%,  11/05/99 ................       4,996,100
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
   3,000,000       8.250%,  12/18/00 ................       3,204,360
   5,000,000       6.850%,  09/12/05 ................       4,933,600
                                                         ------------
                                                           13,134,060
                                                         ------------
                FOREIGN GOVERNMENT BONDS--0.87%
                 INTERMEDIATE AMERICAN
                  DEVELOPMENT BANK BOND
   5,000,000       8.400%,  09/01/09 ................       5,706,650
                 PROVINCE OF ONTARIO NOTE
   3,000,000       6.125%,  06/28/00 ................       2,986,350
                                                         ------------
                                                            8,693,000
                                                         ------------
                MORTGAGE BACKED SECURITIES--30.28%
                 FEDERAL HOME LOAN
                  MORTGAGE CORP (FHLMC)
   4,423,247       5.500%,  09/01/00 ................       4,308,507
     935,349       7.000%,  09/01/10 ................         936,125
   1,959,959       7.000%,  03/01/11 ................       1,961,585
   6,840,728       6.000%,  04/01/11 ................       6,609,853
   4,913,573       7.000%,  07/01/11 ................       4,910,477
   4,934,510       7.000%,  11/01/11 ................       4,931,401
     419,890       8.000%,  03/01/23 ................         431,432
     643,029       8.000%,  04/01/23 ................         660,705
   3,496,255       7.000%,  05/01/23 ................       3,448,181
   5,567,016       7.500%,  05/01/24 ................       5,591,343
   1,027,534       8.000%,  07/01/24 ................       1,049,687
   1,084,151       8.000%,  10/01/24 ................       1,109,390
     594,549       8.000%,  01/01/25 ................         608,390
   1,848,971       8.000%,  06/01/25 ................       1,890,409
     958,896       8.000%,  11/01/25 ................         981,219
   9,732,896       7.500%,  12/01/25 ................       9,754,113
   4,754,392       6.500%,  12/01/25 ................       4,550,856
     922,343       8.000%,  12/01/25 ................         941,223
   1,012,405       8.000%,  01/01/26 ................       1,033,128
   9,866,158       7.000%,  01/01/26 ................       9,681,167
   1,976,218       8.000%,  04/01/26 ................       2,016,671
   5,006,528       6.500%,  04/01/26 ................       4,792,198

                FEDERAL NATIONAL
                 MORTGAGE ASSOCIATION (FNMA)
   4,130,473       7.500%,  08/01/01 ................       4,191,108
   4,616,618       6.000%,  12/01/02 ................       4,508,404
   4,363,628       7.000%,  04/01/09 ................       4,376,326
  17,066,541       6.500%,  05/01/09 ................      16,871,811
   4,135,547       7.500%,  11/01/10 ................       4,198,200
   1,945,512       7.000%,  05/01/11 ................       1,945,113
   3,475,953       8.000%,  06/01/11 ................       3,575,885
     971,104       8.000%,  07/01/11 ................         999,023
   1,993,291       6.500%,  02/01/16 ................       1,925,877
     991,185       6.500%,  03/01/16 ................         957,663
   1,980,172       6.500%,  04/01/16 ................       1,914,568
   1,249,471       9.000%,  02/01/25 ................       1,320,141
   1,988,871       9.000%,  03/01/25 ................       2,099,790
   3,928,936       8.500%,  05/01/25 ................       4,081,182
   5,823,121       8.000%,  06/01/25 ................       5,937,778
     896,519       8.000%,  07/01/25 ................         914,171
   5,616,163       8.500%,  08/01/25 ................       5,821,489
   1,883,317       6.500%,  09/01/25 ................       1,798,567
  12,277,639       7.000%,  09/01/25 ................      12,012,810
     920,435       7.000%,  10/01/25 ................         900,581
   2,763,015       7.000%,  11/01/25 ................       2,703,415
     944,696       7.000%,  12/01/25 ................         924,318
   7,660,933       6.500%,  12/01/25 ................       7,316,189
   1,896,768       8.000%,  12/01/25 ................       1,934,114
   2,425,568       8.000%,  01/01/26 ................       2,473,326
   4,892,045       7.000%,  04/01/26 ................       4,783,490
   5,026,170       7.000%,  07/01/26 ................       4,914,639
   4,979,203       7.500%,  07/01/26 ................       4,976,066
   5,026,019       7.000%,  09/01/26 ................       4,914,491

                       See notes to financial statements.

     PAR
    VALUE                                                    VALUE
    -----                                                    -----
                MORTGAGE BACKED SECURITIES--(Continued)
                 GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (GNMA)
$    680,293       8.500%,  10/15/09 ................    $    711,327
   1,366,672       8.500%,  12/15/09 ................       1,429,018
   5,170,612       9.000%,  12/15/09 ................       5,421,024
   1,362,732       8.500%,  01/15/10 ................       1,424,899
     236,413       9.000%,  06/15/16 ................         253,486
     319,865       9.000%,  08/15/16 ................         342,965
     826,654       9.000%,  09/15/16 ................         886,515
     276,853       9.000%,  10/15/16 ................         297,007
     206,103       9.000%,  11/15/16 ................         220,987
   3,275,010       9.500%,  12/15/16 ................       3,557,479
     765,010       9.000%,  12/15/16 ................         820,702
     285,682       9.000%,  07/15/17 ................         306,145
     284,604       9.000%,  06/15/20 ................         303,544
   4,959,623       6.500%,  03/20/22 ................       5,054,153
   7,058,904       6.500%,  09/15/23 ................       6,774,359
   4,610,460       6.500%,  01/15/24 ................       4,424,612
  18,310,577       7.000%,  02/15/24 ................      17,990,141
   2,734,363       6.500%,  03/15/24 ................       2,620,722
   4,164,748       8.000%,  06/15/24 ................       4,255,831
   5,532,315       6.500%,  09/15/24 ................       5,302,391
     559,660       8.500%,  11/15/24 ................         581,341
   5,766,214       9.000%,  01/15/25 ................       6,093,596
     667,560       8.500%,  04/15/25 ................         693,421
     247,380       8.500%,  05/15/25 ................         256,577
   5,183,225       8.500%,  06/15/25 ................       5,377,277
   1,775,064       8.000%,  06/15/25 ................       1,812,216
   2,669,765       8.000%,  08/15/25 ................       2,725,643
  12,670,793       7.500%,  12/15/25 ................      12,682,576
   1,938,131       7.000%,  12/15/25 ................       1,896,945
  19,999,914       7.500%,  05/15/26 ................      20,006,113
                 RESOLUTION TRUST CORP SERIES 1992-8
                  (CLASS A-2) (MTGE PASS-THROUGH CERT)
     776,774       8.250%,  12/25/26 ................         774,201
                                                         ------------
                                                          302,785,808
                                                         ------------
                U.S. GOVERNMENT BONDS--0.23%
                 NEW YORK CITY TAX LIEN
                  (COLLECTIBLE BOND)
   2,291,269       6.810%,  05/25/05 ................       2,307,021
                                                         ------------

                U.S. TREASURY SECURITIES--43.12%
                 U.S. TREASURY BONDS
  45,000,000       7.500%,  11/15/16 ................      48,712,500
  24,000,000     * 8.000%,  11/15/21 ................      27,517,440
  31,500,000       7.125%,  02/15/23 ................      32,887,890
   5,000,000       6.750%,  08/15/26 ................       5,037,500
                 U.S. TREASURY NOTES
  14,000,000       6.125%,  05/15/98 ................    $ 14,067,760
  48,000,000     * 8.250%,  07/15/98 ................      49,709,760
   5,000,000       5.625%,  11/30/98 ................       4,977,350
  35,000,000     * 8.875%,  02/15/99 ................      37,028,950
  27,000,000       7.750%,  11/30/99 ................      28,210,680
  13,000,000       7.750%,  01/31/00 ................      13,603,330
  37,000,000     * 8.750%,  08/15/00 ................      40,098,750
  20,000,000       6.250%,  10/31/01 ................      20,018,800
  33,000,000       6.125%,  12/31/01 ................      32,876,250
  22,000,000       6.375%,  08/15/02 ................      22,144,320
  24,000,000       7.250%,  05/15/04 ................      25,252,560
  29,000,000       6.500%,  05/15/05 ................      29,194,880
                                                         ------------
                                                          431,338,720
                                                         ------------

                TOTAL GOVERNMENT BONDS
                (Cost $761,077,407)..................     758,258,609
                                                         ------------
               TOTAL BONDS
                (Cost $977,882,548)..................     979,045,772
                                                         ------------


               SHORT TERM INVESTMENTS--0.66%
                COMMERCIAL PAPER--0.66%
                 DUPONT (E.I.) DE NEMOURS & CO
   1,000,000       5.400%,  02/12/97 ................         992,857
                 GOLDMAN SACHS AND CO
     600,000       7.350%,  01/02/97 ................         599,632
                 GOLDMAN SACHS GROUP, LP
   5,000,000       7.350%,  01/02/97 ................       4,998,122
                                                         ------------
                                                            6,590,611
                                                         ------------

               TOTAL SHORT TERM INVESTMENTS
                (Cost $6,592,557)....................       6,590,611
                                                         ------------
                  ROUNDING ..........................              64
                                                         ------------
               TOTAL PORTFOLIO
                (Cost $984,475,105)..................    $985,636,447
                                                         ============


----------
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
^ Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At year end, the value of these securities amounted to $31,245,733 or 3.12% of net assets.


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT
                                DECEMBER 31, 1996

                                     SUMMARY
                                                         VALUE          %
                                                         -----        ----
BONDS
 CORPORATE BONDS
  AIR TRANSPORTATION ...........................    $    2,778,938      0.18%
  BANKS ........................................        32,832,542      2.08
  BROADCASTERS .................................        15,441,965      0.98
  BUSINESS SERVICES ............................         1,062,910      0.07
  FINANCIAL--MISCELLANEOUS .....................        25,550,197      1.62
  FOODS ........................................         1,852,600      0.12
  HEALTHCARE--DRUGS ............................         3,232,560      0.21
  HEALTHCARE--HOSPITAL SUPPLY ..................         6,372,840      0.40
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY .......................          3,434,445      0.22
  PAPER .......................................          3,327,561      0.21
  PUBLISHING--OTHER ...........................          3,033,030      0.19
  RETAIL--FOOD ................................          2,120,000      0.13
  RETAIL--GENERAL MERCHANDISE .................         16,336,099      1.04
  UTILITIES--ELECTRIC .........................          6,393,630      0.41
  UTILITIES--GAS & PIPELINE ...................          4,957,700      0.31
  UTILITIES--TELEPHONE ........................          8,254,935      0.52
                                                    --------------    ------
 TOTAL CORPORATE BONDS
   (Cost $137,529,991) .........................       136,981,952      8.69
                                                    --------------    ------

 GOVERNMENT BONDS
   AGENCY SECURITIES ...........................        22,563,920      1.43
   MORTGAGE BACKED SECURITIES ..................       183,292,171     11.64
   U.S. TREASURY SECURITIES ....................       245,028,420     15.55
                                                   --------------    ------
 TOTAL GOVERNMENT BONDS
   (Cost $448,987,529) .........................       450,884,511     28.62
                                                    --------------    ------

 TOTAL BONDS
   (Cost $586,517,520) .........................       587,866,463     37.31
                                                    --------------    ------

 PREFERRED STOCK
   HEALTHCARE--SERVICE .........................           135,413      0.01
                                                   --------------    ------
 TOTAL PREFERRED STOCK
   (Cost $111,530) .............................           135,413      0.01
                                                    --------------    ------

 COMMON STOCK
  AIR TRANSPORTATION ..........................        10,743,930      0.68
  AUTOMOTIVE & RELATED ........................        14,427,137      0.92
  BANKS .......................................        91,344,748      5.80
  BEVERAGES ...................................        28,301,725      1.80
  BROADCASTERS ................................         5,909,912      0.38
  BUSINESS SERVICES ...........................         5,416,615      0.34
  CHEMICALS--MAJOR ............................        13,393,400      0.85
  CHEMICALS--SPECIALTY ........................        17,676,170      1.12
  COMMUNICATION EQUIPMENT & SERVICES ..........        11,073,984      0.70
  COMPUTER SERVICE ............................        32,545,593      2.07
  CONGLOMERATES ...............................        22,603,362      1.43
  COSMETICS ...................................        17,010,325      1.08
  ELECTRICAL EQUIPMENT ........................         2,656,275      0.17
  ELECTRICAL EQUIPMENT--
   COMPONENTS DIVERSIFIED .....................        31,194,869      1.98
  ELECTRICAL EQUIPMENT--INSTRUMENTS ...........         1,696,250      0.11
  FINANCIAL--MISCELLANEOUS ....................        51,166,481      3.25
  FOODS .......................................        43,819,199      2.78
  HEALTHCARE--DRUGS ...........................        51,525,237      3.27
  HEALTHCARE--HOSPITAL SUPPLY .................        28,246,200      1.79
  HEALTHCARE--OTHER ...........................         7,764,537      0.49
  HEALTHCARE--SERVICE .........................         8,532,003      0.54
  HOUSEHOLD--DURABLE GOODS ....................         5,016,125      0.32
  HOUSEHOLD--PRODUCTS .........................        36,464,337      2.31
  INSURANCE--LIFE .............................            20,973      0.00
  INSURANCE--MULTI-LINE,
   PROPERTY & CASUALTY ........................        40,655,206      2.58
  LEISURE TIME ................................        17,846,171      1.13
  MACHINERY ...................................        12,882,057      0.82
  METALS--ALUMINUM ............................         2,943,675      0.19
  METALS--GOLD ................................         4,383,412      0.28
  METALS--STEEL ...............................         6,585,937      0.42
  OFFICE EQUIPMENT ............................        55,326,667      3.51
  PAPER .......................................        17,554,212      1.11
  PETROLEUM--EXPLORATION &
   PRODUCTION .................................        21,823,011      1.38
  PETROLEUM--SERVICE ..........................        33,503,650      2.13
  PROPERTY--REAL ESTATE .......................         5,114,687      0.32
  PUBLISHING--NEWSPAPER .......................        13,933,140      0.88
  PUBLISHING--OTHER ...........................         9,470,737      0.60
  RAILROAD ....................................        12,285,000      0.78
  RESTAURANTS & HOTELS ........................        13,080,075      0.83
  RETAIL--FOOD ................................         4,992,712      0.32
  RETAIL--GENERAL MERCHANDISE .................        28,538,584      1.81
  TEXTILE & APPAREL ...........................         8,000,475      0.51
  TRUCKERS & SHIPPING .........................         2,786,637      0.18
  UTILITIES--ELECTRIC .........................        26,828,674      1.70
  UTILITIES--GAS & PIPELINE ...................        27,339,987      1.74
  UTILITIES--TELEPHONE ........................        68,283,813      4.33
                                                   --------------    ------

 TOTAL COMMON STOCK
   (Cost $623,862,859) ........................       972,707,906     61.73
                                                   --------------    ------

 SHORT TERM INVESTMENTS
  COMMERCIAL PAPER ............................         4,898,159      0.31
                                                   --------------    ------
 TOTAL SHORT TERM INVESTMENTS
   (Cost $4,899,115) ..........................         4,898,159      0.31
                                                   --------------    ------

     ROUNDING .................................               85      0.00
                                                  --------------    ------

 TOTAL PORTFOLIO
   (Cost $1,215,391,024) .......................    1,565,608,026     99.36
     OTHER ASSETS & LIABILITIES, NET ...........       10,131,819      0.64
                                                   --------------    ------
NET ASSETS ....................................    $1,575,739,845    100.00%
                                                   ==============    ======


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT
                                DECEMBER 31, 1996
     PAR
    VALUE                                                    VALUE
    -----                                                    -----
              BONDS--37.31%
               CORPORATE BONDS--8.69%
                AIR TRANSPORTATION--0.18%
                 DELTA AIRLINES, INC SERIES 1992-B1
                  (PASS-THRU CERT)
  $2,598,499       8.270%,  09/23/07 ................    $  2,778,938
                                                         ------------
                BANKS--2.08%
                 BANKAMERICA CORP
                  (SUBORDINATED NOTE)
   2,000,000       9.750%,  07/01/00 ................       2,199,320
                 BANKERS TRUST NEW YORK CORP NOTE
   5,000,000       6.750%,  10/03/01 ................       5,024,300
                 BARNETT BANK, INC
                  (MEDIUM TERM SR NOTE)
   4,000,000       6.250%,  07/28/98 ................       4,011,200
                 CAPITAL ONE BANK NOTE
   5,000,000       8.125%,  03/01/00 ................       5,196,200
                 EQUICREDIT HOME EQUITY LOAN TRUST
                  SERIES 1996-3 (CLASS A4)
   3,000,000       6.700%,  06/15/08 ................       3,007,602
                 FLEET MORTGAGE GROUP, INC NOTE
   1,200,000       6.500%,  09/15/99 ................       1,203,240
                 FLEET/NORSTAR GROUP
                  (SUBORDINATED NOTE)
   2,000,000       9.900%,  06/15/01 ................       2,246,080
                 NATIONSBANK CORP (SR NOTE)
   4,000,000       6.125%,  07/15/99 ................       4,007,480
   3,000,000       7.000%,  09/15/01 ................       3,039,330
                 NATIONSBANK CREDIT CARD
                   MASTER TRUST SERIES 1993-2
                  (CLASS A)
   3,000,000       6.000%,  12/15/05 ................       2,897,790
                                                         ------------
                                                           32,832,542
                                                         ------------
                BROADCASTERS--0.98%
                 BLOCKBUSTER ENTERTAINMENT CORP
                  (SR NOTE)
   3,000,000       6.625%,  02/15/98 ................       3,000,150
                 CAPITAL CITY ABC, INC NOTE
   3,000,000       8.875%,  12/15/00 ................       3,237,090
                 CONTINENTAL CABLEVISION (SR NOTE)
   5,000,000       8.300%,  05/15/06 ................       5,344,933
                 COX COMMUNICIATIONS, INC
                  NEW (CLASS A) NOTE
   3,500,000       8.700%,  06/15/99 ................       3,661,455
                 VIACOM INTERNATIONAL, INC
                  (SUBORDINATED DEB)
     205,000       8.000%,  07/07/06 ................         198,337
                                                         ------------
                                                           15,441,965
                                                         ------------
                BUSINESS SERVICES--0.07%
                 DELUXE CORP DEB
   1,000,000       8.550%,  02/15/01 ................       1,062,910
                                                         ------------
                FINANCIAL--MISCELLANEOUS--1.62%
                 AETNA SERVICES, INC
                  (GUARANTEED NOTE)
   2,000,000       6.970%,  08/15/36 ................       2,036,620
                 AMERICAN EXPRESS CREDIT CORP NOTE
   2,000,000       6.750%,  06/01/01 ................       2,013,940
                 ARISTAR, INC SR NOTE
   1,000,000       7.750%,  06/15/01 ................       1,037,270
                 DISCOVER CARD TRUST SERIES 1993-B
                  (PASS-THRU CERT)
   3,000,000       6.750%,  02/15/00 ................       3,026,250
                 HOUSEHOLD INTERNATIONAL
                  NETHERLANDS BV (SR NOTE)
   4,000,000       5.250%,  10/15/98 ................       3,924,520
                 MORGAN STANLY GROUP (SR NOTE)
   4,000,000       5.750%,  02/15/01 ................       3,876,720
                 MORTGAGE CAPITAL FUNDING, INC
                  SERIES 96 MC-2 (MTGE PASS-THRU)
   2,000,000       7.008%,  09/20/06 ................       1,995,625
                 STANDARD CREDIT CARD MASTER
                  TRUST SERIES 1991-6 (CLASS B)
   2,570,000       8.350%,  01/07/00 ................       2,665,552
                 TRAVELLERS, INC NOTE
   5,000,000       5.750%,  04/15/98 ................       4,973,700
                                                         ------------
                                                           25,550,197
                                                         ------------
                FOODS--0.12%
                 CAMPBELL SOUP CO NOTE
   2,000,000       5.625%,  09/15/03 ................       1,852,600
                                                         ------------
                HEALTHCARE--DRUGS--0.21%
                 LYONDELL PETROCHEMICAL CO NOTE
   3,000,000       10.000%, 06/01/99 ................       3,232,560
                                                         ------------
                HEALTHCARE--HOSPITAL SUPPLY--0.40%
                 BECTON DICKINSON NOTE
   3,000,000       6.900%,  10/01/06 ................       3,016,080
                 COLUMBIA/HCA HEALTHCARE CORP NOTE
   3,000,000       8.360%,  04/15/24 ................       3,356,760
                                                         ------------
                                                            6,372,840
                                                         ------------
                INSURANCE--MULTI-LINE, PROPERTY
                 & CASUALTY--0.22%
                 CHUBB CAPITAL CORP NOTE
   1,500,000       6.875%,  02/01/03 ................       1,511,325
                 TRAVELERS CAPITAL CORP DEB
   2,000,000       7.750%,  12/01/36 ................       1,923,120
                                                         ------------
                                                            3,434,445
                                                         ------------



                PAPER--0.21%
                 UNION CAMP CORP DEB
   3,000,000       10.000%, 05/01/19 ................       3,327,561
                                                         ------------

                PUBLISHING--OTHER--0.19%
                 TIME WARNER NOTE
   3,000,000       7.450%,  02/01/98 ................       3,033,030
                                                         ------------

                RETAIL--FOOD--0.13%
                 KROGER CO (SR SUBORDINATED NOTE)
   2,000,000       10.000%, 05/01/99 ................       2,120,000
                                                         ------------

                RETAIL--GENERAL MERCHANDISE--1.04%
                 DILLIARD DEPARTMENT
   2,000,000       STORES, INC NOTE 7.150%,  09/01/02       2,034,060
                 FEDERATED DEPARTMENT
                  STORES, INC  (SR NOTE)
   2,000,000       10.000%, 02/15/01 ................       2,172,460
                 MAY DEPARTMENT STORES CO NOTE
   3,000,000       7.150%,  08/15/04 ................       3,059,880
                 SEARS ROEBUCK ACCEPTANCE CORP
                  (MEDIUM TERM NOTE)
   5,000,000       6.990%,  09/30/02 ................       5,042,039
                 WAL-MART STORES, INC DEB
   2,000,000       7.250%,  06/01/13 ................       2,033,820
                 WAL-MART STORES, INC NOTE
   2,000,000       6.125%,  10/01/99 ................       1,993,840
                                                         ------------
                                                           16,336,099
                                                         ------------



                       See notes to financial statements.

     PAR
    VALUE                                                    VALUE
    -----                                                    -----
                 UTILITIES--ELECTRIC--0.41%
                 IDAHO POWER CO (FIRST MTGE BOND)
 $ 1,000,000       8.650%,  01/01/00 ................     $ 1,050,380
                 PUGET SOUND POWER & LIGHT CO
                  (MEDIUM TERM NOTE)
   5,000,000       8.060%,  06/19/06 ................       5,343,250
                                                         ------------
                                                            6,393,630
                                                         ------------
                UTILITIES--GAS & PIPELINE--0.31%
                 EL PASO NATURAL GAS CO NOTE
   5,000,000       6.750%,  11/15/03 ................       4,957,700
                                                         ------------
                UTILITIES--TELEPHONE--0.52%
                 NEW YORK TELEPHONE CO DEB
   3,000,000       7.250%,  02/15/24 ................       2,849,190
                 SOUTHWESTERN BELL
                  TELEPHONE CO NOTE
   3,000,000       6.250%,  10/15/02 ................       2,955,570
                 U.S. WEST COMMUNICATIONS, INC NOTE
   2,500,000       6.625%,  09/15/05 ................       2,450,175
                                                         ------------
                                                            8,254,935
                                                         ------------
               TOTAL CORPORATE BONDS
                (Cost $137,529,991)..................     136,981,952
                                                         ------------
               GOVERNMENT BONDS--28.62%
                AGENCY SECURITIES--1.43%
                 FEDERAL FARM CREDIT BANK
   3,000,000       6.440%,  11/05/99 ................       2,997,660
                 FEDERAL HOME LOAN
                  MORTGAGE CORP (FHLMC)
   5,000,000       7.090%,  11/24/06 ................       4,924,200
                 FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION (FNMA)
   3,000,000       6.670%,  09/05/00 ................       2,998,590
   2,000,000       6.375%,  10/13/00 ................       1,989,380
   1,000,000       8.250%,  12/18/00 ................       1,068,120
   8,000,000       5.800%,  02/22/06 ................       7,538,000
   1,000,000       7.400%,  07/01/04 ................       1,047,970
                                                         ------------
                                                           22,563,920
                                                         ------------
                MORTGAGE BACKED SECURITIES--11.64%
                 FEDERAL HOME LOAN
                  MORTGAGE CORP (FHLMC)
   2,045,000       6.000%,  10/15/10 ................       2,032,852
   4,717,974       6.000%,  03/01/11 ................       4,558,742
   5,834,557       7.000%,  04/01/11 ................       5,839,399
     678,785       8.000%,  12/01/22 ................         696,806
     424,709       8.000%,  01/01/23 ................         435,590
     943,442       8.000%,  05/01/23 ................         967,018
   1,399,329       7.000%,  05/01/23 ................       1,380,088
   4,594,203       7.500%,  02/01/24 ................       4,618,598
   2,820,833       7.000%,  12/01/25 ................       2,772,610
   5,006,528       6.500%,  04/01/26 ................       4,792,198
   6,001,304       7.500%,  04/01/26 ................       6,006,885
                 FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION (FNMA)
   4,616,618       6.000%,  12/01/02 ................       4,508,404
   6,515,203       6.500%,  08/25/03 ................       6,519,242
     745,941       8.500%,  02/01/05 ................         776,494
   6,778,125       6.500%,  05/01/11 ................       6,653,134
   4,829,710       7.000%,  05/01/11 ................       4,823,672
   1,619,315       8.000%,  06/01/11 ................       1,665,869
   1,936,562       7.500%,  06/01/11 ................       1,963,189
   1,942,208       8.000%,  07/01/11 ................       1,998,046
     490,384       7.500%,  08/01/11 ................         497,126
     746,791       7.500%,  09/01/11 ................         757,059
   1,745,954       7.500%,  10/01/11 ................       1,769,959
   6,639,993       6.500%,  12/01/23 ................       6,368,151
     798,092       8.000%,  09/01/24 ................         814,804
   2,610,645       8.500%,  03/01/25 ................       2,711,807
   4,782,007       9.000%,  04/01/25 ................       5,050,961
     769,917       8.000%,  05/01/25 ................         785,076
     771,397       9.000%,  06/01/25 ................         813,337
     966,800       6.500%,  08/01/25 ................         923,294
   4,571,936       7.500%,  09/01/25 ................       4,574,084
   3,189,367       8.000%,  09/01/25 ................       3,252,165
   6,705,510       6.500%,  10/01/25 ................       6,403,761
     963,263       7.000%,  10/01/25 ................         942,485
     992,164       7.000%,  11/01/25 ................         970,763
   7,643,006       7.000%,  12/01/25 ................       7,481,527
     935,964       6.500%,  12/01/25 ................         893,845
   1,608,965       8.000%,  12/01/25 ................       1,640,645
   4,020,935       7.000%,  07/01/26 ................       3,931,710
                 GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (GNMA)
     795,443       8.500%,  09/15/09 ................         831,731
     757,059       8.500%,  10/15/09 ................         791,596
   4,999,307       9.000%,  12/15/09 ................       5,241,423
     665,399       8.500%,  12/15/09 ................         695,754
   4,761,051       9.000%,  12/15/17 ................       5,131,460
     546,482       9.000%,  03/15/20 ................         582,850
     265,625       9.000%,  08/15/20 ................         283,302
   4,959,624       6.500%,  03/20/22 ................       5,054,154
   4,582,257       8.000%,  06/15/22 ................       4,708,269
   6,698,963       7.000%,  10/15/23 ................       6,581,730
   2,531,856       7.000%,  11/15/23 ................       2,487,548
   4,913,376       7.000%,  02/15/24 ................       4,827,391
   1,644,775       8.000%,  06/15/24 ................       1,686,897
   7,734,139       7.000%,  09/15/24 ................       7,598,791
     685,983       9.000%,  01/15/25 ................         724,562

                       See notes to financial statements.

     PAR
    VALUE                                                    VALUE
    -----                                                    -----

                  MORTGAGE BACKED SECURITIES--(Continued)
$    732,525       8.500%,  05/15/25 ................    $    759,760
   2,676,577       8.500%,  06/15/25 ................       2,777,016
   1,814,847       8.000%,  08/15/25 ................       1,852,831
   6,822,732       7.500%,  12/15/25 ................       6,829,077
  10,000,085       7.500%,  05/15/26 ................      10,003,185
                 RESOLUTION TRUST CORP SERIES 1992-8
                  (CLASS A-2) (MTGE PASS-THROUGH CERT)
     252,285       8.250%,  12/25/26 ................         251,449
                                                         ------------
                                                          183,292,171
                                                         ------------
                U.S. TREASURY SECURITIES--15.55%
                 U.S. TREASURY BONDS
   8,000,000       7.875%,  02/15/21 ................       9,042,480
  29,000,000       7.500%,  11/15/16 ................      31,392,500
   4,000,000       7.625%,  11/15/22 ................       4,415,640
  31,000,000     * 7.125%,  02/15/23 ................      32,365,860
                 U.S. TREASURY NOTES
  18,000,000       7.250%,  02/15/98 ................      18,295,380
  10,000,000       9.000%,  05/15/98 ................      10,421,900
  16,000,000       6.125%,  05/15/98 ................      16,077,440
  12,000,000     * 6.875%,  07/31/99 ................      12,243,720
  18,000,000       5.875%,  11/15/99 ................      17,929,620
  21,000,000       6.250%,  05/31/00 ................      21,085,260
  15,000,000       8.000%,  05/15/01 ................      16,028,850
   5,000,000     * 7.500%,  11/15/01 ................       5,263,300
  10,000,000       7.500%,  05/15/02 ................      10,573,400
  20,000,000       7.250%,  05/15/04 ................      21,043,800
   9,000,000       6.500%,  08/15/05 ................       9,057,690
   8,000,000       5.875%,  11/15/05 ................       7,713,760
   2,000,000       7.000%,  07/15/06 ................       2,077,820
                                                         ------------
                                                          245,028,420
                                                         ------------
                TOTAL GOVERNMENT BONDS
                (Cost $448,987,529)..................     450,884,511
                                                         ------------
              TOTAL BONDS
               (Cost $586,517,520)...................     587,866,463
                                                         ------------

    SHARES
    -------

              PREFERRED STOCK--0.01%
                HEALTHCARE--SERVICE--0.01%
     1,706       AETNA, INC CV 6.25% .................        135,413
                                                         ------------

              TOTAL PREFERRED STOCK
               (Cost $111,530)  ......................        135,413
                                                         ------------

              COMMON STOCK--61.73%
               AIR TRANSPORTATION--0.68%
    44,700     o AMR CORP ............................      3,939,187
    63,900       DELTA AIRLINES, INC .................      4,528,912
    44,250       SOUTHWEST AIRLINES CO ...............        979,031
     1,200     o U.S. AIR GROUP, INC .................         28,050
    20,300     o UAL CORP NEW ........................      1,268,750
                                                         ------------
                                                           10,743,930
                                                         ------------
               AUTOMOTIVE & RELATED--0.92%
    24,100       BANDAG, INC .........................      1,141,737
    30,600       CUMMINS ENGINE CO, INC ..............      1,407,600
   124,400       ECHLIN, INC .........................      3,934,150
    23,500       FEDERAL-MOGUL CORP ..................        517,000
   127,900       GENUINE PARTS CO ....................      5,691,550
    46,800       GRACO, INC ..........................      1,146,600
    22,000       MODINE MANUFACTURING CO .............        588,500
                                                         ------------
                                                           14,427,137
                                                         ------------

               BANKS--5.80%
   136,565       BANC ONE CORP .......................      5,872,295
    44,800       BANK OF NEW YORK CO, INC ............      1,512,000
   113,100       BANKAMERICA CORP ....................     11,281,725
    13,600       BANKERS TRUST NEW YORK CORP .........      1,173,000
    39,800       BARNETT BANKS, INC ..................      1,636,775
   101,800       CHASE MANHATTAN CORP NEW ............      9,085,650
   103,491       CITICORP NA .........................     10,659,573
    38,200       CORESTATES FINANCIAL CORP ...........      1,981,625
    82,140       FIRST CHICAGO NBD CORP ..............      4,415,025
    75,747       FIRST UNION CORP ....................      5,605,278
    55,167       FLEET FINANCIAL GROUP, INC NEW ......      2,751,454
    77,500       MORGAN (J.P.) & CO, INC .............      7,565,937
    74,186       NATIONSBANK CORP ....................      7,251,681
    88,600       NORWEST CORP ........................      3,854,100
   104,600       PNC BANK CORP .......................      3,935,575
    99,000       SUNTRUST BANKS, INC .................      4,875,750
     1,100       U.S. BANCORP ........................         49,431
    58,400       WACHOVIA CORP NEW ...................      3,299,600
    16,824       WELLS FARGO & CO ....................      4,538,274
                                                         ------------
                                                           91,344,748
                                                         ------------
               BEVERAGES--1.80%
   537,800       COCA COLA CO ........................     28,301,725
                                                         ------------

               BROADCASTERS--0.38%
     6,300       COMCAST CORP (CLASS A) ..............        111,037
    15,650       COMCAST CORP (CLASS A) SPL ..........        278,765
    27,275     o LIBERTY MEDIA GROUP (CLASS A) .......        779,042
    13,320     o TCI SATELLITE ENTERTAINMENT (CLASS A)        131,535
   146,800     o TELE-COMMUNICATIONS, INC
                  (CLASS A) NEW ......................      1,917,575
    76,931     o VIACOM, INC (CLASS B) ...............      2,682,968
     5,873     o VIACOM, INC (CLASS B) WTS 7/07/97 ...            183
     3,523     o VIACOM, INC (CLASS B) WTS 7/07/99 ...          8,807
                                                         ------------
                                                            5,909,912
                                                         ------------

               BUSINESS SERVICES--0.34%
    32,900     o ACNEILSEN CORP ......................        497,612
    98,700       COGNIZANT CORP ......................      3,257,100
    12,600       DELUXE CORP .........................        412,650
     6,975       DIEBOLD, INC ........................        438,553
    48,400       SENSORMATIC ELECTRONICS CORP ........        810,700
                                                         ------------
                                                            5,416,615
                                                         ------------

               CHEMICALS--MAJOR--0.85%
    94,600       AIR PRODUCTS & CHEMICALS, INC .......      6,539,225
   148,600       PRAXAIR, INC ........................      6,854,175
                                                         ------------
                                                           13,393,400
                                                         ------------

               CHEMICALS--SPECIALTY--1.12%
    26,900       BETZDEARBORN, INC ...................      1,573,650
    18,420       FULLER (H.B.) CO ....................        865,740
   104,400       LYONDELL PETROCHEMICAL CO ...........      2,296,800
    54,500       MALLINCKRODT, INC ...................      2,404,812
    70,700       NALCO CHEMICAL CORP .................      2,554,037
     9,000       NCH CORP ............................        542,250
    11,500       RAYCHEM CORP ........................        921,437
    80,462       SCHULMAN (A.), INC ..................      1,971,319
    54,100       SIGMA ALDRICH CORP ..................      3,377,868
    22,900       WD-40 CO ............................      1,168,257
                                                         ------------
                                                           17,676,170
                                                         ------------
               COMMUNICATION EQUIPMENT &
                 SERVICES--0.70%
    15,900     o 360 COMMUNICATIONS CO ...............        367,687
   107,082     o AIRTOUCH COMMUNICATIONS, INC ........      2,703,820
   113,900     o CISCO SYSTEMS, INC ..................      7,246,887
    11,600     o DSC COMMUNICATIONS CORP .............        207,350
    57,900     o NOVELL, INC .........................        548,240
                                                         ------------
                                                           11,073,984
                                                         ------------

                       See notes to financial statements.

   SHARES                                                    VALUE
   ------                                                    -----
               COMPUTER SERVICE--2.07%
    92,000       AUTOMATIC DATA PROCESSING, INC ......   $  3,944,500
    67,750       COMPUTER ASSOCIATES
                  INTERNATIONAL, INC .................      3,370,562
    21,840     o IMATION CORP ........................        614,250
   241,600     o MICROSOFT CORP ......................     19,962,200
   111,475     o ORACLE CORP .........................      4,654,081
                                                         ------------
                                                           32,545,593
                                                         ------------
               CONGLOMERATES--1.43%
    50,900       ALCO STANDARD CORP ..................      2,627,712
     4,200       MARK IV INDUSTRIES, INC .............         95,025
   220,400       MINNESOTA MINING &
                  MANUFACTURING CO ...................     18,265,650
    70,600       WHITMAN CORP ........................      1,614,975
                                                         ------------
                                                           22,603,362
                                                         ------------
               COSMETICS--1.08%
    68,600       AVON PRODUCTS, INC ..................      3,918,775
   136,200       GILLETTE CO .........................     10,589,550
    55,600       INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ....................      2,502,000
                                                         ------------
                                                           17,010,325
                                                         ------------
               ELECTRICAL EQUIPMENT--0.17%
    33,100       GRAINGER (W.W.), INC ................      2,656,275
                                                         ------------
               ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--1.98%
    30,800     o ADVANCED MICRO DEVICES, INC .........        793,100
    24,400       AVNET, INC ..........................      1,421,300
    10,350       BALDOR ELECTRIC CO ..................        254,868
   182,600       INTEL CORP ..........................     23,909,187
    47,500       MICRON TECHNOLOGY, INC ..............      1,383,437
    16,093       MOLEX, INC ..........................        629,638
    43,500     o NATIONAL SEMICONDUCTOR CORP .........      1,060,312
    74,568     o VISHAY INTERTECHNOLOGY, INC .........      1,743,027
                                                         ------------
                                                           31,194,869
                                                         ------------
               ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.11%
    47,200     o APPLIED MATERIALS, INC ..............      1,696,250
                                                         ------------
               FINANCIAL--MISCELLANEOUS--3.25%
   171,200       AMERICAN EXPRESS CO .................      9,672,800
    53,909       DEAN WITTER, DISCOVER & CO ..........      3,571,471
    40,500       FEDERAL HOME LOAN MORTGAGE CORP .....      4,460,062
   353,600       FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION ...............     13,171,600
    84,437       GREAT WESTERN FINANCIAL CORP ........      2,448,673
    12,800       H.F. AHMANSON & CO ..................        416,000
    24,829       HOUSEHOLD INTERNATIONAL, INC ........      2,290,475
    36,800       MBNA CORP ...........................      1,527,200
    82,100       MERRILL LYNCH & CO, INC .............      6,691,150
    86,200       MORGAN STANLEY GROUP, INC ...........      4,924,175
    21,400       STUDENT LOAN MARKETING ASSOCIATION ..      1,992,875
                                                         ------------
                                                           51,166,481
                                                         ------------
               FOODS--2.78%
   114,100       CAMPBELL SOUP CO ....................      9,156,525
    74,400       CPC INTERNATIONAL, INC ..............      5,766,000
   102,000       GENERAL MILLS, INC ..................      6,464,250
   155,850       HEINZ (H.J.) CO .....................      5,571,637
   105,200       HERSHEY FOODS CORP ..................      4,602,500
    74,200       KELLOGG CO ..........................      4,869,375
     5,800       MCCORMICK & CO, INC (NON-VOTE) ......        136,662
   107,600       QUAKER OATS CO ......................      4,102,250
    56,000       WRIGLEY (WM) JR CO ..................      3,150,000
                                                         ------------
                                                           43,819,199
                                                         ------------
               HEALTHCARE--DRUGS--3.27%
    48,100     o ALZA CORP ...........................      1,244,587
     6,680     o ALZA CORP WTS 12/31/99 ..............            835
    77,400     o AMGEN, INC ..........................      4,208,625
     9,922       BERGEN BRUNSWIG CORP (CLASS A) ......        282,777
    24,600     o FOREST LABORATORIES, INC ............        805,650
    36,800     o GENZYME CORP (GENERAL DIVISION) .....        800,400
     2,484     o GENZYME CORP
                  (TISSUE REPAIR DIVISION) ...........         17,698
    23,400       IVAX CORP ...........................        239,850
    56,400       MCKESSON CORP NEW ...................      3,158,400
   351,100       MERCK & CO, INC .....................     27,824,675
    34,500       MYLAN LABORATORIES, INC .............        577,875
   189,800       SCHERING-PLOUGH CORP ................     12,289,550
     6,680     o THERAPEUTIC DISCOVERY CORP (CLASS A)..        74,315
                                                         ------------
                                                           51,525,237
                                                         ------------
               HEALTHCARE--HOSPITAL SUPPLY--1.79%
   218,800       BECTON DICKINSON & CO ...............      9,490,450
   377,000       JOHNSON & JOHNSON CO ................     18,755,750
                                                         ------------
                                                           28,246,200
                                                         ------------
               HEALTHCARE--OTHER--0.49%
    31,400       ALLERGAN, INC .......................      1,118,625
    25,600       BAUSCH & LOMB, INC ..................        896,000
     6,500       BIOMET, INC .........................         98,312
    28,600       HILLENBRAND INDUSTRIES, INC .........      1,036,750
    62,600       MEDTRONIC, INC ......................      4,256,800
     8,400     o ST. JUDE MEDICAL, INC ...............        358,050
                                                         ------------
                                                            7,764,537
                                                         ------------
               HEALTHCARE--SERVICE--0.54%
   174,955       COLUMBIA/HCA HEALTHCARE CORP ........      7,129,416
     9,400     o HUMANA, INC .........................        179,775
    55,900     o TENET HEALTHCARE CORP ...............      1,222,812
                                                         ------------
                                                            8,532,003
                                                         ------------
               HOUSEHOLD--DURABLE GOODS--0.32%
    65,400       NEWELL COS, INC .....................      2,060,100
    63,400       WHIRLPOOL CORP ......................      2,956,025
                                                         ------------
                                                            5,016,125
                                                         ------------
               HOUSEHOLD--PRODUCTS--2.31%
    66,100       CLOROX CO ...........................      6,634,787
    60,100       COLGATE PALMOLIVE CO ................      5,544,225
   206,800       PROCTER & GAMBLE CO .................     22,231,000
    90,300       RUBBERMAID, INC .....................      2,054,325
                                                         ------------
                                                           36,464,337
                                                         ------------
               INSURANCE--LIFE--0.00%
       329       CONSECO, INC ........................         20,973
                                                         ------------

               INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--2.58%
    97,153       ALLSTATE CORP .......................      5,622,729
   193,030       AMERICAN INTERNATIONAL GROUP, INC ...     20,895,497
    49,700       CHUBB CORP ..........................      2,671,375
     3,500     o CNA FINANCIAL CORP ..................        374,500
    14,900       GENERAL REINSURANCE CORP ............      2,350,475
     1,400       SAFECO CORP .........................         55,212
    25,000       TRANSAMERICA CORP ...................      1,975,000
   147,888       TRAVELERS GROUP, INC ................      6,710,418
                                                         ------------
                                                           40,655,206
                                                         ------------

                       See notes to financial statements.

 SHARES                                                     VALUE
 ------                                                     -----
               LEISURE TIME--1.13%
   194,475       DISNEY (WALT) CO ....................   $ 13,540,321
    38,600       HASBRO, INC .........................      1,500,575
   101,091       MATTEL, INC .........................      2,805,275
                                                         ------------
                                                           17,846,171
                                                         ------------
               MACHINERY--0.82%
   106,200       DEERE & CO ..........................      4,314,375
    56,000       ILLINOIS TOOL WORKS, INC ............      4,473,000
    87,500       KEYSTONE INTERNATIONAL, INC .........      1,760,937
    25,900       NORDSON CORP ........................      1,651,125
    14,880       TIMKEN CO ...........................        682,620
                                                         ------------
                                                           12,882,057
                                                         ------------
               METALS--ALUMINUM--0.19%
    88,200     o ALUMAX, INC .........................      2,943,675
                                                         ------------
               METALS--GOLD--0.28%
   285,100       SANTA FE PACIFIC GOLD CORP ..........      4,383,412
                                                         ------------
               METALS--STEEL--0.42%
    27,600       BIRMINGHAM STEEL CORP ...............        524,400
    45,750       HANNA (M.A.) CO .....................      1,000,781
    64,100       NUCOR CORP ..........................      3,269,100
    98,850       WORTHINGTON INDUSTRIES, INC .........      1,791,656
                                                         ------------
                                                            6,585,937
                                                         ------------
               OFFICE EQUIPMENT--3.51%
    48,300     o APPLE COMPUTER, INC .................      1,008,262
    92,000       AVERY DENNISON CORP .................      3,254,500
    68,900     o COMPAQ COMPUTER CORP ................      5,115,825
   258,000       HEWLETT-PACKARD CO ..................     12,964,500
   135,900       INTERNATIONAL BUSINESS
                  MACHINES CORP .......................    20,520,900
    54,900       PITNEY BOWES, INC ...................      2,992,050
    49,300     o SUN MICROSYSTEMS, INC ...............      1,266,393
    84,200     o TANDEM COMPUTERS, INC ...............      1,157,750
   133,900       XEROX CORP ..........................      7,046,487
                                                         ------------
                                                           55,326,667
                                                         ------------
               PAPER--1.11%
   149,400       CONSOLIDATED PAPERS, INC ............      7,339,275
   135,500       SONOCO PRODUCTS CO ..................      3,506,062
   140,500       UNION CAMP CORP .....................      6,708,875
                                                         ------------
                                                           17,554,212
                                                         ------------
               PETROLEUM--EXPLORATION &
                 PRODUCTION--1.38%
    56,800       ANADARKO PETROLEUM CORP .............      3,677,800
    41,500       APACHE CORP .........................      1,468,062
    60,200       MITCHELL ENERGY & DEVELOPMENT
                 CORP (CLASS B) ......................      1,331,925
   109,100       MURPHY OIL CORP .....................      6,068,687
    78,200       NOBLE AFFILIATES, INC ...............      3,743,825
   164,400     o ORYX ENERGY CO ......................      4,068,900
   105,500     o SANTA FE ENERGY RESOURCES, INC ......      1,463,812
                                                         ------------
                                                           21,823,011
                                                         ------------
               PETROLEUM--SERVICE--2.13%
    63,000     o BJ SERVICES CO ......................      3,213,000
    40,300       CABOT CORP ..........................      1,012,537
   107,900       DRESSER INDUSTRIES, INC .............      3,344,900
     5,775     o ENSCO INTERNATIONAL, INC ............        280,087
    81,700       HELMERICH & PAYNE, INC ..............      4,258,612
   102,900     o NABORS INDUSTRIES, INC ..............      1,980,825
    97,800     o NOBLE DRILLING CORP .................      1,943,775
   192,700     o PARKER DRILLING CO ..................      1,854,737
   123,900     o ROWAN COS, INC ......................      2,803,237
   131,000     o SMITH INTERNATIONAL, INC ............      5,878,625
    32,200       TRANSOCEAN OFFSHORE, INC ............      2,016,525
    47,658     o WEATHERFORD ENTERRA, INC ............      1,429,740
    49,200     o WESTERN ATLAS, INC ..................      3,487,050
                                                         ------------
                                                           33,503,650
                                                         ------------
               PROPERTY--REAL ESTATE--0.32%
   125,900       WEINGARTEN REALTY INVESTORS, INC ....      5,114,687
                                                         ------------

               PUBLISHING--NEWSPAPER--0.88%
    55,745     o COX COMMUNICATIONS, INC
                  (CLASS A) NEW ......................      1,289,103
    41,000       DOW JONES & CO, INC .................      1,388,875
    77,700       GANNETT CO, INC .....................      5,817,787
    11,300       KNIGHT-RIDDER, INC ..................        432,225
    13,100       NEW YORK TIMES CO (CLASS A) .........        497,800
    90,600       TIMES MIRROR CO (SERIES A) NEW ......      4,507,350
                                                         ------------
                                                           13,933,140
                                                         ------------
               PUBLISHING--OTHER--0.60%
    59,100       DUN & BRADSTREET CORP ...............      1,403,625
    46,600       MCGRAW HILL COS, INC ................      2,149,425
   157,805       TIME WARNER, INC ....................      5,917,687
                                                         ------------
                                                            9,470,737
                                                         ------------
               RAILROAD--0.78%
   140,400       NORFOLK SOUTHERN CORP ...............     12,285,000
                                                         ------------

               RESTAURANTS & HOTELS--0.83%
   102,200       DARDEN RESTAURANTS, INC .............        894,250
   217,100       MCDONALDS CORP ......................      9,823,775
    72,400       SYSCO CORP ..........................      2,362,050
                                                         ------------
                                                           13,080,075
                                                         ------------
               RETAIL--FOOD--0.32%
    88,300       ALBERTSONS, INC .....................      3,145,687
    23,800       AMERICAN STORES CO NEW ..............        972,825
    18,800     o KROGER CO ...........................        874,200
                                                         ------------
                                                            4,992,712
                                                         ------------
               RETAIL--GENERAL MERCHANDISE--1.81%
     1,300       CVS CORP ............................         53,787
     1,000     o FEDERATED DEPARTMENT STORES, INC ....         34,125
     4,200       GAP, INC ............................        126,525
    58,900       HOME DEPOT, INC .....................      2,952,362
   148,600     o K MART CORP .........................      1,541,725
    16,806       LIMITED, INC ........................        308,810
    33,600       MAY DEPARTMENT STORES CO ............      1,570,800
    53,600       PENNEY, (J.C.) CO, INC ..............      2,613,000
    20,600       ROUSE CO ............................        654,050
   104,800       SEARS ROEBUCK & CO ..................      4,833,900
     1,000       TANDY CORP ..........................         44,000
    45,950     o TOYS R US, INC ......................      1,378,500
   492,000       WAL-MART STORES, INC ................     11,254,500
    53,600     o WOOLWORTH CORP ......................      1,172,500
                                                         ------------
                                                           28,538,584
                                                         ------------
               TEXTILE & APPAREL--0.51%
    15,800       LIZ CLAIBORNE, INC ..................        610,275
   121,200       NIKE, INC (CLASS B) .................      7,241,700
     2,200       VF CORP .............................        148,500
                                                         ------------
                                                            8,000,475
                                                         ------------
               TRUCKERS & SHIPPING--0.18%
    74,400       ARNOLD INDUSTRIES, INC ..............      1,181,100
    57,200       CALIBER SYSTEM, INC .................      1,101,100
    21,100       ROADWAY EXPRESS, INC ................        408,812
     3,400       RYDER SYSTEM, INC ...................         95,625
                                                         ------------
                                                            2,786,637
                                                         ------------
                       See notes to financial statements.

   SHARES                                                     VALUE
   ------                                                     -----

               UTILITIES--ELECTRIC--1.70%
    32,500       IDAHO POWER CO ......................   $  1,011,562
   104,700       LOUISVILLE GAS
                  & ELECTRIC ENERGY CORP .............      2,565,150
   118,700       NIPSCO INDUSTRIES, INC ..............      4,703,487
    33,000       OKLAHOMA GAS & ELECTRIC CO ..........      1,377,750
   136,900       PACIFICORP ..........................      2,806,450
   279,800       POTOMAC ELECTRIC POWER CO ...........      7,204,850
   122,800       PUGET SOUND POWER & LIGHT CO ........      2,947,200
   174,600       TECO ENERGY, INC ....................      4,212,225
                                                         ------------
                                                           26,828,674
                                                         ------------
               UTILITIES--GAS & PIPELINE--1.74%
    30,800       BROOKLYN UNION GAS CO ...............        927,850
    20,900       COLUMBIA GAS SYSTEMS, INC ...........      1,329,762
   110,600       CONSOLIDATED NATURAL GAS CO .........      6,110,650
    33,400       EL PASO NATURAL GAS CO NEW ..........      1,686,700
    24,600       EQUITABLE RESOURCES, INC ............        731,850
     1,400     o IONICS, INC .........................         67,200
    18,800       MCN CORP ............................        542,850
    55,700       NICOR, INC ..........................      1,991,275
    89,600       PACIFIC ENTERPRISES, INC ............      2,721,600
     9,200       PEOPLES ENERGY CORP .................        311,650
   134,900       SONAT, INC ..........................      6,947,350
   105,900       WILLIAMS COS, INC ...................      3,971,250
                                                         ------------
                                                           27,339,987
                                                         ------------
               UTILITIES--TELEPHONE--4.33%
   162,700       AMERITECH CORP NEW ..................      9,863,687
   166,300       BELL ATLANTIC CORP ..................     10,767,925
   335,000       BELLSOUTH CORP ......................     13,525,625
    89,100       MCI COMMUNICATIONS CORP .............      2,912,456
   139,300       NYNEX CORP ..........................      6,703,812
   117,082       PACIFIC TELESIS GROUP CO ............      4,302,763
   176,800       SBC COMMUNICATIONS, INC .............      9,149,400
    71,500       SPRINT CORP .........................      2,851,062
   162,044       U.S. WEST COMMUNICATIONS GROUP, INC .      5,225,919
   161,144     o U.S. WEST MEDIA GROUP, INC ..........      2,981,164
                                                         ------------
                                                           68,283,813
                                                         ------------
               TOTAL COMMON STOCK
                 (Cost $623,862,859) .................    972,707,906
                                                         ------------
  PAR
 VALUE
 -------
               SHORT TERM INVESTMENTS--0.31%
                COMMERCIAL PAPER--0.31%
                MERRILL LYNCH & CO, INC
   4,900,000       6.500%,  01/02/97 ................       4,898,159
                                                         ------------

               TOTAL SHORT TERM INVESTMENTS
                 (Cost $4,899,115)...................       4,898,159
                                                         ------------

                  ROUNDING ...........................             85
                                                         ------------
               TOTAL PORTFOLIO
                 (Cost $1,215,391,024)...............  $1,565,608,026
                                                       ==============

----------
o Non-income producing
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.



                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT
                                DECEMBER 31, 1996

                               SUMMARY BY INDUSTRY


                                                         VALUE           %
                                                       ---------       -----
BONDS
 CORPORATE BONDS
  AUTOMOTIVE & RELATED ........................    $       43,732      0.00%
  BROADCASTERS ................................            86,107      0.00
  INSURANCE LIFE ..............................        12,024,787      0.30
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY .......................           107,783      0.00
  METALS--STEEL ...............................            83,956      0.00
                                                   --------------    ------

 TOTAL CORPORATE BONDS
  (Cost $14,140,649) ..........................        12,346,365      0.30
                                                   --------------    ------

TOTAL BONDS
 (Cost $14,140,649) ...........................        12,346,365      0.30
                                                   --------------    ------

 PREFERRED STOCK
  AUTOMOTIVE & RELATED ........................         2,417,148      0.06
  BUSINESS SERVICES ...........................         1,068,931      0.02
  COMMUNICATION EQUIPMENT & SERVICES ..........        18,778,881      0.45
  HEALTHCARE--SERVICE .........................            80,486      0.00
  PUBLISHING--NEWSPAPER .......................         1,492,722      0.04
  UTILITIES--ELECTRIC .........................         9,760,584      0.23
                                                   --------------    ------

TOTAL PREFERRED STOCK
 (Cost $25,574,918) ...........................        33,598,752      0.80
                                                   --------------    ------

COMMON STOCK
  AEROSPACE ...................................        18,670,145      0.45
  AIR TRANSPORTATION ..........................        36,838,095      0.88
  AUTOMOTIVE & RELATED ........................       124,601,069      2.97
  BANKS .......................................       297,669,796      7.10
  BEVERAGES ...................................        55,613,950      1.33
  BROADCASTERS ................................        57,001,321      1.36
  BUSINESS SERVICES ...........................        73,461,825      1.75
  CHEMICALS--MAJOR ............................        48,064,585      1.15
  CHEMICALS--SPECIALTY ........................        15,315,117      0.37
  COMMUNICATION EQUIPMENT & SERVICES ..........       179,088,950      4.27
  COMPUTER SERVICE ............................        97,856,662      2.33
  CONGLOMERATES ...............................        89,477,595      2.13
  CONSTRUCTION--MATERIALS & BUILDERS ..........        93,300,569      2.23
  CONTAINERS ..................................         2,069,254      0.05
  COSMETICS ...................................        11,916,379      0.28
  ELECTRICAL EQUIPMENT ........................       143,879,904      3.43
  ELECTRICAL EQUIPMENT--
    COMPONENTS DIVERSIFIED ....................       297,492,421      7.09
  ELECTRICAL EQUIPMENT--INSTRUMENTS ...........        18,039,758      0.43
  ENVIRONMENTAL CONTROL .......................         3,731,850      0.09
  FINANCIAL--MISCELLANEOUS ....................        52,287,565      1.25
  FOODS .......................................        54,779,172      1.31
  FOREST PRODUCTS .............................        11,898,058      0.28
  HEALTHCARE--DRUGS ...........................       277,360,643      6.61
  HEALTHCARE--HOSPITAL SUPPLY .................        15,647,844      0.37
  HEALTHCARE--OTHER ...........................         2,798,211      0.07
  HEALTHCARE--SERVICE .........................       137,435,910      3.27
  HOUSEHOLD--CONSUMER ELECTRONICS .............        18,939,603      0.45
  HOUSEHOLD--DURABLE GOODS ....................         5,190,488      0.12
  HOUSEHOLD--PRODUCTS .........................        22,033,811      0.53
  INSURANCE--BROKERS & OTHER ..................         1,346,625      0.03
  INSURANCE--LIFE .............................        12,468,404      0.30
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY .......................       104,875,403      2.50
  LEISURE TIME ................................       160,073,019      3.82
  MACHINERY ...................................        97,258,133      2.32
  METALS--ALUMINUM ............................         6,580,595      0.16
  METALS--GOLD ................................        13,093,551      0.31
  METALS--NON-FERROUS .........................        24,583,596      0.59
  METALS--STEEL ...............................        81,171,381      1.94
  MISCELLANEOUS MATERIALS &
    COMMODITIES ...............................        10,955,371      0.26
  OFFICE EQUIPMENT ............................       116,010,503      2.76
  PAPER .......................................         5,654,898      0.13
  PETROLEUM--
    EXPLORATION & PRODUCTION ..................        41,315,232      0.99
  PETROLEUM--INTEGRATED .......................       127,475,371      3.04
  PETROLEUM--SERVICE ..........................       135,572,849      3.23
  PHOTOGRAPHY .................................         5,071,800      0.12
  PROPERTY--REAL ESTATE .......................        35,744,863      0.85
  PUBLISHING--NEWSPAPER .......................         8,254,340      0.20
  PUBLISHING--OTHER ...........................        22,562,667      0.54
  RAILROAD ....................................        45,629,010      1.09
  RESTAURANTS & HOTELS ........................        31,059,942      0.74
  RETAIL--FOOD ................................        26,979,531      0.64
  RETAIL--GENERAL MERCHANDISE .................       114,765,792      2.74
  TEXTILE & APPAREL ...........................        22,076,781      0.53
  TOBACCO .....................................       155,417,587      3.71
  TRADING COMPANIES ...........................        12,507,269      0.30
  TRUCKERS & SHIPPING .........................        29,134,432      0.69
  UTILITIES--ELECTRIC .........................        89,698,724      2.14
  UTILITIES--GAS & PIPELINE ...................        20,421,288      0.49
  UTILITIES--OTHER ............................         5,123,290      0.12
  UTILITIES--TELEPHONE ........................       184,685,541      4.40
                                                   --------------    ------

TOTAL COMMON STOCK
 (Cost $3,474,939,636) ........................     4,010,028,338     95.63
                                                   --------------    ------



SHORT TERM INVESTMENTS
  COMMERCIAL PAPER ............................       133,392,623      3.18
  U.S. GOVERNMENTS & AGENCIES .................       183,673,224      4.38
  U.S. TREASURY BILLS .........................        40,676,457      0.97
                                                   --------------    ------

TOTAL SHORT TERM INVESTMENTS
 (Cost $357,844,325) ..........................       357,742,304      8.54
                                                   --------------    ------
  ROUNDING ....................................               461      0.00
                                                   --------------    ------
TOTAL PORTFOLIO
 (Cost $3,872,499,528) ........................     4,413,716,220    105.26


   OTHER ASSETS & LIABILITIES, NET ............      (220,539,302)    (5.26)
                                                   --------------    ------
NET ASSETS ....................................    $4,193,176,918    100.00%
                                                   ==============    ======


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT
                                DECEMBER 31, 1996

                               SUMMARY BY COUNTRY


                                                    VALUE                   %
                                                   -------                ----
DOMESTIC:
  UNITED STATES .....................           $1,929,921,621            43.73%
                                                --------------           ------
TOTAL DOMESTIC ......................            1,929,921,621            43.73
                                                --------------           ------
FOREIGN:
  AUSTRALIA .........................               36,685,881             0.83
  AUSTRIA ...........................                2,769,089             0.06
  BELGIUM ...........................               14,647,000             0.33
  CANADA ............................               94,501,809             2.14
  DENMARK ...........................               11,390,604             0.26
  FINLAND ...........................                6,583,445             0.15
  FRANCE ............................              142,772,792             3.23
  GERMANY ...........................              146,541,973             3.32
  HONG KONG .........................               50,374,995             1.14
  INDONESIA .........................               21,292,551             0.48
  IRELAND ...........................                2,600,522             0.06
  ITALY .............................              101,534,769             2.30
  JAPAN .............................              406,765,175             9.22
  MALAYSIA ..........................               41,210,334             0.93
  NETHERLANDS .......................              220,913,357             5.01
  NEW ZEALAND .......................                4,217,908             0.10
  NORWAY ............................               52,604,025             1.19
  SINGAPORE .........................               18,862,723             0.43
  SOUTH AFRICA ......................               12,024,787             0.27
  SPAIN .............................               28,735,376             0.65
  SWEDEN ............................              171,228,884             3.88
  SWITZERLAND .......................              222,656,933             5.04
  UNITED KINGDOM ....................              315,137,363             7.14
                                                --------------           ------
TOTAL FOREIGN .......................            2,126,052,295            48.16
                                                --------------           ------
TOTAL SHORT TERM ....................              357,742,304             8.11
                                                --------------           ------
TOTAL PORTFOLIO .....................           $4,413,716,220           100.00%
                                                ==============           ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT
                                DECEMBER 31, 1996

     PAR
    VALUE                                                   VALUE
    -----                                                   -----
              BONDS--0.30%
               CORPORATE BONDS--0.30%
                AUTOMOTIVE & RELATED--0.00%
                 MICHELIN S.A. CV
         743(1)    2.500%,  1/01/01 .................    $     43,732
                                                         ------------
                BROADCASTERS--0.00%
                 VIACOM INTERNATIONAL, INC
                  (SUBORDINATED DEB)
      89,000       8.000%,  07/07/06 ................          86,107
                                                         ------------
                INSURANCE--LIFE--0.30%
                 LIBERTY LIFE INTERNATIONAL CV
  10,665,000(2)    6.500%,  09/30/04 ................      12,024,787
                                                         ------------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--0.00%
                 AXA S.A. CV
       1,531(1)    4.500%,  01/01/99 ................         107,783
                                                         ------------
                METALS--STEEL--0.00%
               ~  PREUSSAG AG. (W/W)
         113(3)    5.750%,  05/17/01 ................          83,956
                                                         ------------
               TOTAL CORPORATE BONDS
                (Cost $14,140,649)...................      12,346,365
                                                         ------------
              TOTAL BONDS
               (Cost $14,140,649) ...................      12,346,365
                                                         ------------

----------
(1) Denominated in French Francs
(2) Denominated in South African Rand
(3) Denominated in Deutsche Marks

   SHARES
   ------

              PREFERRED STOCK--0.80%
               AUTOMOTIVE & RELATED--0.06%
     7,533       VOLKSWAGEN AG .......................      2,417,148
                                                         ------------
               BUSINESS SERVICES--0.02%
     7,662       SAP AG ..............................      1,068,931
                                                         ------------
               COMMUNICATION EQUIPMENT
                 & SERVICES--0.45%
   190,000       MFS COMMUNICATIONS CO, INC ..........     17,337,500
    24,900     o NOKIA AB OY SERIES A ................      1,441,381
                                                         ------------
                                                           18,778,881
                                                         ------------
               HEALTHCARE--SERVICE--0.00%
     1,014       AETNA, INC CV 6.25% .................         80,486
                                                         ------------
               PUBLISHING--NEWSPAPER--0.04%
   335,588       NEWS CORP LTD (LTD-VTG) .............      1,492,722
                                                         ------------
               UTILITIES--ELECTRIC--0.23%
   289,270       RHEIN-WESTFALEN ELECTRIC AG .........      9,760,584
                                                         ------------
              TOTAL PREFERRED STOCK
               (Cost $25,574,918) ....................     33,598,752
                                                         ------------
              COMMON STOCK--95.63%
               AEROSPACE--0.45%
    44,713       BOEING CO ...........................      4,756,345
   176,480       BRITISH AEROSPACE PLC ...............      3,865,730
     5,868     o BRITISH AEROSPACE PLC WTS 11/15/00 ..         76,167
    14,000       COBHAM GROUP PLC ....................        146,743
    14,500       EG & G, INC .........................        291,812
     2,500       GENERAL DYNAMICS CORP ...............        176,250
    62,000       MCDONNELL DOUGLAS CORP ..............      3,968,000
   140,650       ROLLS ROYCE LTD .....................        619,787
     2,834       SAGEM S.A ...........................      1,706,243
    22,433       SMITHS INDUSTRIES PLC ...............        307,500
    68,200       SPAR AEROSPACE LTD ..................        624,432
    65,831       THOMSON-CSF .........................      2,131,136
                                                         ------------
                                                           18,670,145
                                                         ------------
               AIR TRANSPORTATION--0.88%
    80,800     o AIR CANADA, INC .....................        365,477
 1,575,000     o AIRTOURS PLC ........................     21,899,292
    14,000       ALL NIPPON AIRWAYS CO LTD ...........        105,413
    29,000     o AMR CORP ............................      2,555,625
   344,190       BRITISH AIRWAYS PLC .................      3,566,469
    12,600       DELTA AIRLINES, INC .................        893,025
       100     o FEDERAL EXPRESS CORP ................          4,450
   164,000     o JAPAN AIRLINES CO LTD ...............        868,908
   136,700       LUFTHANSA AG ........................      1,862,759
   620,000       MALAYSIAN AIRLINE SYSTEM BERHAD .....      1,607,997
   277,000       SINGAPORE INTERNATIONAL
                   AIRLINES LTD (FR) .................      2,514,939
       200     o SWISS AIR TRANSPORT CO (REGD) .......        161,304
    18,500     o U.S. AIR GROUP, INC .................        432,437
                                                         ------------
                                                           36,838,095
                                                         ------------
               AUTOMOTIVE & RELATED--2.97%
 1,001,700       AUTOLIV AB ..........................     43,864,787
       170     o BAYERISCHE MOTOREN WERKE AG .........        118,363
    95,837       BBA GROUP PLC .......................        580,580
   215,000       BRIDGESTONE CORP ....................      4,074,895
    79,508       CHRYSLER CORP .......................      2,623,764
    54,620       CONTINENTAL AG ......................        981,749
    12,000       CUMMINS ENGINE CO, INC ..............        552,000
    38,000       DAIHATSU MOTOR CO LTD ...............        201,332
   136,210     o DAIMLER BENZ AG .....................      9,368,799
   244,000       DENSO CORP ..........................      5,864,747
     6,100       EATON CORP ..........................        425,475
   326,000       FIAT S.P.A ..........................        984,591
    89,067       GENERAL MOTORS CORP .................      4,965,485
    52,300       GOODYEAR TIRE & RUBBER CO ...........      2,686,912
   111,396       GUEST KEEN NETTLEFOLDS LTD ..........      1,908,226
    20,900       HARLEY DAVIDSON, INC ................        982,300
   211,000       HONDA MOTOR CO LTD ..................      6,016,802
     8,100       LAIRD GROUP PLC .....................         55,168
    41,678       LEX SERVICE GROUP LTD ...............        226,808
   228,967     o LUCASVARITY PLC .....................        871,824
    45,000     o MAZDA MOTOR CORP ....................        160,497
    37,083       MICHELIN S.A. (CLASS B) .............      1,997,950
   748,000       NISSAN MOTOR CO LTD .................      4,330,381
     9,100       PEUGEOT S.A .........................      1,022,235
   613,200       PIRELLI S.P.A .......................      1,135,811
   224,600       T & N PLC ...........................        666,861
   759,645       TOYOTA MOTOR CORP ...................     21,792,657
    18,400       VALEO S.A ...........................      1,132,568
     8,677       VOLKSWAGEN AG .......................      3,603,451
    63,700       VOLVO AB SERIES B FREE ..............      1,404,051
                                                         ------------
                                                          124,601,069
                                                         ------------

                       See notes to financial statements.

   SHARES                                                     VALUE
   ------                                                     -----
               BANKS--7.10%
   485,981       ABBEY NATIONAL PLC ..................   $  6,362,193
   113,500       ABN-AMRO HOLDINGS NV ................      7,375,078
   126,700     o ALLIED IRISH BANKS PLC ..............        849,181
    42,800       ARGENTARIA S.A ......................      1,911,759
   513,000       ASAHI BANK LTD ......................      4,552,079
   464,000       ASHIKAGA BANK LTD ...................      2,234,524
 1,420,000       ASSA ABLOY AB SERIES B ..............     25,787,972
    20,000        AUSTRALIAN & NEW ZEALAND
                 BANKING GROUP LTD ...................        125,975
    52,601       BANC ONE CORP .......................      2,261,843
    86,600       BANCA COMMERCIALE ITALIANA S.P.A ....        157,272
    52,000       BANCA POPOLARE DI MILANO ............        263,463
    21,600       BANCO BILBAO VIZCAYA S.A. (REGD) ....      1,164,086
    17,180       BANCO CENTRALE
                  HISPANOAMERICANO S.A ...............        440,486
    36,400       BANCO SANTANDER S.A .................      2,325,496
    12,700       BANK AUSTRIA AG .....................        937,310
     9,700       BANK OF MONTREAL ....................        308,542
    44,677       BANK OF NOVA SCOTIA .................      1,494,447
 1,032,747       BANK OF TOKYO MITSUBISHI LTD ........     19,128,798
   135,000       BANK OF YOKOHAMA LTD ................        872,268
    56,857       BANKAMERICA CORP ....................      5,671,485
    47,588       BANKBOSTON CORP .....................      3,057,529
    16,100       BANKERS TRUST NEW YORK CORP .........      1,388,625
    48,552       BANQIE DE PARIBAS S.A ...............      3,277,081
    68,738       BANQUE NATIONALE DE PARIS ...........      2,654,955
   327,852       BARCLAYS PLC ........................      5,613,336
   132,800       BAYERISCHE VEREINSBANK AG ...........      5,446,082
    60,790       CANADIAN IMPERIAL BANK OF COMMERCE ..      2,680,932
   133,000       CHIBA BANK LTD ......................        905,178
   198,034       CITICORP CO .........................     20,397,502
    32,600       COMERICA, INC .......................      1,707,425
     3,750     o COMMERZBANK AG ......................         95,143
    21,400     o COMMONWEALTH BANK OF
                  AUSTRALIA LTD ......................        204,656
    37,467       COMPAGNIE DE SUEZ S.A ...............      1,589,831
    49,300       CORESTATES FINANCIAL CORP ...........      2,557,437
     5,429       CREDIT NATIONAL S.A .................        312,030
     5,200       CREDITANSTALT-BAVKVEREIN (STAMM) ....        351,639
    29,247       CS HOLDINGS (REGD) ..................      2,994,835
    18,000       DAI-ICHI KANGO BANK LTD .............        258,966
    15,000     o DAIWA BANK LTD ......................         78,181
   187,530       DEUTSCHE BANK AG ....................      8,749,207
    63,000       DEVELOPMENT BANK OF
                  SINGAPORE LTD (FR) .................        851,229
     4,500       DRESDNER BANK AG ....................        134,611
    78,850       FIRST CHICAGO NBD CORP ..............      4,238,187
    62,630       FIRST UNION CORP ....................      4,634,620
    71,226       FLEET FINANCIAL GROUP, INC NEW ......      3,552,396
   609,000       FUJI BANK LTD .......................      8,866,644
   130,000       GUNMA BANK LTD ......................      1,131,149
   505,600       HANG SENG BANK LTD ..................      6,144,308
   638,000       HOKURIKU BANK LTD ...................      3,121,938
   103,787       HSBC HOLDINGS LTD ...................      2,220,644
   236,977       HSBC HOLDINGS LTD (HONG KONG) .......      5,158,452
   201,186       HSBC HOLDINGS LTD (UNITED KINGDOM) ..      4,496,422
   485,190       INDUSTRIAL BANK OF JAPAN LTD ........      8,401,622
   325,300       INSTITUTO BANCARIO
                  SAN PAOLO DI TURINO ................      1,990,640
   255,100       ISTITUTO MOBILIARE ITALIANO S.P.A ...      2,182,125
   116,215       JOYO BANK ...........................        698,832
    47,000       KEYCORP NEW .........................      2,373,500
 1,160,345       LLOYDS TSB GROUP PLC ................      8,548,431
     4,000     o LONG TERM CREDIT BANK OF JAPAN LTD ..         21,606
   428,400       MALAYAN BANKING BERHAD ..............      4,749,631
    88,500       MALAYAN BANKING BERHAD (SINGAPORE) ..        949,027
   168,300       MEDIOBANCA S.P.A ....................        906,418
    52,500     o MERITA LTD ..........................        162,887
   254,000       MITSUBISHI TRUST & BANKING CORP .....      3,391,725
   377,000       MITSUI TRUST & BANKING CO LTD .......      2,939,308
    39,730       MORGAN (J.P.) & CO, INC .............      3,878,641
   171,800       NATIONAL AUSTRALIA BANK LTD .........      2,019,618
    70,400       NATIONAL BANK OF CANADA .............        711,344
    14,300       NATIONAL CITY CORP ..................        641,712
    16,600     o NATIONAL WESTMINSTER BANK PLC .......        194,733
    60,423       NATIONSBANK CORP ....................      5,906,348
    22,700       NORWEST CORP ........................        987,450
   104,818       OVERSEAS-CHINESE
                  BANKING CORP LTD (FR) ..............      1,303,854
    89,100       PNC BANK CORP .......................      3,352,387
    51,000       PUBLIC BANK BERHAD (FR) .............        108,037
    98,900       ROYAL BANK OF CANADA ................      3,470,554
       690       ROYAL BANK OF SCOTLAND PLC ..........          6,653
   715,000       SAKURA BANK LTD .....................      5,100,252
     5,000       SANWA BANK LTD ......................         68,058
   118,000       SEVENTY-SEVEN (77) BANK LTD .........        965,741
   128,000       SHIZUOKA BANK LTD ...................      1,356,345
     1,977       SIGNET BANKING CORP .................         60,792
    93,600       SKANDINAVISKA
                  ENSKILDA BANKEN SERIES A ...........        959,579
    73,438       SOCIETE GENERALE S.A ................      7,924,655
    16,100       STADSHYPOTEK AB SERIES A ............        440,935
     9,500       STANDARD CHARTERED PLC ..............        116,890
   598,000       SUMITOMO BANK LTD ...................      8,603,455
    13,000       SUMITOMO TRUST & BANKING CO LTD .....        129,914
     3,600       SUNTRUST BANKS, INC .................        177,300
    26,700     o SVENSKA HANDELSBANKEN SERIES A ......        766,433
    13,058       SWISS BANK CORP (REGD) ..............      2,474,875
     5,025     o SWISS BANK CORP (REGD) WTS 6/30/00 ..         13,846
   490,000       TOKAI BANK LTD ......................      5,107,833
     4,229       UNION BANK OF SWITZERLAND (BR) ......      3,694,235
    11,000       UNITED OVERSEAS BANK LTD (FR) .......        122,676
    22,400       WASHINGTON MUTUAL, INC ..............        970,200
     7,716       WELLS FARGO & CO ....................      2,081,391
   346,100       WESTPAC BANKING CORP ................      1,968,335
   372,000       YASUDA TRUST & BANKING CO LTD .......      1,573,546
                                                         ------------
                                                          297,669,796
                                                         ------------

               BEVERAGES--1.33%
    10,100       ALLIED DOMECQ PLC ...................         78,902
    63,000       ANHEUSER BUSCH COS, INC .............      2,520,000
   588,732       ARTHUR GUINESS & SONS PLC ...........      4,609,299
   162,000       ASAHI BREWERIES LTD .................      1,674,756
   164,430       BASS LTD ............................      2,310,204
     1,284     o BRAU UND BRUNNEN AG .................         87,149
    24,500     o CADBURY SCHWEPPS PLC AUSTRALIA ......        196,549
    15,100       CARLSBERG BREWERIES AS (CLASS A) ....      1,018,799
     1,264       COCA COLA CO ........................         66,518
    29,500       COCA-COLA AMATIL LTD ................        315,158
    64,700     o EL AGUILA S.A .......................        309,888
   422,116       GRAND METROPOLITAN PLC ..............      3,315,665
    18,800       HEINEKEN NV .........................      3,323,531
     4,948       HOLSTEN BRAUEREI AG .................      1,091,635
   156,000       KIRIN BREWERY CO LTD ................      1,532,091
   357,400       LION NATHAN LTD .....................        856,106
     7,830       LVMH MOET HENNESSY LOUIS VUITTON ....      2,182,362
   743,490       PEPSICO, INC ........................     21,747,082
     3,036       PERNOD-RICARD S.A ...................        167,602
   127,000       SAPPORO BREWERIES LTD ...............      1,050,340
   239,059       SCOTTISH & NEWCASTLE PLC ............      2,808,482
    98,400       SEAGRAMS CO LTD .....................      3,894,505
    34,000     o WHITBREAD PLC .......................        457,327
                                                         ------------
                                                           55,613,950
                                                         ------------


                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                   -----
               BROADCASTERS--1.36%
   146,000       BRITISH SKY BROADCASTING GROUP PLC ..    $ 1,304,215
    13,990       CANAL PLUS S.A ......................      3,083,891
   367,700     o MEDIASET S.P.A ......................      1,693,626
   105,800     o ROGERS COMMUNICATIONS INC
                  (CLASS B) ..........................        779,586
    15,020     o TCI SATELLITE ENTERTAINMENT
                  (CLASS A) ..........................        148,322
   129,500     o TELE METROPOLE, INC (CLASS B) .......      1,691,142
   150,200     o TELE-COMMUNICATIONS, INC
                  (CLASS A) NEW .... .................      1,961,987
    80,000       TOKYO BROADCASTING SYSTEMS, INC .....      1,219,884
    25,060     o VIACOM, INC (CLASS B) ...............        873,967
     2,557     o VIACOM, INC (CLASS B) WTS 7/07/97 ...             79
     1,534     o VIACOM, INC (CLASS B) WTS 7/07/99 ...          3,835
 2,661,100    +o WESTWOOD ONE, INC ...................     44,240,787
                                                         ------------
                                                           57,001,321
                                                         ------------
               BUSINESS SERVICES--1.75%
       266     o ACNEILSEN CORP ......................          4,023
     7,574     o ADECCO S.A ..........................      1,912,875
     3,710       ADECCO S.A. (BR) ....................        928,329
    10,200       BLOCK (H&R), INC ....................        295,800
    10,100     o BRITISH AIRPORT AUTHORITIES PLC .....         84,087
    54,600       COGNIZANT CORP ......................      1,801,800
    41,000     o DAIWA KOSHO LEASE CO LTD ............        314,361
    25,900       DELUXE CORP .........................        848,225
    10,361       ELECTROCOMPONENTS PLC ...............         81,916
    21,200       ESSELTE AB SERIES B FREE ............        468,834
   763,636       GETRONICS NV ........................     20,704,450
    26,000       INTERPUBLIC GROUP OF COS, INC .......      1,235,000
    19,600       INTERNATIONAL SERVICE SYSTEM AS
                  SERIES B ...........................        515,010
    38,900       MOORE CORP LTD ......................        805,982
    14,600       PITTSTON BRINKS GROUP CO ............        394,200
    63,950       PROSEGUR COMPANIA DE
                  SEGURIDAD S.A ......................        589,977
 4,613,800       RENTOKIL INITIAL PLC ................     34,661,666
   226,160       REUTERS HOLDINGS PLC ................      2,908,512
     8,528       SAP AG ..............................      1,159,311
    13,000       SECOM CO LTD ........................        785,084
    20,100       SECURITAS AB SERIES B FREE ..........        584,337
     4,000     o SURVEILLANCE SA, SOCIETE DE .........      1,751,564
    36,000       TOKYO DOME CORP .....................        626,482
                                                         ------------
                                                           73,461,825
                                                         ------------
               CHEMICALS--MAJOR--1.15%
    13,600       AGA AB SERIES A FREE ................        205,155
   149,500       AGA AB SERIES B FREE ................      2,233,307
    34,000       AKZO NOBEL NV .......................      4,638,690
    37,000       BASF AG .............................      1,423,242
   123,640       BAYER AG ............................      5,038,342
    67,146       BOC GROUP PLC .......................      1,003,712
     7,400       COURTAULDS PLC ......................         49,831
     2,614       DEGUSSA AG ..........................      1,181,396
    58,002       DOW CHEMICAL CO .....................      4,545,906
    86,419       DU PONT (E.I.) DE NEMOURS & CO ......      8,155,793
    18,300       DYNO INDUSTRIER AS ..................        464,277
    23,775       EASTMAN CHEMICAL CO .................      1,313,568
     5,500       HOECHST AG ..........................        259,457
    90,900       ICI AUSTRALIA LTD ...................        985,555
   111,626       IMPERIAL CHEMICAL INDUSTRY PLC ......      1,468,031
     4,951    ~o L'AIR LIQUIDE S.A. (REGD) ...........        771,388
   265,737       MITSUBISHI CHEMICAL CORP ............        858,496
   215,000       MITSUBISHI GAS CHEMICAL CO, INC .....        772,377
    58,600       MONSANTO CO .........................      2,278,075
 1,529,950     o MONTEDISON S.P.A ....................      1,040,935
    70,000       NIPPON SHOKUBAI KAGAK KOGYO CO LTD ..        518,623
    51,500       PPG INDUSTRIES, INC .................      2,890,437
     3,200       RHONE-POULENC S.A. (CLASS A) ........        108,886
     4,700       ROHM & HAAS CO ......................        383,637
     4,425       SOLVAY ET CIE S.A ...................      2,706,054
   384,000       SUMITOMO CHEMICAL CO LTD ............      1,518,445
    29,000       UBE INDUSTRIES LTD ..................         81,945
    28,600       UNION CARBIDE CORP ..................      1,169,025
                                                         ------------
                                                           48,064,585
                                                         ------------
               CHEMICALS--SPECIALTY--0.37%
     8,500     o AGRIUM INC ..........................        115,962
   218,000       ASAHI CHEMICAL INDUSTRY CO LTD ......      1,232,013
   161,000       DAICEL CHEMICAL INDUSTRIES LTD ......        753,149
    29,000       DAINIPPON INK & CHEMICAL, INC .......        107,179
    43,800       ENGELHARD CORP ......................        837,675
   154,000       KANEKA CORP .........................        786,739
    89,000       KANSAI PAINT CO LTD .................        398,702
    79,000       KUREHA CHEMICAL INDUSTRY CO LTD .....        315,110
     1,800       LUBRIZOL CORP .......................         55,800
    23,600       MALLINCKRODT, INC ...................      1,041,350
    39,100     o METHANEX CORP .......................        355,143
    54,900       NOVA CORP ...........................        486,638
    11,800       POTASH CORP OF SASKATCHEWAN, INC ....      1,004,639
    13,200       RAYCHEM CORP ........................      1,057,650
     6,550       RWE-DEA AG FUER MINERAL & CHEMICAL ..      1,687,333
   249,000       SEKISUI CHEMICAL CO LTD .............      2,509,807
   141,395       SHIN-ETSU CHEMICAL CO LTD ...........      2,570,228
                                                         ------------
                                                           15,315,117
                                                         ------------
               COMMUNICATION
                 EQUIPMENT & SERVICES--4.27%
       183     o 360 COMMUNICATIONS CO ...............          4,231
     7,620     o AIRTOUCH COMMUNICATIONS, INC ........        192,405
   279,600     o CISCO SYSTEMS, INC ..................     17,789,550
    60,200       CORNING, INC ........................      2,784,250
    25,100     o DSC COMMUNICATIONS CORP .............        448,662
   204,000       ERICSSON TELEFON (LM) AB SERIES B ...      6,304,052
   270,000     o GLOBALSTAR TELECOMMUNICATIONS LTD ...     17,010,000
    12,300       HARRIS CORP .........................        844,087
    64,875     o LUCENT TECHNOLOGIES, INC ............      3,000,468
 2,000,967     o MFS COMMUNICATIONS CO, INC ..........    109,052,701
    48,700     o NEWBRIDGE NETWORKS CORP .............      1,380,312
    41,600       NOKIA AB SERIES K ...................      2,400,870
    64,000       NORTHERN TELECOMMUNICATIONS LTD .....      3,978,112
     5,000     o QUALCOMM, INC .......................        199,375
   460,500     o SFX BROADCASTING, INC (CLASS A) .....     13,699,875
                                                         ------------
                                                          179,088,950
                                                         ------------
               COMPUTER SERVICE--2.33%
    20,800       ADOBE SYSTEMS, INC ..................        777,400
    80,400       AUTOMATIC DATA PROCESSING, INC ......      3,447,150
    32,550     o BAY NETWORKS, INC ...................        679,481
   962,000     o CHECKFREE CORP ......................     16,474,250
   458,450       COMPUTER ASSOCIATES
                  INTERNATIONAL, INC .................     22,807,887
    26,000       CSK CORP ............................        680,929
   110,200       ELECTRONIC DATA SYSTEMS CORP ........      4,766,150
    19,600       FIRST DATA CORP .....................        715,400
   725,000     o FRONTEC AB SERIES B .................     12,529,310

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                   -----

               COMPUTER SERVICE--(CONTINUED)
   683,900     o LEARNING CO, INC ....................   $  9,831,062
   156,800     o MICROSOFT CORP ......................     12,955,600
   292,025     o ORACLE CORP .........................     12,192,043
                                                         ------------
                                                           97,856,662
                                                         ------------
               CONGLOMERATES--2.13%
    37,100     o AGIV AG .............................        536,843
     4,600       ALCO STANDARD CORP ..................        237,475
    30,600       BRASCAN LTD (CLASS A) ...............        680,892
   772,860       BTR PLC .............................      3,756,170
     4,681     o BTR PLC WTS 11/30/97 ................          2,683
     5,147     o BTR PLC WTS 11/26/98 ................            572
    21,000     o CITIC PACIFIC LTD ...................        121,900
    29,748       GEVAERT PHOTO-PRODUCTION NV .........      2,060,358
     2,000       GROUPE BRUXELLES LAMBERT S.A ........        257,207
 1,691,897       HANSON PLC ..........................      2,359,704
   723,000       HUTCHINSON WHAMPOA LTD ..............      5,678,356
    36,700       ITT INDUSTRIES, INC .................        899,150
    11,200       JOHNSON CONTROLS, INC ...............        928,200
   209,000       KEPPEL CORP .........................      1,628,609
    25,822       LAGARDERE S.C.A .....................        707,288
    25,298     o LAGARDERE S.C.A. WTS 6/30/97 ........         25,790
    13,100     o LITTON INDUSTRIES, INC ..............        623,887
   462,500       LOEWS CORP ..........................     43,590,625
   169,566       LONRHO PLC ..........................        361,271
 2,532,000       MALAYAN UNITED INDUSTRIES BERHAD ....      1,884,837
    37,100       MELCO INTERNATIONAL
                  DEVELOPMENT LTD ....................         12,950
    47,880       MINNESOTA MINING &
                  MANUFACTURING CO ...................      3,968,055
   165,600       NOMA INDUSTRIES LTD (CLASS A) .......        425,265
     8,300       QUEBECOR, INC (CLASS B) .............        138,666
    66,000       RENONG BERHAD .......................        117,077
    14,600     o ROCKWELL INTERNATIONAL CORP NEW .....        888,775
 1,453,200       SIME DARBY BERHAD ...................      5,725,334
    43,100       SOUTHCORP HOLDINGS LTD ..............        136,937
   541,400       SWIRE PACIFIC LTD (CLASS A) .........      5,162,004
    10,600       TEXTRON, INC ........................        999,050
    43,400       TRW, INC ............................      2,148,300
     8,346     o U.S. INDUSTRIES, INC ................        286,893
    10,400       UNITED TECHNOLOGIES CORP ............        686,400
    26,700       VIAD CORP ...........................        440,550
    52,500       WILLIAMS HOLDINGS PLC ...............        308,611
   314,000       YTL CORP BERHAD .....................      1,690,911
                                                         ------------
                                                           89,477,595
                                                         ------------
               CONSTRUCTION--MATERIALS &
                 BUILDERS--2.23%
    86,462       BARRATT DEVELOPMENTS LTD ............        373,605
     4,490       BILFINGER & BERGER AG ...............        164,612
   245,700       BLUE CIRCLE INDUSTRIES PLC ..........      1,492,655
   462,591       BORAL LTD ...........................      1,315,420
    10,989       BOUYGUES S.A ........................      1,137,200
   108,700       BPB PLC .............................        713,380
   323,429       CARADON PLC .........................      1,322,826
     1,600       CBR NV ..............................        145,320
     9,200       CENTEX CORP .........................        346,150
 1,140,400     o CHAMPION ENTERPRISES, INC ...........     22,237,800
   251,000       CHICHIBU ONODA CEMENT CORP ..........      1,066,045
    80,000       CHIYODA CORP ........................        517,589
    71,000     o CRH PLC .............................        735,425
   249,200       CSR LTD .............................        870,934
    59,000       DAITO TRUST CONSTRUCTION CO LTD .....        655,687
   171,000       DAIWA HOUSE INDUSTRY CO LTD .........      2,195,015
    15,400       DRAGADOS Y CONSTRUCCIONES S.A .......        236,790
     3,000       FOMENTO DE CONSTRUCCIONES Y
                  CONTRATAS S.A ......................        279,074
       500       FORBO HOLDINGS AG. (REGD) ...........        201,072
   213,000       FUJITA CORP .........................        611,053
    15,532       GTM ENTREPOSE S.A ...................        717,026
    22,150       HEIDELBERGER ZEMENT AG ..............      1,789,419
    68,800       HEPWORTH PLC ........................        298,464
    14,930       HOCHTIEF AG .........................        590,960
     1,500       HOLDERBANK FINANCIE
                  RE GLARUS AG. (REGD) ...............      1,067,918
     1,200       HOLLANDSCHE BETON GROEP NV (H.B.G.) .        248,283
    12,457       IMETAL S.A ..........................      1,835,434
   103,000       INAX CORP ...........................        761,342
    75,700       ITALCEMENTI S.P.A ...................        423,390
   136,400       JAMES HARDIE INDUSTRIES LTD .........        429,036
    55,000       JGC CONSTRUCTION CORP ...............        411,753
    56,000       KAJIMA CORP .........................        399,460
    38,000       KANDENKO CO LTD .....................        360,107
    98,548       KINDEN CORP .........................      1,248,016
   280,000       KUMAGAI GUMI CO LTD .................        692,301
    26,000     o KYUNDENKO CO., LTD ..................        268,788
    24,668       LAFARGE S.A. (BR) ...................      1,477,099
   160,000       MARLEY PLC ..........................        346,367
    19,300       MASCO CORP ..........................        694,800
     7,800       MEYER INTERNATIONAL PLC .............         48,253
    51,000       MISAWA HOMES CO LTD .................        355,885
     1,770     o NEW WORLD INFRASTUCTURE LTD .........          5,171
   142,000       NIHON CEMENT CO LTD .................        722,988
    32,000       NISHIMATSU CONSTRUCTION CO LTD ......        278,436
   773,300       OAKWOOD HOMES CORP ..................     17,689,237
   206,000       OBAYASHI CORP .......................      1,387,807
    77,000       OKUMURA CORP ........................        467,001
     4,900       OWENS CORNING CO ....................        208,862
    35,000       PENTA OCEAN CONSTRUCTION CO LTD .....        155,586
    66,306       PILKINGTON PLC ......................        177,579
   161,600       PIONEER INTERNATIONAL LTD ...........        481,345
     7,200       PORTLAND VALDERRIVAS S.A ............        483,790
     1,900       PULTE CORP ..........................         58,425
    29,458       REDLAND PLC .........................        184,758
       618       RMC GROUP PLC .......................         10,549
    53,070       RUGBY GROUP PLC .....................         86,277
    70,000       SANKYO ALUMINIUM INDUSTRY CO LTD ....        274,990
    46,129       SCHNEIDER S.A .......................      2,128,634
   264,000       SEKISUI HOUSE LTD ...................      2,683,744
    19,100       SHERWIN-WILLIAMS CO .................      1,069,600
   193,000       SHIMIZU CORP ........................      1,438,231
       800     o SIKA FINANZ AG. (BR) ................        190,646
    41,200       SKANSKA AB SERIES B FREE ............      1,819,247
    14,713       ST. GOBAIN S.A ......................      2,077,275
   102,000       TAISEI CORP .........................        527,238
   351,100       TARMAC PLC ..........................        588,820
   144,373       TAYLOR WOODROW PLC ..................        380,480
    53,000       TOSTEM CORP .........................      1,461,104
    80,000       TOTO LTD ............................        909,744
    48,000       TOYO ENGINEERING CO .................        214,203
    34,000       UNITED ENGINEERING BERHAD ...........        306,948
   115,820       URALITA S.A .........................        903,780
    11,200       VULCAN MATERIALS CO .................        681,800
       900       WIENERBERGER BAUSTOFF AG ............        174,361
    74,873       WILSON (CONNOLLY) HOLDINGS PLC ......        212,055
   224,900       WOLSELEY PLC ........................      1,778,105
                                                         ------------
                                                           93,300,569
                                                         ------------
               CONTAINERS--0.05%
    59,900       CCL INDUSTRIES, INC (CLASS B) .......        655,504
    26,000       CROWN CORK & SEAL CO, INC ...........      1,413,750
                                                         ------------
                                                            2,069,254
                                                         ------------

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                   -----
               COSMETICS--0.28%
    44,800       AVON PRODUCTS, INC ..................   $  2,559,200
    54,800       GILLETTE CO .........................      4,260,700
     6,900       INTERNATIONAL FLAVORS &
                 FRAGRANCES, INC .....................        310,500
     7,420       LOREAL S.A ..........................      2,788,850
   173,000       SHISEIDO & CO LTD ...................      1,997,129
                                                         ------------
                                                           11,916,379
                                                         ------------
               ELECTRICAL EQUIPMENT--3.43%
    20,900       ABB AB SERIES B .....................      2,363,038
    34,090       ABB ASEA BROWN BOVERI LTD (BR) ......     42,269,798
     2,000       ADVANTEST CORP ......................         93,558
    24,487       ALCATEL ALSTHOM CIE GEN .............      1,963,179
   109,000       AMCOL HOLDINGS LTD ..................        204,160
     8,500     o AMERICAN POWER CONVERSION CORP ......        231,625
       436       BICC LTD ............................          2,066
    56,360       DELTA PLC ...........................        368,916
   487,000       FUJITSU LTD .........................      4,531,145
   242,764       GENERAL ELECTRIC CO .................     24,003,290
   606,181       GENERAL ELECTRIC CO (UNITED KINGDOM)       3,962,705
     5,500       GENERAL SIGNAL CORP .................        235,125
   795,000       HITACHI LTD .........................      7,396,839
   511,000       MITSUBISHI ELECTRIC CORP ............      3,037,562
   340,000       NIPPON ELECTRIC CORP (N.E.C.) .......      4,100,740
    21,430       NKT HOLDINGS AS .....................      1,271,507
   108,700       PHILIPS ELECTRONICS NV ..............      4,398,778
    97,740       SIEMENS AG ..........................      4,598,110
   211,000       SUMITOMO ELECTRIC INDUSTRIES CO .....      2,944,779
    39,000       TOKYO ELECTRON CO LTD ...............      1,192,746
    31,000     o TOSHIBA CORP ........................        194,423
 1,697,200       WESTINGHOUSE ELECTRIC CORP ..........     33,731,850
    91,000       YOKOGAWA ELECTRIC CORP ..............        783,965
                                                         ------------
                                                          143,879,904
                                                         ------------
               ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--7.09%
    70,500       AMP, INC ............................      2,705,437
     2,300       BARCO INDUSTRIES NV .................        396,799
    31,800     o COREL CORP ..........................        234,318
   167,098       FUTURIS CORP LTD ....................        228,288
 1,428,174       INTEL CORP ..........................    187,001,533
   130,100     o INTER-CITY PRODUCTS CORP ............        379,659
    65,000       KYOCERA CORP ........................      4,043,019
     8,550       LEGRAND S.A .........................      1,453,834
 1,108,500       MICRON TECHNOLOGY, INC ..............     32,285,062
   151,000       MINEBEA CO LTD ......................      1,259,237
    60,674       MOTOROLA, INC .......................      3,723,866
    37,200       MURATA MANUFACTURING CO LTD .........      1,233,840
    47,000       NITTO DENKO CORP ....................        688,338
    96,000       OMRON CORP ..........................      1,802,947
   489,030       OXFORD INSTRUMENTS GROUP PLC ........      3,514,883
    71,800       RACAL ELECTRONICS PLC ...............        316,393
     7,700       ROHM CO .............................        504,149
   312,500       SGL CARBON AG .......................     39,338,774
    39,000       TAIYO YUDEN CO LTD ..................        544,295
    16,300       TEXAS INSTRUMENTS, INC ..............      1,039,125
   402,000     o XILINX, INC .........................     14,798,625
                                                         ------------
                                                          297,492,421
                                                         ------------
               ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.43%
    74,000       ALPS ELECTRIC CO LTD ................        803,262
    22,600     o APPLIED MATERIALS, INC ..............        812,187
     6,000     o ASAHI OPTICAL CO LTD ................         23,932
   158,000       CANON, INC ..........................      3,484,595
   127,000       CITIZEN WATCH CO LTD ................        908,107
   167,000       FUJI PHOTO FILM CO LTD ..............      5,495,853
   139,000       KONICA CORP .........................        919,668
    20,000       OLYMPUS OPTICAL CO LTD ..............        189,530
     2,000       RICOH CO LTD ........................         22,915
     4,000       SEIKO CORP ..........................         24,466
     9,700       TEKTRONIX, INC ......................        497,125
   249,000       TOPPAN PRINTING CO LTD ..............      3,110,445
    10,000       VARIAN ASSOCIATES, INC ..............        508,750
    73,000       YAMAHA CORP .........................      1,238,923
                                                         ------------
                                                           18,039,758
                                                         ------------
               ENVIRONMENTAL CONTROL--0.09%
    13,200       OGDEN CORP ..........................        247,500
   106,800       WMX TECHNOLOGIES, INC ...............      3,484,350
                                                         ------------
                                                            3,731,850
                                                         ------------
               FINANCIAL--MISCELLANEOUS--1.25%
    16,000       ACOM CO LTD .........................        680,929
    56,000       AMERICAN EXPRESS CO .................      3,164,000
 1,123,560     o BURE INVESTMENT AKTIEBOLAGET AB .....     13,328,720
    14,700     o CATELLUS DEVELOPMENT CORP ...........        167,212
     3,793       COMPAGNIE BANCAIRE S.A ..............        447,968
    31,908       COUNTRYWIDE CREDIT INDUSTRIES, INC ..        913,366
    15,444       CPR-COMPAGNIE PARISIENNE
                  DE REESCOMPTE ......................      1,229,269
    52,800       CREDIT SAISON CO LTD ................      1,178,118
   291,000       DAIWA SECURITIES CO LTD .............      2,582,173
       600       EURAFRANCE S.A ......................        258,751
   120,088       FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION ...............      4,473,278
    19,000       GOLDEN WEST FINANCIAL CORP ..........      1,199,375
    46,128       GREAT WESTERN FINANCIAL CORP ........      1,337,712
     5,300       HOUSEHOLD INTERNATIONAL, INC ........        488,925
    21,900       MBNA CORP ...........................        908,850
    63,675       MERCURY ASSETS MANAGEMENT
                  GROUP PLC ..........................      1,355,005
    44,000       MERRILL LYNCH & CO, INC .............      3,586,000
    29,000       NIPPON SHINPAN CO LTD ...............        162,392
   347,000       NOMURA SECURITIES CO LTD ............      5,201,564
    26,500       PAINE WEBBER GROUP INC ..............        745,312
   276,251       PROVIDENT FINANCIAL PLC .............      2,375,560
    22,000       SALOMON, INC ........................      1,036,750
   117,791       SCHROEDERS LTD ......................      3,053,872
     8,700       SCHWAB (CHARLES) CORP ...............        278,400
   481,000       YAMAICHI SECURITIES CO LTD ..........      2,134,064
                                                         ------------
                                                           52,287,565
                                                         ------------
               FOODS--1.31%
    49,000       AJINOMOTO CO LTD ....................        498,119
   152,886       ARCHER DANIELS MIDLAND CO ...........      3,363,492
   385,340       ASSOCIATED BRITISH FOODS PLC ........      3,194,949
     1,220       AULT FOODS LTD ......................         16,955
   216,013       CADBURY SCHWEPPES LTD ...............      1,820,590
    16,000       CAMPBELL SOUP CO ....................      1,284,000
    47,700       CONAGRA, INC ........................      2,373,075
     8,300       CULTOR OY SERIES 2 ..................        426,795
    11,000       DANISCO AS ..........................        667,581
     5,371       DANONE GROUP ........................        746,947
    18,800       EBRO CIA AZUC ALCO ..................        330,261
     6,738       ERIDANIA BEGHIN-SAY S.A .............      1,082,216
    53,000       EZAKI GLICO CO LTD ..................        456,595
   227,334     o FINANZIARIA AUTOGRILL S.P.A .........        219,891
     3,300       GENERAL MILLS, INC ..................        209,137
    17,400     o GREENCORE GROUP PLC .................        111,319
    79,150       HEINZ (H.J.) CO .....................      2,829,612
   140,000       HOUSE FOODS CORP ....................      2,255,407
    15,300     o KERRY GROUP CLASS A .................        155,371

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                   -----
               FOODS--(CONTINUED)
    31,095       KORN-OG FODERSTOF KOMPAGNIET AS .....   $  1,259,265
   176,000       MEIJI SEIKA KAISHA LTD ..............        911,260
   259,000       NESTLE MALAYSIA BERHAD ..............      2,081,844
     8,259       NESTLE S.A. (REGD) ..................      8,838,390
   121,000       NICHIREI CORP .......................        586,879
    49,000       NIPPON BEET SUGAR
                  MANUFACTURING CO LTD ...............        181,518
    67,000       NIPPON MEAT PACKERS, INC ............        865,807
    17,000     o NIPPON SUISAN KAISHA LTD ............         60,046
     2,400       ORKLA AS SERIES B ...................        167,256
   478,500       PARMALAT FINANZIARIA S.P.A ..........        730,458
     2,450     o PECHINEY S.A ........................        102,452
     4,400       PIONEER-HI-BRED INTERNATIONAL, INC ..        308,000
   388,000       PRIMA LTD ...........................      1,428,509
    51,000       Q.P. CORP ...........................        413,003
       900       QUAKER OATS CO ......................         34,312
    10,956       RALSTON PURINA CO ...................        803,896
    47,000       SARA LEE CORP .......................      1,750,750
   136,000       SNOW BRAND MILK PRODUCTS CO .........        767,424
    25,000       TAKARA SHUZO CO LTD .................        175,530
    90,300       UNIGATE PLC .........................        642,073
   174,513       UNILEVER LTD ........................      4,230,293
    28,600       UNILEVER NV CERTIFICATES ............      5,052,703
   214,661       UNITED BISCUITS HOLDINGS PLC ........        771,433
    36,000       YAMAZAKI BAKING CO LTD ..............        573,759
                                                         ------------
                                                           54,779,172
                                                         ------------
               FOREST PRODUCTS--0.28%
   358,269       ARJO WIGGINS APPLETON PLC ...........      1,097,459
     5,700       BOISE CASCADE CORP ..................        180,975
   489,200       CARTER HOLT HARVEY LTD ..............      1,109,596
    25,200       CHAMPION INTERNATIONAL CORP .........      1,089,900
    14,700     o EMPRESA NATIONAL DE CELULOSAS S.A ...        175,736
    90,500       FLETCHER CHALLENGE LTD
                  (ENERGY DIVISION) ..................        262,183
   196,400       FLETCHER CHALLENGE LTD
                  (FORESTS DIVISION) .................        328,899
    51,600     o INTERNATIONAL FOREST PRODUCTS LTD ...        404,683
   117,000       JAYA TIASA HOLDINGS BERHAD ..........        620,787
   202,500     o JEFFERSON SMURFIT GROUP PLC .........        615,202
     7,270       PAPIERWERKE
                  WALDHOF-ASCHAFFENBURG AG. ..........        967,068
    80,400     o REPAP ENTERPRISES, INC ..............        226,999
   180,866       REXAM PLC ...........................      1,115,805
    72,800     o SARRIO CIA PAPELERA DE LEIZA S.A ....        239,545
    21,100       SCA AB SERIES B .....................        427,995
     9,600       STORA KOPPARBERG BERGSLAGS
                  SERIES A FREE ......................        132,161
   123,100       STORA KOPPARBERG BERGSLAGS
                  SERIES B FREE ......................      1,676,672
    36,400     o UPM-KYMMENE OY ......................        762,118
     9,800       WEYERHAEUSER CO .....................        464,275
                                                         ------------
                                                           11,898,058
                                                         ------------
                HEALTHCARE--DRUGS--6.61%
   124,364       AMERICAN HOME PRODUCTS CORP .........      7,290,839
   568,000     o AMGEN, INC ..........................     30,885,000
     9,800       ASTRA AB SERIES A FREE ..............        483,685
   159,800       ASTRA AB SERIES B FREE ..............      7,699,807
     9,000       BANYU PHARMACEUTICAL CO LTD .........        125,606
    90,063       BRISTOL MYERS SQUIBB CO .............      9,794,351
   109,000       CHUGAI PHARMACEUTICAL CO LTD ........        910,863
   117,000       DAIICHI PHARMACEUTICAL CO LTD .......      1,874,796
     1,000       ELF SANOFI S.A ......................         99,253
   749,006       GLAXO WELLCOME PLC ..................     12,151,217
    24,600       KISSEI PHARMACEUTICALS CO LTD .......        487,436
   163,000       KYOWA HAKKO KOGYO ...................      1,241,352
    70,262       LILLY (ELI) & CO ....................      5,129,126
    22,230       MERCK & CO KGAA .....................        799,131
   176,282       MERCK & CO, INC .....................     13,970,348
    50,200       MOCHIDA PHARMACEUTICAL CO LTD .......        484,369
   107,697     o NOVARTIS AG (REGD) ..................    122,951,744
    18,300       NOVO NORDISK AS (CLASS B) ...........      3,443,520
    54,500     o NYCOMED AS SERIES B .................        836,437
    80,762       PFIZER, INC .........................      6,693,150
     1,250     o RHONE-POULENC RORER INC-CTF SICO ....         95,695
        50       ROCHE HOLDINGS AG. (BR) .............        562,258
     2,228       ROCHE HOLDINGS AG. (GENUSSCHEINE) ...     17,280,782
    49,100       SANKYO CO LTD .......................      1,387,428
    11,100       SCHERING AG .........................        935,623
    80,900       SCHERING-PLOUGH CORP ................      5,238,275
   109,000       SHIONOGI & CO LTD ...................        776,581
   643,638       SMITHKLINE BEECHAM/BECKMAN LTD ......      8,916,300
    74,100       TAISHO PHARMACEUTICAL CO LTD ........      1,742,754
   178,000       TAKEDA CHEMICAL INDUSTRIES LTD ......      3,726,332
    11,000       TANABE SEIYAKU CO LTD ...............         85,572
    16,900       WARNER-LAMBERT CO ...................      1,267,500
   125,000       YAMANOUCHI PHARMACEUTICAL CO LTD ....      2,562,962
   192,616       ZENECA GROUP PLC ....................      5,430,551
                                                         ------------
                                                          277,360,643
                                                         ------------
               HEALTHCARE--HOSPITAL SUPPLY--0.37%
   112,733       ABBOTT LABORATORIES CO ..............      5,721,199
    12,100       BAXTER INTERNATIONAL, INC ...........        496,100
    11,000       BECTON DICKINSON & CO ...............        477,125
     5,200     o INSTRUMENTARIUM GROUP
                 SERIES B FREE .......................        188,414
   173,438       JOHNSON & JOHNSON CO ................      8,628,540
     2,300       RADIOMETER AS (CLASS B) .............        136,466
                                                         ------------
                                                           15,647,844
                                                         ------------
               HEALTHCARE--OTHER--0.07%
       463       ESSILOR INTERNATIONAL ...............        140,267
    20,700     o LOEWEN GROUP, INC ...................        807,944
   100,000     o TRANSKARYOTIC THERAPIES, INC ........      1,850,000
                                                         ------------
                                                            2,798,211
                                                         ------------

               HEALTHCARE--SERVICE--3.27%
 1,200,333     + ADAC LABORATORIES, INC NEW ..........     28,657,950
   762,243       AETNA, INC ..........................     60,979,440
   142,500       COLUMBIA/HCA HEALTHCARE CORP ........      5,806,875
    12,100     o EXTENDICARE INC (SUB-VTG)(CLASS A) ..        142,565
    40,900     o HUMANA, INC .........................        782,212
    20,500       MANOR CARE, INC .....................        553,500
 1,929,208     o MEDPARTNERS, INC ....................     40,513,368
                                                         ------------
                                                          137,435,910
                                                         ------------
                HOUSEHOLD--
                 CONSUMER ELECTRONICS--0.45%
    89,000       CASIO COMPUTER CO LTD ...............        686,994
   554,000       MATSUSHITA
                  ELECTRIC INDUSTRIAL CO LTD .........      9,020,421
    68,000       PIONEER ELECTRONIC CORP .............      1,294,662
   581,000       SANYO ELECTRIC CO LTD ...............      2,402,551
   123,000       SHARP CORP ..........................      1,748,414
    54,400       SONY CORP ...........................      3,557,099
    21,100     o ZENITH ELECTRONICS CORP .............        229,462
                                                         ------------
                                                           18,939,603
                                                         ------------

                HOUSEHOLD--DURABLE GOODS--0.12%
    29,600       BLACK & DECKER CORP .................        891,700
    10,000       ELECTROLUX AB SERIES B ..............        579,965
   394,000       EMAIL LTD ...........................      1,273,723
    33,000       MAYTAG CO ...........................        651,750
    35,500       SHAW INDUSTRIES, INC ................        417,125
     7,800       STANLEY WORKS CO ....................        210,600
    25,000       WHIRLPOOL CORP ......................      1,165,625
                                                         ------------
                                                            5,190,488
                                                         ------------
                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                   -----
                  HOUSEHOLD--PRODUCTS--0.53%
     6,296       BIC S.A .............................   $    942,195
    21,800       DIAL CORP ...........................        321,550
   137,000       KAO CORP ............................      1,593,344
    50,800       KIMBERLY-CLARK CORP .................      4,838,700
    39,000       NORITAKE CO LTD .....................        324,561
   107,000       PROCTER & GAMBLE CO .................     11,502,500
     7,000       RUBBERMAID, INC .....................        159,250
    12,110       SMH AG. (REGD) ......................      1,722,528
    12,400       TAMBRANDS, INC ......................        506,850
     5,000       UNI CHARM CORP ......................        122,333
                                                         ------------
                                                           22,033,811
                                                         ------------
               INSURANCE--BROKERS & OTHER--0.03%
    13,300       MBIA, INC ...........................      1,346,625
                                                         ------------
               INSURANCE--LIFE--0.30%
     2,600     o AEGON NV ............................        165,487
       252       CONSECO, INC ........................         16,065
    28,900     o IRISH PRESS PLC .....................        134,022
     6,600       JEFFERSON-PILOT CORP ................        373,725
   207,535       LEGAL & GENERAL GROUP PLC ...........      1,321,175
     4,500       LIBERTY CORP ........................        176,625
    29,100       PROVIDIAN CORP ......................      1,495,012
   712,435       PRUDENTIAL CORP PLC .................      5,992,318
    23,600       SUNAMERICA, INC .....................      1,047,250
    23,000       TORCHMARK CORP ......................      1,161,500
     8,100       UNUM CORP ...........................        585,225
                                                         ------------
                                                           12,468,404
                                                         ------------
               INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--2.50%
       910       AACHENER & MUNCHENER BERTEIL (BR) ...        590,487
     1,735       AACHENER & MUNCHENER BERTEIL
                  (REGD) ............................       1,238,400
     8,200       AFLAC, INC ..........................        350,550
    63,927       ALLEANZA ASSICURAZIONI (S/S) NON CV .        319,686
     3,809       ALLIANZ AG. (REGD) ..................      6,920,509
   565,868       ALLSTATE CORP .......................     32,749,610
    56,487       AMERICAN INTERNATIONAL GROUP, INC ...      6,114,717
   216,622       ASSICURAZIONI GENERALI S.P.A ........      4,097,946
    76,160       AXA S.A .............................      4,834,344
    23,100       CIGNA CORP ..........................      3,156,037
     9,900       COLONIA KONZERN AG. (REGD) ..........        815,845
     4,160       COMMERICAL UNION ASSURANCE CO LTD ...         48,658
       900       EA-GENERALI AG ......................        265,694
       256     o FORTIS AG NPV (STRIP VVPR) ..........            128
     8,219       FORTIS AG ...........................      1,317,040
     3,700       GENERAL REINSURANCE CORP ............        583,675
   150,380       GUARDIAN ROYAL EXCHANGE
                  ASSURANCE PLC ......................        719,280
    99,900       ING GROEP NV ........................      3,592,198
   198,900       INSTITUTO NAZIONALE DELLE
                  ASSICURAZION .......................        258,611
    35,000       ITT HARTFORD GROUP, INC .............      2,362,500
    17,200       LINCOLN NATIONAL CORP ...............        903,000
   262,000       MITSUI TAISHO MARINE & FIRE CO LTD ..      1,406,191
     2,503       MUNCHENER RUECKVERSICHERUNGS-
                 GESELLSCHAFT (REGD) (P/P) ...........      6,244,911
       115     o MUNCHENER RUECKVERSICHERUNGS-
                  GESELLSCHAFT (REGD)
                  (P/P) WTS 3/13/98 ..................         24,028
   216,000       NIPPON FIRE &
                  MARINE INSURANCE CO LTD ............        976,941
    29,700       RAS S.P.A ...........................        276,527
   677,489       ROYAL & SUN ALLIANCE
                  INSURANCE GRP PLC ..................      5,153,474
     2,000       ROYALE BELGE VIE ACCIDENTS ..........        412,414
     2,690       SCHWEIZERISCHE RUCKVERSICHERUNG
                  (REGD) .............................      2,862,684
    12,700       SKANDIA FORSAKRINGS AB ..............        358,978
    27,500       ST. PAUL COS, INC ...................      1,612,187
   261,000       SUMITOMO MARINE & FIRE INSURANCE CO .      1,618,930
   168,000       TOKIO MARINE & FIRE INSURANCE CO LTD       1,577,578
    22,300       TRANSAMERICA CORP ...................      1,761,700
   133,558       TRAVELERS GROUP, INC ................      6,060,194
   118,900       WILLIS CORROON GROUP PLC ............        285,880
    10,843       ZURICH INSURANCE CO (REGD) ..........      3,003,871
                                                         ------------
                                                          104,875,403
                                                         ------------
               LEISURE TIME--3.82%
    30,600       BRUNSWICK CORP ......................        734,400
     8,900       CALLAWAY GOLF CO ....................        255,875
   786,400     o CARMIKE CINEMAS, INC (CLASS A) ......     19,954,900
 3,619,800       CARNIVAL CORP (CLASS A) .............    119,453,400
   101,821       DISNEY (WALT) CO ....................      7,089,287
       402       EMI GROUP PLC .......................          9,493
    39,000       GENTING BERHAD ......................        268,699
   163,592       GRANADA GROUP LTD (CLASS A) .........      2,411,812
    32,150     o HARRAHS ENTERTAINMENT, INC ..........        638,981
   273,438       LADBROKE GROUP PLC ..................      1,080,928
 1,668,500       MAGNUM CORP BERHAD ..................      3,237,238
     7,900       MATTEL, INC .........................        219,225
    17,000       NAMCO LTD ...........................        519,915
     1,000       NINTENDO CO LTD .....................         71,418
   177,100     o RANK GROUP PLC ......................      1,319,875
     5,350       SALOMON S.A .........................        457,942
    28,000       SEGA ENTERPRISES LTD ................        940,758
    43,000       SHIMANO, INC ........................        729,776
    56,902     o THORN PLC ...........................        244,901
     3,000       TOHO CO LTD .........................        434,196
                                                         ------------
                                                          160,073,019
                                                         ------------
               MACHINERY--2.32%
   126,000       AMADA CO LTD ........................        976,941
    41,000       AMANO CORP ..........................        437,986
    61,800       ATLAS COPCO AB SERIES B FREE ........      1,502,462
   365,700       AUSTRALIAN NATIONAL INDUSTRIES LTD ..        363,094
    93,200       BOMBARDIER, INC (CLASS B) ...........      1,720,259
    18,530     XoBREMER VULKAN AG ....................         29,458
     7,200       BRIGGS & STRATTON CORP ..............        316,800
    96,000       BROTHERS INDUSTRIES LTD .............        413,520
    45,500       CATERPILLAR, INC ....................      3,423,875
    12,400       CINCINNATI MILACRON, INC ............        271,250
    33,736       COOPER INDUSTRIES, INC ..............      1,421,129
   100,000       DAIKIN INDUSTRIES LTD ...............        887,345
    77,900       DEERE & CO ..........................      3,164,687
     5,200       DOVER CORP ..........................        261,300
    56,000       EBARA CORP ..........................        728,484
    22,820       FAG KUGELFISCHER (GEORG)
                  SCHAEFER AG. .......................        310,219
    72,000       FANUC LTD ...........................      2,301,238
       841       FISCHER (GEORGE) LTD (BR) ...........        870,562
        21       FISCHER (GEORGE) LTD (REGD) .........          4,300
   228,844       FKI PLC .............................        791,073
       800       FLS INDUSTRIES AS (CLASS B) .........        102,391
    11,200     o FMC CORP NEW ........................        785,400
   133,690       IMI PLC .............................        859,082
     2,653       INDUSTRIE-WERKE KARLSRUHE
                  AUGSBURG AG. .......................        628,346

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                   -----
               MACHINERY--(CONTINUED)
    33,200       INGERSOLL-RAND CO ...................   $  1,477,400
   343,000       KOMATSU LTD .........................      2,807,197
    33,000       KOMORI CORP .........................        699,365
     1,700     o KONE CORP SERIES B ..................        187,372
    58,000       KOYO SEIKO CO LTD ...................        479,683
   302,000       KUBOTA CORP .........................      1,454,367
    22,000       KVAERNER INDUSTRIER AS SERIES A .....      1,069,782
       120       LINDE AG ............................         73,194
    17,300       MAGNA INTERNATIONAL, INC ............        962,372
    61,000       MAKITA CORP .........................        851,334
       895       MAN AG. (STAMM) .....................        216,621
     6,339       MANNESMANN AG .......................      2,743,567
   200,800     o METAL MANUFACTURES LTD ..............        494,435
   492,000       MITSUBISHI HEAVY INDUSTRIES LTD .....      3,899,493
    37,000       MORI SEIKI CO LTD ...................        510,008
   240,400     o NOVELLUS SYSTEMS, INC ...............     13,026,675
   199,000       NTN TOYO BEARING CO LTD .............      1,080,062
     6,000       OKUMA CORP ..........................         47,761
    21,400       PARKER-HANNIFIN CORP ................        829,250
    19,000       SANDEN CORP .........................        151,899
       340       SCHINDLER HOLDINGS LTD (REGD) .......        346,887
   395,700       SIDEL S.A ...........................     27,172,586
   233,900       STORK NV ............................      8,234,779
   257,000     o SUMITOMO HEAVY INDUSTRIES LTD .......        779,347
     1,200       SUNDSTRAND CORP .....................         51,000
    34,000       TAKUMA CO LTD .......................        371,995
   188,600       TI GROUP PLC ........................      1,878,411
   109,000       TOYOTA AUTOMATIC LOOM WORKS LTD .....      2,037,705
    11,700       TRINITY INDUSTRIES, INC .............        438,750
     5,000       TSUGAMI CORP ........................         14,430
     1,900       VA TECHNOLOGIE AG. (BR) .............        297,896
       300       VICKERS PLC .........................          1,309
                                                         ------------
                                                           97,258,133
                                                         ------------
               METALS--ALUMINUM--0.16%
    45,100       ALCAN ALUMINIUM CO LTD ..............      1,521,758
    52,400       ALUMINUM CO OF AMERICA ..............      3,340,500
       570       ALUSUISSE LONZA HOLDINGS AG. (BR) ...        444,437
    53,000       TOYO SEIKAN KAISHA LTD ..............      1,273,900
                                                         ------------
                                                            6,580,595
                                                         ------------
               METALS--GOLD--0.31%
    45,900       AGNICO EAGLE MINES LTD ..............        644,615
   150,000       BARRICK GOLD CORP ...................      4,295,249
    55,700       BARRICK GOLD CORP ...................      1,601,375
    61,300       CAMBIOR, INC ........................        903,377
    22,800       ECHO BAY MINES LTD ..................        151,367
   172,500     o EMPEROR MINES LTD ...................        335,691
     4,500       FREEPORT MCMORAN COPPER &
                  GOLD, INC (CLASS A) ................        126,562
    37,700       FREEPORT-MCMORAN COPPER &
                  GOLD INC, (CLASS B) ................      1,126,287
    69,400       GREAT CENTRAL MINES LTD .............        197,345
   194,794       NEWCREST MINING LTD .................        773,624
    32,500       NEWMONT MINING CORP .................      1,454,375
   114,100       NORMANDY MINING LTD .................        157,695
    53,000       PLACER DOME, INC ....................      1,161,924
    27,800     o SONS OF GWALIA NL ...................        164,065
                                                         ------------
                                                           13,093,551
                                                         ------------
               METALS--NON-FERROUS--0.59%
   109,100       ABERFOYLE LTD .......................        279,039
   128,200       ASHTON MINING LTD ...................        223,006
     9,500       CAMECO CORP .........................        380,498
    14,700       COMINCO LTD .........................        365,703
    95,000       CRA LTD .............................      1,490,305
    79,000       FUJIKURA LTD ........................        631,582
   262,000       FURUKAWA ELECTRIC CO LTD ............      1,239,164
    69,381       INCO LTD ............................      2,214,501
   443,000       JAPAN ENERGY CORP ...................      1,202,180
       450       JOHNSON MATTHEY PLC .................          4,235
   533,770       MIM HOLDINGS LTD ....................        746,193
   575,000       MITSUBISHI MATERIALS CORP ...........      2,318,296
   235,000       NIPPON LIGHT METAL CO LTD ...........        963,673
    58,200       NORANDA, INC ........................      1,297,154
   147,200       NORTH LTD ...........................        430,269
    46,200       OUTOKUMPU OY SERIES A ...............        786,874
    19,900       PHELPS DODGE CORP ...................      1,343,250
   339,300       QCT RESOURCES LTD ...................        458,160
    79,420       RGC LTD .............................        352,635
    13,300       RIO ALGOM LTD .......................        296,913
    49,250       RTC CORP PLC (BR) ...................        792,246
    59,710       RTZ CORP PLC (REGD) .................        956,931
   910,300       STRAITS TRADING CO ..................      2,212,623
   129,000       SUMITOMO METAL MINING CO LTD ........        867,952
    16,200       TECK CORP LTD (CLASS B) .............        375,246
     7,600     o UNION MINIERE GROUP S.A .............        514,415
   292,207       WMC LTD .............................      1,840,553
                                                         ------------
                                                           24,583,596
                                                         ------------
               METALS--STEEL--1.94%
     3,600       ACERINOX S.A ........................        519,216
 3,005,000       AMSTEEL CORP BERHAD .................      2,236,942
   809,960       BRITISH STEEL PLC ...................      2,224,665
   186,000       DAIDO STEEL CO LTD ..................        689,027
    27,500       DOFASCO, INC ........................        519,624
    12,700     o HOOGOVENS NEN STAALIADRIEREN NV .....        528,616
   199,000       KAWASAKI STEEL CORP .................        570,890
    48,000     o KOBE STEEL LTD ......................        100,898
   904,000       NIPPON STEEL CORP ...................      2,663,482
 1,149,000     o NKK CORP ............................      2,583,543
     5,813       PREUSSAG AKTIEGESELLSCHAFT AG .......      1,314,535
    68,000     o STELCO, INC (CLASS A) ...............        416,721
 1,244,000       SUMITOMO METAL INDUSTRIES LTD .......      3,054,362
 1,862,600     o SVENSKT STAL AB (SSAB) SERIES A .....     30,961,545
    14,284       THYSSEN AG ..........................      2,530,355
    55,000       TOKYO STEEL MANUFACTURING CO LTD ....        781,811
 1,935,972       USINOR SACILOR S.A ..................     28,115,300
    26,300       USX-US STEEL GROUP, INC .............        825,162
    29,500       WORTHINGTON INDUSTRIES, INC .........        534,687
                                                         ------------
                                                           81,171,381
                                                         ------------
               MISCELLANEOUS MATERIALS
                 & COMMODITIES--0.26%
   132,000       ASAHI GLASS CO LTD ..................      1,239,526
   950,000     o FIRST OLSEN TANKERS LTD .............      8,480,269
   447,000       KEMAYAN CORP BERHAD .................        608,861
   177,000       NIPPON SHEET GLASS CO LTD ...........        626,715
                                                         ------------
                                                           10,955,371
                                                         ------------
               OFFICE EQUIPMENT--2.76%
    22,800     o APPLE COMPUTER, INC .................        475,950
    13,100     o DATA GENERAL CORP ...................        189,950
    14,000     o DIGITAL EQUIPMENT CORP ..............        509,250
   159,552       HEWLETT-PACKARD CO ..................      8,017,488
   483,590       INTERNATIONAL BUSINESS
                  MACHINES CORP ......................     73,022,090
   642,200       XEROX CORP ..........................     33,795,775
                                                         ------------
                                                          116,010,503
                                                         ------------

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                   -----
               PAPER--0.13%
     9,000     o DAISHOWA PAPER
                  MANUFACTURING CO LTD ...............   $     39,000
   290,300       FLETCHER CHALLENGE LTD (PAPER DIV) ..        596,916
    17,500       INTERNATIONAL PAPER CO ..............        706,562
   277,000       MALAYSIAN PACIFIC INDUSTRIES BERHAD .      1,074,875
    66,000       MITSUBISHI PAPER MILLS LTD ..........        257,571
   243,000       NIPPON PAPER INDUSTRIES CO ..........      1,130,460
    31,666       OJI PAPER CO LTD ....................        199,964
    15,700       UNION CAMP CORP .....................        749,675
    31,300       WESTVACO CORP .......................        899,875
                                                         ------------
                                                            5,654,898
                                                         ------------
               PETROLEUM--EXPLORATION
                 & PRODUCTION--0.99%
    13,700     o CANADIAN NATURAL RESOURCES LTD ......        375,807
    83,266       LONDON & SCOTTISH MARINE OIL PLC ....        339,133
    35,200       PETRO-CANADA (VARIABLE- VTG) ........        496,913
    14,700     o RENAISSANCE ENERGY LTD ..............        500,295
 2,304,000       SAGA PETROLEUM AS SERIES A ..........     38,608,010
    27,600     o SANTA FE ENERGY RESOURCES, INC ......        382,950
    18,400     o TALISMAN ENERGY, INC ................        612,124
                                                         ------------
                                                           41,315,232
                                                         ------------
               PETROLEUM--INTEGRATED--3.04%
    23,700       ALBERTA ENERGY LTD ..................        565,397
    96,600       AMOCO CORP ..........................      7,776,300
     3,500       ARABIAN OIL CO LTD ..................        129,655
    35,400       ATLANTIC RICHFIELD CO ...............      4,690,500
 1,524,160       BRITISH PETROLEUM PLC ...............     18,271,106
   796,235       BROKEN HILL PROPRIETARY CO LTD ......     11,333,494
    59,676       BURMAH CASTROL PLC ..................      1,124,380
    14,500       CANADIAN OCCIDENTAL PETROLEUM LTD ...        233,256
    77,100       CHEVRON CORP ........................      5,011,500
   290,000       COSMO OIL CO LTD ....................      1,391,580
    60,982       ELF AQUITANE S.A ....................      5,540,083
 1,210,300       ENTE NAZIONALE IDROCARBURI S.P.A ....      6,199,798
   166,700       EXXON CORP ..........................     16,336,600
   101,100     o GULF CANADA RESOURCES LTD ...........        737,579
    30,200       IMPERIAL OIL LTD ....................      1,421,098
   176,000       MITSUBISHI OIL CO LTD ...............      1,050,754
    72,900       MOBIL CORP ..........................      8,912,025
   500,000       NIPPON OIL CO LTD ...................      2,562,962
    45,100       NORSK HYDRO AS ......................      2,436,726
    99,300       OCCIDENTAL PETROLEUM CORP ...........      2,321,137
     4,000       OMV AKTIENGESELLS AG ................        450,573
     4,400       PETROFINA S.A .......................      1,399,060
   116,708       REPSOL S.A ..........................      4,468,310
   102,100       ROYAL DUTCH PETROLEUM CO ............     17,878,434
   233,000       SANTOS LTD ..........................        943,866
    12,400       SUNCOR, INC .........................        512,934
    18,050       TOTAL S.A ...........................      1,465,164
    96,800       USX-MARATHON GROUP, INC NEW .........      2,311,100
                                                         ------------
                                                          127,475,371
                                                         ------------
               PETROLEUM--SERVICE--3.23%
    15,100       BAKER HUGHES, INC ...................        520,950
    15,720     o GLOBAL INDUSTRIAL TECHNOLOGIES, INC .        347,805
 2,350,850     + IHC CALAND NV .......................    134,136,368
     9,100       KONINKLIJKE PAKHOED HOLDINGS NV .....        284,079
    10,300       MCDERMOTT INTERNATIONAL, INC ........        171,237
     1,200       TECHNIP S.A .........................        112,410
                                                         ------------
                                                          135,572,849
                                                         ------------
               PHOTOGRAPHY--0.12%
    63,200       EASTMAN KODAK CO ....................      5,071,800
                                                         ------------
               PROPERTY--REAL ESTATE--0.85%
    89,800       BRITISH LAND PLC ....................        794,498
   590,000       CHEUNG KONG HOLDINGS LTD ............      5,244,001
       197       CHINESE ESTATES LTD .................            219
   196,560       CITY DEVELOPMENT LTD ................      1,770,556
    13,665     o CITY DEVELOPMENT LTD WTS 7/18/98 ....         95,736
   130,000       DAIKYO, INC .........................        612,612
    61,084     o EVERGO CHINA HOLDINGS LTD ...........         10,187
    56,400       GENERAL PROPERTY TRUST ..............        109,756
    82,000       GREAT PORTLAND ESTATES PLC ..........        292,580
   119,027       HAMMERSON PLC .......................        819,855
    11,000     o HENDERSON LAND DEVELOPMENT CO LTD ...        110,923
     1,000       HYSAN DEVELOPMENT CO LTD ............          3,981
 2,554,000       IGB CORP BERHAD .....................      2,841,709
    33,492       LAND SECURITIES PLC .................        426,422
   264,000       MITSUBISHI ESTATE CO LTD ............      2,706,488
   191,000       MITSUI FUDOSAN CO LTD ...............      1,908,739
   421,128       NEW WORLD DEVELOPMENT CO LTD ........      2,844,713
   175,800       SCHRODERS PROPERTY FUND .............        322,563
     1,420       SEFIMEG S.A .........................        102,700
     2,353       SIMCO (REGD) ........................        205,029
        99     o SIMCO (REGD) NEW ....................          8,308
   119,000     o SINO LAND CO ........................        145,384
   160,500       SLOUGH ESTATES PLC ..................        764,938
   142,400       STOCKLAND TRUST GROUP (UNITS) .......        367,602
   558,900       SUN HUNG KAI PROPERTIES LTD .........      6,846,228
 1,265,200       UNITED OVERSEAS LAND LTD ............      1,926,561
    28,100       VALLEHERMOSO S.A ....................        608,132
    85,500       WESTFIELD TRUST (UNITS) .............        161,632
   740,000       WHARF HOLDINGS LTD ..................      3,692,811
                                                         ------------
                                                           35,744,863
                                                         ------------
               PUBLISHING--NEWSPAPER--0.20%
    21,700       DOW JONES & CO, INC .................        735,087
   546,504       NEWS CORP LTD .......................      2,882,345
    42,400       PEARSON PLC .........................        543,830
    45,000       SINGAPORE PRESS HOLDINGS LTD (FR) ...        887,903
    32,400       TIMES MIRROR CO (SERIES A) NEW ......      1,611,900
    20,200       TRIBUNE CO NEW ......................      1,593,275
                                                         ------------
                                                            8,254,340
                                                         ------------
               PUBLISHING--OTHER--0.54%
   206,000       DAI NIPPON PRINTING CO LTD ..........      3,602,620
    94,255       DE LA RUE CO PLC ....................        923,434
     3,800       DONNELLEY (R.R.) & SONS CO ..........        119,225
    56,000       DUN & BRADSTREET CORP ...............      1,330,000
    35,700       ELSEVIER UTIGEVERSMIJ NV ............        602,636
    32,000       GAKKEN CO LTD .......................        180,570
    31,700       MCGRAW HILL COS, INC ................      1,462,162
    27,610       REED INTERNATIONAL PLC ..............        520,447
 2,593,000       SOUTH CHINA MORNING POST ............      2,145,460
     9,600       SOUTHAM, INC ........................        133,420
   206,200       THOMSON CORP ........................      4,550,629
   107,558       TIME WARNER, INC ....................      4,033,425
    22,300       WOLTERS KLUWER NV ...................      2,958,639
                                                         ------------
                                                           22,562,667
                                                         ------------
               RAILROAD--1.09%
    41,900       BURLINGTON NORTHERN SANTA FE CORP ...      3,619,112
 1,053,000       CANADIAN PACIFIC LTD ................     27,694,344
     9,800       CANADIAN PACIFIC LTD (U.S.) NEW .....        259,700
    61,896       CSX CORP ............................      2,615,106
        90       EAST JAPAN RAILWAY CO ...............        403,957
   234,250       HANKYU CORP .........................      1,160,386
    18,000     o KEISEI ELECTRIC RAILWAY CO ..........        124,831
   112,769       KINKI NIPPON RAILWAY CO LTD .........        702,398

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                   -----
               RAILROAD--(CONTINUED)
   363,490       NAGOYA RAILROAD CO LTD ..............   $  1,393,502
   216,000       NANKAI ELECTRIC RAILWAY CO ..........      1,163,025
   225,000       NIPPON EXPRESS CO LTD ...............      1,539,069
    16,100       NORFOLK SOUTHERN CORP ...............      1,408,750
    14,950       ODAKYU ELECTRIC RAILWAY CO LTD ......         89,512
     1,000     o SEIBU RAILWAY CO ....................         39,025
   319,020       TOBU RAILWAY CO LTD .................      1,558,318
   227,000       TOKYU CORP ..........................      1,286,788
     9,500       UNION PACIFIC CORP ..................        571,187
                                                         ------------
                                                           45,629,010
                                                         ------------
               RESTAURANTS & HOTELS--0.74%
    14,033       ACCOR S.A ...........................      1,773,424
     3,600     o CHOICE HOTELS INTERNATIONAL, INC ....         63,450
 1,500,000       COMPASS GROUP PLC ...................     15,850,916
    18,400       CRACKER BARREL
                  OLD COUNTRY STORE, INC .............        466,900
    47,100       DARDEN RESTAURANTS, INC .............        412,125
    57,000       FUJITA KANKO, INC ...................      1,055,768
    31,500     o HOST MARRIOTT CORP ..................        504,000
    11,900     o ITT CORP (NEW) ......................        516,162
     9,500       MARRIOTT INTERNATIONAL, INC .........        524,875
   142,166       MCDONALDS CORP ......................      6,433,011
     3,909       MOEVENPICK HOLDINGS (BR) ............      1,117,855
     3,275     o PROMUS HOTEL CORP ...................         97,021
 1,268,000       REGAL HOTELS INTERNATIONAL LTD ......        442,609
    50,000       RESORTS WORLD BERHAD ................        227,677
    26,500     o SCOTTS RESTAURANTS INC ..............        111,165
    21,000       SKYLARK CO LTD ......................        320,219
       700       SODEXHO S.A .........................        389,128
    23,100       SYSCO CORP ..........................        753,637
                                                         ------------
                                                           31,059,942
                                                         ------------
               RETAIL--FOOD--0.64%
    47,000       ALBERTSONS, INC .....................      1,674,375
    30,600       AMERICAN STORES CO NEW ..............      1,250,775
    10,295       CARREFOUR SUPERMARCHE S.A ...........      6,685,370
   503,826       DAIRY FARM INTERNATIONAL HOLDINGS LTD        405,579
    39,000       DELHAIZE FRERES NV ..................      2,314,399
    76,600       KONINKLIJKE AHOLD NV ................      4,782,522
    41,000     o KROGER CO ...........................      1,906,500
     4,900       PROMODES S.A ........................      1,380,798
   406,020       SAFEWAY PLC .........................      2,807,080
    63,190       SAINSBURY (J) PLC ...................        419,571
    19,100       SUPERVALU, INC ......................        541,962
   463,294       TESCO PLC ...........................      2,810,600
                                                         ------------
                                                           26,979,531
                                                         ------------
               RETAIL--GENERAL MERCHANDISE--2.74%
    13,270       ADIDAS AG ...........................      1,145,227
    29,000       AOYAMA TRADING CO LTD ...............        769,491
   114,280       BOOTS CO LTD ........................      1,178,293
    26,400       BULGARI S.P.A .......................        535,032
     1,275       COMPTOIRS MODERNES ..................        686,696
    56,200     o CUC INTERNATIONAL, INC ..............      1,334,750
     1,000       CVS CORP ............................         41,375
    46,000       DAIEI, INC ..........................        350,716
   107,000       DAIMARU, INC ........................        570,597
    51,800       DAYTON HUDSON CORP ..................      2,033,150
   617,000       DOLLAR GENERAL CORP .................     19,744,000
    51,390       GREAT UNIVERSAL STORES PLC ..........        538,215
     1,400     o GUCCI GROUP NV ......................         93,883
     8,200       HENNES & MAURITZ AB SERIES B ........      1,133,686
    69,400       HOME DEPOT, INC .....................      3,478,675
 1,317,500       INTIMATE BRANDS, INC (CLASS A) ......     22,397,500
    33,000       ISETAN CO ...........................        426,442
    77,000       ITO-YOKADO CO LTD ...................      3,343,309
    56,000       JUSCO CO LTD ........................      1,895,989
        82     o K MART CORP .........................            850
     2,750       KARSTADT AG .........................        927,908
   240,840       KINGFISHER PLC ......................      2,602,724
    41,320       LIMITED, INC ........................        759,255
   696,766       MARKS & SPENCER PLC .................      5,854,564
   139,000       MARUI CO LTD ........................      2,502,743
    61,700       MAY DEPARTMENT STORES CO ............      2,884,475
    17,586     o METRO AG ............................      1,415,004
   121,000       MITSUKOSHI LTD ......................        856,865
   128,000       MYCAL CORP ..........................      1,852,569
    15,000     o NATIONAL HOUSE INDUSTRIAL ...........        199,006
   135,570       NEXT PLC ............................      1,316,605
    57,500       PENNEY, (J.C.) CO, INC ..............      2,803,125
     5,000       PINAULT-PRINTEMPS-REDOUTE S.A .......      1,979,302
     1,700     o POLYGRAM NV .........................         86,484
    40,100       RINASCENTE S.P.A ....................        232,195
     4,200       RITE AID CORP .......................        166,950
    10,100       ROUSE CO ............................        320,675
   354,643       SEARS PLC ...........................        576,555
    91,600       SEARS ROEBUCK & CO ..................      4,225,050
    10,249       SEVEN-ELEVEN JAPAN CO LTD ...........        598,641
    10,000       SHIMACHU CO .........................        255,865
     3,800     o STOCKMANN B FREE ....................        226,730
    40,000     o TAG HEUER INTERNATIONAL SA ..........      6,434,320
    61,300     o TOYS R US, INC ......................      1,839,000
    78,000       UNY CO LTD ..........................      1,424,576
     2,087       VALORA HOLDINGS AG REGD .............        397,879
   409,458       WAL-MART STORES, INC ................      9,366,351
    44,000     o WOOLWORTH CORP ......................        962,500
                                                         ------------
                                                          114,765,792
                                                         ------------
               TEXTILE & APPAREL--0.53%
     2,962     o CHARGEURS INTERNATIONAL S.A .........        146,424
   179,298       COATS VIYELLA PLC ...................        408,087
    42,990       COURTAULDS TEXTILES PLC .............        166,265
   300,000       DAWSON INTERNATIONAL PLC ............        295,199
    12,590       DOLLFUS-MIEG & CIE S.A ..............        304,651
   137,000       FILA HOLDING S.P.A. ADR .............      7,963,125
    18,200     o FRUIT OF THE LOOM, INC (CLASS A) ....        689,325
    88,000     o GUNZE LTD ...........................        455,630
   205,000     o KANEBO LTD ..........................        422,091
    97,000       KURABO INDUSTRIES LTD ...............        275,766
    35,400       NIKE, INC (CLASS B) .................      2,115,150
    92,000       NISSHINBO INDUSTRY, INC .............        714,907
   101,000       ONWARD KASHIYMA CO LTD ..............      1,418,287
     2,962     o PATHE S.A ...........................        712,183
    89,000     o RENOWN, INC .........................        236,921
    19,000     o SANRIO CO LTD .......................        153,045
   213,000       TEIJIN LTD ..........................        928,507
    36,000       TOKYO STYLE CO LTD ..................        502,426
   462,000       TORAY INDUSTRIES, INC ...............      2,845,792
    19,600       VF CORP .............................      1,323,000
                                                         ------------
                                                           22,076,781
                                                         ------------
               TOBACCO--3.71%
 1,051,961       B.A.T. INDUSTRIES LTD ...............      8,722,070
        50       CIE FINANCIERE RICHEMONT AG.
                  (UNITS A) ..........................         70,003
 1,107,300       PHILIP MORRIS COS, INC ..............    124,709,662
 3,995,000       PT HANJAYA MANDALA SAMPOERNA (FR) ...     21,292,551
    33,300       ROTHMANS HOLDINGS LTD ...............        214,246
     9,800       SEITA S.A ...........................        409,055
                                                         ------------
                                                          155,417,587
                                                         ------------

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                   -----
               TRADING COMPANIES--0.30%
   256,000       ITOCHU CORP .........................   $  1,371,783
   434,000       MALAYSIAN MOSAICS BERHAD ............        556,784
   600,000       MARUBENI CORP .......................      2,574,162
   353,000       MITSUBISHI CORP .....................      3,649,314
   131,000       MITSUI & CO LTD .....................      1,060,851
    54,000     o NAGASE & CO .........................        447,066
   362,000       SUMITOMO CORP .......................      2,847,309
                                                         ------------
                                                           12,507,269
                                                         ------------
                TRUCKERS & SHIPPING--0.69%
     9,600     o BERGESEN D.Y. AS (CLASS B) ..........        228,520
     7,600       CALIBER SYSTEM, INC .................        146,300
 1,906,000       CHUAN HUP HOLDINGS LTD ..............      1,274,026
        45       DAMPSKIBSSELSKABET AF 1912
                  (CLASS B) ..........................      1,155,723
        33       DAMPSKIBSSELSKABET SVENDBORG
                  (CLASS B) ..........................      1,236,331
 1,127,656     o ICB SHIPPING AB SERIES B ............     13,212,158
    55,000       KAMIGUMI CO LTD .....................        360,107
     6,500       KONINKLIJKE NEDLLOYD GROEP NV .......        178,113
   102,486       LAIDLAW, INC (CLASS B) ..............      1,192,566
    10,000     o LEIF HOEGH & CO .....................        203,589
   358,000     o MITSUI ENGINEERING &
                  SHIP BUILDING CO LTD ...............        727,864
   509,000     o MITSUI OSK LINES LTD ................      1,214,654
   926,200       NEPTUNE ORIENT LINES LTD ............        801,187
   559,000       NIPPON YUSEN KABUSHIKI KAISHA .......      2,523,471
    63,980       OCEAN GROUP PLC .....................        531,568
   105,555       PENINSULAR &
                  ORIENTAL STEAM NAVIGATION CO .......      1,065,754
    23,300       RYDER SYSTEM, INC ...................        655,312
    58,000       SEINO TRANSPORTATION CO LTD .........        639,577
     8,500     o UNITOR AS ...........................        109,155
   162,358       YAMATO TRANSPORT CO LTD .............      1,678,457
                                                         ------------
                                                           29,134,432
                                                         ------------
               UTILITIES--ELECTRIC--2.14%
    32,400       BALTIMORE GAS & ELECTRIC CO .........        866,700
    34,500       CENTERIOR ENERGY CORP ...............        370,875
    67,400       CENTRAL & SOUTH WEST CORP ...........      1,727,125
   782,000       CHINA LIGHT & POWER CO LTD ..........      3,477,789
     6,000     o CHUBU ELECTRIC POWER CO INC .........        118,887
    74,800       CONSOLIDATED EDISON CO OF
                  NEW YORK, INC ......................      2,187,900
    45,200       DTE ENERGY CO .......................      1,463,350
    44,488       EAST MIDLANDS ELECTRICITY PLC .......        506,660
    45,800       EDISON INTERNATIONAL CO .............        910,275
 2,676,950       EDISON ..............................     16,909,757
    11,950       ELECTRABEL NV .......................      2,825,336
    10,950       ELECTRABEL S.A. STRIP VVPR ..........         10,686
    45,427       EMPRESA NACIONAL DE ELECTRIDAD S.A ..      3,227,003
    76,800       ENTERGY CORP NEW ....................      2,131,200
    40,600       GPU, INC ............................      1,365,175
     3,000       HOUSTON INDUSTRIES, INC .............         67,875
   113,104       IBERDROLA S.A .......................      1,599,960
    22,400       ILLINOVA CORP .......................        616,000
   279,910       KANSAI ELECTRIC POWER CO, INC .......      5,787,419
     4,000     o KYUSHU ELECTRIC POWER ...............         77,535
    44,000       LONDON ELECTRICITY PLC ..............        512,397
    35,500       LONG ISLAND LIGHTING CO .............        785,437
   311,808       NATIONAL GRID GROUP PLC .............      1,043,182
   519,000       NATIONAL POWER PLC ..................      4,343,125
    46,300     o NIAGARA MOHAWK POWER CORP ...........        457,212
    32,200       NORTHEAST UTILITIES CO ..............        426,650
    38,600       NORTHERN ELECTRIC PLC ...............        429,034
     3,900       OESTERREICHISCHE
                  ELEKTRIZITAETSWIRSCHAFTS AG. .......        291,613
   126,900       PACIFIC GAS & ELECTRIC CO ...........      2,664,900
    72,800       PECO ENERGY CO ......................      1,838,200
    18,100       PP&L RESOURCES, INC .................        416,300
    79,100       PUBLIC SERVICE ENTERPRISE GROUP, INC       2,155,475
    16,010       RHEIN-WESTFALEN ELECTRIC AG.
                  (STAMM) ............................        677,341
   366,972       SCOTTISH POWER PLC ..................      2,210,557
   247,000       SHUN TAK ENTERPRISES CORP LTD .......        164,453
    24,400       SOUTHERN CO .........................        552,050
    14,600       SOUTHERN ELECTRICITY PLC ............        198,880
   872,000       TENAGA NASIONAL BERHAD ..............      4,177,863
   174,954       TOHOKU ELECTRIC POWER CO, INC .......      3,466,626
   212,187       TOKYO ELECTRIC POWER CO, INC ........      4,643,097
       600       TRACTEBEL NV ........................        279,087
       600     o TRACTEBEL NV PUT WTS 11/15/99 .......          8,689
   201,200       TRANSALTA CORP ......................      2,532,063
    10,300     o TUCSON ELECTRIC POWER CO ............        171,237
    67,700       UNICOM CORP .........................      1,836,362
    93,950       VEBA AG .............................      5,425,701
     4,449       VIAG AG .............................      1,743,686
                                                         ------------
                                                           89,698,724
                                                         ------------
               UTILITIES--GAS & PIPELINE--0.49%
   347,270       BRITISH GAS CORP PLC ................      1,334,165
    63,450       CALOR GROUP PLC .....................        321,945
    28,300       COASTAL CORP ........................      1,383,162
    16,000       COLUMBIA GAS SYSTEMS, INC ...........      1,018,000
    24,794       COMPAGNIE GENERALE DES EAUX .........      3,066,579
       200       CONSOLIDATED NATURAL GAS CO .........         11,050
     6,600       EASTERN ENTERPRISES CO ..............        233,475
     6,287       ENERGIA E INDUSTRIAS ARAGONESAS S.A .         34,800
    10,800       ENRON CORP ..........................        465,750
    16,000       ENSERCH CORP ........................        368,000
     6,700       GAS NATURAL SDG S.A .................      1,555,589
    73,006       IPL ENERGY, INC .....................      2,127,809
   115,000       OSAKA GAS CO LTD ....................        314,059
    26,500       PACIFIC ENTERPRISES, INC ............        804,937
    30,984       PRIMAGAZ ............................      3,641,458
   682,000       TOKYO GAS CO LTD ....................      1,844,885
    50,550       WILLIAMS COS, INC ...................      1,895,625
                                                         ------------
                                                           20,421,288
                                                         ------------



               UTILITIES--OTHER--0.12%
   100,590       ANGLIAN WATER PLC ...................      1,015,624
   164,751       THAMES WATER PLC ....................      1,726,872
   224,029       UNITED UTILITIES PLC ................      2,380,794
                                                         ------------
                                                            5,123,290
                                                         ------------
               UTILITIES--TELEPHONE--4.40%
   209,419       AT & T CORP .........................      9,109,726
    61,400       BCE, INC ............................      2,925,088
    91,000       BELL ATLANTIC CORP ..................      5,892,250
   190,194       BELLSOUTH CORP ......................      7,679,082
 1,440,391       BRITISH TELECOMMUNICATIONS PLC ......      9,724,192
   219,812       CABLE & WIRELESS PLC ................      1,826,277
   293,850     o DEUTSCHE TELEKOM AG .................      6,187,418
 3,414,172       HONG KONG TELECOMMUNICATIONS LTD ....      5,495,317
         4     o JAPAN TELECOM CO LTD ................         89,251
    43,300       KONINKLIJKE PTT NEDERLAND NV ........      1,649,596
    93,000       NYNEX CORP ..........................      4,475,625
   107,001       PACIFIC TELESIS GROUP CO ............      3,932,286
   124,800       SBC COMMUNICATIONS, INC .............      6,458,400
   780,000       SINGAPORE TELECOMMUNICATIONS LTD ....      1,840,147
    14,300       SOUTHERN NEW ENGLAND
                  TELECOMMUNICATIONS CORP ............        555,912
   109,050       SPRINT CORP .........................      4,348,368
 3,200,000       STET-SOCIETA FINANSIARIA TELEFONICA .     10,791,200
 2,400,000       STET-SOCIETA FINANZIARIA TELEFONICA .     10,896,480
   144,000     o TECHNOLOGY RESOURCES
                  INDUSTRIES BERHAD ..................        283,951
 9,679,599       TELECOM ITALIA MOBILE S.P.A .........     24,425,790
    10,600       TELE DANMARK AS (CLASS B) ...........        584,006
   208,600       TELECOM CORP OF NEW ZEALAND .........      1,064,204
 2,661,500       TELECOM ITALIA S.P.A ................      6,899,991
   316,303       TELEFONICA DE ESPANA S.A ............      7,331,688
   657,000       TELEKOM MALAYSIA BERHAD .............      5,853,293
    29,600       TELUS CORP ..........................        429,736
   394,204       VODAFONE GROUP PLC ..................      1,662,892
 1,622,000     o WORLDCOM, INC .......................     42,273,375
                                                       --------------
                                                          184,685,541
                                                       --------------
               TOTAL COMMON STOCK
                (Cost $3,474,939,636).................  4,010,028,338
                                                       --------------

                       See notes to financial statements.

     PAR
    VALUE                                                     VALUE
   -------                                                   -------
                 SHORT TERM INVESTMENTS--8.53%
                    COMMERCIAL PAPER--3.18%
                     AMERICAN HOME PRODUCTS
$  7,000,000     #  5.550%, 02/12/97 ................   $   6,949,582
                 CATERPILLAR FINANCIAL SERVICES CORP
   9,000,000       5.320%,  01/27/97 ................       8,959,635
                 CIESCO LP
  18,000,000       6.250%,  01/02/97 ................      17,993,239
                 FORD MOTOR CREDIT CO
  18,000,000       5.800%,  01/03/97 ................      17,989,860
                 GENERAL MILLS
  10,000,000       6.450%,  01/02/97 ................       9,996,244
                 HAWAIIAN ELECTRIC CO, INC
   6,500,000     * 5.500%,  02/04/97 ................       6,461,577
                 MCKENNA TRIANGLE NATIONAL CORP
  18,000,000       5.280%,  02/21/97 ................      17,849,980
                 MERRILL LYNCH & CO, INC
  14,500,000     #  5.340%, 02/12/97 ................      14,396,429
                 NORTHERN INDIANA PUBLIC SERVICE CO
   7,400,000       5.900%,  02/04/97 ................       7,356,977
                 PHILIP MORRIS COS, INC
  18,000,000       5.270%,  01/10/97 ................      17,969,500
                 PRAXAIR, INC
   7,500,000       5.490%,  01/24/97 ................       7,469,600
                                                         ------------
                                                          133,392,623
                                                         ------------
                GOVERNMENT AGENCIES--4.38%
                 FEDERAL HOME LOAN BANKS
  21,800,000       5.205%,  01/16/97 ................      21,747,680
  28,000,000       5.250%,  01/23/97 ................      27,903,400
   8,000,000       5.400%,  03/18/97 ................       7,908,968
                 FEDERAL HOME LOAN MORTGAGE CORP
  22,000,000       5.280%,  01/14/97 ................      21,953,800
  23,000,000       5.260%,  01/14/97 ................      22,951,700
  55,000,000       5.430%,  01/24/97 ................      54,802,000
   4,000,000       5.250%,  01/31/97 ................       3,981,400
   5,000,000       5.410%,  02/25/97 ................       4,958,544
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION
  10,600,000       5.320%,  02/04/97 ................      10,544,350
   7,000,000       5.460%,  03/17/97 ................       6,921,382
                                                         ------------
                                                          183,673,224
                                                         ------------
                U.S. TREASURY BILLS--0.97%
                 U.S. TREASURY BILLS
  25,000,000       5.150%,  01/09/97 ................      24,969,750
  12,000,000       5.050%,  05/01/97 ................      11,795,107
   4,000,000       5.080%,  06/05/97 ................       3,911,600
                                                         ------------
                                                           40,676,457
                                                         ------------
               TOTAL SHORT TERM INVESTMENTS
                (Cost $357,844,325)..................     357,742,304
                                                         ------------
                   ROUNDING                                       461
                                                         ------------
               TOTAL PORTFOLIO
                (Cost $3,872,499,528)................  $4,413,716,220
                                                       ==============

----------
o Non-income producing
+ Affiliate holdings
X In bankruptcy
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
# Commercial  Paper issued under the Private  Placement  exemption under 4(2) of the Securities Act of 1933, as amended.
~Restricted   securities--investment  in  securities  not  registered  under  he
 Securities Act of 1933 or not publicly traded on foreign markets. Additional information on each holding is as follows:


                                                   ACQUISITION     ACQUISITION
SECURITY                                               DATE            COST
--------                                           -----------     -----------
L'AIR LIQUIDE S.A. (REGD) ..................          VARIOUS       $760,797
PREUSSAG AG 5.75% (W/W) ....................          05/17/96        84,776
                                                                    --------
                                                                    $845,573
                                                                    ========

                       See notes to financial statements.


                                         COLLEGE RETIREMENT EQUITIES FUND
                          TRANSACTIONS WITH AFFILIATED COMPANIES--GLOBAL EQUITIES ACCOUNT
                                        JANUARY 1, 1996--DECEMBER 31, 1996


                                        VALUE AT              PURCHASE              SALES                REALIZED
          ISSUE                      DECEMBER 31, 1995          COST              PROCEEDS              GAIN (LOSS)
          -----                     ------------------      --------------       -----------            -----------
ADAC LABORATORIES, INC NEW ...          $ 14,554,037                   --                   --                   --
COMMUNITY PSYCHIATRICS CENTERS            30,707,075                   --          $12,830,861          $(2,990,877)
IHC CALAND NV ................            77,811,689          $ 1,999,517                   --                   --
WESTWOOD ONE, INC ............            30,525,537            9,040,004                   --                   --
                                        ------------          -----------          -----------          -----------
TOTAL AFFILIATED TRANSACTIONS           $153,598,338          $11,039,521          $12,830,861          $(2,990,877)
                                        ============          ===========          ===========          ===========


                                         DIVIDEND               SHARES AT           VALUE AT
         ISSUE                            INCOME            DECEMBER 31, 1996   DECEMBER 31, 1996
         -----                         -----------          ------------------  -----------------
ADAC LABORATORIES, INC NEW ...          $  432,117             1,200,333          $ 28,657,950
COMMUNITY PSYCHIATRICS CENTERS                  --                     *                     *
IHC CALAND NV ................           2,134,565             2,350,850           134,136,368
WESTWOOD ONE, INC ............                  --             2,661,100            44,240,787
                                        ----------                                ------------
TOTAL AFFILIATED TRANSACTIONS           $2,566,682                                $207,035,105
                                        ==========                                ============



  * Not an Affiliate as of December 31, 1996







                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                    STATEMENT OF INVESTMENTS--GROWTH ACCOUNT
                                DECEMBER 31, 1996

                                     SUMMARY


                                                          VALUE        %
                                                         -------     ------
PREFERRED STOCK
  HEALTHCARE--SERVICE .........................    $      307,829      0.01%
                                                   --------------    ------
TOTAL PREFERRED STOCK
  (Cost $250,865) .............................           307,829      0.01
                                                   --------------    ------
 COMMON STOCK
  AEROSPACE ...................................        12,947,712      0.53
  AIR TRANSPORTATION ..........................         3,875,330      0.16
  AUTOMOTIVE & RELATED ........................        26,623,359      1.10
  BANKS .......................................        28,995,472      1.20
  BEVERAGES ...................................        84,097,162      3.47
  BROADCASTERS ................................        14,821,135      0.61
  BUSINESS SERVICES ...........................        33,951,398      1.40
  CHEMICALS--MAJOR ............................        40,006,232      1.65
  CHEMICALS--SPECIALTY ........................        14,076,539      0.58
  COMMUNICATION EQUIPMENT & SERVICES ..........        93,186,315      3.85
  COMPUTER SERVICE ............................       140,612,083      5.81
  CONGLOMERATES ...............................        19,456,641      0.80
  CONSTRUCTION--MATERIALS & BUILDERS ..........         8,540,755      0.35
  CONTAINERS ..................................         2,305,481      0.10
  COSMETICS ...................................        22,438,886      0.93
  ELECTRICAL EQUIPMENT ........................       101,169,557      4.18
  ELECTRICAL EQUIPMENT--
    COMPONENTS DIVERSIFIED ....................       201,222,092      8.31
  ELECTRICAL EQUIPMENT--INSTRUMENTS ...........         8,337,441      0.35
  ENVIRONMENTAL CONTROL .......................         8,966,867      0.37
  FINANCIAL--MISCELLANEOUS ....................        70,104,991      2.90
  FOODS .......................................        82,700,609      3.42
  HEALTHCARE--DRUGS ...........................       167,599,724      6.92
  HEALTHCARE--HOSPITAL SUPPLY .................       100,719,493      4.16
  HEALTHCARE--OTHER ...........................        24,514,060      1.01
  HEALTHCARE--SERVICE .........................       131,907,017      5.45
  HOUSEHOLD--CONSUMER ELECTRONICS .............           409,499      0.02
  HOUSEHOLD--DURABLE GOODS ....................        38,725,561      1.60
  HOUSEHOLD--PRODUCTS .........................       103,668,211      4.28
  INSURANCE--BROKERS & OTHER ..................         6,741,412      0.28
  INSURANCE--LIFE .............................         3,014,862      0.13
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY .......................        66,608,021      2.75
  LEISURE TIME ................................        80,818,909      3.34
  MACHINERY ...................................        14,611,960      0.61
  METALS--ALUMINUM ............................            53,662      0.00
  METALS--GOLD ................................         5,969,521      0.25
  METALS--NON-FERROUS .........................         1,745,861      0.07
  METALS--STEEL ...............................         3,343,437      0.14
  MISCELLANEOUS MATERIALS &
    COMMODITIES ...............................           253,575      0.01
  OFFICE EQUIPMENT ............................        48,355,044      2.00
  PAPER .......................................         2,928,807      0.12
  PETROLEUM--EXPLORATION &
    PRODUCTION ................................        28,816,161      1.19
  PETROLEUM--INTEGRATED .......................         1,965,612      0.08
  PETROLEUM--SERVICE ..........................        57,585,701      2.38
  PHOTOGRAPHY .................................         7,918,500      0.33
  PROPERTY--REAL ESTATE .......................         1,048,250      0.04
  PUBLISHING--NEWSPAPER .......................         7,355,887      0.31
  PUBLISHING--OTHER ...........................        13,574,466      0.56
  RAILROAD ....................................         2,496,390      0.10
  RESTAURANTS & HOTELS ........................        62,314,529      2.57
  RETAIL--FOOD ................................        11,674,980      0.48
  RETAIL--GENERAL MERCHANDISE .................       119,653,213      4.94
  TEXTILE & APPAREL ...........................        32,492,699      1.34
  TOBACCO .....................................        94,022,671      3.88
  TRUCKERS & SHIPPING .........................           417,212      0.02
  UTILITIES--ELECTRIC .........................         1,424,512      0.06
  UTILITIES--GAS & PIPELINE ...................         7,322,112      0.30
  UTILITIES--TELEPHONE ........................        47,745,266      1.97
                                                   --------------    ------
TOTAL COMMON STOCK
 (Cost $1,902,339,473) ........................     2,318,252,854     95.76
                                                   --------------    ------
SHORT TERM INVESTMENTS
  COMMERCIAL PAPER ............................         1,693,787      0.07
  U.S. GOVERNMENTS & AGENCIES .................       106,585,117      4.40
                                                   --------------    ------
TOTAL SHORT TERM INVESTMENTS
 (Cost $108,298,882) ..........................       108,278,904      4.47
                                                   --------------    ------
  ROUNDING ....................................               167      0.00
                                                   --------------    ------
TOTAL PORTFOLIO
 (Cost $2,010,889,220) ........................     2,426,839,754    100.24
   OTHER ASSETS & LIABILITIES, NET ............        (5,944,608)    (0.24)
                                                   --------------    ------
NET ASSETS ....................................    $2,420,895,146    100.00%
                                                   ==============    ======


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                    STATEMENT OF INVESTMENTS--GROWTH ACCOUNT
                                DECEMBER 31, 1996



    SHARES                                                   VALUE
    ------                                                  -------
              PREFERRED STOCK--0.01%
               HEALTHCARE--SERVICE--0.01%
     3,640       AETNA, INC CV 6.25% .................    $   288,925
       480       FHP INTERNATIONAL CORP SERIES A CV            14,640
    32,800     o FRESENIUS MEDICAL CARE (CLASS D) ....          4,264
                                                          -----------
                                                              307,829
                                                          -----------
              TOTAL PREFERRED STOCK
                  (Cost $250,865) ....................        307,829
                                                          -----------
              COMMON STOCK--95.76%
                AEROSPACE--0.53%
     6,900     o ALLIANT TECHSYSTEMS, INC ............        379,500
   107,800       BOEING CO ...........................     11,467,225
    16,300     o HEXCEL CORP .........................        264,875
     8,000       OEA, INC ............................        366,000
     4,900       PRECISION CAST PARTS CORP ...........        243,162
    10,200     o WYMAN-GORDON CO .....................        226,950
                                                          -----------
                                                           12,947,712
                                                          -----------
               AIR TRANSPORTATION--0.16%
    12,000       AIR EXPRESS INTERNATIONAL CORP ......        387,000
     5,600       ATLANTIC SOUTHEAST AIRLINES, INC ....        122,500
    14,050       COMAIR HOLDINGS, INC ................        337,200
     6,900     o CONTINENTAL AIRLINES, INC (CLASS B) .        194,925
     5,400     o FEDERAL EXPRESS CORP ................        240,300
     7,800     o MESA AIR GROUP, INC .................         52,650
    50,500     o SABRE GROUP HOLDINGS, INC ...........      1,407,687
    40,100       SOUTHWEST AIRLINES CO ...............        887,212
     6,800     o U.S. AIR GROUP, INC .................        158,950
    13,500     o VALUJET, INC ........................         86,906
                                                          -----------
          `         `                                       3,875,330
                                                          -----------
               AUTOMOTIVE & RELATED--1.10%
    13,300     o ALLEN GROUP, INC ....................        295,925
    15,400     o AMERICREDIT CORP ....................        315,700
     8,400       APOGEE ENTERPRISES, INC .............        333,900
     5,700       BREED TECHNOLOGIES, INC .............        148,200
 1,010,200       COOPER TIRE & RUBBER CO .............     19,951,450
    13,500       DANAHER CORP ........................        629,437
     7,100     o DISCOUNT AUTO PARTS, INC ............        165,962
     9,100       ECHLIN, INC .........................        287,787
     3,400       EXIDE CORP ..........................         78,200
     5,500     o FOAMEX INTERNATIONAL, INC ...........         90,750
     8,600       GRACO, INC ..........................        210,700
    32,000       HARLEY DAVIDSON, INC ................      1,504,000
     9,900       INTERMET CORP .......................        159,637
     9,700     o KIRBY CORP ..........................        191,575
    27,500     o LEAR CORP ...........................        938,437
    18,400     o LO-JACK CORP ........................        184,000
     4,400       MODINE MANUFACTURING CO .............        117,700
    13,500       POLARIS INDUSTRIES, INC .............        320,625
     9,100     o RENTERS CHOICE, INC .................        131,950
     4,900     o SAFESKIN CORP .......................        238,875
     6,500       SUPERIOR INDUSTRIES
                  INTERNATIONAL, INC .................        150,312
     9,700       WABASH NATIONAL CORP ................        178,237
                                                         ------------
                                                           26,623,359
                                                         ------------
               BANKS--1.20%
     3,700       CAPITAL ONE FINANCIAL CORP ..........        133,200
   211,100       CITICORP N.A ........................     21,743,300
    22,800       FIFTH THIRD BANCORP .................      1,432,125
     3,742       FIRST UNION CORP ....................        276,908
    60,000       NORTHERN TRUST CORP .................      2,175,000
    14,141       OLD NATIONAL BANCORP ................        555,034
     4,000       STATE STREET BOSTON CORP ............        258,000
    42,900       SYNOVUS FINANCIAL CORP ..............      1,378,162
    12,795       TRUSTCO BANK CORP ...................        273,493
     4,400       U.S. TRUST CORP NEW .................        347,600
    10,700       WILMINGTON TRUST CORP ...............        422,650
                                                         ------------
                                                           28,995,472
                                                         ------------
               BEVERAGES--3.47%
    37,550       ANHEUSER BUSCH COS, INC .............      1,502,000
    11,400       BROWN FORMAN, INC (CLASS B) .........        521,550
 1,021,400       COCA COLA CO ........................     53,751,175
    23,700       COCA COLA ENTERPRISES, INC ..........      1,149,450
   923,750       PEPSICO, INC ........................     27,019,687
     4,200     o ROBERT MONDAVI CORP (CLASS A) .......        153,300
                                                         ------------
                                                           84,097,162
                                                         ------------
               BROADCASTERS--0.61%
    12,300     o ACKERLEY COMMUNICATIONS, INC ........        144,525
     9,675     o ASSOCIATED GROUP, INC (CLASS A) .....        297,506
       575     o ASSOCIATED GROUP, INC (CLASS B) .....         17,106
    22,000     o CLEAR CHANNEL COMMUNICATIONS, INC ...        794,750
    18,400       COMCAST CORP (CLASS A) ..............        324,300
    91,143       COMCAST CORP (CLASS A) SPL ..........      1,623,484
    14,600     o DATA BROADCASTING CORP ..............        102,200
    11,700     o EVERGREEN MEDIA CORP (CLASS A) ......        292,500
    26,920       GAYLORD ENTERTAINMENT CO ............        615,795
    11,100       HARTE-HANKS COMMUNICATIONS, INC .....        308,025
    18,400     o HERITAGE MEDIA CORP (CLASS A) NEW ...        207,000
    49,150     o INFINITY BROADCASTING CORP (CLASS A)       1,652,668
     5,000     o JACOR COMMUNICATIONS, INC
                  WTS 9/18/01 ........................         10,000
    62,350     o LIBERTY MEDIA GROUP (CLASS A) .......      1,780,871
     5,400     o LIN TELEVISION CORP .................        228,150
    10,400     o NATIONAL MEDIA CORP .................         72,800
     2,800       SCRIPPS (E.W.) CO (CLASS A) .........         98,000
     8,300       TCA CABLE TV, INC ...................        250,037
    24,460     o TCI SATELLITE ENTERTAINMENT (CLASS A)        241,542
   265,300     o TELE-COMMUNICATIONS, INC
                  (CLASS A) NEW ......................      3,465,481
     3,700       UNITED TELEVISION, INC ..............        318,662
    12,196     o VIACOM, INC (CLASS A) ...............        420,762
    44,587     o VIACOM, INC (CLASS B) ...............      1,554,971
                                                         ------------
                                                           14,821,135
                                                         ------------
               BUSINESS SERVICES--1.40%
    28,099     o ACCUSTAFF, INC ......................        593,591
    24,866     o ACNEILSEN CORP ......................        376,098
     7,900       ADVO, INC ...........................        110,600
    14,400     o AFFILIATED COMPUTER SERVICES, INC
                  (CLASS A) ..........................        428,400
     7,300     o ALLIANCE SEMICONDUCTOR CORP .........         52,012
     7,600     o ALTERNATIVE RESOURCES CORP ..........        132,050
    35,700     o AMERICA ONLINE, INC .................      1,187,025
     6,600     o AMRE, INC ...........................         10,725
    22,200     o APOLLO GROUP, INC (CLASS A) .........        742,312
    17,700       AUTODESK, INC .......................        495,600
    41,100       BLOCK (H&R), INC ....................      1,191,900
     2,500     o CABLEVISION SYSTEMS CORP (CLASS A) ..         76,562
    27,900     o CALGENE, INC ........................        139,500

                       See notes to financial statements.

    SHARES                                                     VALUE
    ------                                                    -------
               BUSINESS SERVICES--(CONTINUED)
    10,200     o CATALINA MARKETING CORP .............   $    562,275
    15,900     o CHECKPOINT SYSTEMS, INC .............        393,525
    10,400       CINTAS CORP .........................        611,000
    60,700       COGNIZANT CORP ......................      2,003,100
     7,200     o COMPUTER HORIZONS CORP ..............        277,200
    27,100     o COMPUTERVISION CORP .................        250,675
    29,900     o CORPORATE EXPRESS, INC ..............        880,181
    37,000     o CORRECTIONS CORP OF AMERICA .........      1,133,125
     8,100     o CREDENCE SYSTEMS CORP ...............        163,012
     7,700     o DATA TRANSMISSION NETWORK CORP ......        171,325
     7,000       DELUXE CORP .........................        229,250
    18,300     o DEVRY, INC ..........................        430,050
     3,500     o DIALOGIC CORP .......................        110,250
    18,500       DIEBOLD, INC ........................      1,163,187
    13,761     o DOUBLETREE CORP .....................        619,245
     4,400     o ENCAD, INC ..........................        181,500
    11,800     o FAIRCHILD CORP (CLASS A) ............        174,050
    15,700     o FORE SYSTEMS, INC ...................        516,137
     7,500     o FRANKLIN QUEST CO ...................        157,500
    10,300     o FRITZ COS, INC ......................        131,325
     7,500     o GATEWAY 2000, INC ...................        401,718
     8,000     o GENERAL MAGIC, INC ..................         18,500
     9,200       HARLAND (JOHN H.) CO ................        303,600
     4,500     o INSO CORP ...........................        178,875
     9,300     o INTERIM SERVICES, INC ...............        330,150
    30,700       INTERPUBLIC GROUP OF COS, INC .......      1,458,250
     5,000     o ITRON, INC ..........................         88,750
     7,800       KELLY SERVICES, INC (CLASS A) .......        210,600
    33,000       MANPOWER, INC .......................      1,072,500
    17,700     o MCAFEE ASSOCIATES, INC ..............        778,800
     9,300     o MERCURY INTERACTIVE CORP ............        120,900
    10,500     o MICRO WAREHOUSE, INC ................        123,375
    15,500     o NATIONAL EDUCATION CORP .............        236,375
     3,000     o NFO RESEARCH, INC ...................         66,000
    54,450     o OFFICE DEPOT, INC ...................        966,487
    23,898       OLSTEN CORP .........................        361,457
    32,400       OMNICOM GROUP, INC ..................      1,482,300
     3,900     o OPTICAL DATA SYSTEMS, INC ...........         46,800
    26,250       PAYCHEX, INC ........................      1,350,234
    14,300       PITTSTON BRINKS GROUP CO ............        386,100
    12,200     o PREPAID LEGAL SERVICES, INC .........        222,650
     9,888     o PURE ATRIA CORP .....................        244,728
    11,400     o QUARTERDECK CORP ....................         47,025
     5,800     o REMEDY CORP .........................        311,750
    28,300     o ROBERT HALF INTERNATIONAL, INC ......        972,812
     9,100       ROLLINS, INC ........................        182,000
    13,600       SENSORMATIC ELECTRONICS CORP ........        227,800
    98,700       SERVICE CORP INTERNATIONAL ..........      2,763,600
    12,300     o SPECTRUM HOLOBYTE, INC ..............         92,250
    11,400     o STAC, INC ...........................         75,525
    18,100     o SUNGARD DATA SYSTEMS, INC ...........        714,950
     8,250     o SYLVAN LEARNING SYSTEMS, INC ........        235,125
     6,200     o THERMOLASE CORP .....................         97,650
    13,100       TOTAL SYSTEM SERVICES, INC ..........        352,062
     9,600     o TSENG LABORATORIES, INC .............         30,000
    14,300       UNIFIRST CORP .......................        303,875
    10,600     o UNITED STATIONERS, INC ..............        206,700
     6,400       VALSPAR CORP ........................        362,400
    10,900     o VERIFONE, INC .......................        321,550
    10,200       WACKENHUT CORP SERIES A .............        175,950
     5,700     o WIND RIVER SYSTEMS, INC .............        270,037
     7,300     o WONDERWARE CORP .....................         64,901
                                                         ------------
                                                           33,951,398
                                                         ------------

               CHEMICALS--MAJOR--1.65%
     7,600       AIR PRODUCTS & CHEMICALS, INC .......        525,350
     5,500     o APPLIX, INC .........................        120,312
     3,100     o CHEMFIRST, INC (W/I) ................         71,687
     7,000       DOW CHEMICAL CO .....................        548,625
    21,400       DU PONT (E.I.) DE NEMOURS & CO ......      2,019,625
    42,700       HERCULES, INC .......................      1,846,775
     4,935     o MISSISSIPPI CHEMICAL CORP ...........        118,440
   246,050       MONSANTO CO .........................      9,565,193
    11,800     o OAK TECHNOLOGY, INC .................        132,750
     7,400       PPG INDUSTRIES, INC .................        415,325
   520,600       PRAXAIR, INC ........................     24,012,675
     7,500     o QUINTILES TRANSNATIONAL CORP ........        496,875
     5,100     o TECHNE CORP .........................        132,600
                                                         ------------
                                                           40,006,232
                                                         ------------
               CHEMICALS--SPECIALTY--0.58%
    25,300     o AIRGAS, INC .........................        556,600
     4,550       ALBEMARLE CORP ......................         82,468
     4,400       BETZDEARBORN, INC ...................        257,400
    13,300       CROMPTON & KNOWLES CORP .............        256,025
    18,300     o CYTEC INDUSTRIES, INC ...............        743,437
    25,200       ECOLAB, INC .........................        948,150
     5,900     o ENERGY CONVERSION DEVICES, INC ......         80,387
    38,450       ENGELHARD CORP ......................        735,356
    14,500       FOSTER WHEELER CORP .................        538,312
    13,600       GEORGIA GULF CORP ...................        365,500
    36,100       GRACE (W.R.) & CO ...................      1,868,175
     6,100       GREAT LAKES CHEMICAL CORP ...........        285,175
    17,800       ICN PHARMACEUTICALS, INC NEW ........        349,325
     8,500       LOCTITE CORP ........................        517,437
     6,900       LYONDELL PETROCHEMICAL CO ...........        151,800
     6,450     o MCWHORTER TECHNOLOGIES, INC .........        147,543
    49,600       MORTON INTERNATIONAL, INC ...........      2,021,200
     9,200     o MYCOGEN CORP ........................        197,800
     3,400       NALCO CHEMICAL CORP .................        122,825
    19,000       RAYCHEM CORP ........................      1,522,375
    23,550       RPM, INC ............................        400,350
     4,825       SCHULMAN (A.), INC ..................        118,212
    17,700     o SEALED AIR CORP .....................        736,762
    17,200       SIGMA ALDRICH CORP ..................      1,073,925
                                                         ------------
                                                           14,076,539
                                                         ------------
               COMMUNICATION EQUIPMENT &
                 SERVICES--3.85%
    22,700     o 360 COMMUNICATIONS CO ...............        524,937
   226,326     o 3COM CORP ...........................     16,606,670
     8,250     o ACC CORP ............................        249,562
   202,600     o AIRTOUCH COMMUNICATIONS, INC ........      5,115,650
    25,900     o ANDREW CORP .........................      1,374,318
    12,900     o ARCH COMMUNICATIONS GROUP, INC ......        120,937
    50,300     o ASCEND COMMUNICATIONS, INC ..........      3,124,887
     8,900     o AVID TECHNOLOGIES, INC ..............         92,337
    21,300     o BRINKER INTERNATIONAL, INC ..........        340,800
     4,700     o BROADBAND TECHNOLOGIES, INC .........         69,325
     7,800     o CABLE DESIGN TECHNOLOGIES CO ........        242,775
    44,100     o CABLETRON SYSTEMS, INC ..............      1,466,325
    16,600     o CAI WIRELESS SYSTEMS, INC ...........         16,600
    28,800     o CASCADE COMMUNICATIONS CORP .........      1,587,600
     5,400     o CELLULAR COMMUNICATIONS
                  INTERNATIONAL, INC .................        156,600
    10,300     o CELLULAR TECHNICAL SERVICES CO ......        206,000
    14,600     o CENTURY COMMUNICATIONS CORP
                  (CLASS A) ..........................         83,037
     6,200       CENTURY TELEPHONE ENTERPRISES, INC ..        191,425
    46,500     o CHYRON CORP .........................        133,687
     6,500     o CIDCO, INC ..........................        113,750

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               COMMUNICATION EQUIPMENT &
                 SERVICES--(CONTINUED)
   455,900     o CISCO SYSTEMS, INC ..................   $ 29,006,637
    91,300       CORNING, INC ........................      4,222,625
    10,100     o DIGI INTERNATIONAL, INC .............         95,950
     7,600     o DIGITAL MICROWAVE CORP ..............        211,850
    45,900     o DSC COMMUNICATIONS CORP .............        820,462
    21,800     o DSP COMMUNICATIONS, INC .............        422,375
     8,600     o DYNATECH CORP .......................        380,550
     4,800     o EMMIS BROADCASTING CORP (CLASS A) ...        157,200
    10,700     o EXECUTIVE TELECARD LTD ..............         66,875
     8,300     o GENERAL DATACOMM INDUSTRIES, INC ....         87,150
    23,300     o GEOTEK COMMUNICATIONS, INC ..........        166,012
     4,600     o HARMONIC LIGHTWAVES, INC ............         70,725
     7,900     o HIGHWAYMASTER COMMUNICATIONS, INC ...        143,187
    13,600     o INTELIDATA TECHNOLOGIES CORP ........         98,600
    17,600     o INTERDIGITAL COMMUNICATIONS CORP ....        101,200
     9,300     o INTERMEDIA COMMUNICATIONS, INC ......        239,475
    16,200     o INTERNATIONAL FAMILY
                  ENTERTAINMENT INC ..................        251,100
     4,900     o JACOR COMMUNICATIONS, INC ...........        134,137
    39,600     o LCI INTERNATIONAL, INC ..............        851,400
     6,500     o LEVEL ONE COMMUNICATIONS, INC .......        232,375
   142,623     o LUCENT TECHNOLOGIES, INC ............      6,596,313
    12,500     o MACROMEDIA, INC .....................        225,000
     4,300     o MASTEC, INC .........................        227,900
    13,900     o METROCALL, INC ......................         69,717
   111,900     o MFS COMMUNICATIONS CO, INC ..........      6,098,550
     4,600     o NETCOM ON-LINE COMMUNICATIONS
                  SERVICE, INC .......................         59,800
     9,300     o NETWORK EQUIPMENT
                  TECHNOLOGIES, INC ..................        153,450
     4,500     o NEW WORLD COMMUNICATIONS
                  GROUP, INC .........................        113,625
   102,400     o NOVELL, INC .........................        969,600
    23,200     o OCTEL COMMUNICATIONS CORP ...........        406,000
     8,600     o P-COM, INC ..........................        254,775
    41,800     o PAGING NETWORK, INC .................        637,450
    31,200     o PAIRGAIN TECHNOLOGIES, INC ..........        949,650
    14,600     o PANAMSAT CORP .......................        408,800
     9,018     o PHARMACEUTICAL PRODUCT
                  DEVELOPMENT ........................        227,704
    13,700     o PICTURETEL CORP NEW .................        356,200
    15,400     o PMT SERVICES, INC ...................        269,500
     9,300     o PREMISYS COMMUNICATIONS, INC ........        313,875
     5,400     o PROXIM, INC .........................        124,200
    22,100     o QUALCOMM, INC .......................        881,237
     6,900     o RENAISSANCE COMMUNICATIONS CORP .....        246,675
    26,500       SCIENTIFIC-ATLANTA, INC .............        397,500
     3,300     o STANFORD TELECOMMUNICATIONS, INC ....        113,850
    16,100     o TECH DATA CORP ......................        440,737
    65,800     o TELLABS, INC ........................      2,475,725
     3,300     o TELTREND, INC .......................         91,575
    16,400     o VANGUARD CELLULAR SYSTEMS, INC ......        258,300
    11,500     o WINSTAR COMMUNICATIONS, INC .........        241,500
                                                         ------------
                                                           93,186,315
                                                         ------------
               COMPUTER SERVICE--5.81%
     8,100     o ACTEL CORP ..........................        192,375
    25,200     o ACXIOM CORP .........................        604,800
   378,000     o ADAPTEC, INC ........................     15,120,000
    53,100     o ADC TELECOMMUNICATIONS, INC .........      1,652,737
    25,900       ADOBE SYSTEMS, INC ..................        968,012
    19,875     o AMERICAN MANAGEMENT SYSTEMS, INC ....        486,937
    11,500     o AUSPEX SYSTEMS, INC .................        133,687
   118,800       AUTOMATIC DATA PROCESSING, INC ......      5,093,550
     5,800     o AVANT CORP ..........................        184,150
     9,300     o BANCTEC, INC ........................        191,812
    71,555     o BAY NETWORKS, INC ...................      1,493,710
     7,900     o BBN CORP ............................        177,750
     9,900     o BELL & HOWELL CO ....................        235,125
    14,300     o BISYS GROUP, INC ....................        529,993
    41,400     o BMC SOFTWARE, INC ...................      1,712,925
     4,000     o BORLAND INTERNATIONAL, INC ..........         21,750
    11,300     o BOSTON TECHNOLOGY, INC ..............        324,875
     6,500     o BRODERBUND SOFTWARE, INC ............        193,375
    11,900     o C-CUBE MICROSYSTEMS, INC ............        439,556
    37,300     o CADENCE DESIGN SYSTEMS, INC .........      1,482,675
    15,800     o CAMBRIDGE TECHNOLOGY PARTNERS, INC ..        530,287
     2,150     o CDW COMPUTER CENTERS, INC ...........        127,521
     7,600     o CENTENNIAL TECHNOLOGIES, INC ........        395,200
    27,100     o CERIDIAN CORP .......................      1,097,550
     9,700     o CHECKFREE CORP ......................        166,112
    11,600     o CITRIX SYSTEMS, INC .................        453,125
    38,300     o COMPUSA, INC ........................        789,937
   471,825       COMPUTER ASSOCIATES
                  INTERNATIONAL, INC .................     23,473,293
    25,300     o COMPUTER NETWORK TECHNOLOGY CORP ....        126,500
    30,004     o COMPUTER SCIENCES CORP ..............      2,464,078
     7,000     o COMPUTER TASK GROUP, INC ............        301,875
    15,800     o COMPUWARE CORP ......................        791,975
     5,700     o COMSHARE, INC .......................         99,750
     6,400     o CYRIX CORP ..........................        113,600
    11,400     o DIAMOND MULTIMEDIA SYSTEMS, INC .....        135,375
    14,900     o DST SYSTEMS, INC ....................        467,487
    21,000     o ELECTRONIC ARTS, INC ................        628,687
   137,500       ELECTRONIC DATA SYSTEMS CORP ........      5,946,875
    90,700     o EMC CORP ............................      3,004,437
     9,500     o EMPLOYEE SOLUTIONS, INC .............        194,750
     5,400     o EXCALIBUR TECHNOLOGIES CORP .........         85,050
   171,322       FIRST DATA CORP .....................      6,253,253
    19,900     o FISERV, INC .........................        731,325
     5,200     o GEOWORKS ............................        127,400
    19,900     o GT INTERACTIVE SOFTWARE CORP ........        141,787
    33,734       HBO & CO ............................      2,002,956
     7,400     o HNC SOFTWARE ........................        231,250
     7,900     o HYPERION SOFTWARE CORP ..............        167,875
    11,800     o IDENTIX, INC ........................         96,612
    14,800     o IMATION CORP ........................        416,250
     4,100     o IMNET SYSTEMS, INC ..................         99,425
    62,600     o INFORMIX CORP .......................      1,275,475
    11,800     o INTEGRATED SYSTEMS, INC .............        306,800
    10,700     o INTERSOLV, INC ......................         98,975
    14,900     o INTUIT, INC .........................        469,350
     5,100       JACK HENRY & ASSOCIATES INC .........        182,325
    17,100     o KEANE, INC ..........................        542,925
    14,614     o LEARNING CO, INC ....................        210,076
     9,300     o LEGATO SYSTEMS, INC .................        303,412
     7,000     o MDL INFORMATION SYSTEM, INC .........        130,375
    11,400     o MEDIC COMPUTER SYSTEMS, INC .........        459,562
    24,100     o MENTOR GRAPHICS CORP ................        234,975
    14,500     o MICROCHIP TECHNOLOGY, INC ...........        737,687
     6,300     o MICRON ELECTRONICS, INC .............        122,456
   327,200     o MICROSOFT CORP ......................     27,034,900
    12,400       NATIONAL DATA CORP ..................        539,400
    15,700     o NETMANAGE, INC ......................         94,200
    18,800     o NETSCAPE COMMUNICATIONS CORP ........      1,069,250
     5,400     o NETWORK GENERAL CORP ................        163,350
     6,300     o NETWORK PERIPHERALS, INC ............        111,825
     7,400     o OBJECTIVE SYSTEMS INTEGRATORS, INC ..        176,675
   208,775     o ORACLE CORP .........................      8,716,356
    55,200     o PARAMETRIC TECHNOLOGY CORP ..........      2,835,900
    32,500     o PEOPLESOFT, INC .....................      1,557,968

                       See notes to financial statements.

    SHARES                                                     VALUE
    ------                                                    -------

               COMPUTER SERVICE--(C0NTINUED)
    10,000     o PHOENIX TECHNOLOGIES LTD ............   $    161,250
     9,200     o PHYSICIAN COMPUTER NETWORK, INC .....         78,200
    23,400     o PLATINUM TECHNOLOGY, INC ............        318,825
     6,000     o POLICY MANAGEMENT SYSTEMS CORP ......        276,750
     3,700     o PROJECT SOFTWARE &
                  DEVELOPMENT, INC ...................        156,787
     9,800     o PSINET, INC .........................        106,575
    16,100     o RATIONAL SOFTWARE CORP ..............        636,956
     8,600     o READ RITE CORP ......................        217,150
    38,300       REYNOLDS & REYNOLDS CO (CLASS A) ....        995,800
    12,600     o SAFEGUARD SCIENTIFICS, INC ..........        400,050
    12,900     o SECURITY DYNAMICS TECHNOLOGIES, INC .        406,350
     9,900       SEI CORP ............................        220,275
    11,500       SHARED MEDICAL SYSTEMS CORP .........        566,375
    10,200     o SHIVA CORP ..........................        355,725
     5,600     o SPYGLASS, INC .......................         70,000
    32,596     o STERLING COMMERCE INC ...............      1,149,009
    13,900     o STERLING SOFTWARE, INC ..............        439,587
    13,600     o STRUCTURAL DYNAMICS RESEARCH CORP ...        272,000
    30,000     o SYBASE, INC .........................        500,625
    20,000     o SYMANTEC CORP .......................        290,000
    16,700     o SYNOPSYS, INC .......................        772,375
    11,500       SYSTEM SOFTWARE ASSOCIATES, INC .....        122,187
     8,000     o SYSTEMSOFT CORP .....................        119,000
     6,200     o THE PEAK TECHNOLOGIES GROUP, INC ....         74,400
    13,300     o TRANSACTION SYSTEM ARCHITECTURE .....        442,225
     5,400     o TRIDENT MICROSYSTEMS, INC ...........         91,125
     7,500     o VIASOFT INC .........................        354,375
     6,100     o VIDEOSERVER, INC ....................        259,250
     9,500     o VIEWLOGIC SYSTEMS, INC ..............        108,062
     7,900     o XIRCOM, INC .........................        171,825
     8,700     o ZEBRA TECHNOLOGY CORP ...............        203,362
                                                         ------------
                                                          140,612,083
                                                         ------------
               CONGLOMERATES--0.80%
    54,000       ALCO STANDARD CORP ..................      2,787,750
    71,000       ALLIED SIGNAL, INC ..................      4,757,000
    11,000     o ANIXTER INTERNATIONAL, INC ..........        177,375
     9,100     o BLYTH INDUSTRIES, INC ...............        415,187
    23,975     o CONCORD EFS, INC ....................        677,293
    23,000     o COPYTELE, INC .......................        113,562
     7,350       CRANE CO ............................        213,150
    15,600     o METROMEDIA INTERNATIONAL GROUP INC ..        154,050
    50,800       MINNESOTA MINING & MANUFACTURING CO .      4,210,050
     7,300       STANDEX INTERNATIONAL CORP ..........        225,387
    58,500       TYCO INTERNATIONAL LTD ..............      3,093,187
    16,800       UNITED TECHNOLOGIES CORP ............      1,108,800
    36,900       VIAD CORP ...........................        608,850
    40,000       WHITMAN CORP ........................        915,000
                                                         ------------
                                                           19,456,641
                                                         ------------

               CONSTRUCTION--MATERIALS &
                 BUILDERS--0.35%
     5,900       CARLISLE COS, INC ...................        356,950
     7,400     o CDI CORP ............................        209,975
    22,020     o CHAMPION ENTERPRISES, INC ...........        429,390
    36,620       CLAYTON HOMES, INC ..................        494,370
    12,000       FASTENAL CO .........................        549,000
     8,200     o JACOBS ENGINEERING GROUP, INC .......        193,725
    39,100       MASCO CORP ..........................      1,407,600
     6,900       MEDUSA CORP .........................        237,187
     5,400     o NCI BUILDING SYSTEMS, INC ...........        186,300
    19,900       OAKWOOD HOMES CORP ..................        455,212
    18,300       OWENS CORNING CO ....................        780,037
     7,700       PITTWAY CORP (CLASS A) ..............        411,950
     4,500       SHERWIN-WILLIAMS CO .................        252,000
    38,264       SIMON DEBARTOLO GROUP, INC ..........      1,186,184
    12,700     o SOLA INTERNATIONAL, INC .............        482,600
    18,800     o USG CORP ............................        636,850
     9,400       WATSCO, INC .........................        271,425
                                                         ------------
                                                            8,540,755
                                                         ------------
               CONTAINERS--0.10%
    33,150       CROWN CORK & SEAL CO, INC ...........      1,802,531
    21,200     o GAYLORD CONTAINER CO ................        129,850
    16,400     o OWENS ILLINOIS, INC .................        373,100
                                                         ------------
                                                            2,305,481
                                                         ------------
               COSMETICS--0.93%
    51,900       AVON PRODUCTS, INC ..................      2,964,787
     1,500       CARTER WALLACE, INC .................         23,437
   182,100       GILLETTE CO .........................     14,158,275
    38,500       INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ....................      1,732,500
   115,300     o NU SKIN ASIA PACIFIC, INC (CLASS A) .      3,559,887
                                                         ------------
                                                           22,438,886
                                                         ------------
               ELECTRICAL EQUIPMENT--4.18%
   221,500       ABB AB SERIES A .....................     24,978,803
    32,500     o AMERICAN POWER CONVERSION CORP ......        885,625
    12,100       AMETEK, INC .........................        269,225
    10,500       BELDEN, INC .........................        388,500
    49,100       DURACELL INTERNATIONAL, INC .........      3,430,862
    27,300       EMERSON ELECTRIC CO .................      2,641,275
   583,000       GENERAL ELECTRIC CO .................     57,644,125
     2,600       GRAINGER (W.W.), INC ................        208,650
    16,800       HONEYWELL, INC ......................      1,104,600
     7,140       HUBBELL, INC (CLASS B) ..............        308,805
   129,700       THOMAS & BETTS CORP .................      5,755,437
   178,800       WESTINGHOUSE ELECTRIC CORP ..........      3,553,650
                                                         ------------
                                                          101,169,557
                                                         ------------





               ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--8.31%
    13,800     o ADVANCED MICRO DEVICES, INC .........        355,350
    17,300     o ALTERA CORP .........................      1,257,493
     6,600     o ALTRON, INC .........................        138,600
    47,700       AMP, INC ............................      1,830,487
    15,900     o AMPHENOL CORP (CLASS A) .............        353,775
    54,500     o ANALOG DEVICES, INC .................      1,846,187
   461,200     o ARROW ELECTRONICS, INC ..............     24,674,200
    40,600     o ATMEL CORP ..........................      1,344,875
     3,300       AVNET, INC ..........................        192,225
     7,100       AVX CORP ............................        152,650
     7,700     o CALIFORNIA AMPLIFIER, INC ...........         47,162
     9,400     o CHIPS & TECHNOLOGIES, INC ...........        171,550
     6,500     o CHRONIMED, INC ......................         88,562
    22,900     o CIRRUS LOGIC, INC ...................        354,950
    13,700     o COMPUCOM SYSTEMS, INC ...............        147,275
    11,000     o COMPUTER PRODUCTS, INC ..............        214,500
     9,600     o COMVERSE TECHNOLOGY, INC ............        363,000
     6,800     o CREE RESEARCH, INC ..................         63,750
    19,000     o CYPRESS SEMICONDUCTOR CORP ..........        268,375
     9,900       DALLAS SEMICONDUCTOR CORP ...........        227,700
     5,700     o DII GROUP, INC ......................        132,525
     8,300     o ESS TECHNOLOGY ......................        233,437
     9,400       FISHER SCIENTIFIC INTERNATIONAL, INC         442,975
    56,700     o GENERAL INSTRUMENT CORP NEW .........      1,226,137
     3,400     o HADCO CORP ..........................        166,600
     5,200       HELIX TECHNOLOGY CORP ...............        150,800
     1,900     o HUTCHINSON TECHNOLOGY, INC ..........        144,400
    10,000     o IMP, INC ............................         22,187
    20,700     o INTEGRATED DEVICE TECHNOLOGY, INC ...        282,037

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--(CONTINUED)
   523,700       INTEL CORP ..........................   $ 68,571,968
    19,200     o INTERNATIONAL RECTIFIER CORP ........        292,800
    15,400     o KEMET CORP ..........................        358,050
    11,100     o KENT ELECTRONICS CORP ...............        285,825
     9,800     o LAM RESEARCH CORP ...................        275,625
     9,200     o LATTICE SEMICONDUCTOR CORP ..........        423,200
   845,600       LINEAR TECHNOLOGY CO ................     37,100,700
    51,600     o LSI LOGIC CORP ......................      1,380,300
   539,700     o MAXIM INTEGRATED PRODUCTS ...........     23,342,025
     7,300     o MEMC ELECTRONIC MATERIALS, INC ......        164,250
    14,900       METHODE ELECTRONICS, INC (CLASS A) ..        301,725
    73,200       MICRON TECHNOLOGY, INC ..............      2,131,950
    28,575       MOLEX, INC ..........................      1,117,996
   241,100       MOTOROLA, INC .......................     14,797,512
     7,800     o MRV COMMUNICATIONS, INC .............        169,650
    10,100     o MYLEX CORP ..........................        126,250
     7,400     o OAK INDUSTRIES, INC NEW .............        170,200
    14,200       PIONEER-STANDARD ELECTRONICS, INC ...        186,375
     5,600     o PLANTRONICS, INC ....................        252,000
     7,600     o ROBOTIC VISION SYSTEMS, INC .........         90,250
    21,200     o S3, INC .............................        344,500
     8,500     o SANMINA CORP ........................        480,250
     7,500     o SEMITOOL, INC .......................         71,250
    12,000     o SIERRA SEMICONDUCTOR CORP ...........        180,000
     9,500     o SYMBOL TECHNOLOGIES, INC ............        420,375
     8,500     o SYMMETRICOM, INC ....................        168,937
     6,600     o TCSI CORP ...........................         41,250
    54,400       TEXAS INSTRUMENTS, INC ..............      3,468,000
    10,000     o TRIMBLE NAVIGATION LTD ..............        115,000
    36,000     o U.S. ROBOTICS CORP ..................      2,592,000
     7,900     o UCAR INTERNATIONAL INC ..............        297,237
     8,100     o UNIPHASE CORP .......................        425,250
     5,700     o UNITRODE CORP .......................        167,437
    15,000     o VICOR CORP ..........................        250,312
     8,785     o VISHAY INTERTECHNOLOGY, INC .........        205,349
     8,300     o VITESSE SEMICONDUCTOR CORP ..........        377,650
    14,600     o VLSI TECHNOLOGY, INC ................        348,575
    11,100     o WATERS CORP .........................        337,162
    16,700     o WESTERN DIGITAL CORP ................        949,812
     3,800       WYLE ELECTRONICS ....................        150,100
    32,900     o XILINX, INC .........................      1,211,131
     7,200     o ZILOG, INC ..........................        188,100
                                                         ------------
                                                          201,222,092
                                                         ------------

               ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.35%
    73,400     o APPLIED MATERIALS, INC ..............      2,637,812
    23,300     o AURA SYSTEMS, INC ...................         50,968
    11,200     o DIONEX CORP .........................        392,000
     8,200     o ELECTROGLAS, INC ....................        132,225
    11,600     o ELECTRONICS FOR IMAGING, INC ........        954,100
     4,700     o EPIC DESIGN TECHNOLOGY, INC .........        117,500
    10,000     o GENRAD, INC .........................        232,500
    18,500     o INPUT/OUTPUT, INC ...................        342,250
    20,700     o KLA INSTRUMENTS CORP ................        734,850
     7,300     o KULICHE & SOFFA INDUSTRIES, INC .....        138,700
    17,000     o LTX CORP ............................         99,875
     7,400     o NORTHFIELD LABORATORIES, INC ........         79,550
    18,500       PERKIN-ELMER CORP ...................      1,089,187
     6,400     o SILICON VALLEY GROUP, INC ...........        128,800
     1,800       TEKTRONIX, INC ......................         92,250
    11,800     o TENCOR INSTRUMENTS ..................        311,225
    17,300     o TERADYNE, INC .......................        421,687
     6,500     o THERMO INSTRUMENT SYSTEMS, INC ......        215,312
    10,100       X RITE, INC .........................        166,650
                                                         ------------
                                                            8,337,441
                                                         ------------
               ENVIRONMENTAL CONTROL--0.37%
    35,100     o ALLIED WASTE INDUSTRIES, INC ........        324,675
    11,600       BROWNING FERRIS INDUSTRIES, INC .....        304,500
    10,100     o CULLIGAN WATER TECHNOLOGIES, INC ....        409,050
    62,500     o REPUBLIC INDUSTRIES, INC ............      1,949,218
    16,650     o U.S. FILTER CORP ....................        528,637
    44,000     o U.S.A. WASTE SERVICES, INC ..........      1,402,500
    22,100     o UNITED WASTE SYSTEMS, INC ...........        759,687
   100,800       WMX TECHNOLOGIES, INC ...............      3,288,600
                                                         ------------
                                                            8,966,867
                                                         ------------
               FINANCIAL--MISCELLANEOUS--2.90%
     6,500       AAMES FINANCIAL CORP ................        233,187
    17,000       ADVANTA CORP (CLASS A) ..............        726,750
     2,100       AMBAC, INC ..........................        139,387
    64,600       AMERICAN EXPRESS CO .................      3,649,900
    15,000       CARR REALTY CORP ....................        438,750
     4,000       CASE CORP ...........................        218,000
    33,000     o CATELLUS DEVELOPMENT CORP ...........        375,375
     6,200       CMAC INVESTMENT CORP ................        227,850
     5,197       COUNTRYWIDE CREDIT INDUSTRIES, INC ..        148,764
     9,200     o CREDIT ACCEPTANCE CORP ..............        216,200
    11,400       DEAN WITTER, DISCOVER & CO ..........        755,250
     6,800     o EIS INTERNATIONAL, INC ..............         58,650
     6,900     o ENVOY CORP ..........................        258,750
    34,400       FEDERAL HOME LOAN MORTGAGE CORP .....      3,788,300
   304,800       FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION ........................     11,353,800
     4,200       FINOVA GROUP, INC ...................        269,850
   781,800       FIRST USA, INC ......................     27,069,825
    22,300       FRANKLIN RESOURCES, INC .............      1,524,762
    21,400     o GARTNER GROUP, INC (CLASS A) NEW ....        833,262
    11,900       GENERAL GROWTH PROPERTIES, INC ......        383,775
    59,600       GREEN TREE FINANCIAL CORP ...........      2,302,050
    27,213       HOUSEHOLD INTERNATIONAL, INC ........      2,510,399
    78,900       MBNA CORP ...........................      3,274,350
    58,050       MERCURY FINANCE CO ..................        711,112
    17,400       MILLS CORP ..........................        415,425
    14,600     o OLYMPIC FINANCIAL LTD ...............        209,875
    12,300       PENNCORP FINANCIAL GROUP, INC .......        442,800
    17,500       PIONEER GROUP, INC ..................        415,625
    20,900       PRICE (T. ROWE) ASSOCIATES, INC .....        909,150
     6,200       QUICK & REILLY GROUP, INC ...........        185,225
    47,900       SCHWAB (CHARLES) CORP ...............      1,532,800
    14,900       SPIEKER PROPERTIES, INC .............        536,400
    18,800       STUDENT LOAN MARKETING ASSOCIATION ..      1,750,750
    14,450       THE MONEY STORE, INC ................        399,181
    13,600       TIG HOLDINGS, INC ...................        460,700
    22,000       UNITED ASSET MANAGEMENT CORP ........        585,750
     7,700       UNITED COS FINANCIAL CORP ...........        205,012
    11,200       VORNADO REALTY TRUST ................        588,000
                                                         ------------
                                                           70,104,991
                                                         ------------

               FOODS--3.42%
    47,900       CAMPBELL SOUP CO ....................      3,843,975
    86,200       CONAGRA, INC ........................      4,288,450
   313,200       CPC INTERNATIONAL, INC ..............     24,273,000
    19,000       DOLE FOOD, INC ......................        643,625
     3,344       EARTHGRAINS CO ......................        174,724
     9,900       FLOWERS INDUSTRIES, INC .............        212,850
   417,300       GENERAL MILLS, INC ..................     26,446,387
    36,000     o GENERAL NUTRITION COS, INC ..........        607,500
    58,600       HEINZ (H.J.) CO .....................      2,094,950

                       See notes to financial statements.

    SHARES                                                    VALUE
    ------                                                   -------

               FOODS--(CONTINUED)
    24,100       HERSHEY FOODS CORP ..................   $  1,054,375
    31,800       KELLOGG CO ..........................      2,086,875
     9,500       LANCE, INC ..........................        171,000
     7,700       MCCORMICK & CO, INC (NON-VOTE) ......        181,431
    17,100       NABISCO HOLDINGS CORP (CLASS A) .....        664,762
    10,200       NATURES SUNSHINE PRODUCTS, INC ......        183,600
    29,000       PIONEER-HI-BRED INTERNATIONAL, INC ..      2,030,000
    11,200       QUAKER OATS CO ......................        427,000
     9,000     o RALCORP HOLDINGS, INC ...............        190,125
    36,050       RALSTON PURINA CO ...................      2,645,168
    20,500       RICHFOOD HOLDINGS, INC ..............        497,125
   169,400       SARA LEE CORP .......................      6,310,150
     7,200     o SMITHFIELD FOODS, INC ...............        273,600
     7,200     o THE CHEESECAKE FACTORY CO ...........        130,500
     9,300       TOOTSIE ROLL INDUSTRIES, INC ........        368,512
     8,100       TYSON FOODS, INC ....................        277,425
     9,600     o WHOLE FOODS MARKET, INC .............        216,000
    42,800       WRIGLEY (WM) JR CO ..................      2,407,500
                                                         ------------
                                                           82,700,609
                                                         ------------
               HEALTHCARE--DRUGS--6.92%
     5,900     o AGOURON PHARMACEUTICALS, INC ........        399,725
    12,100     o ALLIANCE PHARMACEUTICAL CORP ........        164,862
    35,200     o ALZA CORP ...........................        910,800
   183,900       AMERICAN HOME PRODUCTS CORP .........     10,781,137
   108,600     o AMGEN, INC ..........................      5,905,125
    11,100     o AMYLIN PHARMACEUTICALS, INC .........        144,300
    10,650       ARBOR DRUGS, INC ....................        185,043
     5,800     o BIO-RAD LABORATORIES, INC (CLASS A) .        174,000
    24,600     o BIO-TECHNOLOGY GENERAL CORP .........        322,875
    29,000     o BIOGEN, INC .........................      1,123,750
    96,600       BRISTOL MYERS SQUIBB CO .............     10,505,250
     5,700     o CELLPRO, INC ........................         71,250
    22,100     o CENTOCOR, INC .......................        790,075
    10,200     o CEPHALON, INC .......................        209,100
    66,216     o CHIRON CORP .........................      1,233,273
    14,500     o COLUMBIA LABORATORIES, INC ..........        210,250
     5,400     o CURATIVE HEALTH SERVICES, INC .......        149,512
     7,700     o CYGNUS, INC .........................        111,650
    38,700     o CYTOGEN CORP ........................        212,850
    18,600     o DURA PHARMACEUTICALS, INC ...........        888,150
    10,660     o ENZO BIOCHEMICAL, INC ...............        193,212
    15,900     o FOREST LABORATORIES, INC ............        520,725
    15,900     o GENZYME CORP (GENERAL DIVISION) .....        345,825
    37,710     o GENZYME CORP (TISSUE REPAIR DIVISION)        268,683
    13,700     o GILEAD SCIENCES, INC ................        342,500
    15,600     o ICOS CORP ...........................        118,950
     6,400     o IDEC PHARMACEUTICALS CORP ...........        152,000
     9,200     o IMMUNEX CORP NEW ....................        179,400
    15,800     o INTERNEURON PHARMACEUTICALS, INC ....        410,800
    12,500     o ISIS PHARMACEUTICALS, INC ...........        225,000
    43,100       IVAX CORP ...........................        441,775
    11,300       JONES MEDICAL INDUSTRIES, INC .......        413,862
    13,200     o LIGAND PHARMACEUTICALS CO (CLASS A) .        196,350
   489,484       LILLY (ELI) & CO ....................     35,732,332
    15,300     o LIPOSOME CO, INC ....................        292,612
   326,800    ~o MARTEK BIOSCIENCES CORP .............      6,536,000
   109,440    ~o MARTEK BIOSCIENCES CORP WTS 5/18/98 .      1,104,249
     8,900     o MATRIX PHARMACEUTICALS, INC .........         54,512
     5,400       MCKESSON CORP NEW ...................        302,400
   497,500     * MERCK & CO, INC .....................     39,426,875
    49,900       MYLAN LABORATORIES, INC .............        835,825
    10,000     o NEOPROBE CORP .......................        153,750
     7,400     o NEUREX CORP .........................        125,800
     7,200     o NEUROGEN CORP .......................        138,600
     9,200     o NOVEN PHARMACEUTICALS, INC ..........        128,800
   262,300       PFIZER, INC .........................     21,738,112
    84,000       PHARMACIA & UPJOHN, INC .............      3,328,500
     5,600     o PROTEIN DESIGN LABORATORIES, INC ....        204,400
    10,600     o REGENERON PHARMACEUTICALS, INC ......        170,925
    14,300       RHONE-POULNEC RORER, INC ............      1,117,187
     5,600     o ROBERTS PHARMACEUTICAL CORP .........         63,000
    10,700     o SCHERER (R.P.) CORP .................        537,675
   151,200       SCHERING-PLOUGH CORP ................      9,790,200
    11,100     o SEPRACOR, INC .......................        184,537
    14,900     o SEQUUS PHARMACEUTICALS, INC .........        238,400
     8,200     o SOMATOGEN, INC ......................         90,200
    10,500     o THERMEDICS, INC .....................        190,312
     9,400     o U.S. BIOSCIENCE, INC ................        118,675
     9,700     o VERTEX PHARMACEUTICALS, INC .........        390,425
     7,800     o VICAL, INC ..........................        128,700
    74,300       WARNER-LAMBERT CO ...................      5,572,500
    13,400     o WATSON PHARMACEUTICALS, INC .........        602,162
                                                         ------------
                                                          167,599,724
                                                         ------------
               HEALTHCARE--HOSPITAL SUPPLY--4.16%
   319,000       ABBOTT LABORATORIES CO ..............     16,189,250
    17,400     o AMERICAN ONCOLOGY RESOURCES, INC ....        178,350
     9,400       BARD (C.R.), INC ....................        263,200
    49,600       BECTON DICKINSON & CO ...............      2,151,400
     9,500     o CNS, INC ............................        136,562
     7,400     o CONMED CORP .........................        151,700
   795,100       DENTSPLY INTERNATIONAL, INC NEW .....     37,767,250
     6,700     o ENDOSONICS CORP .....................        102,175
    31,181       GUIDANT CORP ........................      1,777,317
     7,200     o GULF SOUTH MEDICAL SUPPLY, INC ......        184,500
     9,700     o HAEMONETICS CORP ....................        183,087
     6,400     o HOLOGIC, INC ........................        158,400
    39,400     o IMATRON, INC ........................        130,512
     9,600     o ISOLYSER CO, INC ....................         67,200
   544,476       JOHNSON & JOHNSON CO ................     27,087,681
     6,100     o LIFECORE BIOMEDICAL, INC ............        109,800
   268,000       MILLIPORE CORP ......................     11,088,500
    18,500     o NABI, INC ...........................        161,875
    15,000     o NEUROMEDICAL SYSTEMS, INC ...........        198,750
     8,400     o ORGANOGENESIS, INC ..................        194,250
    18,950       OWENS & MINOR, INC NEW ..............        194,237
     9,300     o PATTERSON DENTAL CO .................        262,725
    17,900     o PHYSICIAN SALES & SERVICE, INC ......        257,312
     7,300     o POSSIS MEDICAL, INC .................        152,387
    10,300     o RESPIRONICS, INC ....................        178,962
     9,200     o SOFAMOR DANEK GROUP, INC ............        280,600
     8,300     o TECNOL MEDICAL PRODUCTS, INC ........        125,537
    20,100       U.S. SURGICAL CORP ..................        791,437
     7,900     o VENTRITEX, INC ......................        194,537
                                                         ------------
                                                          100,719,493
                                                         ------------
               HEALTHCARE--OTHER--1.01%
     6,650     o ACCESS HEALTH, INC ..................        297,587
     5,900     o ADVANCED TECHNOLOGY
                  LABORATORIES, INC ..................        182,900
    16,100     o ADVANCED TISSUE SCIENCE CO ..........        153,956
    15,100       ALLERGAN, INC .......................        537,937
     9,700     o AMERICAN MEDICAL RESPONSE, INC ......        315,250
     5,400       ARROW INTERNATIONAL, INC ............        155,250
    17,500       BALLARD MEDICAL PRODUCTS CO .........        325,937
    46,400       BIOMET, INC .........................        701,800
    42,523     o BOSTON SCIENTIFIC CORP ..............      2,551,380
    36,500     o CORAM HEALTHCARE CORP ...............        182,500
    11,800     o COVENTRY CORP .......................        109,334

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               HEALTHCARE--OTHER--(CONTINUED)
    14,900     o CREATIVE BIOMOLECULES, INC ..........   $    154,587
     6,700       DIAGNOSTIC PRODUCTS CORP ............        173,362
     8,800     o EPITOPE, INC ........................        101,200
    34,410     o FRESENIUS MEDICAL CARE AG. ADR ......        967,781
    11,750     o GENESIS HEALTH VENTURES, INC ........        365,718
    18,200       HILLENBRAND INDUSTRIES, INC .........        659,750
     9,400     o HUMAN GENOME SCIENCES, INC ..........        383,050
    14,900     o IDEXX LABORATORIES, INC .............        536,400
    27,500     o MEDAPHIS CORP .......................        307,656
    98,150       MEDTRONIC, INC ......................      6,674,200
    11,500       MENTOR CORP .........................        339,250
    25,800     o NELLCOR PURITAN BENNETT, INC ........        564,375
     4,000     o NEOPATH, INC ........................         73,000
    48,150       PALL CORP ...........................      1,227,825
    10,200     o PHYSICIAN RELIANCE NETWORK, INC .....         79,050
     5,200     o RESEARCH MEDICAL, INC ...............        119,600
    32,800     o ST. JUDE MEDICAL, INC ...............      1,398,100
    15,200     o STERIS CORP .........................        661,200
    34,400       STEWART ENTERPRISES, INC (CLASS A) ..      1,169,600
    30,000       STRYKER CORP ........................        896,250
    12,000     o SUMMIT TECHNOLOGY, INC ..............         66,000
     5,400     o SUNRISE MEDICAL, INC ................         85,725
    22,400     o SYBRON INTERNATIONAL CORP ...........        739,200
     5,700     o SYNETIC, INC ........................        276,450
     4,600     o TARGET THERAPEUTICS, INC ............        193,200
     7,800     o THERMO CARDIOSYSTEMS, INC ...........        234,000
     6,000     o THERMOTREX CORP .....................        164,250
    10,200     o UROMED CORP .........................         99,450
     8,000     o VIVUS, INC ..........................        290,000
                                                         ------------
                                                           24,514,060
                                                         ------------
               HEALTHCARE--SERVICE--5.45%
   393,915       AETNA, INC ..........................     31,513,200
     5,400     o AMERICAN HOMEPATIENT, INC ...........        147,150
    11,400     o AMERISOURCE HEALTH CORP (CLASS A) ...        550,050
    12,400       ANALYSTS INTERNATIONAL CORP .........        350,300
    19,300     o APRIA HEALTHCARE GROUP, INC .........        361,875
    13,200     o BEVERLY ENTERPRISES CO ..............        168,300
   601,326       CARDINAL HEALTH, INC ................     35,027,239
    10,500     o CERNER CORP .........................        162,750
   276,230       COLUMBIA/HCA HEALTHCARE CORP ........     11,256,372
     5,000       FAIR ISSAC & CO, INC ................        195,625
     4,744     o FHP INTERNATIONAL CORP ..............        176,121
    21,400     o FOUNDATION HEALTH CORP ..............        679,450
    17,100     o HEALTH CARE & RETIREMENT CORP .......        489,487
    10,600       HEALTH CARE PROPERTY INVESTORS, INC .        371,000
    41,212     o HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) NEW ......................        927,270
     9,700     o HEALTH MANAGEMENT SYSTEMS, INC ......        135,800
    16,800     o HEALTH SYSTEMS INTERNATIONAL, INC ...        415,800
    14,700     o HEALTHCARE COMPARE CO ...............        622,912
    25,300     o HEALTHSOURCE, INC ...................        332,062
    62,378     o HEALTHSOUTH CORP ....................      2,409,350
     6,000     o HORIZON/CMS HEALTHCARE CORP .........         75,750
    56,800     o HUMANA, INC .........................      1,086,300
     5,400     o I-STAT CORP .........................        128,250
     4,300     o INTEGRATED SILICON SOLUTION, INC ....         37,087
    13,200       INVACARE CORP .......................        363,000
    19,804     o LABORATORY CORP OF AMERICA
                  HOLDINGS ...........................         56,936
     2,560     o LABORATORY CORP OF AMERICA
                  HOLDINGS WTS 4/28/00 ...............            240
    13,400     o LINCARE HOLDINGS, INC ...............        549,400
     6,700     o LIVING CENTERS OF AMERICA, INC ......        185,925
    18,400       MANOR CARE, INC .....................        496,800
     5,800     o MARINER HEALTH GROUP, INC ...........         48,575
    23,400     o MATRIA HEALTHCARE, INC ..............        111,150
     9,900     o MAXICARE HEALTH PLANS, INC ..........        220,275
   350,751     o MEDPARTNERS, INC ....................      7,365,771
    15,500     o MID ATLANTIC MEDICAL SERVICES, INC ..        207,312
     1,766       MORRISON HEALTH CARE, INC ...........         26,048
     8,500     o MULTICARE COS, INC ..................        172,125
    27,000       OMNICARE, INC .......................        867,375
    20,500     o ORNDA HEALTHCORP ....................        599,625
     7,700     o ORTHODONTIC CENTERS OF AMERICA, INC .        123,200
    33,100     o OXFORD HEALTH PLANS, INC ............      1,938,418
     3,800     o PACIFICARE HEALTH SYSTEMS, INC
                  (CLASS A) ..........................        308,750
   267,000     o PACIFICARE HEALTH SYSTEMS, INC
                  (CLASS B) ..........................     22,761,750
     5,000     o PEDIATRIX MEDICAL GROUP, INC ........        185,000
     5,500     o PHP HEALTHCARE CORP .................        140,937
    25,000     o PHYCOR, INC .........................        709,375
     6,900     o PHYSICIAN CORP OF AMERICA ...........         69,000
    10,200     o PHYSICIANS RESOURCE GROUP INC .......        181,050
    14,300     o RENAL TREATMENT CENTERS, INC ........        364,650
    12,400     o ROTECH MEDICAL CORP .................        260,400
     4,600     o SIERRA HEALTH SERVICES, INC .........        113,275
     8,200     o SUN HEALTHCARE GROUP, INC ...........        110,700
    15,800     o TENET HEALTHCARE CORP ...............        345,625
    10,800     o THERATX, INC ........................        110,700
    70,500       UNITED HEALTHCARE CORP ..............      3,172,500
    14,800     o UNIVERSAL HEALTH SERVICES, INC ......        423,650
    20,100     o VALUE HEALTH, INC ...................        391,950
    19,300     o VENCOR, INC .........................        610,362
     6,900     o VETERINARY CENTERS OF AMERICA, INC ..         75,900
     5,600     o VISX, INC ...........................        123,900
    17,950     o VIVRA, INC ..........................        495,868
                                                         ------------
                                                          131,907,017
                                                         ------------
               HOUSEHOLD--CONSUMER
                 ELECTRONICS--0.02%
     5,700       HARMAN INTERNATIONAL INDUSTRIES, INC         317,062
     8,500     o ZENITH ELECTRONICS CORP .............         92,437
                                                         ------------
                                                              409,499
                                                         ------------
               HOUSEHOLD--DURABLE GOODS--1.60%
     9,300       BLACK & DECKER CORP .................        280,162
    14,700     o GENTEX CORP .........................        295,837
 1,024,500       LEGGETT & PLATT, INC ................     35,473,312
    64,700       NEWELL COS, INC .....................      2,038,050
     8,300       SHAW INDUSTRIES, INC ................         97,525
     5,100       STANLEY WORKS CO ....................        137,700
    14,300       SUNBEAM CORP ........................        368,225
    13,900     o TOP SOURCE TECHNOLOGIES, INC ........         34,750
                                                         ------------
                                                           38,725,561
                                                         ------------
               HOUSEHOLD--PRODUCTS--4.28%
     4,300       APTARGROUP, INC .....................        151,575
    11,450       CLOROX CO ...........................      1,149,293
    59,700       COLGATE PALMOLIVE CO ................      5,507,325
    39,400       DIAL CORP ...........................        581,150
    14,700       FIRST BRANDS CORP ...................        417,112
   515,230       KIMBERLY-CLARK CORP .................     49,075,657
   311,300       LANCASTER COLONY CORP ...............     14,319,800
    13,200     o PERRIGO CO ..........................        120,450
   278,600       PROCTER & GAMBLE CO .................     29,949,500
    58,600       RUBBERMAID, INC .....................      1,333,150
     8,300       TAMBRANDS, INC ......................        339,262
    13,500       TUPPERWARE CORP .....................        723,937
                                                         ------------
                                                          103,668,211
                                                         ------------

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               INSURANCE--BROKERS & OTHER--0.28%
     5,800     o ABR INFORMATION SERVICES, INC .......   $    228,375
    11,000       CRAWFORD & CO (CLASS B) .............        251,625
    62,100       EQUIFAX, INC ........................      1,901,812
     8,700       GALLAGHER (ARTHUR J.) & CO ..........        269,700
    16,400     o INSIGNIA FINANCIAL GROUP, INC .......        369,000
    26,800       MARSH & MCLENNAN COS, INC ...........      2,787,200
     9,700       NORRELL CORP ........................        264,325
    22,500     o QUORUM HEALTH GROUP, INC ............        669,375
                                                         ------------
                                                            6,741,412
                                                         ------------
               INSURANCE--LIFE--0.13%
     4,600     o COMPDENT CORP .......................        162,150
     5,500       EQUITABLE COS, INC ..................        135,437
     5,400       REINSURANCE GROUP OF AMERICA, INC ...        254,475
    43,000       SUNAMERICA, INC .....................      1,908,125
     3,100       UNUM CORP ...........................        223,975
     6,000       VESTA INSURANCE GROUP, INC ..........        188,250
     7,400       WESTERN NATIONAL CORP ...............        142,450
                                                         ------------
                                                            3,014,862
                                                         ------------
               INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--2.75%
    21,100       20TH CENTURY INDUSTRIES .............        356,062
    11,300       AFLAC, INC ..........................        483,075
   714,700       ALLSTATE CORP .......................     41,363,262
   184,600       AMERICAN INTERNATIONAL GROUP, INC ...     19,982,950
     4,015       FRONTIER INSURANCE GROUP, INC NEW ...        153,573
     3,900       GENERAL REINSURANCE CORP ............        615,225
     3,300       HARTFORD STEAM BOILER &
                  INSURANCE CO .......................        153,037
    15,900       HCC INSURANCE HOLDINGS, INC .........        381,600
     7,650     o HIGHLANDS INSURANCE GROUP, INC ......        154,912
    23,100       MGIC INVESTMENT CORP ................      1,755,600
     6,000       PROGRESSIVE CORP ....................        404,250
    11,600       TRAVELERS GROUP, INC ................        526,350
     8,900       ZURICH REINSURANCE CENTRE
                  HOLDINGS, INC .......................       278,125
                                                         ------------
                                                           66,608,021
                                                         ------------
               LEISURE TIME--3.34%
     9,100     o ACCLAIM ENTERTAINMENT, INC ..........         29,575
    14,300     o ALLIANCE ENTERTAINMENT CORP .........         26,812
     4,100     o ANCHOR GAMING CO ....................        165,025
    11,400       ARCTIC CAT, INC .....................        112,575
    10,200       AUTHENTIC FITNESS CORP ..............        122,400
    13,200     o BOYD GAMING CORP ....................        108,900
    11,400       BRUNSWICK CORP ......................        273,600
    30,000       CALLAWAY GOLF CO ....................        862,500
 1,163,200       CARNIVAL CORP (CLASS A) .............     38,385,600
    42,000     o CIRCUS CIRCUS ENTERPRISES, INC ......      1,443,750
     8,600       COACHMEN INDUSTRIES, INC ............        244,025
   278,970       DISNEY (WALT) CO ....................     19,423,286
    10,000     o GALOOB TOYS, INC ....................        140,000
    14,400     o GRAND CASINOS, INC ..................        194,400
    18,400     o GTECH HOLDINGS CORP .................        588,800
    41,000     o HARRAHS ENTERTAINMENT, INC ..........        814,875
     8,300     o HOLLYWOOD ENTERTAINMENT CORP ........        153,550
    48,400       INTERNATIONAL GAME TECHNOLOGY CO ....        883,300
     9,200       JOSTENS, INC ........................        194,350
     9,900       K2, INC .............................        272,250
   470,418       MATTEL, INC .........................     13,054,099
    81,400     o MIRAGE RESORT, INC ..................      1,760,275
     9,500     o PLAYERS INTERNATIONAL, INC ..........         51,062
     4,600     o PRIMADONNA RESORTS, INC .............         78,200
    14,400     o REGAL CINEMAS, INC ..................        442,800
     5,800     o SCIENTIFIC GAMES HOLDINGS CORP ......        155,150
     6,700       SHOWBOAT, INC .......................        115,575
     4,500     o SPORTS & RECREATION, INC ............         34,875
    10,200     o STATION CASINOS, INC ................        103,275
     9,200       STRUM, RUGER & CO, INC ..............        178,250
    12,200     o TRUMP HOTEL & CASINO RESORT, INC ....        146,400
    17,000     o VALUEVISION INTERNATIONAL, INC ......         91,375
     8,400     o WMS INDUSTRIES, INC .................        168,000
                                                         ------------
                                                           80,818,909
                                                         ------------
               MACHINERY--0.61%
     4,000       AGCO CORP ...........................        114,500
     5,200       ALLIED PRODUCTS CORP ................        154,700
     4,400       BRIGGS & STRATTON CORP ..............        193,600
     3,900       BW/IP HOLDING, INC ..................         64,350
     6,300       CINCINNATI MILACRON, INC ............        137,812
    16,000     o COGNEX CORP .........................        296,000
    10,200       DELTA & PINE LAND CO ................        326,400
    43,600       DOVER CORP ..........................      2,190,900
     7,400       DURIRON CO, INC .....................        200,725
    20,700       FEDERAL SIGNAL CORP .................        535,612
    10,100     o FIGGIE INTERNATIONAL, INC (CLASS A) .        121,200
     6,900       GREENFIELD INDUSTRIES, INC ..........        211,312
     9,700       IDEX CORP ...........................        386,787
    38,000       ILLINOIS TOOL WORKS, INC ............      3,035,250
     6,100     o INTEGRATED PROCESS EQUIPMENT CORP ...        109,800
     7,800     o INTERVOICE, INC .....................         95,550
    20,100       JLG INDUSTRIES, INC .................        321,600
     8,900       KAYDON CORP .........................        419,412
     1,919       KENNAMETAL, INC .....................         74,601
     3,300       KEYSTONE INTERNATIONAL, INC .........         66,412
    11,200     o MOLTEN METAL TECHNOLOGY, INC ........        131,600
         3     o NEWPORT NEWS SHIPBUILDING, INC ......             45
     4,800       NORDSON CORP ........................        306,000
     6,000     o NOVELLUS SYSTEMS, INC ...............        325,125
     7,200       ROPER INDUSTRIES, INC NEW ...........        281,700
     8,700       SUNDSTRAND CORP .....................        369,750
    58,475     o THERMO ELECTRON CORP ................      2,412,093
     5,100       TRIMAS CORP .........................        121,762
    11,300       TRINITY INDUSTRIES, INC .............        423,750

     2,800       TRINOVA CORP ........................        101,850
     7,200     o ULTRATECH STEPPER, INC ..............        171,000
    16,300       YORK INTERNATIONAL CORP .............        910,762
                                                         ------------
                                                           14,611,960
                                                         ------------

               METALS--ALUMINUM--0.00%
     2,700     o ACX TECHNOLOGIES, INC ...............         53,662
                                                         ------------

               METALS--GOLD--0.25%
    18,500       BATTLE MOUNTAIN GOLD CO .............        127,187
    53,104       FREEPORT MCMORAN COPPER &
                  GOLD, INC (CLASS A) ................      1,493,550
    17,377       FREEPORT-MCMORAN COPPER &
                  GOLD INC, (CLASS B) ................        519,137
    13,200     o GETCHELL GOLD CORP ..................        506,550
    22,700       HOMESTAKE MINING CO .................        323,475
     6,700       NEWMONT GOLD CO .....................        293,125
    40,072       NEWMONT MINING CORP .................      1,793,222
    59,400     o SANTA FE PACIFIC GOLD CORP ..........        913,275
                                                         ------------
                                                            5,969,521
                                                         ------------
               METALS--NON-FERROUS--0.07%
    13,900       BMC INDUSTRIES, INC .................        437,850
     5,900       FREEPORT-MCMORAN, INC ...............        189,537
     4,800       MINERALS TECHNOLOGIES, INC ..........        196,800
     6,800     o MUELLER INDUSTRIES, INC .............        261,800
     6,000     o OREGON METALLURICAL CORP ............        193,500
     5,100     o RMI TITANIUM CO .....................        143,437
     5,500     o SOLV-EX CORP ........................         77,000
     7,600     o STILLWATER MINING CO ................        137,750
   115,400     o SUNSHINE MINING & REFINING CO .......        108,187
                                                         ------------
                                                            1,745,861
                                                         ------------

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               METALS--STEEL--0.14%
     3,800       AK STEEL HOLDINGS CORP ..............   $    150,575
     7,000       HANNA (M.A.) CO .....................        153,125
     7,600     o MATERIAL SCIENCES CORP ..............        136,800
    34,500       NUCOR CORP ..........................      1,759,500
    20,800       UNR INDUSTRIES, INC .................        124,800
    10,500       USX-US STEEL GROUP, INC .............        329,437
     6,800     o WOLVERINE TUBE, INC .................        239,700
    24,800       WORTHINGTON INDUSTRIES, INC .........        449,500
                                                         ------------
                                                            3,343,437
                                                         ------------
               MISCELLANEOUS MATERIALS &
                 COMMODITIES--0.01%
     8,600     o OAKLEY, INC .........................         93,525
     4,400     o ZOLTEK COS, INC .....................        160,050
                                                         ------------
                                                              253,575
                                                         ------------
               OFFICE EQUIPMENT--2.00%
    10,100     o APPLIED MAGNETICS CORP ..............        301,737
    10,300     o ASPECT TELECOMMUNICATIONS CORP ......        654,050
    41,450       AVERY DENNISON CORP .................      1,466,293
     5,100     o BOISE CASCADE OFFICE
                  PRODUCTS CORP ......................        107,100
    98,000     o COMPAQ COMPUTER CORP ................      7,276,500
     8,200     o CONTROL DATA SYSTEMS, INC ...........        180,400
    61,400     o DELL COMPUTER CORP ..................      3,261,875
     4,300     o DH TECHNOLOGY, INC ..................        103,200
     7,200     o FILENET CORP ........................        230,400
   335,900       HEWLETT-PACKARD CO ..................     16,878,975
     9,300       HON INDUSTRIES, INC .................        306,900
     3,800     o IN FOCUS SYSTEMS, INC ...............         82,175
    49,300     o IOMEGA CORP .........................        856,587
    19,700     o KOMAG, INC ..........................        534,362
    26,700     o LEXMARK INTERNATIONAL
                  GROUP (CLASS A) ....................        737,587
     6,800     o MICROCOM, INC .......................         84,150
     3,700     o MICROS SYSTEMS, INC .................        113,775
    13,800     o PAXAR CORP ..........................        238,050
     4,300     o PERCEPTRON INC ......................        147,275
     8,400       PITNEY BOWES, INC ...................        457,800
    11,700     o QUANTUM CORP ........................        334,912
    12,100     o SCI SYSTEMS, INC ....................        539,962
    75,400     o SEAGATE TECHNOLOGY, INC .............      2,978,300
     5,800     o SEQUENT COMPUTER SYSTEMS, INC .......        102,950
    70,200     o SILICON GRAPHICS, INC ...............      1,790,100
    18,800     o SOLECTRON CORP ......................      1,003,450
   146,200     o SUN MICROSYSTEMS, INC ...............      3,755,512
    15,100     o U.S. OFFICE PRODUCTS CO .............        515,287
    34,100     o UNISYS CORP .........................        230,175
    36,200     o VIKING OFFICE PRODUCTS, INC .........        966,087
    15,900     o WANG LABORATORIES, INC ..............        321,975
    34,150       XEROX CORP ..........................      1,797,143
                                                         ------------
                                                           48,355,044
                                                         ------------
               PAPER--0.12%
    18,000       BEMIS, INC ..........................        663,750
    10,600       CARAUSTAR INDUSTRIES, INC ...........        352,450
    15,400     o FORT HOWARD CORP ....................        426,387
     7,300     o JEFFERSON SMURFIT CORP ..............        117,256
    11,500     o LYDALL, INC .........................        258,750
     7,900     o SHOREWOOD PACKAGING CORP ............        154,050
    28,445       SONOCO PRODUCTS CO ..................        736,014
    11,900       WAUSAU PAPER MILLS CO ...............        220,150
                                                         ------------
                                                            2,928,807
                                                         ------------
               PETROLEUM--EXPLORATION &
                 PRODUCTION--1.19%
    21,600       ANADARKO PETROLEUM CORP .............      1,398,600
   445,200       APACHE CORP .........................     15,748,950
    13,500     o BARNETT RESOURCES CORP ..............        575,437
    13,700     o BENTON OIL & GAS CO .................        309,962
     2,900       BURLINGTON RESOURCES, INC ...........        146,087
     8,150     o CHESAPEAKE ENERGY CORP ..............        453,343
     5,400       DEVON ENERGY CORP ...................        187,650
     7,200     o ENERGY VENTURES, INC ................        366,300
    21,900       ENRON OIL & GAS CO ..................        552,975
     6,300     o FLORES & RUCKS, INC .................        335,475
     5,200       KCS ENERGY, INC .....................        185,900
     7,900       LOMAK PETROLEUM, INC ................        135,287
    10,400       LOUISIANA LAND & EXPLORATION CO .....        557,700
    19,900     o NEWFIELD EXPLORATION CO .............        517,400
    18,400       NOBLE AFFILIATES, INC ...............        880,900
     3,700     o NUEVO ENERGY CO .....................        192,400
    38,300     o ORYX ENERGY CO ......................        947,925
    13,900       POGO PRODUCING CO ...................        656,775
     9,548     o SEAGULL ENERGY CORP .................        210,056
     5,900     o STONE ENERGY CORP ...................        176,262
     8,100     o SWIFT ENERGY CO .....................        241,987
     3,800     o TEJAS GAS CORP ......................        180,975
    99,989       UNION PACIFIC RESOURCES GROUP, INC ..      2,924,678
    12,100       UNION TEXAS PETROLEUM HOLDINGS, INC .        270,737
    12,800     o UNITED MERIDIAN CORP ................        662,400
                                                         ------------
                                                           28,816,161
                                                         ------------
               PETROLEUM--INTEGRATED--0.08%
    37,300       PHILLIPS PETROLEUM CO ...............      1,650,525
     7,756       UNOCAL CORP .........................        315,087
                                                         ------------
                                                            1,965,612
                                                         ------------
               PETROLEUM--SERVICE--2.38%
    43,600       BAKER HUGHES, INC ...................      1,504,200
     6,400     o BJ SERVICES CO ......................        326,400
     4,400       CABOT CORP ..........................        110,550
     8,000       CROSS TIMBERS OIL CO ................        201,000
   473,200     o DIAMOND OFFSHORE DRILLING, INC ......     26,972,400
    25,600       DRESSER INDUSTRIES, INC .............        793,600
    29,900     o ENSCO INTERNATIONAL, INC ............      1,450,150
    33,800       FLUOR CORP ..........................      2,120,950
     9,200     o GASONICS INTERNATIONAL CORP .........         94,300
    12,100     o GLOBAL INDUSTRIES LTD ...............        225,362
    49,300     o GLOBAL MARINE, INC NEW ..............      1,016,812
    43,551       HALLIBURTON CO ......................      2,623,947
    18,300     o MARINE DRILLING CO, INC .............        360,281
    21,200     o NABORS INDUSTRIES, INC ..............        408,100
    14,600     o NOBLE DRILLING CORP .................        290,175
    13,800     o OCEANEERING INTERNATIONAL, INC ......        219,075
    15,200     o PRIDE PETROLEUM SERVICES, INC .......        353,400
    24,200     o READING & BATES CORP ................        641,300
    17,000     o SMITH INTERNATIONAL, INC ............        762,875
    24,700       TIDEWATER, INC ......................      1,117,675
    12,700       TOSCO CORP ..........................      1,004,887
     9,000       TRANSOCEAN OFFSHORE, INC ............        563,625
   565,000     o VARCO INTERNATIONAL, INC ............     13,065,625
     7,000       VASTAR RESOURCES, INC ...............        266,000
    12,100     o WEATHERFORD ENTERRA, INC ............        363,000
    10,300     o WESTERN ATLAS, INC ..................        730,012
                                                         ------------
                                                           57,585,701
                                                         ------------
               PHOTOGRAPHY--0.33%
    93,100       EASTMAN KODAK CO ....................      7,471,275
     3,600     o PHOTRONICS, INC .....................         98,100
     4,900     o PRESSTEK, INC .......................        349,125
                                                         ------------
                                                            7,918,500
                                                         ------------
               PROPERTY--REAL ESTATE--0.04%
    12,000       KIMCO REALTY CORP ...................        418,500
    13,700       WASHINGTON REAL ESTATE
                  INVESTMENT TRUST ...................        239,750
     9,600       WEINGARTEN REALTY INVESTORS, INC ....        390,000
                                                         ------------
                                                            1,048,250
                                                         ------------

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               PUBLISHING--NEWSPAPER--0.31%
    26,000     o AMERICAN MEDIA, INC (CLASS A) .......   $    152,750
    17,400       BELO (A.H.) CORP SERIES A ...........        606,825
     3,200       DOW JONES & CO, INC .................        108,400
     8,800     o EXPRESS SCRIPTS, INC ................        315,700
    33,000       GANNETT CO, INC .....................      2,470,875
    11,400       NEW YORK TIMES CO (CLASS A) .........        433,200
    32,200       TIMES MIRROR CO (SERIES A) NEW ......      1,601,950
    19,000       TRIBUNE CO NEW ......................      1,498,625
       500       WASHINGTON POST CO (CLASS B) ........        167,562
                                                         ------------
                                                            7,355,887
                                                         ------------
               PUBLISHING--OTHER--0.56%
     2,800       DONNELLEY (R.R.) & SONS CO ..........         87,850
    31,900       DUN & BRADSTREET CORP ...............        757,625
    21,950       HARCOURT GENERAL, INC ...............      1,012,443
     2,900       HOUGHTON MIFFLIN CO .................        164,212
    55,800     o K-III COMMUNICATIONS CORP ...........        599,850
    18,900       LEE ENTERPRISES, INC ................        439,425
    13,100    xo MARVEL ENTERTAINMENT GROUP, INC .....         24,562
    15,800       MCGRAW HILL COS, INC ................        728,775
    10,100       MEREDITH CORP .......................        532,775
    15,800     o PLAYBOY ENTERPRISES, INC (CLASS B) ..        154,050
    30,000       READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VTG) ................      1,207,500
     4,700     o SCHOLASTIC CORP .....................        316,075
     9,500       THOMAS NELSON, INC ..................        141,312
   189,807       TIME WARNER, INC ....................      7,117,762
     9,000       WILEY (JOHN) & SONS, INC (CLASS A) ..        290,250
                                                         ------------
                                                           13,574,466
                                                         ------------
               RAILROAD--0.10%
     8,300       BURLINGTON NORTHERN SANTA FE CORP ...        716,912
    21,950       ILLINOIS CENTRAL CORP SERIES A ......        702,400
     4,600       KANSAS CITY SOUTHERN INDUSTRIES, INC         207,000
       104       UNION PACIFIC CORP ..................          6,253
    21,800     o WISCONSIN CENTRAL TRANSIT CORP ......        863,825
                                                         ------------
                                                            2,496,390
                                                         ------------
               RESTAURANTS & HOTELS--2.57%
    13,600       APPLE SOUTH, INC ....................        183,600
    14,100       APPLEBEES INTERNATIONAL, INC ........        387,750
    21,800     o BOSTON CHICKEN, INC .................        782,075
    14,100     o BUFFETS, INC ........................        128,662
    17,700     o CHOICE HOTELS INTERNATIONAL, INC ....        311,962
    10,200       CKE RESTAURANTS, INC ................        367,200
    25,700       CRACKER BARREL OLD COUNTRY
                  STORE, INC .........................        652,137
    10,300       DARDEN RESTAURANTS, INC .............         90,125
    21,200     o FOODMAKER, INC ......................        188,150
    54,500     o HFS INC .............................      3,256,375
    86,000       HILTON HOTELS CORP ..................      2,246,750
     6,200     o HOST MARRIOTT CORP ..................         99,200
    15,080     o HOST MARRIOTT SERVICES CORP .........        137,605
     5,600     o IHOP CORP NEW .......................        132,300
    34,500     o ITT CORP (NEW) ......................      1,496,437
    28,300       LA QUINTA INNS, INC .................        541,237
     9,900     o LANDRYS SEAFOOD RESTAURANTS, INC ....        211,612
    13,700     o LONE STAR STEAKHOUSE & SALOON, INC ..        366,475
     5,800       LUBYS CAFETERIA, INC ................        115,275
    42,800       MARRIOTT INTERNATIONAL, INC .........      2,364,700
   283,750       MCDONALDS CORP ......................     12,839,687
     7,600     o MGM GRAND, INC ......................        265,050
     1,325       MORRISON FRESH COOKING, INC .........          6,128
    18,900     o OUTBACK STEAKHOUSE, INC .............        505,575
     7,350     o PAPA JOHNS INTERNATIONAL, INC .......        248,062
    14,600     o PRIME HOSPITALITY CORP ..............        235,425
    22,600     o PROMUS HOTEL CORP ...................        669,525
     5,200     o RAINFOREST CAFE, INC ................        122,200
     2,650       RUBY TUESDAY, INC ...................         49,025
     7,300     o SONIC CORP ..........................        186,150
    72,200       SYSCO CORP ..........................      2,355,525
 1,501,100       WENDYS INTERNATIONAL, INC ...........     30,772,550
                                                         ------------
                                                           62,314,529
                                                         ------------
               RETAIL--FOOD--0.48%
    90,000       ALBERTSONS, INC .....................      3,206,250
    37,200       FOOD LION, INC (CLASS B) ............        376,650
     8,800       HANNAFORD BROTHERS, INC .............        299,200
    43,800     o KROGER CO ...........................      2,036,700
    97,500     o SAFEWAY, INC NEW ....................      4,168,125
    29,000     o SOUTHLAND CORP ......................         86,093
    31,700     o STARBUCKS CORP ......................        907,412
    18,800       WINN DIXIE STORES, INC ..............        594,550
                                                         ------------
                                                           11,674,980
                                                         ------------
               RETAIL--GENERAL MERCHANDISE--4.94%
    61,200     o AUTOZONE, INC .......................      1,683,000
     3,600     o BABY SUPERSTORE, INC ................         86,400
     9,600     o BARNES & NOBLE, INC .................        259,200
    18,400     o BED BATH & BEYOND, INC ..............        446,200
     8,000     o BEST BUY, INC .......................         85,000
    10,000     o BOMBAY, INC .........................         46,250
     8,300     o BORDERS GROUP, INC ..................        297,762
    14,100       CASEYS GENERAL STORES, INC ..........        264,375
   903,100       CIRCUIT CITY STORES, INC ............     27,205,887
    20,900       CLAIRES STORES, INC .................        271,700
    14,300       CML GROUP, INC ......................         48,262
     7,000     o COLE NATIONAL CORP (CLASS A) ........        183,750
    28,875     o CONSOLIDATED STORES CORP ............        931,218
   138,723     o CUC INTERNATIONAL, INC ..............      3,294,671
     7,600       DAYTON HUDSON CORP ..................        298,300
     7,800     o DEPARTMENT 56, INC ..................        193,050
    37,470       DOLLAR GENERAL CORP .................      1,199,040
    37,493     o ECKERD CORP .........................      1,199,776
     8,600       FAMILY DOLLAR STORES, INC ...........        175,225
    27,068     o FEDERATED DEPARTMENT STORES, INC ....        923,695
    87,100       GAP, INC ............................      2,623,887
     8,900     o GARDEN RIDGE CORP ...................         76,762
     4,400     o GLOBAL DIRECTMAIL CORP ..............        191,950
    10,700     o GYMBOREE CORP .......................        244,762
     6,300       HEILIG MEYERS CO ....................        102,375
   198,650       HOME DEPOT, INC .....................      9,957,331
     9,765     o HSN, INC ............................        231,918
    17,100     o JONES APPAREL GROUP, INC ............        639,112
    22,300     o KOHLS CORP ..........................        875,275
     5,300     o LANDS END, INC ......................        140,450
    16,890       LIMITED, INC ........................        310,353
    60,200       LOWES COS, INC ......................      2,137,100
     6,900     o MENS WAREHOUSE, INC .................        169,050
     5,400     o MOVIE GALLERY, INC ..................         70,200
     8,200     o NEIMAN-MARCUS GROUP, INC ............        209,100
    10,100       NORDSTROM, INC ......................        357,918
    41,200     o OFFICEMAX, INC ......................        437,750
    12,380     o PAYLESS SHOESOURCE, INC .............        464,250
    25,600       PEP BOYS MANNY, MOE, & JACK CO ......        787,200
     9,600     o PETCO ANIMAL SUPPLIES, INC ..........        199,200
    47,400     o PETSMART, INC .......................      1,036,875
    10,700       PIER 1 IMPORTS, INC .................        188,587
    36,700     o PRICE/COSTCO, INC ...................        922,087
     5,800     o PROFFITTS, INC ......................        213,875
     9,400       REGIS CORP ..........................        152,750
    11,800     o REVCO (D.S.), INC NEW ...............        436,600
     5,600     o REXALL SUNDOWN, INC .................        152,250
     5,900       ROSS STORES, INC ....................        295,000
    23,200       ROUSE CO ............................        736,600
   128,300       SEARS ROEBUCK & CO ..................      5,917,837
    23,800       SOTHEBYS HOLDINGS, INC (CLASS A) ....        443,275
    67,400     o STAPLES, INC ........................      1,217,412
    21,800     o SUNGLASS HUT INTERNATIONAL, INC .....        158,050
     4,700       TALBOTS, INC ........................        134,537
    10,000       TANDY CORP ..........................        440,000
    15,950     o THE SPORTS AUTHORITY, INC ...........        346,912
    13,200       TIFFANY & CO NEW ....................        483,450
    39,000       TJX COS, INC NEW ....................      1,847,625
    29,600     o TOPPS, INC ..........................        118,400
    11,900     o TOYS R US, INC ......................        357,000
 1,763,800       WAL-MART STORES, INC ................     40,346,925
   101,800       WALGREEN CO .........................      4,072,000
     8,700     o WILLIAMS-SONOMA, INC ................        316,462
                                                         ------------
                                                          119,653,213
                                                         ------------
                       See notes to financial statements.

    SHARES                                                    VALUE
    ------                                                   -------
               TEXTILE & APPAREL--1.34%
     3,900     o ANN TAYLOR STORES CORP ..............    $    68,250
    15,000     o DONNKENNY, INC ......................         69,375
     4,500     o FRUIT OF THE LOOM, INC (CLASS A) ....        170,437
    12,000       G & K SERVICES, INC (CLASS A) .......        453,000
     9,200     o JUST FOR FEET INC ...................        241,500
     2,200       LIZ CLAIBORNE, INC ..................         84,975
    17,800     o NAUTICA ENTERPRISES, INC ............        449,450
    53,100       NIKE, INC (CLASS B) .................      3,172,725
    10,800     o NINE WEST GROUP, INC ................        500,850
     9,100       ST. JOHN KNITS, INC .................        395,850
    15,400       UNIFI, INC ..........................        494,725
     6,100     o URBAN OUTFITTERS, INC ...............         79,300
    20,100       WARNACO GROUP, INC (CLASS A) ........        595,462
   848,000     o WESTPOINT STEVENS, INC ..............     25,334,000
    13,200       WOLVERINE WORLD WIDE, INC ...........        382,800
                                                         ------------
                                                           32,492,699
                                                         ------------
               TOBACCO--3.88%
    19,000       DIMON, INC ..........................        439,375
   801,300       PHILIP MORRIS COS, INC ..............     90,246,412
    11,600       RJR NABISCO HOLDINGS CORP ...........        394,400
    10,460       SCHWEITZER-MAUDUIT
                  INTERNATIONAL, INC .................        330,797
     3,900       UNIVERSAL CORP ......................        125,287
    76,800       UST, INC ............................      2,486,400
                                                         ------------
                                            `              94,022,671
                                                         ------------
               TRUCKERS & SHIPPING--0.02%
    14,900     o AMERICAN FREIGHTWAYS CORP ...........        165,762
    10,700     o SWIFT TRANSPORTATDe
                   CO, INC ...........................        251,450
                                                         ------------
                                                              417,212
                                                         ------------
               UTILITIES--ELECTRIC--0.06%
    23,450     o AES CORP ............................      1,090,425
     4,500       OTTER TAIL POWER CO .................        144,562
    11,400     o TUCSON ELECTRIC POWER CO ............        189,525
                                                         ------------
                                                            1,424,512
                                                         ------------
               UTILITIES--GAS & PIPELINE--0.30%
    31,700     o AMERICAN STANDARD COS, INC ..........      1,212,525
     8,700     o BLACK BOX CORP ......................        358,875
    12,600     o CALENERGY, INC ......................        423,675
     6,600       COASTAL CORP ........................        322,575
         1     o EL PASO NATURAL GAS CO NEW ..........             50
    80,900       ENRON CORP ..........................      3,488,812
     4,500       ENSERCH CORP ........................        103,500
     8,400     o IONICS, INC .........................        403,200
    27,000       NGC CORP ............................        627,750
     2,100       SONAT, INC ..........................        108,150
    12,000     o TRIARC COS, INC .....................        138,000
     3,600       WILLIAMS COS, INC ...................        135,000
                                                         ------------
                                                            7,322,112
                                                         ------------
               UTILITIES--TELEPHONE--1.97%
     5,800     o ADTRAN, INC .........................        240,700
     8,000       ALIANT COMMUNICATIONS, INC ..........        136,000
     7,700       ALLTEL CORP .........................        241,587
    22,200       AMERITECH CORP NEW ..................      1,345,875
   453,400       AT & T CORP .........................     19,722,900
     2,600     o C-TEC CORP ..........................         63,050
     7,800     o CELLULAR COMMUNICATIONS OF
                  PUERTO RICO, INC ...................        154,050
    30,600       CINCINNATI BELL, INC ................      1,885,725
     4,500     o COMMNET CELLULAR, INC ...............        125,437
    52,800       FRONTIER CORP .......................      1,194,600
    25,350     o GLENAYRE TECHNOLOGIES, INC ..........        546,609
   133,600       GTE CORP ............................      6,078,800
    17,800       MCI COMMUNICATIONS CORP .............        581,837
    15,000     o MOBILE TELECOMMUNICATIONS
                  TECHNOLOGIES CORP ..................        127,500
    12,250     o PRICELLULAR CORP (CLASS A) ..........        140,875
    28,628       SBC COMMUNICATIONS, INC .............      1,481,499
    11,388       TELEPHONE & DATA SYSTEMS, INC .......        412,815
    10,700     o U.S. LONG DISTANCE CORP .............         85,600
   505,700     o WORLDCOM, INC .......................     13,179,806
                                                         ------------
                                                           47,745,266
                                                         ------------
              TOTAL COMMON STOCK
               (Cost $1,902,339,473)  ................  2,318,252,854
                                                        -------------
  PAR
 VALUE
------

               SHORT TERM INVESTMENTS--4.47%
                COMMERCIAL PAPER--0.07%
                 PHILIP MORRIS COS, INC
$  1,700,000     * 5.600%,01/22/97 ..................       1,693,787
                                                       --------------
                U.S. GOVERNMENTS & AGENCIES--4.40%
                 FEDERAL HOME LOAN MORTGAGE CORP
  18,700,000       5.300%,  01/14/97 ................      18,660,730
  12,000,000     * 5.420%,01/17/97 ..................      11,969,400
  43,600,000     * 5.430%,01/24/97 ..................      43,443,040
  23,200,000       5.285%,  01/31/97 ................      23,092,120
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
   9,500,000       5.240%,  02/26/97 ................       9,419,827
                                                       --------------
                                                          106,585,117
                                                       --------------
               TOTAL SHORT TERM INVESTMENTS
                (Cost $108,298,882) ..................    108,278,904
                                                       --------------

                 ROUNDING ...........................             167
                                                       --------------

               TOTAL PORTFOLIO
                (Cost $2,010,889,220) ...............  $2,426,839,754
                                                       --------------

----------
o Non-income producing
x In bankruptcy
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
~ Restricted securities--investment in securities not registered under the Securities Act of 1933 or not publicly traded on foreign markets.
  Additional information on each holding is as follows:

                                         ACQUISITION   ACQUISITION
SECURITY                                    DATE          COST
--------                                 -----------   -----------
MARTEK BIOSCIENCES CORP                   05/22/95     $3,571,750
MARTEK BIOSCIENCES CORP WTS 5/18/98       05/22/95         91,930
                                                        ---------
                                                       $3,663,680
                                                       ==========

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT
                                DECEMBER 31, 1996

                                     SUMMARY

                                                        VALUE           %
                                                       -------        ----
BONDS
 CORPORATE BONDS
  BROADCASTERS ................................    $        7,740      0.00%
  ENVIRONMENTAL CONTROL .......................            13,055      0.00
                                                   --------------    ------
 TOTAL CORPORATE BONDS
  (Cost $15,239) ..............................            20,795      0.00
                                                   --------------    ------
TOTAL BONDS
  (Cost $15,239) ..............................            20,795      0.00
                                                   --------------    ------
 PREFERRED STOCK
  BUSINESS SERVICES ...........................            32,257      0.00
  HEALTHCARE--SERVICE .........................           112,260      0.01
                                                   --------------    ------
TOTAL PREFERRED STOCK
 (Cost $120,013) ..............................           144,517      0.01
                                                   --------------    ------
COMMON STOCK
  AEROSPACE ...................................        12,970,065      1.41
  AIR TRANSPORTATION ..........................         4,892,040      0.53
  AUTOMOTIVE & RELATED ........................        21,386,237      2.32
  BANKS .......................................        78,083,700      8.47
  BEVERAGES ...................................        27,085,862      2.94
  BROADCASTERS ................................         6,542,225      0.71
  BUSINESS SERVICES ...........................        13,781,753      1.49
  CHEMICALS--MAJOR ............................        19,734,255      2.14
  CHEMICALS--SPECIALTY ........................         8,987,196      0.97
  COMMUNICATION EQUIPMENT & SERVICES ..........        25,603,990      2.78
  COMPUTER SERVICE ............................        37,030,826      4.02
  CONGLOMERATES ...............................        19,182,515      2.08
  CONSTRUCTION--MATERIALS & BUILDERS ..........         6,104,836      0.66
  CONTAINERS ..................................         1,329,846      0.14
  COSMETICS ...................................         6,422,786      0.70
  ELECTRICAL EQUIPMENT ........................        30,249,519      3.28
  ELECTRICAL EQUIPMENT--COMPONENTS
    DIVERSIFIED ...............................        35,067,881      3.80
  ELECTRICAL EQUIPMENT--INSTRUMENTS ...........         3,425,986      0.37
  ENVIRONMENTAL CONTROL .......................         4,829,211      0.52
  FINANCIAL--MISCELLANEOUS ....................        39,167,319      4.25
  FOODS .......................................        19,621,110      2.13
  FOREST PRODUCTS .............................         4,131,061      0.45
  HEALTHCARE--DRUGS ...........................        53,352,411      5.79
  HEALTHCARE--HOSPITAL SUPPLY .................        19,002,158      2.06
  HEALTHCARE--OTHER ...........................         8,746,938      0.95
  HEALTHCARE--SERVICE .........................        16,549,260      1.79
  HOUSEHOLD--CONSUMER ELECTRONICS .............           228,631      0.02
  HOUSEHOLD--DURABLE GOODS ....................         3,189,337      0.34
  HOUSEHOLD--PRODUCTS .........................        17,978,227      1.95
  INSURANCE--BROKERS & OTHER ..................         2,925,462      0.32
  INSURANCE--LIFE .............................         7,005,402      0.76
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY .......................        27,554,809      2.99
  LEISURE TIME ................................        11,812,268      1.28
  MACHINERY ...................................        13,932,863      1.51
  METALS--ALUMINUM ............................         2,098,523      0.23
  METALS--GOLD ................................         2,795,040      0.31
  METALS--NON-FERROUS .........................         2,414,400      0.26
  METALS--STEEL ...............................         3,008,125      0.33
  MISCELLANEOUS MATERIALS &
    COMMODITIES ...............................            91,500      0.01
  OFFICE EQUIPMENT ............................        32,529,428      3.53
  PAPER .......................................         6,136,024      0.67
  PETROLEUM--EXPLORATION &
    PRODUCTION ................................         9,681,975      1.05
  PETROLEUM--INTEGRATED .......................        45,162,108      4.90
  PETROLEUM--SERVICE ..........................         8,916,917      0.97
  PHOTOGRAPHY .................................         4,050,600      0.44
  PROPERTY--REAL ESTATE .......................         1,868,555      0.20
  PUBLISHING--NEWSPAPER .......................         4,599,728      0.50
  PUBLISHING--OTHER ...........................         6,162,135      0.67
  RAILROAD ....................................         7,712,993      0.84
  RESTAURANTS & HOTELS ........................        12,767,550      1.38
  RETAIL--FOOD ................................         6,428,981      0.70
  RETAIL--GENERAL MERCHANDISE .................        33,881,521      3.68
  TEXTILE & APPAREL ...........................         4,760,990      0.52
  TOBACCO .....................................        16,312,918      1.77
  TRUCKERS & SHIPPING .........................         1,785,009      0.19
  UTILITIES--ELECTRIC .........................        34,188,232      3.71
  UTILITIES--GAS & PIPELINE ...................        12,203,354      1.32
  UTILITIES--OTHER ............................            97,750      0.01
  UTILITIES--TELEPHONE ........................        51,672,213      5.60
                                                   --------------    ------
TOTAL COMMON STOCK
 (Cost $767,742,006) ..........................       919,234,554     99.71
                                                   --------------    ------
SHORT TERM INVESTMENTS
  U.S. GOVERNMENTS & AGENCIES .................        13,885,552      1.51
                                                   --------------    ------
TOTAL SHORT TERM INVESTMENTS
 (Cost $13,887,626) ...........................        13,885,552      1.51
                                                   --------------    ------
   ROUNDING ...................................               275      0.00
                                                   --------------    ------
TOTAL PORTFOLIO
 (Cost $781,764,884) ..........................       933,285,693    101.23
   OTHER ASSETS & LIABILITIES, NET ............       (11,360,608)    (1.23)
                                                   --------------    ------
NET ASSETS ....................................    $  921,925,085    100.00%
                                                   ==============    ======
                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT
                                DECEMBER 31, 1996


     PAR
    VALUE                                                   VALUE
  --------                                                 -------

              BONDS--0.00%
               CORPORATE BONDS--0.00%
                BROADCASTERS--0.00%
                 VIACOM INTERNATIONAL, INC
                  (SUBORDINATED DEB)
   $ 8,000       8.000%, 07/07/06 ....................   $      7,740
                                                         ------------
                ENVIRONMENTAL CONTROL--0.00%
                 WMX TECHNOLOGIES, INC
                  (SUBORDINATED CV NOTES)
    14,000       2.000%, 01/24/05 ....................         13,055
                                                         ------------
                TOTAL CORPORATE BONDS
                 (Cost $15,239) ......................         20,795
                                                         ------------
              TOTAL BONDS
               (Cost $15,239) ........................         20,795
                                                         ------------

   SHARES
   ------
              PREFERRED STOCK--0.01%
                BUSINESS SERVICES--0.00%
     1,122       PREMIER FARNELL PLC CV ADR ..........         32,257
                                                         ------------
                HEALTHCARE--SERVICE--0.01%
     1,273       AETNA, INC CV PFD 6.25% .............        101,044
       320       FHP INTERNATIONAL CORP SERIES A CV ..          9,760
    11,200       oFRESENIUS MEDICAL CARE (CLASS D) ...          1,456
                                                         ------------
                                                              112,260
                                                         ------------
              TOTAL PREFERRED STOCK
               (Cost $120,013) .......................        144,517
                                                         ------------
              COMMON STOCK--99.71%
               AEROSPACE--1.41%
     2,900     o AAR CORP ............................         87,725
       900     o ALLIANT TECHSYSTEMS, INC ............         49,500
    46,998       BOEING CO ...........................      4,999,412
     9,000       EG & G, INC .........................        181,125
     7,600       GENERAL DYNAMICS CORP ...............        535,800
    14,600       GENERAL MOTORS CORP (CLASS H) .......        821,250
     7,600     o HEXCEL CORP .........................        123,500
    22,676       LOCKHEED MARTIN CORP ................      2,074,854
    20,700       MCDONNELL DOUGLAS CORP ..............      1,324,800
     6,800       NORTHROP GRUMMAN CORP ...............        562,700
     2,300       OEA, INC ............................        105,225
     7,000     o ORBITAL SCIENCES CORP ...............        120,750
     3,500       PRECISION CAST PARTS CORP ...........        173,687
    32,300       RAYTHEON CO .........................      1,554,437
     4,400     o ROHR, INC ...........................         99,550
     7,000     o WYMAN-GORDON CO .....................        155,750
                                                         ------------
                                                           12,970,065
                                                         ------------
               AIR TRANSPORTATION--0.53%
     7,100       AIR EXPRESS INTERNATIONAL CORP ......        228,975
     3,600       AIRBORNE FREIGHT CORP ...............         84,150
    11,400     o AMERICA WEST AIRLINES, INC (CLASS B)         180,975
    11,000     o AMR CORP ............................        969,375
     3,900       ATLANTIC SOUTHEAST AIRLINES, INC ....         85,312
     2,500     o ATLAS AIR, INC ......................        119,375
     6,725       COMAIR HOLDINGS, INC ................        161,400
     4,200     o CONTINENTAL AIRLINES, INC (CLASS B) .        118,650
     8,900       DELTA AIRLINES, INC .................        630,787
     5,300       EXPEDITORS INTERNATIONAL OF
                  WASHINGTON .........................        121,900
    16,500     o FEDERAL EXPRESS CORP ................        734,250
     1,000     o MESA AIR GROUP, INC .................          6,750
     9,100     o NORTHWEST AIRLINES CORP (CLASS A) ...        356,037
       400       SKYWEST, INC ........................          5,550
    19,700       SOUTHWEST AIRLINES CO ...............        435,862
     1,500     o TRANS WORLD AIRLINES, INC ...........         10,218
     6,700     o U.S. AIR GROUP, INC .................        156,612
     7,300     o UAL CORP NEW ........................        456,250
     4,600     o VALUJET, INC ........................         29,612
                                                         ------------
                                                            4,892,040
                                                         ------------
               AUTOMOTIVE & RELATED--2.32%
     4,800     o ALLEN GROUP, INC ....................        106,800
     6,700     o AMERICREDIT CORP ....................        137,350
     3,700       APOGEE ENTERPRISES, INC .............        147,075
     5,600       ARVIN INDUSTRIES, INC ...............        138,600
     2,900       BANDAG, INC .........................        137,387
     5,400       BORG-WARNER AUTOMOTIVE, INC .........        207,900
     2,100       BREED TECHNOLOGIES, INC .............         54,600
    83,762       CHRYSLER CORP .......................      2,764,146
    11,300       COOPER TIRE & RUBBER CO .............        223,175
     5,800       CUMMINS ENGINE CO, INC ..............        266,800
    14,900       DANA CORP ...........................        486,112
     4,500       DANAHER CORP ........................        209,812
     2,200     o DETROIT DIESEL CORP .................         50,600
     2,800       DONALDSON CO, INC ...................         93,800
     9,500       EATON CORP ..........................        662,625
     9,000       ECHLIN, INC .........................        284,625
     4,600       EXIDE CORP ..........................        105,800
     6,900       FEDERAL-MOGUL CORP ..................        151,800
   157,800       FORD MOTOR CO .......................      5,029,875
     5,700       GENCORP, INC ........................        103,312
   101,500       GENERAL MOTORS CORP .................      5,658,625
    16,800       GENUINE PARTS CO ....................        747,600
    20,300       GOODYEAR TIRE & RUBBER CO ...........      1,042,912
     9,800       HARLEY DAVIDSON, INC ................        460,600
       280     o HAYES WHEELS INTERNATIONAL, INC .....         10,780
     2,400     o KIRBY CORP ..........................         47,400
    10,000     o LEAR CORP ...........................        341,250
     4,100       MODINE MANUFACTURING CO .............        109,675
    13,500     o NAVISTAR INTERNATIONAL CORP .........        123,187
     5,300       PACCAR, INC .........................        360,400
     8,600       POLARIS INDUSTRIES, INC .............        204,250
     4,000     o RENTERS CHOICE, INC .................         58,000
     2,100     o SAFESKIN CORP .......................        102,375
    11,700       SAFETY-KLEEN CORP ...................        191,587
     1,000       SMITH (A.O.) CORP ...................         29,875
    10,250       SNAP-ON, INC ........................        365,156
       500       STANDARD PRODUCTS CO ................         12,750
     3,900       SUPERIOR INDUSTRIES
                  INTERNATIONAL, INC .................         90,187
     1,800     o TBC CORP ............................         13,500
       675       TRANSPRO, INC .......................          6,159
     2,600       WABASH NATIONAL CORP ................         47,775
                                                         ------------
                                                           21,386,237
                                                         ------------
                         See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               BANKS--8.47%
     9,900       AMSOUTH BANCORP .....................   $    478,912
       900       ASSOCIATED BANC-CORP ................         38,250
    58,196       BANC ONE CORP .......................      2,502,428
     9,500       BANCORP HAWAII, INC .................        399,000
    51,500       BANK OF NEW YORK CO, INC ............      1,738,125
    48,500       BANKAMERICA CORP ....................      4,837,875
    19,774       BANKBOSTON CORP .....................      1,270,479
    10,200       BANKERS TRUST NEW YORK CORP .........        879,750
    25,700       BARNETT BANKS, INC ..................      1,056,912
    20,700       BOATMENS BANCSHARES, INC ............      1,335,150
       470     o CALIFORNIA FED BANK GOODWILL CERT ...          6,580
     1,808       CAPITAL ONE FINANCIAL CORP ..........         65,088
       700       CCB FINANCIAL CORP ..................         47,775
    11,050       CENTRAL FIDELITY BANKS, INC .........        284,537
       800       CENTURA BANKS, INC ..................         35,700
     7,925       CHARTER ONE FINANCIAL, INC ..........        332,850
    57,858       CHASE MANHATTAN CORP NEW ............      5,163,826
    64,121       CITICORP CO .........................      6,604,463
     9,300       CITY NATIONAL CORP ..................        201,112
    15,500       COMERICA, INC .......................        811,812
     8,819       COMMERCE BANCSHARES, INC ............        407,878
     5,800       COMPASS BANCSHARES, INC .............        230,550
    29,109       CORESTATES FINANCIAL CORP ...........      1,510,029
     6,943       CRESTAR FINANCIAL CORP ..............        516,385
     8,500       CULLEN FROST BANKERS, INC ...........        282,625
     5,500       DAUPHIN DEPOSIT CORP ................        181,500
     3,000       DEPOSIT GUARANTY CORP ...............         93,000
    12,900     o DIME BANCORP, INC ...................        190,275
    12,100       FIFTH THIRD BANCORP .................        760,031
     6,300       FIRST AMERICAN CORP .................        363,037
    19,054       FIRST BANK SYSTEM, INC ..............      1,300,435
    42,555       FIRST CHICAGO NBD CORP ..............      2,287,331
     8,082       FIRST COMMERCE CORP .................        314,187
     1,497       FIRST COMMERCIAL CORP ...............         55,576
     8,300       FIRST HAWAIIAN, INC .................        290,500
    10,130       FIRST OF AMERICA BANK CORP ..........        609,066
    12,350       FIRST SECURITY CORP .................        416,812
    11,600       FIRST TENNESSEE NATIONAL CORP .......        435,000
    36,651       FIRST UNION CORP ....................      2,712,174
     1,200       FIRST VIRGINIA BANKS, INC ...........         57,450
    10,500       FIRSTAR CORP NEW ....................        551,250
    35,488       FLEET FINANCIAL GROUP, INC NEW ......      1,769,964
     6,400       GREENPOINT FINANCIAL CORP ...........        303,200
    20,840       HIBERNIA CORP (CLASS A) .............        276,130
    23,642       HUNTINGTON BANCSHARES, INC ..........        623,557
     4,800     o IMPERIAL CREDIT INDUSTRIES, INC .....        100,800
    30,900       KEYCORP NEW .........................      1,560,450
     9,800       LONG ISLAND BANCORP, INC ............        343,000
    16,000       MAGNA GROUP, INC ....................        472,000
    16,300       MARSHALL & ILSLEY CORP ..............        564,387
    18,274       MELLON BANK CORP ....................      1,297,454
    10,600       MERCANTILE BANCORP, INC .............        544,575
    11,170       MERCANTILE BANKSHARES CORP ..........        357,440
    27,000       MORGAN (J.P.) & CO, INC .............      2,635,875
    30,698       NATIONAL CITY CORP ..................      1,377,572
       900       NATIONAL COMMERCE BANCORP ...........         34,425
    38,806       NATIONSBANK CORP ....................      3,793,286
     6,900       NORTH FORK BANCORP, INC .............        245,812
    17,300       NORTHERN TRUST CORP .................        627,125
    49,448       NORWEST CORP ........................      2,150,988
     8,937       OLD KENT FINANCIAL CORP .............        426,741
     1,076       OLD NATIONAL BANCORP ................         42,233
     5,800       ONBANCORP, INC ......................        215,325
     1,250       ONE VALLEY BANCORP, INC .............         46,406
     4,800       PEOPLES BANK OF BRIDGEPORT CO .......        138,600
     8,300       PEOPLES HERITAGE FINANCIAL
                  GROUP, INC .........................        232,400
    45,380       PNC BANK CORP .......................      1,707,422
    10,576       REGIONS FINANCIAL CORP ..............        546,647
     8,300       REPUBLIC NEW YORK CORP ..............        677,487
     6,400       RIGGS NATIONAL CORP .................        110,400
     9,406       SIGNET BANKING CORP .................        289,234
    16,750       SOUTHERN NATIONAL CORP ..............        607,187
    15,800       SOUTHTRUST CORP .....................        551,025
    24,345       SOVEREIGN BANCORP, INC ..............        319,528
    11,400       ST. PAUL BANCORP, INC ...............        334,875
     2,100       STANDARD FEDERAL BANCORP ............        119,437
     2,200       STAR BANC CORP ......................        202,125
    11,200       STATE STREET BOSTON CORP ............        722,400
    14,002       SUMMIT BANCORP ......................        612,587
    31,100       SUNTRUST BANKS, INC .................      1,531,675
    15,650       SYNOVUS FINANCIAL CORP ..............        502,756
    21,616       U.S. BANCORP ........................        971,369
     1,600       U.S. TRUST CORP NEW .................        126,400
     9,046       UNION PLANTERS CORP .................        352,794
     1,400       UNIONBANCAL CORP ....................         74,200
       750       UNITED CAROLINA BANCSHARES CORP .....         29,625
     1,260       VALLEY NATIONAL BANCORP .............         32,287
    23,600       WACHOVIA CORP NEW ...................      1,333,400
     7,450       WASHINGTON FEDERAL, INC .............        197,425
     7,400       WASHINGTON MUTUAL, INC ..............        320,512
    12,468       WELLS FARGO & CO ....................      3,363,243
     7,600       WILMINGTON TRUST CORP ...............        300,200
     3,000       ZIONS BANCORP .......................        312,000
                                                         ------------
                                                           78,083,700
                                                         ------------
               BEVERAGES--2.94%
    61,700       ANHEUSER BUSCH COS, INC .............      2,468,000
     1,400       BROWN FORMAN, INC (CLASS B) .........         64,050
   334,900       COCA COLA CO ........................     17,624,112
    10,000       COCA COLA ENTERPRISES, INC ..........        485,000
     7,900       COORS (ADOLPH) CO (CLASS B) .........        150,100
   215,200       PEPSICO, INC ........................      6,294,600
                                                         ------------
                                                           27,085,862
                                                         ------------
               BROADCASTERS--0.71%
     3,300     o AMERICAN RADIO SYSTEMS CORP .........         89,925
     6,800     o CLEAR CHANNEL COMMUNICATIONS, INC ...        245,650
     2,800       COMCAST CORP (CLASS A) ..............         49,350
    34,028       COMCAST CORP (CLASS A) SPL ..........        606,123
     4,550     o EVERGREEN MEDIA CORP (CLASS A) ......        113,750
    10,290       GAYLORD ENTERTAINMENT CO ............        235,383
     1,800       HARTE-HANKS COMMUNICATIONS, INC .....         49,950
    11,000     o HERITAGE MEDIA CORP (CLASS A) NEW ...        123,750
    15,925     o INFINITY BROADCASTING CORP (CLASS A)         535,478
     4,300     o JACOR COMMUNICATIONS, INC
                  WTS 9/18/01 ........................          8,600
     5,000     o KING WORLD PRODUCTIONS, INC .........        184,375
    21,975     o LIBERTY MEDIA GROUP (CLASS A) .......        627,660
     4,150     o LIN TELEVISION CORP .................        175,337
    16,300       SCRIPPS (E.W.) CO (CLASS A) .........        570,500
     3,800       TCA CABLE TV, INC ...................        114,475
     8,540     o TCI SATELLITE ENTERTAINMENT (CLASS A)         84,332
    86,700     o TELE-COMMUNICATIONS, INC
                  (CLASS A) NEW ......................      1,132,518
       400       UNITED TELEVISION, INC ..............         34,450
     6,460     o VIACOM, INC (CLASS A) ...............        222,870
    36,393     o VIACOM, INC (CLASS B) ...............      1,269,205
       250     o VIACOM, INC (CLASS B) WTS 7/07/97 ...              7
       150     o VIACOM, INC (CLASS B) WTS 7/07/99 ...            375
     4,100     o WESTWOOD ONE, INC ...................         68,162
                                                         ------------
                                                            6,542,225
                                                         ------------
                       See notes to financial statements.

    SHARES                                                    VALUE
    ------                                                   -------
               BUSINESS SERVICES--1.49%
    10,444     o ACCUSTAFF, INC ......................   $    220,629
    13,966     o ACNEILSEN CORP ......................        211,235
     7,700       ADVO, INC ...........................        107,800
     5,800     o AFFILIATED COMPUTER
                  SERVICES, INC (CLASS A) ............        172,550
     1,500     o ALLIANCE SEMICONDUCTOR CORP .........         10,687
     4,500     o ALTERNATIVE RESOURCES CORP ..........         78,187
    10,900     o AMERICA ONLINE, INC .................        362,425
     6,725     o APOLLO GROUP, INC (CLASS A) .........        224,867
     2,000     o ASPEN TECHNOLOGY INC ................        160,500
     5,300       AUTODESK, INC .......................        148,400
     8,100       BANTA CORP ..........................        185,287
    13,600       BLOCK (H&R), INC ....................        394,400
     2,500     o CABLEVISION SYSTEMS CORP (CLASS A) ..         76,562
     1,200     o CALGENE, INC ........................          6,000
     2,800     o CATALINA MARKETING CORP .............        154,350
     5,600     o CHECKPOINT SYSTEMS, INC .............        138,600
     1,600     o CIBER INC ...........................         48,000
     4,200       CINTAS CORP .........................        246,750
    22,700       COGNIZANT CORP ......................        749,100
     2,800     o COMPUTER HORIZONS CORP ..............        107,800
    10,000     o COMPUTERVISION CORP .................         92,500
     4,550     o CORESTAFF, INC ......................        107,778
    10,060     o CORPORATE EXPRESS, INC ..............        296,141
    10,900     o CORRECTIONS CORP OF AMERICA .........        333,812
     3,300     o CREDENCE SYSTEMS CORP ...............         66,412
    11,900       DELUXE CORP .........................        389,725
     1,700     o DIALOGIC CORP .......................         53,550
     7,550       DIEBOLD, INC ........................        474,706
     6,057     o DOUBLETREE CORP .....................        272,565
     1,700     o ENCAD, INC ..........................         70,125
     7,000       FIRST INDUSTRIAL REALTY TRUST, INC ..        212,625
     5,700     o FORE SYSTEMS, INC ...................        187,387
     3,900     o FRANKLIN QUEST CO ...................         81,900
     3,000     o FRITZ COS, INC ......................         38,250
     2,500     o GATEWAY 2000, INC ...................        133,906
     8,300       HARLAND (JOHN H.) CO ................        273,900
     1,400     o HCIA, INC ...........................         48,300
     1,600     o INFORMATION RESOURCES, INC ..........         22,400
     2,100     o INSO CORP ...........................         83,475
     5,300     o INTERIM SERVICES, INC ...............        188,150
     9,400       INTERPUBLIC GROUP OF COS, INC .......        446,500
     2,000     o ITRON, INC ..........................         35,500
     5,900       KELLY SERVICES, INC (CLASS A) .......        159,300
    10,300       LIBERTY PROPERTY TRUST CO ...........        265,225
    10,200       MANPOWER, INC .......................        331,500
     5,487     o MCAFEE ASSOCIATES, INC ..............        241,428
       900     o MERISEL, INC ........................          1,490
     3,400     o MICRO WAREHOUSE, INC ................         39,950
     2,860     o NATIONAL AUTO CREDIT, INC ...........         34,320
     5,800     o NATIONAL EDUCATION CORP .............         88,450
     8,300       NATIONAL SERVICE INDUSTRIES, INC ....        310,212
     3,500     o NU KOTE HOLDING, INC (CLASS A) ......         35,875
    16,150     o OFFICE DEPOT, INC ...................        286,662
     7,800     o OIS OPTICAL IMAGING SYSTEMS, INC ....         12,187
    10,082       OLSTEN CORP .........................        152,490
    10,300       OMNICOM GROUP, INC ..................        471,225
     1,400     o OPTICAL DATA SYSTEMS, INC ...........         16,800
     8,075       PAYCHEX, INC ........................        415,357
     5,300       PHH CORP ............................        227,900
     6,800       PITTSTON BRINKS GROUP CO ............        183,600
     1,392       PREMIER FARNELL PLC ADR .............         35,148
     4,180     o PURE ATRIA CORP .....................        103,455
     2,100     o QUARTERDECK CORP ....................          8,662
     2,600     o REMEDY CORP .........................        139,750
     8,500     o ROBERT HALF INTERNATIONAL, INC ......        292,187
     4,700       ROLLINS, INC ........................         94,000
    10,200       SENSORMATIC ELECTRONICS CORP ........        170,850
    31,000       SERVICE CORP INTERNATIONAL ..........        868,000
     2,900       STANDARD REGISTER, INC ..............         94,250
     6,000     o SUNGARD DATA SYSTEMS, INC ...........        237,000
     2,300     o SYLVAN LEARNING SYSTEMS, INC ........         65,550
     2,400     o THERMOLASE CORP .....................         37,800
     5,900     o TRACOR, INC .........................        125,375
     1,700       TRUE NORTH COMMUNICATIONS, INC ......         37,187
     3,900     o U.S. CELLULAR CORP ..................        108,712
       400       VALSPAR CORP ........................         22,650
     3,700     o VERIFONE, INC .......................        109,150
     2,900     o WACKENHUT CORRECTIONS CORP ..........         58,000
     2,800       WALLACE COMPUTER SERVICES, INC ......         96,600
     1,800     o WIND RIVER SYSTEMS, INC .............         85,275
       500     o WONDERWARE CORP .....................          4,445
                                                         ------------
                                                           13,781,753
                                                         ------------
               CHEMICALS--MAJOR--2.14%
    14,900       AIR PRODUCTS & CHEMICALS, INC .......      1,029,962
     9,200       ARCADIAN CORP .......................        243,800
     1,000       ARCO CHEMICAL CO ....................         49,000
     3,200       o CHEMFIRST, INC (W/I) ..............         74,000
    32,000       DOW CHEMICAL CO .....................      2,508,000
    74,800       DU PONT (E.I.) DE NEMOURS & CO ......      7,059,250
    10,500       EASTMAN CHEMICAL CO .................        580,125
     8,800       GOODRICH (B.F.) CO ..................        356,400
    14,400       HERCULES, INC .......................        622,800
     7,168     o MISSISSIPPI CHEMICAL CORP ...........        172,032
    79,600       MONSANTO CO .........................      3,094,450
     5,000     o OAK TECHNOLOGY, INC .................         56,250
     7,500       OLIN CORP ...........................        282,187
    25,400       PPG INDUSTRIES, INC .................      1,425,575
    20,100       PRAXAIR, INC ........................        927,112
     1,900     o QUINTILES TRANSNATIONAL CORP ........        125,875
     5,700       ROHM & HAAS CO ......................        465,262
    16,200       UNION CARBIDE CORP ..................        662,175
                                                         ------------
                                                           19,734,255
                                                         ------------
               CHEMICALS--SPECIALTY--0.97%
     8,400     o AIRGAS, INC .........................        184,800
     6,500       ALBEMARLE CORP ......................        117,812
     4,300       BETZDEARBORN, INC ...................        251,550
     6,900       CALGON CARBON CORP ..................         84,525
     1,500       COMMERCIAL METALS CO ................         45,187
    10,200       CROMPTON & KNOWLES CORP .............        196,350
     6,400     o CYTEC INDUSTRIES, INC ...............        260,000
     5,100       DEXTER CORP .........................        162,562
     8,500       ECOLAB, INC .........................        319,812
    15,400       ENGELHARD CORP ......................        294,525
    15,800       ETHYL CORP ..........................        152,075
     3,600       FERRO CORP ..........................        102,150
     6,000       FOSTER WHEELER CORP .................        222,750
     1,506       FULLER (H.B.) CO ....................         70,782
     5,700       GEON CO .............................        111,862
     5,700       GEORGIA GULF CORP ...................        153,187
    11,900       GRACE (W.R.) & CO ...................        615,825
     8,700       GREAT LAKES CHEMICAL CORP ...........        406,725
     8,144       ICN PHARMACEUTICALS, INC NEW ........        159,826
    10,200       IMC GLOBAL, INC .....................        399,075
     4,100     o INTERNATIONAL SPECIALTY
                  PRODUCTS, INC ......................         50,225
    10,100       LAWTER INTERNATIONAL, INC ...........        127,512
     3,800       LOCTITE CORP ........................        231,325
     8,900       LUBRIZOL CORP .......................        275,900
     6,800       LYONDELL PETROCHEMICAL CO ...........        149,600
     6,700       MALLINCKRODT, INC ...................        295,637
       200     o MCWHORTER TECHNOLOGIES, INC .........          4,575
    19,400       MORTON INTERNATIONAL, INC ...........        790,550
     4,600     o MYCOGEN CORP ........................         98,900
     9,900       NALCO CHEMICAL CORP .................        357,637
     2,250       OM GROUP, INC .......................         60,750
     6,200       RAYCHEM CORP ........................        496,775
    13,650       RPM, INC ............................        232,050
     6,875       SCHULMAN (A.), INC ..................        168,437
     6,100     o SEALED AIR CORP .....................        253,912
     6,700       SIGMA ALDRICH CORP ..................        418,331
     6,200       TERRA INDUSTRIES, INC ...............         91,450
     4,000       THIOKOL CORP ........................        179,000
     6,400       WELLMAN, INC ........................        109,600
     9,300       WITCO CORP ..........................        283,650
                                                         ------------
                                                            8,987,196
                                                         ------------
                          See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
                   COMMUNICATION EQUIPMENT &
                 SERVICES--2.78%
    17,600     o 360 COMMUNICATIONS CO ...............   $    407,000
    22,160     o 3COM CORP ...........................      1,625,990
     3,100     o ACC CORP ............................         93,775
    68,600     o AIRTOUCH COMMUNICATIONS, INC ........      1,732,150
     8,125     o ANDREW CORP .........................        431,132
     1,000     o ANTEC CORP ..........................          9,000
     2,200     o APAC TELESERVICES INC ...............         84,425
     5,200     o ARCH COMMUNICATIONS GROUP, INC ......         48,750
    16,400     o ASCEND COMMUNICATIONS, INC ..........      1,018,850
     3,100     o AVID TECHNOLOGIES, INC ..............         32,162
    11,900     o BRINKER INTERNATIONAL, INC ..........        190,400
     3,700     o CABLE DESIGN TECHNOLOGIES CO ........        115,162
    14,200     o CABLETRON SYSTEMS, INC ..............        472,150
     7,600     o CAI WIRELESS SYSTEMS, INC ...........          7,600
     1,500     o CALIFORNIA MICROWAVE, INC ...........         22,312
     9,100     o CASCADE COMMUNICATIONS CORP .........        501,637
     1,300     o CELLSTAR CORP .......................         23,400
       400     o CELLULAR COMMUNICATIONS
                  INTERNATIONAL, INC .................         11,600
    10,300       CENTURY TELEPHONE ENTERPRISES, INC ..        318,012
    12,200     o CHYRON CORP .........................         35,075
     1,900     o CIDCO, INC ..........................         33,250
    91,100     o CISCO SYSTEMS, INC ..................      5,796,237
     6,900       COMSAT CORP SERIES 1 ................        169,912
    30,200       CORNING, INC ........................      1,396,750
    15,200     o DSC COMMUNICATIONS CORP .............        271,700
     6,800     o DSP COMMUNICATIONS, INC .............        131,750
     3,100     o DYNATECH CORP .......................        137,175
     1,600     o GENERAL DATACOMM INDUSTRIES, INC ....         16,800
     9,900     o GEOTEK COMMUNICATIONS, INC ..........         70,537
     6,300       HARRIS CORP .........................        432,337
     2,900     o HEARTLAND WIRELESS
                  COMMUNICATIONS INC .................         38,062
     3,800     o HIGHWAYMASTER COMMUNICATIONS, INC ...         68,875
     3,900     o INTERCEL, INC .......................         47,775
     1,100     o INTERDIGITAL COMMUNICATIONS CORP ....          6,325
     3,200     o INTERMEDIA COMMUNICATIONS, INC ......         82,400
     6,466     o INTERNATIONAL CABLETEL, INC .........        163,266
     2,900     o JACOR COMMUNICATIONS, INC ...........         79,387
    12,500     o LCI INTERNATIONAL, INC ..............        268,750
     7,900     o LORAL SPACE & COMMUNICATIONS LTD ....        145,162
    85,162     o LUCENT TECHNOLOGIES, INC ............      3,938,742
     3,800     o MACROMEDIA, INC .....................         68,400
     2,800     o MASTEC, INC .........................        148,400
    12,611     o MFS COMMUNICATIONS CO, INC ..........        687,299
     1,100     o NETCOM ON-LINE COMMUNICATIONS
                  SERVICE, INC .......................         14,300
     3,400     o NETWORK EQUIPMENT
                  TECHNOLOGIES, INC ..................         56,100
     7,700     o NEW WORLD COMMUNICATIONS
                  GROUP, INC .........................        194,425
    39,400     o NOVELL, INC .........................        373,068
     7,300     o OCTEL COMMUNICATIONS CORP ...........        127,750
     5,000     o OMNIPOINT CORP ......................         96,250
     2,500     o P-COM, INC ..........................         74,062
    15,200     o PAGING NETWORK, INC .................        231,800
     9,200     o PAIRGAIN TECHNOLOGIES, INC ..........        280,025
    10,600     o PANAMSAT CORP .......................        296,800
     1,800     o PHARMACEUTICAL PRODUCT
                  DEVELOPMENT ........................         45,450
     4,600     o PICTURETEL CORP NEW .................        119,600
     5,300     o PMT SERVICES, INC ...................         92,750
     3,600     o PREMIERE TECHNOLOGIES INC ...........         90,000
     2,600     o PREMISYS COMMUNICATIONS, INC ........         87,750
     6,600     o QUALCOMM, INC .......................        263,175
     3,500     o RENAISSANCE COMMUNICATIONS CORP .....        125,125
     9,700       SCIENTIFIC-ATLANTA, INC .............        145,500
     5,600     o SITEL CORP ..........................         79,100
     6,800     o TECH DATA CORP ......................        186,150
     3,300     o TEL-SAVE HOLDINGS, INC ..............         95,700
     5,100     o TELE-COMMUNICATIONS INTERNATIONAL
                  (CLASS A) ..........................         67,575
    21,100     o TELLABS, INC ........................        793,887
     7,600     o VANGUARD CELLULAR SYSTEMS, INC ......        119,700
     3,400     o WESTELL TECHNOLOGIES, INC (CLASS A) .         77,775
     4,300     o WINSTAR COMMUNICATIONS, INC .........         90,300
                                                         ------------
                                                           25,603,990
                                                         ------------
               COMPUTER SERVICE--4.02%
       400     o 3DO CO ..............................          1,925
    10,500     o ACXIOM CORP .........................        252,000
    14,000     o ADAPTEC, INC ........................        560,000
    17,000     o ADC TELECOMMUNICATIONS, INC .........        529,125
     7,872       ADOBE SYSTEMS, INC ..................        294,216
     7,725     o AMERICAN MANAGEMENT SYSTEMS, INC ....        189,262
     2,400     o ARBOR SOFTWARE CORP .................         58,200
     4,200     o AUSPEX SYSTEMS, INC .................         48,825
    39,700       AUTOMATIC DATA PROCESSING, INC ......      1,702,137
     2,300     o AVANT CORP ..........................         73,025
       400     o BANYAN SYSTEMS, INC .................          1,800
    23,545     o BAY NETWORKS, INC ...................        491,501
     3,100     o BBN CORP ............................         69,750
     2,500     o BDM INTERNATIONAL, INC ..............        135,625
     6,200     o BISYS GROUP, INC ....................        229,787
    13,200     o BMC SOFTWARE, INC ...................        546,150
     2,200     o BORLAND INTERNATIONAL, INC ..........         11,962
     4,500     o BOSTON TECHNOLOGY, INC ..............        129,375
     2,000     o BRODERBUND SOFTWARE, INC ............         59,500
     4,000     o C-CUBE MICROSYSTEMS, INC ............        147,750
    11,525     o CADENCE DESIGN SYSTEMS, INC .........        458,118
     5,100     o CAMBRIDGE TECHNOLOGY PARTNERS, INC ..        171,168
     1,950     o CDW COMPUTER CENTERS, INC ...........        115,659
     8,900     o CERIDIAN CORP .......................        360,450
     6,100     o CHECKFREE CORP ......................        104,462
     5,200     o CITRIX SYSTEMS, INC .................        203,125
     1,600     o CLARIFY INC .........................         76,800
    10,600     o COMPUSA, INC ........................        218,625
    38,450       COMPUTER ASSOCIATES
                  INTERNATIONAL, INC .................      1,912,887
     9,560     o COMPUTER SCIENCES CORP ..............        785,115
     4,700     o COMPUWARE CORP ......................        235,587
     2,400     o CYRIX CORP ..........................         42,600
       500     o DOCUMENTUM INC ......................         16,875
     4,000     o DST SYSTEMS, INC ....................        125,500
     6,500     o ELECTRONIC ARTS, INC ................        194,593
    44,100       ELECTRONIC DATA SYSTEMS CORP ........      1,907,325
    29,400     o EMC CORP ............................        973,875
     2,700     o EMPLOYEE SOLUTIONS, INC .............         55,350
     3,100     o EXABYTE CORP ........................         41,462
    56,748       FIRST DATA CORP .....................      2,071,302
     7,100     o FISERV, INC .........................        260,925

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------

               COMPUTER SERVICE--(CONTINUED)
     5,200     o FORTE SOFTWARE, INC .................   $    170,300
     1,600     o FTP SOFTWARE, INC ...................          9,600
    12,000     o GT INTERACTIVE SOFTWARE CORP ........         85,500
    10,700       HBO & CO ............................        635,312
     7,200     o HMT TECHNOLOGY CORP .................        108,112
     3,300     o HNC SOFTWARE ........................        103,125
     8,000     o IMATION CORP ........................        225,000
    19,500     o INFORMIX CORP .......................        397,312
       267     o INTEGRATED SYSTEMS CONSULTING
                  GROUP ..............................          3,671
     3,800     o INTEGRATED SYSTEMS, INC .............         98,800
     8,400     o INTERGRAPH CORP .....................         86,100
     4,700     o INTUIT, INC .........................        148,050
       500     o JTS CORP ............................          1,656
     4,800     o LEARNING CO, INC ....................         69,000
     3,400     o LEGATO SYSTEMS, INC .................        110,925
     4,400     o MEDIC COMPUTER SYSTEMS, INC .........        177,375
     9,600     o MENTOR GRAPHICS CORP ................         93,600
     4,900     o MICROCHIP TECHNOLOGY, INC ...........        249,287
     3,100     o MICRON ELECTRONICS, INC .............         60,256
   111,600     o MICROSOFT CORP ......................      9,220,950
     5,000       NATIONAL DATA CORP ..................        217,500
     4,200     o NETMANAGE, INC ......................         25,200
     6,000     o NETSCAPE COMMUNICATIONS CORP ........        341,250
       300     o NETWORK APPLIANCE INC ...............         15,262
     8,000     o NETWORK GENERAL CORP ................        242,000
     4,900     o OBJECTIVE SYSTEMS INTEGRATORS, INC ..        116,987
    66,825     o ORACLE CORP .........................      2,789,943
    17,000     o PARAMETRIC TECHNOLOGY CORP ..........        873,375
     9,400     o PEOPLESOFT, INC .....................        450,612
     3,700     o PHYSICIAN COMPUTER NETWORK, INC .....         31,450
     5,800     o PIXAR INC ...........................         75,400
     8,600     o PLATINUM TECHNOLOGY, INC ............        117,175
     2,400     o POLICY MANAGEMENT SYSTEMS CORP ......        110,700
     1,400     o PROGRESS SOFTWARE CORP ..............         28,000
     4,500     o PSINET, INC .........................         48,937
     4,900     o RATIONAL SOFTWARE CORP ..............        193,856
     4,900     o READ RITE CORP ......................        123,725
    11,500       REYNOLDS & REYNOLDS CO (CLASS A) ....        299,000
     5,900     o SAFEGUARD SCIENTIFICS, INC ..........        187,325
     1,500     o SCOPUS TECHNOLOGY, INC ..............         69,750
     4,400     o SECURITY DYNAMICS TECHNOLOGIES, INC .        138,600
     2,000       SEI CORP ............................         44,500
     3,500       SHARED MEDICAL SYSTEMS CORP .........        172,375
     3,300     o SHIVA CORP ..........................        115,087
    10,077     o STERLING COMMERCE INC ...............        355,214
     3,900     o STERLING SOFTWARE, INC ..............        123,337
     4,200     o STRUCTURAL DYNAMICS RESEARCH CORP ...         84,000
     9,400     o SYBASE, INC .........................        156,862
     6,800     o SYMANTEC CORP .......................         98,600
     5,400     o SYNOPSYS, INC .......................        249,750
     3,150       SYSTEM SOFTWARE ASSOCIATES, INC .....         33,468
     2,400     o SYSTEMSOFT CORP .....................         35,700
     2,800     o TECHNOLOGY SOLUTIONS CO .............        116,200
     5,100     o TRANSACTION SYSTEM ARCHITECTURE .....        169,575
     6,700     o VANSTAR CORP ........................        164,150
     3,000     o VANTIVE CORP (THE) ..................         93,750
     2,000     o VERITAS SOFTWARE CORP ...............         99,500
     2,300     o VIASOFT INC .........................        108,675
     2,500     o VIDEOSERVER, INC ....................        106,250
     2,500     o VISIO CORP ..........................        123,750
     4,700     o YAHOO INC ...........................         79,900
     3,700     o ZEBRA TECHNOLOGY CORP ...............         86,487
                                                         ------------
                                                           37,030,826
                                                         ------------
               CONGLOMERATES--2.08%
    17,500       ALCO STANDARD CORP ..................        903,437
    11,200       ALEXANDER & BALDWIN, INC ............        280,000
    32,600       ALLIED SIGNAL, INC ..................      2,184,200
     6,200       AMERICAN FINANCIAL GROUP, INC .......        234,050
     8,700     o ANIXTER INTERNATIONAL, INC ..........        140,287
     3,000     o BLYTH INDUSTRIES, INC ...............        136,875
     8,500     o COLTEC INDUSTRIES, INC ..............        160,437
     7,975     o CONCORD EFS, INC ....................        225,293
     7,800     o COPYTELE, INC .......................         38,512
     8,150       CRANE CO ............................        236,350
    16,700       ITT INDUSTRIES, INC .................        409,150
     6,400       JOHNSON CONTROLS, INC ...............        530,400
     1,950       KEYSTONE FINANCIAL, INC .............         48,750
     5,700     o LITTON INDUSTRIES, INC ..............        271,462
     9,700       LOEWS CORP ..........................        914,225
    10,299       MARK IV INDUSTRIES, INC .............        233,014
     7,000     o METROMEDIA INTERNATIONAL GROUP INC ..         69,125
    55,300       MINNESOTA MINING &
                  MANUFACTURING CO ...................      4,582,987
    21,400     o ROCKWELL INTERNATIONAL CORP NEW .....      1,302,725
     5,900       SCHULLER CORP .......................         62,687
     1,100       STANDEX INTERNATIONAL CORP ..........         33,962
     9,400       TEXTRON, INC ........................        885,950
    17,900       TRW, INC ............................        886,050
    19,000       TYCO INTERNATIONAL LTD ..............      1,004,625
    10,800     o U.S. INDUSTRIES, INC ................        371,250
    34,400       UNITED TECHNOLOGIES CORP ............      2,270,400
    15,300       VIAD CORP ...........................        252,450
    19,100       WHITMAN CORP ........................        436,912
     3,600       ZEIGLER COAL HOLDING CO .............         76,950
                                                         ------------
                                                           19,182,515
                                                         ------------
               CONSTRUCTION--MATERIALS &
                 BUILDERS--0.66%
     6,000       ARMSTRONG WORLD INDUSTRIES, INC .....        417,000
    10,400       BAY APARTMENT COMMUNITIES, INC ......        374,400
     1,200     o CASTLE & COOKE, INC .................         19,050
     3,000     o CDI CORP ............................         85,125
     5,100       CENTEX CORP .........................        191,887
     8,600     o CHAMPION ENTERPRISES, INC ...........        167,700
    14,716       CLAYTON HOMES, INC ..................        198,666
     3,300     o EAGLE HARDWARE & GARDEN, INC ........         68,475
     4,000       FASTENAL CO .........................        183,000
     5,300       FLEETWOOD ENTERPRISES, INC ..........        145,750
     4,900     o JACOBS ENGINEERING GROUP, INC .......        115,762
       600       JUSTIN INDUSTRIES, INC ..............          6,900
    13,700       KAUFMAN & BROAD HOME CORP ...........        176,387
    10,360       LAFARGE CORP ........................        208,495
     7,050       LENNAR CORP .........................        192,112
     2,300       MANUFACTURED HOME
                  COMMUNITIES, INC ...................         53,475
    15,868       MARTIN MARIETTA MATERIALS, INC ......        368,931
    21,800       MASCO CORP ..........................        784,800
       900       MEDUSA CORP .........................         30,937
     4,800     o MILLER INDUSTRIES, INC ..............         96,000
     7,200       OAKWOOD HOMES CORP ..................        164,700
     7,300       OWENS CORNING CO ....................        311,162
       700       PLY-GEM INDUSTRIES, INC .............          8,662
     4,300       PULTE CORP ..........................        132,225
    10,300       SHERWIN-WILLIAMS CO .................        576,800
    14,356       SIMON DEBARTOLO GROUP, INC ..........        445,036
     4,300     o SOLA INTERNATIONAL, INC .............        163,400
       300       TEXAS INDUSTRIES, INC ...............         15,187
     6,500     o USG CORP ............................        220,187
     3,000       VULCAN MATERIALS CO .................        182,625
                                                         ------------
                                                            6,104,836
                                                         ------------

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               CONTAINERS--0.14%
     7,759       BALL CORP ...........................   $    201,734
    13,000       CROWN CORK & SEAL CO, INC ...........        706,875
     6,500     o GAYLORD CONTAINER CO ................         39,812
    15,400     o OWENS ILLINOIS, INC .................        350,350
     1,100       WEST CO, INC ........................         31,075
                                                         ------------
                                                            1,329,846
                                                         ------------
               COSMETICS--0.70%
     1,200       ALBERTO CULVER CO (CLASS B) .........         57,600
    17,700       AVON PRODUCTS, INC ..................      1,011,112
       600     o BUSH BOAKE ALLEN, INC ...............         15,975
     4,700       CARTER WALLACE, INC .................         73,437
    58,900       GILLETTE CO .........................      4,579,475
    12,400       INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ....................        558,000
     2,500       LAUDER (ESTEE) CO (CLASS A) .........        127,187
                                                         ------------
                                                            6,422,786
                                                         ------------
               ELECTRICAL EQUIPMENT--3.28%
    10,100     o AMERICAN POWER CONVERSION CORP ......        275,225
     7,400       AMETEK, INC .........................        164,650
     7,400       BELDEN, INC .........................        273,800
    15,500       DURACELL INTERNATIONAL, INC .........      1,083,062
    30,000       EMERSON ELECTRIC CO .................      2,902,500
   219,900       GENERAL ELECTRIC CO .................     21,742,612
     4,600       GENERAL SIGNAL CORP .................        196,650
     6,000       GRAINGER (W.W.), INC ................        481,500
    17,200       HONEYWELL, INC ......................      1,130,900
     8,250       HUBBELL, INC (CLASS B) ..............        356,812
     1,700       JUNO LIGHTING, INC ..................         27,200
    10,005       THOMAS & BETTS CORP .................        443,971
    58,900       WESTINGHOUSE ELECTRIC CORP ..........      1,170,637
                                                         ------------
                                                           30,249,519
                                                         ------------
               ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--3.80%
    17,200     o ADVANCED MICRO DEVICES, INC .........        442,900
     5,600     o ALTERA CORP .........................        407,050
    30,000       AMP, INC ............................      1,151,250
     5,800     o AMPHENOL CORP (CLASS A) .............        129,050
    16,525     o ANALOG DEVICES, INC .................        559,784
     1,000     o APPLIED INNOVATION, INC .............          6,125
     7,237     o ARROW ELECTRONICS, INC ..............        387,179
    12,400     o ATMEL CORP ..........................        410,750
     6,600       AVNET, INC ..........................        384,450
     4,300       AVX CORP ............................         92,450
     1,800       BALDOR ELECTRIC CO ..................         44,325
     1,700     o BURR BROWN CORP .....................         44,200
     4,100     o CHIPS & TECHNOLOGIES, INC ...........         74,825
     7,600     o CIRRUS LOGIC, INC ...................        117,800
     8,200     o COMPUCOM SYSTEMS, INC ...............         88,150
     5,000     o COMPUTER PRODUCTS, INC ..............         97,500
     3,300     o COMVERSE TECHNOLOGY, INC ............        124,781
       135     o CYBERGUARD CORP .....................          1,636
     9,800     o CYPRESS SEMICONDUCTOR CORP ..........        138,425
     8,000       DALLAS SEMICONDUCTOR CORP ...........        184,000
     5,100     o ESS TECHNOLOGY ......................        143,437
     3,500     o ETEC SYSTEMS, INC ...................        133,875
     4,500       FISHER SCIENTIFIC INTERNATIONAL, INC         212,062
    17,400     o GENERAL INSTRUMENT CORP NEW .........        376,275
     1,900     o HADCO CORP ..........................         93,100
     1,100       HELIX TECHNOLOGY CORP ...............         31,900
    10,400     o INTEGRATED DEVICE TECHNOLOGY, INC ...        141,700
   115,400       INTEL CORP ..........................     15,110,187
     7,000     o INTERNATIONAL RECTIFIER CORP ........        106,750
     1,400     o JABIL CIRCUIT, INC ..................         56,000
     5,600     o KEMET CORP ..........................        130,200
     6,100     o KENT ELECTRONICS CORP ...............        157,075
     3,600     o LAM RESEARCH CORP ...................        101,250
     3,600     o LATTICE SEMICONDUCTOR CORP ..........        165,600
    10,300       LINEAR TECHNOLOGY CO ................        451,912
    16,100     o LSI LOGIC CORP ......................        430,675
     2,300     o MAGNETEK, INC .......................         29,612
     5,900     o MARSHALL INDUSTRIES, INC ............        180,687
     9,400     o MAXIM INTEGRATED PRODUCTS ...........        406,550
     3,000     o MEMC ELECTRONIC MATERIALS, INC ......         67,500
     8,200       METHODE ELECTRONICS, INC (CLASS A) ..        166,050
    23,400       MICRON TECHNOLOGY, INC ..............        681,525
    12,025       MOLEX, INC ..........................        470,478
    79,200       MOTOROLA, INC .......................      4,860,900
     2,000     o MRV COMMUNICATIONS, INC .............         43,500
     1,000     o MYLEX CORP ..........................         12,500
    17,300     o NATIONAL SEMICONDUCTOR CORP .........        421,687
     2,400     o OAK INDUSTRIES, INC NEW .............         55,200
     1,950       PIONEER-STANDARD ELECTRONICS, INC ...         25,593
     7,900     o S3, INC .............................        128,375
     3,300     o SANMINA CORP ........................        186,450
     5,300     o SIERRA SEMICONDUCTOR CORP ...........         79,500
     3,900     o SYMBOL TECHNOLOGIES, INC ............        172,575
     2,200     o TCSI CORP ...........................         13,750
    24,400       TEXAS INSTRUMENTS, INC ..............      1,555,500
     3,400     o TRIMBLE NAVIGATION LTD ..............         39,100
    11,300     o U.S. ROBOTICS CORP ..................        813,600
     3,400     o UCAR INTERNATIONAL INC ..............        127,925
     2,900     o UNIPHASE CORP .......................        152,250
     4,900     o VICOR CORP ..........................         81,768
     7,497     o VISHAY INTERTECHNOLOGY, INC .........        175,242
     2,800     o VITESSE SEMICONDUCTOR CORP ..........        127,400
     5,600     o VLSI TECHNOLOGY, INC ................        133,700
     5,900     o WATERS CORP .........................        179,212
     5,900     o WESTERN DIGITAL CORP ................        335,562
     3,300       WYLE ELECTRONICS ....................        130,350
    10,200     o XILINX, INC .........................        375,487
     4,200     o ZILOG, INC ..........................        109,725
                                                         ------------
                                                           35,067,881
                                                         ------------

               ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.37%
    22,900     o APPLIED MATERIALS, INC ..............        822,968
     4,100       BECKMAN INSTRUMENTS, INC NEW ........        157,337
     1,800     o COHERENT, INC .......................         76,050
     3,300     o DESTEC ENERGY, INC ..................         51,562
     3,300     o DIONEX CORP .........................        115,500
     1,600     o ELECTROGLAS, INC ....................         25,800
     3,200     o ELECTRONICS FOR IMAGING, INC ........        263,200
     1,700     o EPIC DESIGN TECHNOLOGY, INC .........         42,500
     3,200     o GENRAD, INC .........................         74,400
     6,600     o INPUT/OUTPUT, INC ...................        122,100
     6,600     o KLA INSTRUMENTS CORP ................        234,300
     1,900     o KULICHE & SOFFA INDUSTRIES, INC .....         36,100
     2,600     o LTX CORP ............................         15,275
     5,900       PERKIN-ELMER CORP ...................        347,362
     4,900     o SILICON VALLEY GROUP, INC ...........         98,612
     4,600       TEKTRONIX, INC ......................        235,750
     4,100     o TENCOR INSTRUMENTS ..................        108,137
    10,000     o TERADYNE, INC .......................        243,750
     3,175     o THERMO INSTRUMENT SYSTEMS, INC ......        105,171
     4,300       VARIAN ASSOCIATES, INC ..............        218,762
     1,900       X RITE, INC .........................         31,350
                                                         ------------
                                                            3,425,986
                                                         ------------

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               ENVIRONMENTAL CONTROL--0.52%
    17,100     o ALLIED WASTE INDUSTRIES, INC ........   $    158,175
    25,300       BROWNING FERRIS INDUSTRIES, INC .....        664,125
    10,500       OGDEN CORP ..........................        196,875
       800     o OMEGA ENVIRONMENTAL, INC ............          1,025
    18,800     o REPUBLIC INDUSTRIES, INC ............        586,325
     6,650     o U.S. FILTER CORP ....................        211,137
    16,960     o U.S.A. WASTE SERVICES, INC ..........        540,600
     7,700     o UNITED WASTE SYSTEMS, INC ...........        264,687
    13,100       WHEELABRATOR TECHNOLOGIES, INC NEW ..        212,875
    61,100       WMX TECHNOLOGIES, INC ...............      1,993,387
                                                         ------------
                                                            4,829,211
                                                         ------------
               FINANCIAL--MISCELLANEOUS--4.25%
     2,200       AAMES FINANCIAL CORP ................         78,925
     7,100       ADVANTA CORP (CLASS A) ..............        303,525
     2,100       ALEX BROWN, INC .....................        152,250
     5,800       AMBAC, INC ..........................        384,975
    63,500       AMERICAN EXPRESS CO .................      3,587,750
    29,900       AMERICAN GENERAL CORP ...............      1,222,162
     3,600       AMERICAN HEALTH PROPERTIES, INC .....         85,950
     5,400     o AMRESCO, INC ........................        144,450
    12,500       ASTORIA FINANCIAL CORP ..............        460,937
     6,900       AVALON PROPERTIES, INC ..............        198,375
     6,656       BEACON PROPERTIES CORP ..............        243,776
    16,944       BEAR STEARNS COS, INC ...............        472,314
     7,100       BENEFICIAL CORP .....................        449,962
     7,300     o CALIFORNIA FEDERAL BANCORP, INC .....        178,850
    10,890       CAPSTEAD MORTGAGE CORP ..............        261,360
     7,800       CARR REALTY CORP ....................        228,150
     7,600       CASE CORP ...........................        414,200
    13,900     o CATELLUS DEVELOPMENT CORP ...........        158,112
     1,300       CBL & ASSOCIATES PROPERTIES, INC ....         33,637
     2,000     o CITYSCAPE FINANCIAL CORP ............         52,500
     5,600       CMAC INVESTMENT CORP ................        205,800
     3,800     o COAST SAVINGS FINANCIAL, INC ........        139,175
     7,500       COLLECTIVE BANCORP, INC .............        263,437
     6,850       COMDISCO, INC .......................        217,487
     1,400       COMMERCIAL FEDERAL CORP .............         67,200
    12,423       COUNTRYWIDE CREDIT INDUSTRIES, INC ..        355,608
     2,900     o CREDIT ACCEPTANCE CORP ..............         68,150
    12,200       CWM MORTGAGE HOLDINGS, INC ..........        262,300
    19,400       DEAN WITTER, DISCOVER & CO ..........      1,285,250
     4,600       DEVELOPERS DIVERSIFIED REALTY CORP ..        170,775
     4,800       DUKE REALTY INVESTMENTS, INC ........        184,800
       846     o ECHELON INTERNATIONAL CORP ..........         13,218
     9,800       EDWARDS (A.G.), INC .................        329,525
     2,900     o ENVOY CORP ..........................        108,750
     6,600       EQUITY RESIDENTIAL PROPERTIES
                  TRUST CO ...........................        272,250
    22,700       FEDERAL HOME LOAN MORTGAGE CORP .....      2,499,837
   140,900       FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION ........................      5,248,525
     1,200       FINANCIAL SECURITY ASSURANCE
                  HOLDINGS LTD .......................         39,450
     4,000       FINOVA GROUP, INC ...................        257,000
    11,375       FIRST FINANCIAL CORP (WISCONSIN) ....        278,687
    15,100       FIRST USA, INC ......................        522,837
    19,787       FRANCHISE FINANCE CORP OF AMERICA ...        546,615
     7,100       FRANKLIN RESOURCES, INC .............        485,462
     6,900     o GARTNER GROUP, INC (CLASS A) NEW ....        268,668
     5,700       GENERAL GROWTH PROPERTIES, INC ......        183,825
    13,300     o GLENDALE FEDERAL SAVINGS BANK, INC
                  NEW ................................        309,225
     2,800       GLIMCHER REALTY TRUST ...............         61,600
     4,900       GOLDEN WEST FINANCIAL CORP ..........        309,312
    11,583       GREAT WESTERN FINANCIAL CORP ........        335,907
    19,000       GREEN TREE FINANCIAL CORP ...........        733,875
    10,100       H.F. AHMANSON & CO ..................        328,250
    15,500       HEALTH AND RETIREMENT PROPERTY
                  TRUST ..............................        300,312
     7,800       HIGHWOODS PROPERTIES, INC ...........        263,250
    12,510       HOUSEHOLD INTERNATIONAL, INC ........      1,154,047
    16,220       LEHMAN BROTHERS HOLDINGS, INC .......        508,902
     6,900       LEUCADIA NATIONAL CORP ..............        184,575
    25,550       MBNA CORP ...........................      1,060,325
    12,000       MEDITRUST CORP ......................        480,000
    18,850       MERCURY FINANCE CO ..................        230,912
    24,500       MERRILL LYNCH & CO, INC .............      1,996,750
     8,917       MERRY LAND & INVESTMENT CO, INC .....        191,715
    11,500       MORGAN STANLEY GROUP, INC ...........        656,937
    13,791       NEW PLAN REALTY TRUST ...............        349,946
     4,300     o OLYMPIC FINANCIAL LTD ...............         61,812
    10,500        PAINE WEBBER GROUP INC .............        295,312
       800     o PEC ISRAEL ECONOMIC CORP ............         13,400
     7,100       PENNCORP FINANCIAL GROUP, INC .......        255,600
     3,700       PIONEER GROUP, INC ..................         87,875
     4,500       PMI GROUP, INC ......................        249,187
     3,600       POST PROPERTIES, INC ................        144,900
     7,500       PRICE (T. ROWE) ASSOCIATES, INC .....        326,250
    11,100       PUBLIC STORAGE, INC .................        344,100
     2,750       QUICK & REILLY GROUP, INC ...........         82,156
     3,200     o RAC FINANCIAL GROUP INC .............         67,600
     4,600       RESOURCE MORTGAGE CAPITAL CORP ......        135,125
     4,200       RFS HOTEL INVESTORS, INC ............         82,950
    14,900       ROOSEVELT FINANCIAL GROUP, INC ......        312,900
    13,800       SALOMON, INC ........................        650,325
    15,300       SCHWAB (CHARLES) CORP ...............        489,600
     2,200     o SEACOR HOLDINGS, INC ................        138,600
     8,000       SECURITY CAPITAL PACIFIC TRUST ......        183,000
     7,700       SPIEKER PROPERTIES, INC .............        277,200
     6,900       STUDENT LOAN MARKETING ASSOCIATION ..        642,562
     6,600       TCF FINANCIAL CORP ..................        287,100
     3,950       THE MONEY STORE, INC ................        109,118
    11,900       TIG HOLDINGS, INC ...................        403,112
    11,200       UNITED ASSET MANAGEMENT CORP ........        298,200
     5,280       UNITED COS FINANCIAL CORP ...........        140,580
    15,879       UNITED DOMINION REALTY TRUST CO .....        246,124
                                                         ------------
                                                           39,167,319
                                                         ------------

               FOODS--2.13%
    72,572       ARCHER DANIELS MIDLAND CO ...........      1,596,584
    17,400       CAMPBELL SOUP CO ....................      1,396,350
     6,300       CHIQUITA BRANDS INTERNATIONAL, INC ..         80,325
    30,200       CONAGRA, INC ........................      1,502,450
    18,600       CPC INTERNATIONAL, INC ..............      1,441,500
     7,500       DEAN FOODS CO .......................        241,875
     6,300       DOLE FOOD, INC ......................        213,412
       700       DREYERS GRAND ICE CREAM, INC ........         20,300
       840       EARTHGRAINS CO ......................         43,890
     8,400       FLOWERS INDUSTRIES, INC .............        180,600
    20,900       GENERAL MILLS, INC ..................      1,324,537
    10,900     o GENERAL NUTRITION COS, INC ..........        183,937
    42,850       HEINZ (H.J.) CO .....................      1,531,887
    12,800       HERSHEY FOODS CORP ..................        560,000
     7,900       HORMEL FOODS CORP ...................        213,300
    14,400       IBP, INC ............................        349,200
     4,000       INTERSTATE BAKERIES CORP ............        196,500
    12,100       KELLOGG CO ..........................        794,062
     6,300       LANCE, INC ..........................        113,400
    12,300       MCCORMICK & CO, INC (NON-VOTE) ......        289,818
    12,000       NABISCO HOLDINGS CORP (CLASS A) .....        466,500
     3,200       NATURES SUNSHINE PRODUCTS, INC ......         57,600
       700     o NBTY, INC ...........................         13,300
     9,200       PIONEER-HI-BRED INTERNATIONAL, INC ..        644,000
    18,500       QUAKER OATS CO ......................        705,312
    10,500     o RALCORP HOLDINGS, INC ...............        221,812
    13,800       RALSTON PURINA CO ...................      1,012,575
    10,350       RICHFOOD HOLDINGS, INC ..............        250,987
    64,000       SARA LEE CORP .......................      2,384,000
     4,000     o SMITHFIELD FOODS, INC ...............        152,000
       388       SMITH'S FOOD & DRUG
                  CENTERS, INC (CLASS B) .............         12,028
       924       TOOTSIE ROLL INDUSTRIES, INC ........         36,613
    11,200       TYSON FOODS, INC ....................        383,600
     4,600       UNIVERSAL FOODS CORP ................        162,150
     3,100     o WHOLE FOODS MARKET, INC .............         69,750
       350       WLR FOODS, INC ......................          4,331
    13,700       WRIGLEY (WM) JR CO ..................        770,625
                                                         ------------
                                                           19,621,110
                                                         ------------

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               FOREST PRODUCTS--0.45%
     6,000       BOISE CASCADE CORP ..................    $   190,500
    11,000       CHAMPION INTERNATIONAL CORP .........        475,750
    11,300     o COLLINS & AIKMAN CORP ...............         70,625
    11,500       GEORGIA-PACIFIC CORP ................        828,000
    15,900       LOUISIANA PACIFIC CORP ..............        335,887
     5,500       POTLATCH CORP .......................        236,500
     5,700       RAYONIER, INC .......................        218,737
     1,100       TJ INTERNATIONAL, INC ...............         25,575
    26,200       WEYERHAEUSER CO .....................      1,241,225
     7,300       WILLAMETTE INDUSTRIES, INC ..........        508,262
                                                         ------------
                                                            4,131,061
                                                         ------------
               HEALTHCARE--DRUGS--5.79%
     2,800     o AGOURON PHARMACEUTICALS, INC ........        189,700
     3,000     o ALLIANCE PHARMACEUTICAL CORP ........         40,875
    11,800     o ALZA CORP ...........................        305,325
    85,600       AMERICAN HOME PRODUCTS CORP .........      5,018,300
    35,900     o AMGEN, INC ..........................      1,952,062
    11,625       ARBOR DRUGS, INC ....................        201,984
     7,260       BERGEN BRUNSWIG CORP (CLASS A) ......        206,910
     1,000     o BIO-TECHNOLOGY GENERAL CORP .........         13,125
     9,100     o BIOGEN, INC .........................        352,625
       951       BLOCK DRUG, INC (CLASS A) ...........         43,746
    66,800       BRISTOL MYERS SQUIBB CO .............      7,264,500
       600     o CELLPRO, INC ........................          7,500
     8,700     o CENTOCOR, INC .......................        311,025
     4,000     o CEPHALON, INC .......................         82,000
    22,128     o CHIRON CORP .........................        412,134
       200     o COPLEY PHARMACEUTICAL, INC ..........          1,850
     1,100     o COR THERAPEUTICS, INC ...............         10,862
     2,200     o CYGNUS, INC .........................         31,900
     6,400     o DURA PHARMACEUTICALS, INC ...........        305,600
     2,364     o ELAN CORP PLC ADR ...................         78,603
     1,890     o ENZO BIOCHEMICAL, INC ...............         34,256
     7,100     o FOREST LABORATORIES, INC ............        232,525
     1,600     o GENETICS INSTITUTE, INC
                  (DEPOSITORY SHARES) ................        135,600
       600     o GENSIA, INC .........................          2,775
     9,700     o GENZYME CORP (GENERAL DIVISION) .....        210,975
        81     o GENZYME CORP
                  (TISSUE REPAIR DIVISION) ...........            577
     4,900     o GILEAD SCIENCES, INC ................        122,500
     7,300     o IMMUNEX CORP NEW ....................        142,350
     4,700     o INTERNEURON PHARMACEUTICALS, INC ....        122,200
     5,400     o ISIS PHARMACEUTICALS, INC ...........         97,200
    14,592       IVAX CORP ...........................        149,568
     3,800       JONES MEDICAL INDUSTRIES, INC .......        139,175
       600     o LIGAND PHARMACEUTICALS CO
                  (CLASS A) ..........................        $ 8,925
    62,238       LILLY (ELI) & CO ....................      4,543,374
     5,700     o LIPOSOME CO, INC ....................        109,012
     2,400     o MATRIX PHARMACEUTICALS, INC .........         14,700
     6,300       MCKESSON CORP NEW ...................        352,800
   163,400       MERCK & CO, INC .....................     12,949,450
    18,150       MYLAN LABORATORIES, INC .............        304,012
     1,200     o NEUROGEN CORP .......................         23,100
     4,700     o NEXSTAR PHARMACEUTICALS, INC ........         70,500
     1,700     o PDT, INC ............................         47,600
    85,900       PFIZER, INC .........................      7,118,962
    58,645       PHARMACIA & UPJOHN, INC .............      2,323,808
       400     o PROTEIN DESIGN LABORATORIES, INC ....         14,600
     6,000       RHONE-POULNEC RORER, INC ............        468,750
     1,900     o ROBERTS PHARMACEUTICAL CORP .........         21,375
     3,900     o SCHERER (R.P.) CORP .................        195,975
    50,200       SCHERING-PLOUGH CORP ................      3,250,450
     2,400     o SEPRACOR, INC .......................         39,900
     6,400     o SEQUUS PHARMACEUTICALS, INC .........        102,400
     2,200     o SOMATOGEN, INC ......................         24,200
     4,000     o THERMEDICS, INC .....................         72,500
     1,900     o U.S. BIOSCIENCE, INC ................         23,987
     4,100     o VERTEX PHARMACEUTICALS, INC .........        165,025
    35,800       WARNER-LAMBERT CO ...................      2,685,000
     4,488     o WATSON PHARMACEUTICALS, INC .........        201,679
                                                         ------------
                                                           53,352,411
                                                         ------------
               HEALTHCARE--HOSPITAL SUPPLY--2.06%
   103,300       ABBOTT LABORATORIES CO ..............      5,242,475
     9,440       ALLEGIANCE CORP .....................        260,780
     8,600       BARD (C.R.), INC ....................        240,800
    35,400       BAXTER INTERNATIONAL, INC ...........      1,451,400
    17,200       BECTON DICKINSON & CO ...............        746,050
     1,300     o CNS, INC ............................         18,687
     3,000       DENTSPLY INTERNATIONAL, INC NEW .....        142,500
     9,671       GUIDANT CORP ........................        551,247
     2,900     o GULF SOUTH MEDICAL SUPPLY, INC ......         74,312
     3,300     o HAEMONETICS CORP ....................         62,287
     3,200     o ISOLYSER CO, INC ....................         22,400
   178,310       JOHNSON & JOHNSON CO ................      8,870,922
     6,200       MILLIPORE CORP ......................        256,525
     6,300     o NABI, INC ...........................         55,125
     7,000     o NEUROMEDICAL SYSTEMS, INC ...........         92,750
     5,800       OWENS & MINOR, INC NEW ..............         59,450
     4,600     o PATTERSON DENTAL CO .................        129,950
     6,700     o PHYSICIAN SALES & SERVICE, INC ......         96,312
     3,900     o SCHEIN (HENRY), INC .................        134,062
     3,100     o SOFAMOR DANEK GROUP, INC ............         94,550
     1,000     o TECNOL MEDICAL PRODUCTS, INC ........         15,125
     7,700       U.S. SURGICAL CORP ..................        303,187
     3,300     o VENTRITEX, INC ......................         81,262
                                                         ------------
                                                           19,002,158
                                                         ------------

               HEALTHCARE--OTHER--0.95%
     2,400     o ACCESS HEALTH, INC ..................        107,400
     3,800     o ACUSON CORP .........................         92,625
     2,000     o ADVANCED TECHNOLOGY
                  LABORATORIES, INC ..................         62,000
     6,500     o ADVANCED TISSUE SCIENCE CO ..........         62,156
    10,000       ALLERGAN, INC .......................        356,250
     5,400     o AMERICAN MEDICAL RESPONSE, INC ......        175,500
     1,200       ARROW INTERNATIONAL, INC ............         34,500
     3,900       BALLARD MEDICAL PRODUCTS CO .........         72,637
     7,100       BAUSCH & LOMB, INC ..................        248,500
    15,500       BIOMET, INC .........................        234,437
    13,491     o BOSTON SCIENTIFIC CORP ..............        809,460

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               HEALTHCARE--OTHER--(CONTINUED)
     5,178     o CORAM HEALTHCARE CORP ...............   $     25,890
     5,100     o COVENTRY CORP .......................         47,254
     1,200     o DATASCOPE CORP ......................         24,000
       400       DIAGNOSTIC PRODUCTS CORP ............         10,350
    13,083     o FRESENIUS MEDICAL CARE AG. ADR ......        367,959
     5,300     o GENESIS HEALTH VENTURES, INC ........        164,962
     7,500       HILLENBRAND INDUSTRIES, INC .........        271,875
     4,500     o HUMAN GENOME SCIENCES, INC ..........        183,375
     5,000     o IDEXX LABORATORIES, INC .............        180,000
     5,200       KINETIC CONCEPTS, INC ...............         63,700
     9,100     o MEDAPHIS CORP .......................        101,806
    31,700       MEDTRONIC, INC ......................      2,155,600
     4,600       MENTOR CORP .........................        135,700
     8,900     o NELLCOR PURITAN BENNETT, INC ........        194,687
    16,100       PALL CORP ...........................        410,550
     3,600     o PHYMATRIX CORP ......................         51,300
     4,900     o PHYSICIAN RELIANCE NETWORK, INC .....         37,975
     3,600     o PLAYTEX PRODUCTS, INC ...............         28,800
    10,250     o ST. JUDE MEDICAL, INC ...............        436,906
     5,910     o STERIS CORP .........................        257,085
    10,000       STEWART ENTERPRISES, INC (CLASS A) ..        340,000
     9,900       STRYKER CORP ........................        295,762
     4,250     o SUMMIT TECHNOLOGY, INC ..............         23,375
     2,200     o SUNRISE MEDICAL, INC ................         34,925
     9,700     o SYBRON INTERNATIONAL CORP ...........        320,100
     2,300     o TARGET THERAPEUTICS, INC ............         96,600
     2,100     o THERMO CARDIOSYSTEMS, INC ...........         63,000
     1,500     o THERMOTREX CORP .....................         41,062
     3,500     o VIVUS, INC ..........................        126,875
                                                         ------------
                                                            8,746,938
                                                         ------------
               HEALTHCARE--SERVICE--1.79%
    18,218       AETNA, INC ..........................      1,457,440
     5,900     o AMERISOURCE HEALTH CORP (CLASS A) ...        284,675
     5,800     o APRIA HEALTHCARE GROUP, INC .........        108,750
    14,800     o BEVERLY ENTERPRISES CO ..............        188,700
    12,891       CARDINAL HEALTH, INC ................        750,900
     4,100     o CERNER CORP .........................         63,550
     1,800     o COASTAL PHYSICIAN GROUP, INC ........          6,300
    90,555       COLUMBIA/HCA HEALTHCARE CORP ........      3,690,116
     5,796     o FHP INTERNATIONAL CORP ..............        215,176
     7,400     o FOUNDATION HEALTH CORP ..............        234,950
     2,600     o FOXMEYER HEALTH CORP ................          4,225
     5,950     o HEALTH CARE & RETIREMENT CORP .......        170,318
    13,362     o HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) NEW ......................        300,645
     3,500     o HEALTH MANAGEMENT SYSTEMS, INC ......         49,000
     8,000     o HEALTH SYSTEMS INTERNATIONAL, INC ...        198,000
     4,700     o HEALTHCARE COMPARE CO ...............        199,162
     7,700     o HEALTHSOURCE, INC ...................        101,062
    19,945     o HEALTHSOUTH CORP ....................        770,375
     6,717     o HORIZON/CMS HEALTHCARE CORP .........         84,802
    20,500     o HUMANA, INC .........................        392,062
     5,700       INTEGRATED HEALTH SERVICES, INC .....        138,937
     2,300     o INTEGRATED SILICON SOLUTION, INC ....         19,837
     7,600       INVACARE CORP .......................        209,000
    20,080     o LABORATORY CORP OF AMERICA
                  HOLDINGS ...........................         57,730
       244     o LABORATORY CORP OF AMERICA
                  HOLDINGS WTS 4/28/00 ...............             22
     5,000     o LINCARE HOLDINGS, INC ...............        205,000
     5,000     o LIVING CENTERS OF AMERICA, INC ......        138,750
     6,700     o MAGELLAN HEALTH SERVICES, INC .......        149,912
     6,400       MANOR CARE, INC .....................        172,800
     5,000     o MARINER HEALTH GROUP, INC ...........         41,875
     3,100     o MAXICARE HEALTH PLANS, INC ..........         68,975
    16,769     o MEDPARTNERS, INC ....................        352,149
     4,600     o MID ATLANTIC MEDICAL SERVICES, INC ..         61,525
     1,100       MORRISON HEALTH CARE, INC ...........         16,225
     5,450     o MULTICARE COS, INC ..................        110,362
     9,500     o NOVACARE, INC .......................        104,500
     4,100     o OCCUSYSTEMS, INC ....................        110,700
     2,200       OMEGA HEALTHCARE INVESTORS, INC .....         73,150
     8,400       OMNICARE, INC .......................        269,850
     7,000     o ORNDA HEALTHCORP ....................        204,750
     4,000     o ORTHODONTIC CENTERS OF AMERICA, INC .         64,000
    10,100     o OXFORD HEALTH PLANS, INC ............        591,481
       500     o PACIFICARE HEALTH SYSTEMS, INC
                  (CLASS A) ..........................         40,625
     2,800     o PACIFICARE HEALTH SYSTEMS, INC
                  (CLASS B) ..........................        238,700
     2,500     o PEDIATRIX MEDICAL GROUP, INC ........         92,500
     7,925     o PHYCOR, INC .........................        224,871
     5,300     o PHYSICIAN CORP OF AMERICA ...........         53,000
     4,700     o PHYSICIANS RESOURCE GROUP INC .......         83,425
     5,300     o RENAL TREATMENT CENTERS, INC ........        135,150
     5,800     o ROTECH MEDICAL CORP .................        121,800
       150     o SALICK HEALTH CARE, INC NEW .........          6,000
     3,600     o SIERRA HEALTH SERVICES, INC .........         88,650
    10,500     o SUN HEALTHCARE GROUP, INC ...........        141,750
    25,820     o TENET HEALTHCARE CORP ...............        564,812
     4,800     o TOTAL RENAL CARE HOLDINGS, INC ......        174,000
     1,000     o TRANSITIONAL HOSPITALS CORP .........          9,625
    24,500       UNITED HEALTHCARE CORP ..............      1,102,500
     6,900     o UNIVERSAL HEALTH SERVICES, INC ......        197,512
     7,398     o VALUE HEALTH, INC ...................        144,261
     7,115     o VENCOR, INC .........................        225,011
     1,500     o VISX, INC ...........................         33,187
     8,300     o VIVRA, INC ..........................        229,287
     6,134     o WELLPOINT HEALTH NETWORKS, INC ......        210,856
                                                         ------------
                                                           16,549,260
                                                         ------------
               HOUSEHOLD--CONSUMER ELECTRONICS--0.02%
     3,250       HARMAN INTERNATIONAL
                  INDUSTRIES, INC ....................        180,781
     4,400     o ZENITH ELECTRONICS CORP .............         47,850
                                                         ------------
                                                              228,631
                                                         ------------

               HOUSEHOLD--DURABLE GOODS--0.34%
       800       BASSETT FURNITURE INDUSTRIES, INC ...         19,600
    12,600       BLACK & DECKER CORP .................        379,575
     5,800     o GENTEX CORP .........................        116,725
    13,600       LEGGETT & PLATT, INC ................        470,900
    15,900       MAYTAG CO ...........................        314,025
    20,600       NEWELL COS, INC .....................        648,900
    16,300       SHAW INDUSTRIES, INC ................        191,525
    10,600       STANLEY WORKS CO ....................        286,200
    11,300       SUNBEAM CORP ........................        290,975
    10,100       WHIRLPOOL CORP ......................        470,912
                                                         ------------
                                                            3,189,337
                                                         ------------
               HOUSEHOLD--PRODUCTS--1.95%
       900       APTARGROUP, INC .....................         31,725
     2,800     o BRIGHTPOINT, INC ....................         83,300
     4,600       CLOROX CO ...........................        461,725
    18,700       COLGATE PALMOLIVE CO ................      1,725,075
    18,000       DIAL CORP ...........................        265,500
     1,200     o FIRST ALERT, INC ....................          4,050
     6,600       FIRST BRANDS CORP ...................        187,275
     2,000       HERBALIFE INTERNATIONAL, INC ........         65,250
    36,644       KIMBERLY-CLARK CORP .................      3,490,341
     4,200       LANCASTER COLONY CORP ...............        193,200
    14,900     o PERRIGO CO ..........................        135,962
     8,200       PREMARK INTERNATIONAL, INC ..........        182,450
    91,900       PROCTER & GAMBLE CO .................      9,879,250
    19,400       RUBBERMAID, INC .....................        441,350
     3,800     o SCOTTS CO (CLASS A) .................         75,525
     3,700       STANHOME, INC .......................         98,050
     5,100       TAMBRANDS, INC ......................        208,462
     7,300       TUPPERWARE CORP .....................        391,462
     1,400     o USA DETERGENTS INC ..................         58,275
                                                         ------------
                                                           17,978,227
                                                         ------------

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               INSURANCE--BROKERS & OTHER--0.32%
     2,700     o ABR INFORMATION SERVICES, INC .......   $    106,312
     9,000       ALEXANDER & ALEXANDER SERVICES, INC .        156,375
    20,600       EQUIFAX, INC ........................        630,875
     1,000       GALLAGHER (ARTHUR J.) & CO ..........         31,000
     4,400       JOHN ALDEN FINANCIAL CORP ...........         81,400
     9,500       MARSH & MCLENNAN COS, INC ...........        988,000
     5,900       MBIA, INC ...........................        597,375
     3,200       NORRELL CORP ........................         87,200
     8,300     o QUORUM HEALTH GROUP, INC ............        246,925
                                                         ------------
                                                            2,925,462
                                                         ------------
               INSURANCE--LIFE--0.76%
       500       AMERICAN NATIONAL INSURANCE CO ......         36,875
     7,200     o AMERIN CORP .........................        185,400
    13,200       AON CORP ............................        820,050
     3,500       BERKLEY (W.R.) CORP .................        177,625
    10,842       CONSECO, INC ........................        691,177
    10,800       EQUITABLE COS, INC ..................        265,950
     2,100       EQUITABLE OF IOWA COS NEW ...........         96,337
    10,950       JEFFERSON-PILOT CORP ................        620,043
     3,200     o PAUL REVERE CORP (THE) ..............        119,200
     4,600       PROVIDENT COS, INC ..................        222,525
    13,500       PROVIDIAN CORP ......................        693,562
    12,700       RELIANCE GROUP HOLDINGS, INC ........        115,887
     6,064       RELIASTAR FINANCIAL CORP ............        350,196
    13,000       SUNAMERICA, INC .....................        576,875
    10,100       TORCHMARK CORP ......................        510,050
    10,100       UNUM CORP ...........................        729,725
    10,100       USLIFE CORP .........................        335,825
     4,600       VESTA INSURANCE GROUP, INC ..........        144,325
    16,300       WESTERN NATIONAL CORP ...............        313,775
                                                         ------------
                                                            7,005,402
                                                         ------------
               INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--2.99%
     6,700       20TH CENTURY INDUSTRIES .............        113,062
    18,150       AFLAC, INC ..........................        775,912
     7,800       ALLIED GROUP, INC ...................        254,475
     7,400       ALLMERICA FINANCIAL CORP ............        247,900
     1,500       ALLMERICA PROPERTY & CASUALTY
                  COS, INC ...........................         45,562
    55,928       ALLSTATE CORP .......................      3,236,833
     5,800       AMERICAN BANKERS INSURANCE
                  GROUP, INC .........................        296,525
    51,550       AMERICAN INTERNATIONAL GROUP, INC ...      5,580,287
    23,400       CHUBB CORP ..........................      1,257,750
    10,300       CIGNA CORP ..........................      1,407,237
     9,703       CINCINNATI FINANCIAL CORP ...........        629,482
       800     o CNA FINANCIAL CORP ..................         85,600
    11,500       EVEREST REINSURANCE HOLDINGS, INC ...        330,625
     5,900       FREMONT GENERAL CORP ................        182,900
     9,900       GENERAL REINSURANCE CORP ............      1,561,725
     2,800       HARTFORD STEAM BOILER &
                  INSURANCE CO .......................        129,850
     5,800       HCC INSURANCE HOLDINGS, INC .........        139,200
       850     o HIGHLANDS INSURANCE GROUP, INC ......         17,212
     4,500       HORACE MANN EDUCATORS CORP ..........        181,687
       800     o INSURANCE AUTO AUCTIONS, INC ........          7,600
    16,600       ITT HARTFORD GROUP, INC .............      1,120,500
    14,900       LINCOLN NATIONAL CORP ...............        782,250
     2,400       MERCURY GENERAL CORP NEW ............        126,000
     7,400       MGIC INVESTMENT CORP ................        562,400
     6,300       NAC RE CORP .........................        213,412
     6,200       OHIO CASUALTY CORP ..................        220,100
    15,050       OLD REPUBLIC INTERNATIONAL CORP .....        402,587
     6,800       PROGRESSIVE CORP ....................        458,150
    18,400       SAFECO CORP .........................        725,650
    10,600       ST. PAUL COS, INC ...................        621,425
    10,000       TRANSAMERICA CORP ...................        790,000
    84,900       TRAVELERS GROUP, INC ................      3,852,337
     7,300       TRAVELERS/AETNA PROPERTY
                  CASUALTY CORP ......................        258,237
     7,800     o UICI ................................        253,500
     5,600       UNITRIN, INC ........................        312,200
    16,300       USF&G CORP ..........................        340,262
     1,100       ZURICH REINSURANCE CENTRE
                 HOLDINGS, INC .......................         34,375
                                                         ------------
                                                           27,554,809
                                                         ------------
               LEISURE TIME--1.28%
     2,900     o ACCLAIM ENTERTAINMENT, INC ..........          9,425
     2,000     o ANCHOR GAMING CO ....................         80,500
     2,600       ARCTIC CAT, INC .....................         25,675
       600     o ARGOSY GAMING CORP ..................          2,775
     4,700       AUTHENTIC FITNESS CORP ..............         56,400
     1,500     o AUTOTOTE CORP (CLASS A) .............          2,156
       850     o BALLY TOTAL FITNESS HOLDING CORP ....          6,746
    12,800     o BOYD GAMING CORP ....................        105,600
    14,900       BRUNSWICK CORP ......................        357,600
     8,900       CALLAWAY GOLF CO ....................        255,875
       450     o CASINO AMERICA, INC .................          1,434
       500     o CASINO MAGIC CORP ...................          1,234
       100     o CHARTWELL LEISURE, INC ..............          1,375
     2,390     o CHRIS CRAFT INDUSTRIES, INC .........        100,081
    14,100     o CIRCUS CIRCUS ENTERPRISES, INC ......        484,687
    90,726       DISNEY (WALT) CO ....................      6,316,797
     2,800     o GALOOB TOYS, INC ....................         39,200
     4,450     o GRAND CASINOS, INC ..................         60,075
     6,100     o GTECH HOLDINGS CORP .................        195,200
    13,600     o HARRAHS ENTERTAINMENT, INC ..........        270,300
    10,400       HASBRO, INC .........................        404,300
     3,700     o HOLLYWOOD ENTERTAINMENT CORP ........         68,450
     1,000     o HOLLYWOOD PARK, INC .................         15,000
    16,700       INTERNATIONAL GAME TECHNOLOGY CO ....        304,775
     6,900       JOSTENS, INC ........................        145,762
    37,256       MATTEL, INC .........................      1,033,854
    25,700     o MIRAGE RESORT, INC ..................        555,762
     3,000       OUTBOARD MARINE CORP ................         49,500
     3,250     o PLAYERS INTERNATIONAL, INC ..........         17,468
     2,900     o PRIMADONNA RESORTS, INC .............         49,300
     5,300     o REGAL CINEMAS, INC ..................        162,975
     2,300     o SCIENTIFIC GAMES HOLDINGS CORP ......         61,525
     3,100       SHOWBOAT, INC .......................         53,475
     2,000     o SODAK GAMING, INC ...................         30,750
     5,500     o SPEEDWAY MOTORSPORTS, INC ...........        115,500
    10,000     o SPELLING ENTERTAINMENT GROUP, INC ...         73,750
       800     o SPORTS & RECREATION, INC ............          6,200
     6,700     o STATION CASINOS, INC ................         67,837
     3,600       STRUM, RUGER & CO, INC ..............         69,750
     5,100     o TRUMP HOTEL & CASINO RESORT, INC ....         61,200
     4,600     o WMS INDUSTRIES, INC .................         92,000
                                                         ------------
                                                           11,812,268
                                                         ------------

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               MACHINERY--1.51%
     8,100       AGCO CORP ...........................   $    231,862
     4,600       BRIGGS & STRATTON CORP ..............        202,400
     4,600       BW/IP HOLDING, INC ..................         75,900
    25,600       CATERPILLAR, INC ....................      1,926,400
     6,500       CINCINNATI MILACRON, INC ............        142,187
     4,100     o COGNEX CORP .........................         75,850
     3,757     o COOPER CAMERON CORP .................        287,410
    13,030       COOPER INDUSTRIES, INC ..............        548,888
    35,200       DEERE & CO ..........................      1,430,000
     3,800       DELTA & PINE LAND CO ................        121,600
    15,400       DOVER CORP ..........................        773,850
     7,500       DURIRON CO, INC .....................        203,437
     9,100       FEDERAL SIGNAL CORP .................        235,462
     2,500     o FMC CORP NEW ........................        175,312
     1,500     o FSI INTERNATIONAL, INC ..............         22,500
     2,700       GATX CORP ...........................        130,950
     6,000       GIDDINGS & LEWIS, INC ...............         77,250
     6,400       GOULDS PUMPS, INC ...................        146,800
     4,600       GREENFIELD INDUSTRIES, INC ..........        140,875
     6,700       HARNISCHFEGER INDUSTRIES, INC .......        322,437
     2,400       HARSCO CORP .........................        164,400
    13,600       ILLINOIS TOOL WORKS, INC ............      1,086,300
    14,600       INGERSOLL-RAND CO ...................        649,700
       900     o INTEGRATED PROCESS EQUIPMENT CORP ...         16,200
     2,100     o INTERVOICE, INC .....................         25,725
     6,900       JLG INDUSTRIES, INC .................        110,400
     2,100       KAYDON CORP .........................         98,962
     4,792       KENNAMETAL, INC .....................        186,289
     8,200       KEYSTONE INTERNATIONAL, INC .........        165,025
     6,348     o LUCASVARITY PLC ADR .................        241,224
     6,800       MASCOTECH, INC ......................        111,350
     2,600       MEASUREX CORP .......................         62,400
     3,800     o MOLTEN METAL TECHNOLOGY, INC ........         44,650
     4,406     o NEWPORT NEWS SHIPBUILDING, INC ......         66,090
       200       NORDSON CORP ........................         12,750
     2,000     o NOVELLUS SYSTEMS, INC ...............        108,375
    11,150       PARKER-HANNIFIN CORP ................        432,062
       800       ROPER INDUSTRIES, INC NEW ...........         31,300
     5,200       STEWART & STEVENSON SERVICES, INC ...        151,450
     9,300       SUNDSTRAND CORP .....................        395,250
     6,700       TECUMSEH PRODUCTS CO (CLASS A) ......        384,412
       700       TELEFLEX, INC .......................         36,487
    19,350     o THERMO ELECTRON CORP ................        798,187
     5,238       TIMKEN CO ...........................        240,293
       700       TORO CO .............................         25,550
       800       TRIMAS CORP .........................         19,100
     8,000       TRINITY INDUSTRIES, INC .............        300,000
     5,000       TRINOVA CORP ........................        181,875
     3,200     o ULTRATECH STEPPER, INC ..............         76,000
     1,800       WATTS INDUSTRIES, INC (CLASS A) .....         42,975
     7,100       YORK INTERNATIONAL CORP .............        396,712
                                                         ------------
                                                           13,932,863
                                                         ------------
               METALS--ALUMINUM--0.23%
     5,500     o ACX TECHNOLOGIES, INC ...............        109,312
     5,700     o ALUMAX, INC .........................        190,237
    20,500       ALUMINUM CO OF AMERICA ..............      1,306,875
     7,900     o KAISER ALUMINUN CORP ................         91,837
     7,100       REYNOLDS METALS CO ..................        400,262
                                                         ------------
                                                            2,098,523
                                                         ------------
               METALS--GOLD--0.31%
    18,600     o AMAX GOLD, INC ......................        118,575
    31,300       BATTLE MOUNTAIN GOLD CO .............        215,187
     4,500       COEUR DALENE MINES CORP .............         68,062
    17,692       FREEPORT MCMORAN COPPER &
                  GOLD, INC (CLASS A) ................        497,587
     6,533       FREEPORT-MCMORAN COPPER &
                  GOLD INC, (CLASS B) ................        195,173
     5,891     o GETCHELL GOLD CORP ..................        226,067
    19,300       HOMESTAKE MINING CO .................        275,025
     4,500       NEWMONT GOLD CO .....................        196,875
    13,524       NEWMONT MINING CORP .................        605,199
    25,840       SANTA FE PACIFIC GOLD CORP ..........        397,290
                                                         ------------
                                                            2,795,040
                                                         ------------
               METALS--NON-FERROUS--0.26%
     8,200       ASARCO, INC .........................        203,975
     5,600       BMC INDUSTRIES, INC .................        176,400
     1,200       BRUSH WELLMAN, INC ..................         19,650
     6,300     o COLEMAN CO, INC .....................         86,625
    13,600       CYPRUS AMAX MINERALS CO .............        317,900
     4,416       FREEPORT-MCMORAN, INC ...............        141,864
     6,700     o HECLA MINING CO .....................         37,687
     8,900       MAPCO, INC ..........................        302,600
     5,400       MINERALS TECHNOLOGIES, INC ..........        221,400
     3,300     o MUELLER INDUSTRIES, INC .............        127,050
     1,000     o OREGON METALLURICAL CORP ............         32,250
     8,900       PHELPS DODGE CORP ...................        600,750
     2,000     o RMI TITANIUM CO .....................         56,250
     4,500     o STILLWATER MINING CO ................         81,562
     9,000     o SUNSHINE MINING & REFINING CO .......          8,437
                                                         ------------
                                                            2,414,400
                                                         ------------

               METALS--STEEL--0.33%
     4,500       AK STEEL HOLDINGS CORP ..............        178,312
    17,225       ALLEGHENY TELEDYNE, INC .............        396,175
     9,800     o ARMCO, INC ..........................         40,425
    15,500     o BETHLEHEM STEEL CORP ................        139,500
     7,700       BIRMINGHAM STEEL CORP ...............        146,300
     2,900       CARPENTER TECHNOLOGY CORP ...........        106,212
       600       CLEVELAND CLIFFS, INC ...............         27,225
     7,475       HANNA (M.A.) CO .....................        163,515
     7,500       INLAND STEEL INDUSTRIES, INC ........        150,000
     6,000       J & L SPECIALTY STEEL, INC ..........         68,250
    14,900       LTV CORP NEW ........................        176,937
       200       LUKENS, INC .........................          4,025
    11,200       NUCOR CORP ..........................        571,200
       400       OREGON STEEL MILLS, INC .............          6,700
       300       ROUGE STEEL CO (CLASS A) ............          6,337
    17,400       UNR INDUSTRIES, INC .................        104,400
    10,700       USX-US STEEL GROUP, INC .............        335,712
     4,600     o WOLVERINE TUBE, INC .................        162,150
    12,400       WORTHINGTON INDUSTRIES, INC .........        224,750
                                                         ------------
                                                            3,008,125
                                                         ------------
               MISCELLANEOUS MATERIALS &
                 COMMODITIES--0.01%
     4,400     o OAKLEY, INC .........................         47,850
     1,200     o ZOLTEK COS, INC .....................         43,650
                                                         ------------
                                                               91,500
                                                         ------------
               OFFICE EQUIPMENT--3.53%
    12,500     o AMDAHL CORP .........................        151,562
    16,900     o APPLE COMPUTER, INC .................        352,787
     3,900     o APPLIED MAGNETICS CORP ..............        116,512
     3,900     o ASPECT TELECOMMUNICATIONS CORP ......        247,650
     2,742     o AST RESEARCH, INC ...................         11,482
    13,900       AVERY DENNISON CORP .................        491,712
     2,200     o BOISE CASCADE OFFICE PRODUCTS CORP ..         46,200
    37,100     o COMPAQ COMPUTER CORP ................      2,754,675
     7,600     o DATA GENERAL CORP ...................        110,200
    19,600     o DELL COMPUTER CORP ..................      1,041,250
    20,500     o DIGITAL EQUIPMENT CORP ..............        745,687
     2,600     o FILENET CORP ........................         83,200
   110,800       HEWLETT-PACKARD CO ..................      5,567,700
     4,000       HON INDUSTRIES, INC .................        132,000
     1,700     o IN FOCUS SYSTEMS, INC ...............         36,762
    70,400       INTERNATIONAL BUSINESS
                  MACHINES CORP ......................     10,630,400
    14,500     o IOMEGA CORP .........................        251,937
     6,700     o KOMAG, INC ..........................        181,737
    12,300     o LEXMARK INTERNATIONAL GROUP
                  (CLASS A) ..........................        339,787
     1,800     o MICROCOM, INC .......................         22,275
     4,200       MILLER (HERMAN), INC ................        237,825
    22,300       PITNEY BOWES, INC ...................      1,215,350
     7,100     o QUANTUM CORP ........................        203,237
     3,600     o SCI SYSTEMS, INC ....................        160,650
    28,300     o SEAGATE TECHNOLOGY, INC .............      1,117,850
     7,700     o SEQUENT COMPUTER SYSTEMS, INC .......        136,675
    23,968     o SILICON GRAPHICS, INC ...............        611,184
     5,500     o SOLECTRON CORP ......................        293,562
     8,100     o STORAGE TECHNOLOGY CORP .............        385,762
     4,900     o STRATUS COMPUTER, INC ...............        133,525
    48,200     o SUN MICROSYSTEMS, INC ...............      1,238,137
    19,000     o TANDEM COMPUTERS, INC ...............        261,250
     5,000     o U.S. OFFICE PRODUCTS CO .............        170,625
    27,100     o UNISYS CORP .........................        182,925
    11,500     o VIKING OFFICE PRODUCTS, INC .........        306,906
     6,800     o WANG LABORATORIES, INC ..............        137,700
    46,000       XEROX CORP ..........................      2,420,750
                                                         ------------
                                                           32,529,428
                                                         ------------


                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
                PAPER--0.67%
     5,500       ALBANY INTERNATIONAL CORP
                  (CLASS A) NEW ......................    $   127,187
     7,200       BEMIS, INC ..........................        265,500
     4,800       BOWATER, INC ........................        180,600
     6,200       CARAUSTAR INDUSTRIES, INC ...........        206,150
     3,800       CHESAPEAKE CORP .....................        119,225
     3,000       CONSOLIDATED PAPERS, INC ............        147,375
       270     o CROWN VANTAGE, INC ..................          2,295
     5,000     o FORT HOWARD CORP ....................        138,437
     4,600       GLATFELTER (P.H.) CO ................         82,800
    39,648       INTERNATIONAL PAPER CO ..............      1,600,788
    12,200       JAMES RIVER CORP OF VIRGINIA ........        404,125
     4,300     o JEFFERSON SMURFIT CORP ..............         69,068
     8,100       LONGVIEW FIBRE CO ...................        148,837
     7,200       MEAD CORP ...........................        418,500
     9,700       PENTAIR, INC ........................        312,825
     1,900     o SHOREWOOD PACKAGING CORP ............         37,050
    14,630       SONOCO PRODUCTS CO ..................        378,551
    10,500       STONE CONTAINER CORP ................        156,187
     7,600       TEMPLE-INLAND, INC ..................        411,350
     9,500       UNION CAMP CORP .....................        453,625
     5,425       WAUSAU PAPER MILLS CO ...............        100,362
    13,050       WESTVACO CORP .......................        375,187
                                                         ------------
                                                            6,136,024
                                                         ------------

               PETROLEUM--EXPLORATION &
                 PRODUCTION--1.05%
    11,100       AMERADA HESS CORP ...................        642,412
     6,700       ANADARKO PETROLEUM CORP .............        433,825
    11,100       APACHE CORP .........................        392,662
     7,300       ASHLAND, INC ........................        320,287
     6,300     o BARNETT RESOURCES CORP ..............        268,537
     5,400     o BENTON OIL & GAS CO .................        122,175
    17,000       BURLINGTON RESOURCES, INC ...........        856,375
     2,300     o CHESAPEAKE ENERGY CORP ..............        127,937
     5,900       DEVON ENERGY CORP ...................        205,025
     2,900     o ENERGY VENTURES, INC ................        147,537
     8,300       ENRON OIL & GAS CO ..................        209,575
     4,800     o ENSERCH EXPLORATION, INC ............         56,400
     3,900     o FALCON DRILLING CO, INC .............        153,075
     2,400     o FLORES & RUCKS, INC .................        127,800
     6,200       KERR-MCGEE CORP .....................        446,400
     4,700       LOUISIANA LAND & EXPLORATION CO .....        252,037
     2,200       MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS A) .....................         49,225
     6,500       MURPHY OIL CORP .....................        361,562
     4,800     o NEWFIELD EXPLORATION CO .............        124,800
     5,900       NOBLE AFFILIATES, INC ...............        282,462
     4,300     o NUEVO ENERGY CO .....................        223,600
    16,200     o ORYX ENERGY CO ......................        400,950
     6,000       PARKER & PARSLEY PETROLEUM CO .......        220,500
     7,900       PENNZOIL CO .........................        446,350
     4,400       POGO PRODUCING CO ...................        207,900
    15,600     o SANTA FE ENERGY RESOURCES, INC ......        216,450
     9,592     o SEAGULL ENERGY CORP .................        211,024
     6,300       SNYDER OIL CORP .....................        109,462
     3,800       SOUTHDOWN INC .......................        118,275
     2,400     o SWIFT ENERGY CO .....................         71,700
       825     o TEJAS GAS CORP ......................         39,290
     2,700     o TRITON ENERGY LTD ...................        130,950
    34,992       UNION PACIFIC RESOURCES GROUP, INC ..      1,023,516
    10,200       UNION TEXAS PETROLEUM HOLDINGS, INC .        228,225
     4,700     o UNITED MERIDIAN CORP ................        243,225
     6,100       VINTAGE PETROLEUM, INC ..............        210,450
                                                         ------------
                                                            9,681,975
                                                         ------------

               PETROLEUM--INTEGRATED--4.90%
    65,600       AMOCO CORP ..........................      5,280,800
    20,600       ATLANTIC RICHFIELD CO ...............      2,729,500
    88,300       CHEVRON CORP ........................      5,739,500
   167,100       EXXON CORP ..........................     16,375,800
     3,200     o FORCENERGY GAS EXPLORATION, INC .....        116,000
    53,100       MOBIL CORP ..........................      6,491,475
    44,800       OCCIDENTAL PETROLEUM CORP ...........      1,047,200
    26,600       PHILLIPS PETROLEUM CO ...............      1,177,050
    10,300       QUAKER STATE OIL REFINING CORP ......        145,487
    12,600       SUN CO, INC .........................        307,125
    35,100       TEXACO, INC .........................      3,444,187
    34,127       UNOCAL CORP .........................      1,386,409
    38,600       USX-MARATHON GROUP, INC NEW .........        921,575
                                                         ------------
                                                           45,162,108
                                                         ------------

               PETROLEUM--SERVICE--0.97%
    18,000       BAKER HUGHES, INC ...................        621,000
     4,850     o BJ SERVICES CO ......................        247,350
       160     o BJ SERVICES CO WTS 4/13/00 ..........          4,300
    11,500       CABOT CORP ..........................        288,937
     6,800       CAMCO INTERNATIONAL, INC ............        313,650
     1,500     o CLIFFS DRILLING CO ..................         94,875
     2,200     o DIAMOND OFFSHORE DRILLING, INC ......        125,400
    23,700       DRESSER INDUSTRIES, INC .............        734,700
     9,225     o ENSCO INTERNATIONAL, INC ............        447,412
    10,900       FLUOR CORP ..........................        683,975
     5,300     o GLOBAL INDUSTRIAL TECHNOLOGIES, INC .        117,262
     5,200     o GLOBAL INDUSTRIES LTD ...............         96,850
    17,500     o GLOBAL MARINE, INC NEW ..............        360,937
    15,236       HALLIBURTON CO ......................        917,969
     5,000       HELMERICH & PAYNE, INC ..............        260,625
     6,200     o MARINE DRILLING CO, INC .............        122,062
       190     o MCMORAN OIL & GAS CO ................            415
    12,400     o NABORS INDUSTRIES, INC ..............        238,700
    13,600     o NOBLE DRILLING CORP .................        270,300
     8,800     o PARKER DRILLING CO ..................         84,700
     5,500     o PRIDE PETROLEUM SERVICES, INC .......        127,875
     7,200     o READING & BATES CORP ................        190,800
     9,300     o ROWAN COS, INC ......................        210,412
     4,800     o SMITH INTERNATIONAL, INC ............        215,400
     7,100       TIDEWATER, INC ......................        321,275
     6,049       TOSCO CORP ..........................        478,627
     2,100       TRANSOCEAN OFFSHORE, INC ............        131,512
     7,600     o TUBOSCOPE VETCO INTERNATIONAL CORP ..        117,800
    12,294       ULTRAMAR DIAMOND SHAMROCK CORP ......        388,797
     2,800     o VARCO INTERNATIONAL, INC ............         64,750
     7,100     o WEATHERFORD ENTERRA, INC ............        213,000
     6,000     o WESTERN ATLAS, INC ..................        425,250
                                                         ------------
                                                            8,916,917
                                                         ------------

                       See notes to financial statements.

    SHARES                                                    VALUE
    ------                                                    -----
               PHOTOGRAPHY--0.44%
    45,600       EASTMAN KODAK CO ....................  $   3,659,400
     6,700       POLAROID CORP .......................        291,450
     1,400     o PRESSTEK, INC .......................         99,750
                                                         ------------
                                                            4,050,600
                                                         ------------
               PROPERTY--REAL ESTATE--0.20%
     5,200       CRESCENT REAL ESTATE EQUITIES, INC ..        274,300
    13,200       HOSPITALITY PROPERTIES TRUST ........        382,800
     6,250       KIMCO REALTY CORP ...................        217,968
     4,200       PATRIOT AMERICAN HSOPITALITY ........        181,125
     8,400       SECURITY CAPITAL INDUSTRIAL TRUST ...        179,550
    12,500       TAUBMAN CENTERS, INC ................        160,937
     6,200     o TOLL BROTHERS, INC ..................        120,900
     6,800       WASHINGTON REAL ESTATE
                  INVESTMENT TRUST ...................        119,000
     3,800       WEINGARTEN REALTY INVESTORS, INC ....        154,375
     3,200       WELLSFORD RESIDENTIAL
                  PROPERTY TRUST .....................         77,600
                                                         ------------
                                                            1,868,555
                                                         ------------

               PUBLISHING--NEWSPAPER--0.50%
     6,900       BELO (A.H.) CORP SERIES A ...........        240,637
     1,100       CENTRAL NEWSPAPERS, INC (CLASS A) ...         48,400
    11,584     o COX COMMUNICATIONS, INC
                  (CLASS A) NEW ......................        267,880
     7,800       DOW JONES & CO, INC .................        264,225
    18,100       GANNETT CO, INC .....................      1,355,237
    14,400       HOLLINGER INTERNATIONAL, INC ........        165,600
    12,100       KNIGHT-RIDDER, INC ..................        462,825
    13,300       NEW YORK TIMES CO (CLASS A) .........        505,400
    11,700       TIMES MIRROR CO (SERIES A) NEW ......        582,075
     6,700       TRIBUNE CO NEW ......................        528,462
     5,300     o VALASSIS COMMUNICATIONS, INC ........        111,962
       200       WASHINGTON POST CO (CLASS B) ........         67,025
                                                         ------------
                                                            4,599,728
                                                         ------------
               PUBLISHING--OTHER--0.67%
    12,000       AMERICAN GREETINGS CORP (CLASS A) ...        340,500
       700       BOWNE & CO, INC .....................         17,237
    16,000       DONNELLEY (R.R.) & SONS CO ..........        502,000
    22,800       DUN & BRADSTREET CORP ...............        541,500
       700     o GIBSON GREETINGS, INC ...............         13,737
     7,200       HARCOURT GENERAL, INC ...............        332,100
     2,200       HOUGHTON MIFFLIN CO .................        124,575
    34,200     o K-III COMMUNICATIONS CORP ...........        367,650
     1,400       LEE ENTERPRISES, INC ................         32,550
     5,300    Xo MARVEL ENTERTAINMENT GROUP, INC .....          9,937
    14,300       MCGRAW HILL COS, INC ................        659,587
     3,700       MEREDITH CORP .......................        195,175
    13,100       READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VTG) ................        527,275
     2,300     o SCHOLASTIC CORP .....................        154,675
    62,497       TIME WARNER, INC ....................      2,343,637
                                                         ------------
                                                            6,162,135
                                                         ------------
               RAILROAD--0.84%
    20,345       BURLINGTON NORTHERN SANTA FE CORP ...      1,757,299
     7,808       CONRAIL, INC ........................        777,872
    28,800       CSX CORP ............................      1,216,800
     8,000       ILLINOIS CENTRAL CORP SERIES A ......        256,000
     4,700       KANSAS CITY SOUTHERN INDUSTRIES, INC         211,500
    17,000       NORFOLK SOUTHERN CORP ...............      1,487,500
    28,685       UNION PACIFIC CORP ..................      1,724,685
     7,100     o WISCONSIN CENTRAL TRANSIT CORP ......        281,337
                                                         ------------
                                                            7,712,993
                                                         ------------
               RESTAURANTS & HOTELS--1.38%
     6,400       APPLE SOUTH, INC ....................         86,400
     5,400       APPLEBEES INTERNATIONAL, INC ........        148,500
     9,300     o AZTAR CORP ..........................         65,100
    12,200       BOB EVANS FARMS, INC ................        164,700
     9,100     o BOSTON CHICKEN, INC .................        326,462
     5,600     o BUFFETS, INC ........................         51,100
     5,900     o CHOICE HOTELS INTERNATIONAL, INC ....        103,987
     4,200       CKE RESTAURANTS, INC ................        151,200
     9,500       CRACKER BARREL OLD
                  COUNTRY STORE, INC .................        241,062
    26,100       DARDEN RESTAURANTS, INC .............        228,375
     7,500     o EXTENDED STAY AMERICA, INC ..........        150,937
    11,300       FELCOR SUITE HOTELS, INC ............        399,737
    17,800     o HFS INC .............................      1,063,550
    25,400       HILTON HOTELS CORP ..................        663,575
     1,344     o HOMESTEAD VILLAGE, INC ..............         24,192
       902     o HOMESTEAD VILLAGE, INC WTS ..........          7,328
    24,600     o HOST MARRIOTT CORP ..................        393,600
     1,940     o HOST MARRIOTT SERVICES CORP .........         17,702
    16,000     o ITT CORP (NEW) ......................        694,000
    10,450       LA QUINTA INNS, INC .................        199,856
     4,900     o LANDRYS SEAFOOD RESTAURANTS, INC ....        104,737
     4,800     o LONE STAR STEAKHOUSE & SALOON, INC ..        128,400
     7,000       LUBYS CAFETERIA, INC ................        139,125
    14,300       MARRIOTT INTERNATIONAL, INC .........        790,075
    93,300       MCDONALDS CORP ......................      4,221,825
     2,600     o MGM GRAND, INC ......................         90,675
       825       MORRISON FRESH COOKING, INC .........          3,815
     6,800     o OUTBACK STEAKHOUSE, INC .............        181,900
     4,050     o PAPA JOHNS INTERNATIONAL, INC .......        136,687
     8,100     o PRIME HOSPITALITY CORP ..............        130,612
     7,700     o PROMUS HOTEL CORP ...................        228,112
     2,100     o RAINFOREST CAFE, INC ................         49,350
       800     o RIO HOTEL & CASINO, INC .............         11,700
     2,250       RUBY TUESDAY, INC ...................         41,625
    10,900     o RYANS FAMILY STEAK HOUSES, INC ......         74,937
     2,200       SBARRO, INC .........................         56,100

     5,600     o SHONEYS, INC ........................         39,200
    24,100       SYSCO CORP ..........................        786,262
    18,100       WENDYS INTERNATIONAL, INC ...........        371,050
                                                         ------------
                                                           12,767,550
                                                         ------------

               RETAIL--FOOD--0.70%
    29,600       ALBERTSONS, INC .....................      1,054,500
    16,000       AMERICAN STORES CO NEW ..............        654,000
    10,025       FLEMING COS, INC ....................        172,931
    45,500       FOOD LION, INC (CLASS B) ............        460,687
     8,000       GIANT FOOD, INC (CLASS A) ...........        276,000
     3,700       GREAT ATLANTIC & PACIFIC TEA CO, INC         117,937
     6,000       HANNAFORD BROTHERS, INC .............        204,000
    14,400     o KROGER CO ...........................        669,600
     2,612     o QUALITY FOOD CENTERS, INC ...........         88,155
     2,900       RUDDICK CORP ........................         40,600
    31,800     o SAFEWAY, INC NEW ....................      1,359,450
    21,700     o SOUTHLAND CORP ......................         64,421
    10,000     o STARBUCKS CORP ......................        286,250
    11,600       SUPERVALU, INC ......................        329,150
     3,800     o VONS COS, INC .......................        227,525
    13,400       WINN DIXIE STORES, INC ..............        423,775
                                                         ------------
                                                            6,428,981
                                                         ------------
                       See notes to financial statements.

    SHARES                                                    VALUE
    ------                                                    -----
               RETAIL--GENERAL MERCHANDISE--3.68%
    19,900     o AUTOZONE, INC .......................  $     547,250
     1,800     o BABY SUPERSTORE, INC ................         43,200
     4,900     o BARNES & NOBLE, INC .................        132,300
     5,500     o BED BATH & BEYOND, INC ..............        133,375
     3,900     o BEST BUY, INC .......................         41,437
     1,200     o BOMBAY, INC .........................          5,550
     6,200     o BORDERS GROUP, INC ..................        222,425
     2,200       BROWN GROUP, INC ....................         40,425
     3,400     o BURLINGTON COAT FACTORY
                  WAREHOUSE CORP .....................         44,200
     1,300    Xo CALDOR CORP .........................          1,462
     8,600       CASEYS GENERAL STORES, INC ..........        161,250
    14,600     o CHARMING SHOPPES, INC ...............         73,912
    12,800       CIRCUIT CITY STORES, INC ............        385,600
     9,000       CLAIRES STORES, INC .................        117,000
     2,600       CML GROUP, INC ......................          8,775
     8,750     o CONSOLIDATED STORES CORP ............        282,187
    45,659     o CUC INTERNATIONAL, INC ..............      1,084,401
    13,100       CVS CORP ............................        542,012
    28,100       DAYTON HUDSON CORP ..................      1,102,925
     3,600     o DEPARTMENT 56, INC ..................         89,100
    15,800       DILLARD DEPARTMENT STORES,
                  INC (CLASS A) ......................        487,825
    11,812       DOLLAR GENERAL CORP .................        377,984
     2,800     o DOLLAR TREE STORES, INC .............        107,100
     9,245     o ECKERD CORP .........................        295,840
       300    Xo EDISON BROTHERS STORES, INC .........            337
     3,900       ETHAN ALLEN INTERIORS, INC ..........        150,150
     6,900       FAMILY DOLLAR STORES, INC ...........        140,587
    28,213     o FEDERATED DEPARTMENT STORES, INC ....        962,768
     8,700       FINGERHUT COS, INC ..................        106,575
     4,169     o FOOTSTAR, INC .......................        103,703
    14,600     o FURNITURE BRANDS INTERNATIONAL, INC .        204,400
    28,100       GAP, INC ............................        846,512
     1,500     o GLOBAL DIRECTMAIL CORP ..............         65,437
     3,500     o GYMBOREE CORP .......................         80,062
     1,800     o HANDLEMAN CO ........................         15,300
     1,700       HECHINGER CO (CLASS A) ..............          3,506
     7,600       HEILIG MEYERS CO ....................        123,500
    64,300       HOME DEPOT, INC .....................      3,223,037
     3,465     o HSN, INC ............................         82,293
       900     o INTELLIGENT ELECTRONICS, INC ........          7,200
     5,700     o JONES APPAREL GROUP, INC ............        213,037
    64,500     o K MART CORP .........................        669,187
     7,800     o KOHLS CORP ..........................        306,150
     3,200     o LANDS END, INC ......................         84,800
    28,192       LIMITED, INC ........................        518,028
     1,000       LONGS DRUG STORES CORP ..............         49,125
    19,100       LOWES COS, INC ......................        678,050
     4,100     o MAC FRUGALS BARGAINS
                  CLOSE-OUTS, INC ....................        107,112
    32,800       MAY DEPARTMENT STORES CO ............      1,533,400
     2,900     o MENS WAREHOUSE, INC .................         71,050
     3,800       MERCANTILE STORES CO, INC ...........        187,625
     4,500     o MEYER (FRED), INC ...................        159,750
     1,000     o MICHAELS STORES, INC ................         12,000
       600     o MICROAGE, INC .......................         12,000
     1,000     o MOVIE GALLERY, INC ..................         13,000
     1,700     o MUSICLAND STORES CORP ...............          2,550
     3,100     o NEIMAN-MARCUS GROUP, INC ............         79,050
     6,800       NORDSTROM, INC ......................        240,975
    17,400     o OFFICEMAX, INC ......................        184,875
     7,396     o PAYLESS SHOESOURCE, INC .............        277,350
    24,900       PENNEY, (J.C.) CO, INC ..............      1,213,875
     8,100       PEP BOYS MANNY, MOE, & JACK CO ......        249,075
     2,900     o PETRIE STORES CORP
                  (LIQUIDATING TRUST) ................          7,975
    14,600     o PETSMART, INC .......................        319,375
     9,080       PIER 1 IMPORTS, INC .................        160,035
    26,000     o PRICE/COSTCO, INC ...................        653,250
     3,650     o PROFFITTS, INC ......................        134,593
     3,500       REGIS CORP ..........................         56,875
     7,100     o REVCO (D.S.), INC NEW ...............        262,700
     2,400     o REXALL SUNDOWN, INC .................         65,250
    18,415       RITE AID CORP .......................        731,996
     3,000       ROSS STORES, INC ....................        150,000
     7,600       ROUSE CO ............................        241,300
    43,800       SEARS ROEBUCK & CO ..................      2,020,275
    17,200     o SERVICE MERCHANDISE, INC ............         73,100
    14,500     o SHOPKO STORES, INC ..................        217,500
     9,500       SOTHEBYS HOLDINGS, INC (CLASS A) ....        176,937
       600     o SPIEGEL, INC (CLASS A) ..............          4,237
    22,750     o STAPLES, INC ........................        410,921
     2,800     o STEIN MART, INC .....................         56,700
     6,800       STRIDE RITE CORP ....................         68,000
     6,600     o SUNGLASS HUT INTERNATIONAL, INC .....         47,850
     2,100       TALBOTS, INC ........................         60,112
     7,600       TANDY CORP ..........................        334,400
     7,050     o THE SPORTS AUTHORITY, INC ...........        153,337
     4,200       TIFFANY & CO NEW ....................        153,825
    11,100       TJX COS, INC NEW ....................        525,862
     1,000     o TOPPS, INC ..........................          4,000
    32,940     o TOYS R US, INC ......................        988,200
     4,200     o WABAN, INC ..........................        109,200
   189,000       WAL-MART STORES, INC ................      4,323,375
    33,200       WALGREEN CO .........................      1,328,000
     2,500     o WEST MARINE, INC ....................         70,625
     3,600     o WILLIAMS-SONOMA, INC ................        130,950
    16,800     o WOOLWORTH CORP ......................        367,500
     8,800     o ZALE CORP ...........................        168,300
                                                         ------------
                                                           33,881,521
                                                         ------------
               TEXTILE & APPAREL--0.52%
     2,300     o ANN TAYLOR STORES CORP ..............         40,250
    14,900     o BURLINGTON INDUSTRIES, INC ..........        163,900
       600       CATO CORP (CLASS A) NEW .............          3,000
     1,600     o CONE MILLS CORP .....................         12,600
    10,700     o FRUIT OF THE LOOM, INC (CLASS A) ....        405,262
     3,600     o JUST FOR FEET INC ...................         94,500
     4,500       KELLWOOD CO .........................         90,000
     9,500       LIZ CLAIBORNE, INC ..................        366,937
     5,400     o MOHAWK INDUSTRIES, INC ..............        118,800
     7,200     o NAUTICA ENTERPRISES, INC ............        181,800
    16,700       NIKE, INC (CLASS B) .................        997,825
     4,000     o NINE WEST GROUP, INC ................        185,500
     1,300       PHILLIPS VAN HEUSEN CORP ............         18,687
     7,990       REEBOK INTERNATIONAL LTD ............        335,580
     7,100       RUSSELL CORP ........................        211,225
     3,300       ST. JOHN KNITS, INC .................        143,550
     9,200       UNIFI, INC ..........................        295,550
     7,600       VF CORP .............................        513,000
     8,700       WARNACO GROUP, INC (CLASS A) ........        257,737
     4,700     o WESTPOINT STEVENS, INC ..............        140,412
     6,375       WOLVERINE WORLD WIDE, INC ...........        184,875
                                                         ------------
                                                            4,760,990
                                                         ------------

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               TOBACCO--1.77%
    23,900       AMERICAN BRANDS, INC ................  $   1,186,037
     4,700       DIMON, INC ..........................        108,687
   109,400       PHILIP MORRIS COS, INC ..............     12,321,175
    42,083       RJR NABISCO HOLDINGS CORP ...........      1,430,822
     3,860       SCHWEITZER-MAUDUIT
                  INTERNATIONAL, INC .................        122,072
     7,800       UNIVERSAL CORP ......................        250,575
    27,600       UST, INC ............................        893,550
                                                         ------------
                                                           16,312,918
                                                         ------------
                TRUCKERS & SHIPPING--0.19%
     5,200     o AMERICAN FREIGHTWAYS CORP ...........         57,850
     4,900       APL LTD .............................        115,762
     3,000       ARNOLD INDUSTRIES, INC ..............         47,625
     4,200       CALIBER SYSTEM, INC .................         80,850
     6,900       CNF TRANSPORTATION, INC .............        153,525
     3,450     o CONSOLIDATED FREIGHTWAYS CORP .......         30,618
     6,200       HUNT (J.B.) TRANSPORT SERVICES, INC .         86,800
       800     o LANDSTAR SYSTEM, INC ................         18,600
       200     o M.S. CARRIERS, INC ..................          3,200
     1,600       OVERSEAS SHIPHOLDING GROUP, INC .....         27,200
     2,100       PITTSTON BURLINGTON GROUP CO ........         42,000
       700       ROADWAY EXPRESS, INC ................         13,562
    13,600       ROLLINS TRUCK LEASING CORP ..........        171,700
    11,500       RYDER SYSTEM, INC ...................        323,437
     5,300     o SWIFT TRANSPORTATION CO, INC ........        124,550
     7,300       USFREIGHTWAYS CORP ..................        200,293
    10,200       WERNER ENTERPRISES, INC .............        184,875
     2,000       XTRA CORP ...........................         86,750
     1,100     o YELLOW CORP .........................         15,812
                                                         ------------
                                                            1,785,009
                                                         ------------
               UTILITIES--ELECTRIC--3.71%
     7,000     o AES CORP ............................        325,500
    17,300       ALLEGHENY POWER SYSTEMS, INC ........        525,487
    23,500       AMERICAN ELECTRIC POWER CO, INC .....        966,437
    12,900       ATLANTIC ENERGY, INC ................        220,912
    20,100       BALTIMORE GAS & ELECTRIC CO .........        537,675
     9,300       BOSTON EDISON CO ....................        249,937
    18,200       CAROLINA POWER & LIGHT CO ...........        664,300
    28,000       CENTERIOR ENERGY CORP ...............        301,000
    24,500       CENTRAL & SOUTH WEST CORP ...........        627,812
     1,500       CENTRAL HUDSON GAS & ELECTRIC CORP ..         47,062
     8,500       CENTRAL MAINE POWER CO ..............         98,812
    20,023       CINERGY CORP ........................        668,267
     3,700       CIPSCO, INC .........................        133,662
    28,366     o CITIZENS UTILITIES CO (CLASS B) .....        315,571
    12,400       CMS ENERGY CORP .....................        416,950
    29,700       CONSOLIDATED EDISON CO OF
                  NEW YORK, INC ......................        868,725
    14,200       DELMARVA POWER & LIGHT CO ...........        289,325
    22,900       DOMINION RESOURCES, INC .............        881,650
    15,100       DPL, INC ............................        369,950
    11,400       DQE, INC ............................        330,600
    17,900       DTE ENERGY CO .......................        579,512
    26,100       DUKE POWER CO .......................      1,207,125
     3,300       EASTERN UTILITIES ASSOCIATION CO ....         57,337
    53,500       EDISON INTERNATIONAL CO .............      1,063,312
    15,500       ENOVA CORP ..........................        352,625
    28,000       ENTERGY CORP NEW ....................        777,000
    12,900       FLORIDA PROGRESS CORP ...............        416,025
    22,000       FPL GROUP, INC ......................      1,012,000
    15,700       GPU, INC ............................        527,912
     5,800       HAWAIIAN ELECTRIC INDUSTRIES, INC ...        209,525
    27,100       HOUSTON INDUSTRIES, INC .............        613,137
     7,400       IDAHO POWER CO ......................        230,325
     6,000       IES INDUSTRIES, INC .................        179,250
    10,900       ILLINOVA CORP .......................        299,750
     9,200       IPALCO ENTERPRISES, INC .............        250,700
     8,900       KANSAS CITY POWER & LIGHT CO ........        253,650
     4,000       KU ENERGY CORP ......................        120,000
    17,200       LONG ISLAND LIGHTING CO .............        380,550
    12,400       LOUISVILLE GAS & ELECTRIC
                  ENERGY CORP ........................        303,800
    21,400       MIDAMERICAN ENERGY HOLDINGS CO ......        339,725
     2,700       MINNESOTA POWER & LIGHT CO ..........         74,250
    11,300       MONTANA POWER CO ....................        241,537
    13,200       NEVADA POWER CO .....................        270,600
     9,300       NEW ENGLAND ELECTRIC SYSTEMS CO .....        324,337
    13,900       NEW YORK STATE ELECTRIC & GAS CORP ..        300,587
    26,800     o NIAGARA MOHAWK POWER CORP ...........        264,650
     8,600       NIPSCO INDUSTRIES, INC ..............        340,775
    18,400       NORTHEAST UTILITIES CO ..............        243,800
     9,800       NORTHERN STATES POWER CO ............        449,575
    19,400       OHIO EDISON CO ......................        441,350
     6,500       OKLAHOMA GAS & ELECTRIC CO ..........        271,375
    52,700       PACIFIC GAS & ELECTRIC CO ...........      1,106,700
    37,500       PACIFICORP ..........................        768,750
    26,900       PECO ENERGY CO ......................        679,225
    11,500       PINNACLE WEST CAPITAL CORP ..........        365,125
     6,400       PORTLAND GENERAL CORP ...............        268,800
    15,200       POTOMAC ELECTRIC POWER CO ...........        391,400
    21,800       PP&L RESOURCES, INC .................        501,400
     9,500       PUBLIC SERVICE CO OF COLORADO .......        369,312
    11,100       PUBLIC SERVICE CO OF NEW MEXICO .....        217,837
    29,700       PUBLIC SERVICE ENTERPRISE GROUP, INC         809,325
    13,100       PUGET SOUND POWER & LIGHT CO ........        314,400
    10,000       ROCHESTER GAS & ELECTRIC CORP .......        191,250
    15,900       SCANA CORP ..........................        425,325
    10,100       SIERRA PACIFIC RESOURCES ............        290,375
    84,700       SOUTHERN CO .........................      1,916,337
     4,600       SOUTHWESTERN PUBLIC SERVICE CO ......        162,725
    16,200       TECO ENERGY, INC ....................        390,825
    28,200       TEXAS UTILITIES CO ..................      1,149,150
     4,940     o TUCSON ELECTRIC POWER CO ............         82,127
    27,400       UNICOM CORP .........................        743,225
    13,000       UNION ELECTRIC CO ...................        500,500
     1,500       UNITED ILLUMINATING CO ..............         47,062
    10,001       UTILICORP UNITED, INC ...............        270,027
    13,400       WASHINGTON WATER POWER CO ...........        249,575
     9,400       WESTERN RESOURCES, INC ..............        290,225
    16,800       WISCONSIN ENERGY CORP ...............        451,500
                                                         ------------
                                                           34,188,232
                                                         ------------
               UTILITIES--GAS & PIPELINE--1.32%
    10,800       AGL RESOURCES, INC ..................        228,150
    11,300     o AMERICAN STANDARD COS, INC ..........        432,225
     9,300       AMERICAN WATER WORKS CO, INC ........        191,812
     4,800     o BLACK BOX CORP ......................        198,000
     8,900       BROOKLYN UNION GAS CO ...............        268,112
     1,400       CABOT OIL & GAS CORP (CLASS A) ......         23,975
     7,400     o CALENERGY, INC ......................        248,825
    12,600       COASTAL CORP ........................        615,825
     7,400       COLUMBIA GAS SYSTEMS, INC ...........        470,825
    12,100       CONSOLIDATED NATURAL GAS CO .........        668,525
     1,200       EASTERN ENTERPRISES CO ..............         42,450

                       See notes to financial statements.

    SHARES                                                   VALUE
    ------                                                  -------
               UTILITIES--GAS & PIPELINE--(CONTINUED)
     7,548     o EL PASO NATURAL GAS CO NEW ..........   $    381,174
    28,000       ENRON CORP ..........................      1,207,500
     9,500       ENSERCH CORP ........................        218,500
     7,700       EQUITABLE RESOURCES, INC ............        229,075
     1,600       INDIANA ENERGY, INC .................         39,000
     2,500     o IONICS, INC .........................        120,000
     4,100       KN ENERGY, INC ......................        160,925
    10,200       MCN CORP ............................        294,525
     6,400       NATIONAL FUEL GAS CO ................        264,000
    18,700       NGC CORP ............................        434,775
     8,100       NICOR, INC ..........................        289,575
    17,123       NORAM ENERGY CORP ...................        263,266
     5,315       ONEOK, INC ..........................        159,450
    11,400       PACIFIC ENTERPRISES, INC ............        346,275
    19,100       PANENERGY CORP ......................        859,500
     4,600       PEOPLES ENERGY CORP .................        155,825
     1,790       PIEDMONT NATURAL GAS CO, INC ........         41,841
     4,200     o PRIMARK CORP ........................        103,950
     6,000       QUESTAR CORP ........................        220,500
    11,200       SONAT, INC ..........................        576,800
     4,600       SOUTHWEST GAS CORP ..................         88,550
     1,300       SOUTHWESTERN ENERGY CO ..............         19,662
    22,030     o TENNECO, INC NEW ....................        994,103
     6,010       UGI CORP NEW ........................        134,473
     7,500       VALERO ENERGY CORP ..................        214,687
     6,400       WASHINGTON ENERGY CO ................        132,000
       500       WESTERN GAS RESOURCES, INC ..........          9,625
     1,500       WICOR, INC ..........................         53,812
    21,367       WILLIAMS COS, INC ...................        801,262
                                                         ------------
                                                           12,203,354
                                                         ------------

               UTILITIES--OTHER--0.01%
     3,400     o BILLING INFORMATION CONCEPTS CORP ...         97,750
                                                         ------------

               UTILITIES--TELEPHONE--5.60%
     1,900     o ADTRAN, INC .........................         78,850
     9,500       ALIANT COMMUNICATIONS, INC ..........        161,500
    27,300       ALLTEL CORP .........................        856,537
     3,700     o AMERICAN MOBILE SATELLITE CORP ......         45,325
    74,100       AMERITECH CORP NEW ..................      4,492,312
   217,100       AT & T CORP .........................      9,443,850
    58,700       BELL ATLANTIC CORP ..................      3,800,825
   133,600       BELLSOUTH CORP ......................      5,394,100
     4,600     o C-TEC CORP ..........................        111,550
     9,500       CINCINNATI BELL, INC ................        585,437
    23,400       FRONTIER CORP .......................        529,425
     8,287     o GLENAYRE TECHNOLOGIES, INC ..........        178,688
   128,400       GTE CORP ............................      5,842,200
    91,200       MCI COMMUNICATIONS CORP .............      2,981,100
     8,800     o MOBILE TELECOMMUNICATIONS
                  TECHNOLOGIES CORP ..................         74,800
     4,200     o MOBILEMEDIA CORP ....................          1,837
    19,800     o NEXTEL COMMUNICATIONS, INC (CLASS A)         258,637
    59,300       NYNEX CORP ..........................      2,853,812
    56,200       PACIFIC TELESIS GROUP CO ............      2,065,350
    81,500       SBC COMMUNICATIONS, INC .............      4,217,625
    11,100       SOUTHERN NEW ENGLAND
                  TELECOMMUNICATIONS CORP ............        431,512
    58,200       SPRINT CORP .........................      2,320,725
     9,801       TELEPHONE & DATA SYSTEMS, INC .......        355,286
     3,400     o U.S. LONG DISTANCE CORP .............         27,200
    62,600       U.S. WEST COMMUNICATIONS GROUP, INC .      2,018,850
    63,800     o U.S. WEST MEDIA GROUP, INC ..........      1,180,300
    52,358     o WORLDCOM, INC .......................      1,364,580
                                                         ------------
                                                           51,672,213
                                                         ------------
                TOTAL COMMON STOCK
                 (Cost $767,742,006) .................    919,234,554
                                                         ------------
     PAR
    VALUE
   --------
               SHORT TERM INVESTMENTS--1.51%
                U.S. GOVERNMENTS & AGENCIES--1.51%
                 FEDERAL HOME LOAN MORTGAGE CORP
$ 10,800,000       5.400%,  01/02/97 ................      10,796,712
   3,100,000       5.430%,  01/24/97 ................       3,088,840
                                                         ------------
                                                           13,885,552
                                                         ------------
              TOTAL SHORT TERM INVESTMENTS
               (Cost $13,887,626) ...... ...........       13,885,552
                   ROUNDING ........................              275
                                                         ------------
              TOTAL PORTFOLIO
               (Cost $781,764,884) ..... ...........     $933,285,693
                                                         ============
----------
o Non-income producing
X In bankruptcy


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND


                           Participant Voting Results
                                December 31, 1996
                              ---------------------


CREF's annual meeting was held on November 11, 1996.

The annual meeting involved the election of trustees. The five trustees elected to four-year terms at the annual meeting were:

    John H. Biggs: 24,388,893,088 (98.1%) votes were cast in favor, and 473,571,838 (1.9%) votes were withheld.

    Marjorie Fine Knowles: 24,339,609,463 (97.9%) votes were cast in favor, and 522,914,314 (2.1%) votes were withheld.

    Bevis Longstreth: 24,359,955,477 (98.0%) votes were cast in favor, and 502,568,300 (2.0%) votes were withheld.

    Robert M. Lovell, Jr.: 24,368,987,754 (98.0%) votes were cast in favor, and 493,545,176 (2.0%) votes were withheld.

    Robert W. Vishny: 24,404,521,617 (98.2%) votes were cast in favor, and 458,011,313 (1.8%) votes were withheld.

The other trustees currently in office are Robert H. Atwell, Elizabeth E. Bailey, Gary P. Brinson, Joyce A. Fecske, Edes P. Gilbert, Stuart Tse Kong Ho, Nancy L. Jacob, Thomas W. Jones, Martin L. Leibowitz, Jay O. Light, Stephen A. Ross, Eugene C. Sit, Maceo K. Sloan, Harry K. Spindler, and David K. Storrs.

One shareholder proposal was submitted to a vote of CREF participants in the Social Choice Account, recommending adoption of an additional screen for the account.

    On this proposal, 61,572,674 (19.3%) votes were cast in favor, 237,891,147 (74.6%) votes were cast in opposition and 19,580,459 (6.1%) abstained. The proposal was defeated.

One shareholder proposal was submitted to a vote of CREF participants, that CREF adopt a specified approach regarding the executive compensation policies of companies in which CREF holds equity interests.

    For the Stock Account, 3,359,178,110 (15.6%) votes were cast in favor, 16,825,435,462 (78.1%) votes were cast in opposition and 1,359,844,128
    (6.3%) abstained. The  proposal  was  defeated.

    For the Social Choice Account, 102,737,209 (32.1%) votes were cast in favor, 196,659,162 (61.5%) votes were cast in opposition and 20,556,321 (6.4%)
    abstained. The proposal was defeated.

    For the Global Equities Account, 212,485,196 (18.2%) votes were cast in favor, 899,576,143 (77.0%) votes were cast in opposition and 55,854,513 (4.8%) abstained. The proposal was defeated.

    For the Growth Account, 112,110,211 (18.9%) votes were cast in favor, 453,151,980 (76.2%) votes were cast in opposition and 28,973,269 (4.9%)
    abstained. The proposal was defeated.

    For the Equity Index Account, 47,592,161 (20.3%) votes were cast in favor, 175,402,357 (74.7%) votes were cast in opposition and 11,887,003 (5.0%)
    abstained. The proposal was defeated.

One shareholder proposal was submitted to a vote of CREF participants in accounts with investments in tobacco manufacturers, asking CREF to divest its investments in those companies.

    For the Stock Account, 4,750,492,664 (22.1%) votes were cast in favor, 15,492,774,677 (71.9%) votes were cast in opposition and 1,301,322,801
    (6.0%) abstained. The proposal was defeated.

    For the Money Market Account, 196,964,280 (25.6%) votes were cast in favor, 531,154,455 (68.9%) votes were cast in opposition and 42,109,592 (5.5%)
    abstained. The proposal was defeated.

    For the Bond Market Account, 61,884,660 (26.8%) votes were cast in favor, 157,274,558 (68.1%) votes were cast in opposition and 11,856,252 (5.1%)
    abstained. The proposal was defeated.

    For the Global Equities Account, 286,247,620 (24.5%) votes were cast in favor, 826,976,701 (70.8%) votes were cast in opposition and 54,683,355 (4.7%) abstained. The proposal was defeated.

    For the Growth Account, 145,619,242 (24.5%) votes were cast in favor, 420,682,878 (70.8%) votes were cast in opposition and 27,941,082 (4.7%)
    abstained. The proposal was defeated.

    For the Equity Index Account, 59,860,344 (25.5%) votes were cast in favor, 163,372,385 (69.5%) votes were cast in opposition and 11,648,791 (5.0%)
    abstained. The proposal was defeated.

Shareholders also ratified the election of Deloitte & Touche LLP as the independent auditors for CREF for the fiscal year ending December 31, 1996, 24,060,980,398 (96.8%) votes were cast in favor, 275,476,128 (1.1%) votes were cast in opposition and 526,401,984 (2.1%) abstained.

[CREF Logo]

College Retirement Equities Fund
730 Third Avenue
New York, NY 10017-3206
212/490-9000

                                                       Printed on recycled paper


CAR02M--2/97